UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

2011 Semiannual Report

TIAA-CREF
Real Estate Securities Fund
of the TIAA-CREF Funds

September 30, 2011
Financial statements (unaudited)

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2011. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.

•	The summary portfolio of investments lists the issuers, sectors and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2011.

•	The financial statements contain detailed information about the operations and financial condition of the fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The Real Estate Securities Fund also files complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	3

Important information about expenses

Shareholders in the Real Estate Securities Fund incur only one of two potential types of costs:

•	Shareholders do not incur transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

The example that appears in the table on page 5 is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the fund. The example is also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2011–September 30, 2011).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended September 30, 2011

Real Estate Securities Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11– 9/30/11)

Institutional Class
Actual return	$1,000.00	$868.65	$2.52
5% annual hypothetical return	1,000.00	1,022.30	2.73

Retirement Class
Actual return	$1,000.00	$867.75	$3.69
5% annual hypothetical return	1,000.00	1,021.05	3.99

Retail Class
Actual return	$1,000.00	$867.80	$3.60
5% annual hypothetical return	1,000.00	1,021.15	3.89

Premier Class
Actual return	$1,000.00	$867.96	$3.22
5% annual hypothetical return	1,000.00	1,021.55	3.49

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class, 0.79% for the Retirement Class, 0.77% for the Retail Class and 0.69% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. On December 20, 2010, the benchmark changed its name from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index. At the same time, Timber REITs were added to the index.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	5

Real Estate Securities Fund

Performance for the six months ended September 30, 2011

The Real Estate Securities Fund returned –13.14% for the Institutional Class, compared with the –12.61% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2011, the fund returned 0.59%, versus 0.93% for the index. The table on the following page shows returns for all share classes of the fund.

REITs lose ground in a declining market

Real estate investment trusts (REITs) posted a 2.90% return for the second quarter of 2011. However, REITs gave back that advance and posted a double-digit loss after they and other stocks sold off in the third quarter. During the six-month period, REITs held up slightly better than the broad U.S. stock market, which fell 15.30%, as measured by the Russell 3000® Index.

          As concerns grew about the economic recovery in the United States and the sovereign debt crisis in Europe, many investors lightened up on stocks, including REITs, and gravitated to less volatile areas of the investment markets, particularly bonds. The U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 6.20%.

          For the five years ended September 30, 2011, REITs posted an average annual return of –2.43%, lagging the –0.92% average annual return of the Russell 3000 and the 6.53% gain of the Barclays Capital aggregate index.

Stock selections trim the fund’s relative performance

For the six months, twelve of the benchmark’s 13 property sectors posted losses; eight suffered double-digit declines. The biggest drag on index performance came from the lodging, timber and office sectors, which fell 33.4%, 25.5% and 16.1%, respectively. Together, these sectors made up almost one-quarter of the benchmark’s total market capitalization on September 30, 2011.

          The fund lagged its benchmark because of several unfavorable stock choices. These included nonbenchmark positions in KB Home; Thomas Properties, an office, retail and multifamily property owner; and CBRE Group, a global real estate services provider. An overweight investment in SL Green, an office REIT, also detracted from the fund’s relative return.

          The negative effects of these holdings were partly offset by several successful stock selections, including overweight positions in American Campus Communities and Simon Property Group, a retail property owner. An underweight position in distribution facilities owner ProLogis helped as well.

6	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of September 30, 2011

	Inception date	Total return		Average annual total return

Real Estate Securities Fund		6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	–13.14%	0.59%	–3.13%		8.84%
Retirement Class	10/1/2002	–13.23	0.31	–3.34		8.65
Retail Class	10/1/2002	–13.22	0.35	–3.29		8.68
Premier Class	9/30/2009	–13.20	0.34	–3.19	*	8.81	*

FTSE NAREIT All Equity REITs Index†		–12.61	0.93	–2.43		9.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	On December 20, 2010, the benchmark changed its name from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index. At the same time, Timber REITs were added to the index.

‡	Performance is calculated from the inception date of the Institutional Class.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	7

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 9/30/2011

Specialized REITs	25.2
Retail REITs	24.2
Residential REITs	17.7
Office REITs	13.6
Diversified REITs	4.5
Industrial REITs	3.2
Gold	2.3
Real estate operating companies	1.2
Homebuilding	0.9
Diversified capital markets	0.8
Mortgage REITs	0.6
Real estate services	0.5
Security & alarm services	0.3
Hotels, resorts & cruise lines	0.3
Precious metals & minerals	0.2
Asset management & custody banks	0.2
Other assets & liabilities, net	4.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2011

Over $15 billion	23.9
$4 billion–$15 billion	51.0
Under $4 billion	25.1

Total	100.0

8	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Summary portfolio of investments (unaudited)

Real Estate Securities Fund ▪ September 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

ASSET MANAGEMENT & CUSTODY BANKS			$1,534,000	0.2%

DIVERSIFIED CAPITAL MARKETS
650,000	*	HFF, Inc (Class A)	5,681,000	0.8

			5,681,000	0.8

DIVERSIFIED REITS
430,000		Vornado Realty Trust	32,086,600	4.5

			32,086,600	4.5

GOLD
60,000		Agnico-Eagle Mines Ltd	3,571,200	0.5
65,000		Goldcorp, Inc	2,966,600	0.4
125,000		Market Vectors Junior Gold Miners ETF	3,518,750	0.5
100,000		Newmont Mining Corp	6,290,000	0.9

			16,346,550	2.3

HOMEBUILDING
900,000		PDG Realty S.A.	2,934,184	0.4
		Other	3,733,000	0.5

			6,667,184	0.9

HOTELS, RESORTS & CRUISE LINES			1,941,000	0.3

INDUSTRIAL REITS
567,840		AMB Property Corp	13,770,120	1.9
195,000		EastGroup Properties, Inc	7,437,300	1.0
		Other	1,440,000	0.3

			22,647,420	3.2

MORTGAGE REITS
250,000		Starwood Property Trust, Inc	4,290,000	0.6

			4,290,000	0.6

OFFICE REITS
130,000		Alexandria Real Estate Equities, Inc	7,980,700	1.1
515,000		BioMed Realty Trust, Inc	8,533,550	1.2
425,000		Boston Properties, Inc	37,867,500	5.3
220,000		Digital Realty Trust, Inc	12,135,200	1.7
180,000		Mack-Cali Realty Corp	4,815,000	0.7
350,000		Mission West Properties, Inc	2,656,500	0.4
405,000		SL Green Realty Corp	23,550,750	3.2

			97,539,200	13.6

PRECIOUS METALS & MINERALS			1,715,200	0.2

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	9

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund ▪ September 30, 2011

Shares		Company	Value	% of net assets

REAL ESTATE OPERATING COMPANIES
3,850,000	*,a	Thomas Properties Group, Inc	$8,778,000	1.2%

			8,778,000	1.2

REAL ESTATE SERVICES
75,000		Vanguard REIT ETF	3,815,250	0.5

			3,815,250	0.5

RESIDENTIAL REITS
350,000		American Campus Communities, Inc	13,023,500	1.8
200,000		Associated Estates Realty Corp	3,092,000	0.4
235,000		AvalonBay Communities, Inc	26,801,750	3.7
70,000		BRE Properties, Inc (Class A)	2,963,800	0.4
210,000		Camden Property Trust	11,604,600	1.6
720,000		Equity Residential	37,346,400	5.2
170,000		Essex Property Trust, Inc	20,406,800	2.9
210,000		Post Properties, Inc	7,295,400	1.0
200,000		UDR, Inc	4,428,000	0.7

			126,962,250	17.7

RETAIL REITS
1,650,000		DDR Corp	17,985,001	2.6
55,000		Federal Realty Investment Trust	4,532,550	0.6
1,250,000		General Growth Properties, Inc	15,125,000	2.2
400,000		Glimcher Realty Trust	2,832,000	0.4
580,000		Kimco Realty Corp	8,717,400	1.2
380,000		Macerich Co	16,199,400	2.3
175,000		Regency Centers Corp	6,182,750	0.9
745,000		Simon Property Group, Inc	81,935,100	11.2
350,000		Tanger Factory Outlet Centers, Inc	9,103,500	1.3
65,000		Taubman Centers, Inc	3,270,150	0.5
800,000		Westfield Group	5,932,561	0.8
		Other	1,612,000	0.2

			173,427,412	24.2

SECURITY & ALARM SERVICES			2,007,932	0.3

SPECIALIZED REITS
238,126		Entertainment Properties Trust	9,282,151	1.3
200,000		Extra Space Storage, Inc	3,726,000	0.5
820,000		HCP, Inc	28,749,200	4.0
400,000		Health Care REIT, Inc	18,720,000	2.6
150,000		Healthcare Realty Trust, Inc	2,527,500	0.4
1,250,000		Hersha Hospitality Trust	4,325,000	0.6
1,600,000		Host Marriott Corp	17,504,000	2.4
200,000		Plum Creek Timber Co, Inc	6,942,000	1.0
260,000		Public Storage, Inc	28,951,000	4.0
640,000		Ventas, Inc	31,616,000	4.4
1,100,000		Weyerhaeuser Co	17,105,000	2.5
		Other	10,560,800	1.5

			180,008,651	25.2

		TOTAL COMMON STOCKS (Cost $744,856,249)	685,447,649	95.7

10	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund ▪ September 30, 2011

		Value	% of net assets

TOTAL PORTFOLIO	(Cost $744,856,249)	$685,447,649	95.7%
OTHER ASSETS & LIABILITIES, NET		30,455,323	4.3

NET ASSETS		$715,902,972	100.0%

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing.

a	Affiliated holding.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	11

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund ▪ September 30, 2011

ASSETS
Portfolio investments, at value†	$676,669,649
Affiliated investments, at value‡	8,778,000
Cash	25,510,413
Receivable from securities transactions	5,710,443
Receivable from Fund shares sold	953,248
Dividends and interest receivable	1,898,473
Other	25,222

Total assets	719,545,448

LIABILITIES
Management fees payable	30,081
Service agreement fees payable	4,230
Distribution fees payable	45,209
Due to affiliates	5,838
Payable for securities transactions	2,798,773
Payable for Fund shares redeemed	526,271
Accrued expenses & other payables	232,074

Total liabilities	3,642,476

NET ASSETS	$715,902,972

NET ASSETS CONSIST OF:
Paid-in-capital	$827,005,159
Undistributed net investment income (loss)	1,891,477
Accumulated net realized gain (loss) on total investments	(53,585,064)
Net unrealized appreciation (depreciation) on total investments	(59,408,600)

NET ASSETS	$715,902,972

INSTITUTIONAL CLASS:
Net assets	$332,778,486
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	35,901,524

Net asset value per share	$9.27

RETIREMENT CLASS:
Net assets	$200,792,513
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,007,388

Net asset value per share	$9.56

RETAIL CLASS:
Net assets	$109,868,796
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,921,844

Net asset value per share	$9.22

PREMIER CLASS:
Net assets	$72,463,177
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,814,675

Net asset value per share	$9.27

† Portfolio investments, cost	$727,069,508
‡ Affiliated investments, cost	$17,786,741

12	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund ▪ For the period ended September 30, 2011

INVESTMENT INCOME
Dividends*	$8,586,358

Total income	8,586,358

EXPENSES
Management fees	2,079,746
Distribution fees — Retail Class	69,412
Distribution fees — Premier Class	56,704
Fund administration fees	30,553
Custody and accounting fees	10,183
Professional fees	31,642
Shareholder reports	20,105
Shareholder servicing — Institutional Class	1,213
Shareholder servicing — Retirement Class	340,138
Shareholder servicing — Retail Class	75,868
Shareholder servicing — Premier Class	135
Trustee fees and expenses	4,400
Compliance fees	9,929
Interest expense	170
Registration fees	44,482
Other expenses	21,145

Total expenses	2,795,825

Net investment income (loss)	5,790,533

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,806,697
Foreign currency transactions	77,054

Net realized gain (loss) on total investments	2,883,751

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(115,992,187)
Affiliated investments	(4,119,500)

Net change in unrealized appreciation (depreciation) on total investments	(120,111,687)

Net realized and unrealized gain (loss) on total investments	(117,227,936)

Net increase (decrease) from operations	$(111,437,403)

* Net of foreign withholding taxes of	$(4,981)

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	13

Statement of changes in net assets

Real Estate Securities Fund ▪ For the period or year ended

		For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

		(unaudited )
	OPERATIONS
	Net investment income (loss)	$5,790,533	$3,284,175	$11,919,577
	Net realized gain (loss) on total investments	2,883,751	36,862,959	40,020,926
	Net change in unrealized appreciation (depreciation) on total investments	(120,111,687)	68,135,036	98,598,086

	Net increase (decrease) from operations	(111,437,403)	108,282,170	150,538,589

	DISTRIBUTIONS TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(2,488,810)	(2,128,467)	(5,247,895)
	Retirement Class	(1,337,014)	(1,511,340)	(4,161,881)
	Retail Class	(714,160)	(676,295)	(1,777,719)
	Premier Class	(455,106)	(513,365)	(281,684)
	From return of capital:
	Institutional Class	—	—	(546,958)
	Retirement Class	—	—	(433,758)
	Retail Class	—	—	(185,280)
	Premier Class	—	—	(29,358)

Total distributions		(4,995,090)	(4,829,467)	(12,664,533)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	79,393,304	68,071,257	58,520,557
	Retirement Class	28,246,526	40,745,460	116,364,795
	Retail Class	14,774,132	16,439,057	18,249,325
	Premier Class	19,029,180	57,665,606	28,997,740
	Reinvestments of distributions:
	Institutional Class	2,466,937	2,104,369	5,713,521
	Retirement Class	1,337,014	1,511,340	4,595,639
	Retail Class	682,570	645,736	1,871,222
	Premier Class	455,106	513,365	311,042
Redemptions:	Institutional Class	(29,919,323)	(42,860,920)	(60,652,456)
	Retirement Class	(83,761,408)	(72,380,959)	(49,974,646)
	Retail Class	(11,819,508)	(11,211,147)	(17,297,526)
	Premier Class	(11,034,732)	(22,672,270)	(1,714,636)

	Net increase (decrease) from shareholder transactions	9,849,798	38,570,894	104,984,577

	Net increase (decrease) in net assets	(106,582,695)	142,023,597	242,858,633
	NET ASSETS
	Beginning of period	$822,485,667	$680,462,070	$437,603,437

	End of period	$715,902,972	$822,485,667	$680,462,070

	Undistributed net investment income (loss) included in net assets	$1,891,477	$1,096,034	$1,445,958

14	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

concluded

		For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,399,790	6,724,866	6,909,770
	Retirement Class	2,510,094	3,909,100	12,991,904
	Retail Class	1,367,880	1,624,147	2,165,712
	Premier Class	1,860,074	5,815,324	3,467,314
Shares reinvested:
	Institutional Class	251,025	208,758	663,181
	Retirement Class	131,453	145,918	514,631
	Retail Class	70,069	64,613	219,309
	Premier Class	46,264	51,229	34,085
Shares redeemed:
	Institutional Class	(2,840,227)	(4,250,649)	(6,837,297)
	Retirement Class	(7,732,430)	(7,079,509)	(5,779,485)
	Retail Class	(1,129,589)	(1,115,281)	(2,105,025)
	Premier Class	(1,071,482)	(2,227,970)	(194,693)

Net increase (decrease) from shareholder transactions		862,921	3,870,546	12,049,406

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	15

Financial highlights

Real Estate Securities Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.75		$9.35		$7.24	$10.51	$14.65	$15.34	$14.46

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.05		0.19	0.23	0.27	0.22	0.34
Net realized and unrealized gain (loss) on total investments	(1.49)		1.42		2.12	(3.31)	(2.24)	0.47	2.69

Total gain (loss) from investment operations	(1.41)		1.47		2.31	(3.08)	(1.97)	0.69	3.03

Less distributions from:
Net investment income	(0.07)		(0.07)		(0.18)	(0.19)	(0.39)	(0.48)	(0.57)
Net realized gains	—		—		—	—	(1.62)	(0.90)	(1.58)
Return of capital	—		—		(0.02)	—	(0.16)	—	—

Total distributions	(0.07)		(0.07)		(0.20)	(0.19)	(2.17)	(1.38)	(2.15)

Net asset value, end of period	$9.27		$10.75		$9.35	$7.24	$10.51	$14.65	$15.34

TOTAL RETURN	(13.14	)%(b)	15.80	%(b)	32.16%	(28.84)%	(13.54)%	4.26%	23.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$332,778		$334,174		$265,753	$200,324	$242,867	$252,164	$218,442
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.59	%(c)	0.56%	0.60%	0.56%	0.58%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.57	%(c)	0.56%	0.56%	0.56%	0.55%	0.42%
Ratio of net investment income (loss) to average net assets	1.45	%(c)	0.98	%(c)	2.29%	3.98%	2.38%	1.39%	2.40%
Portfolio turnover rate	30	%(b)	30	%(b)	66%	78%	94%	116%	174%

16	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retirement Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.08		$9.64		$7.46	$10.81	$15.00	$15.66	$14.66

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.04		0.17	0.21	0.24	0.19	0.31
Net realized and unrealized gain (loss) on total investments	(1.54)		1.46		2.19	(3.39)	(2.28)	0.49	2.76

Total gain (loss) from investment operations	(1.46)		1.50		2.36	(3.18)	(2.04)	0.68	3.07

Less distributions from:
Net investment income	(0.06)		(0.06)		(0.16)	(0.17)	(0.37)	(0.44)	(0.49)
Net realized gains	—		—		—	—	(1.62)	(0.90)	(1.58)
Return of capital	—		—		(0.02)	—	(0.16)	—	—

Total distributions	(0.06)		(0.06)		(0.18)	(0.17)	(2.15)	(1.34)	(2.07)

Net asset value, end of period	$9.56		$11.08		$9.64	$7.46	$10.81	$15.00	$15.66

TOTAL RETURN	(13.23	)%(b)	15.60	%(b)	31.85%	(28.95)%	(13.76)%	4.11%	23.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$200,793		$289,161		$280,763	$159,554	$172,078	$191,671	$197,157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79	%(c)	0.83	%(c)	0.81%	0.85%	0.81%	0.84%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.82	%(c)	0.81%	0.81%	0.81%	0.80%	0.70%
Ratio of net investment income (loss) to average net assets	1.40	%(c)	0.77	%(c)	1.98%	3.53%	2.03%	1.18%	2.14%
Portfolio turnover rate	30	%(b)	30	%(b)	66%	78%	94%	116%	174%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	17

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.69		$9.30		$7.20	$10.46	$14.59	$15.27	$14.35

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.04		0.17	0.23	0.31	0.21	0.31
Net realized and unrealized gain (loss) on total investments	(1.48)		1.41		2.11	(3.31)	(2.28)	0.47	2.70

Total gain (loss) from investment operations	(1.41)		1.45		2.28	(3.08)	(1.97)	0.68	3.01

Less distributions from:
Net investment income	(0.06)		(0.06)		(0.16)	(0.18)	(0.38)	(0.46)	(0.51)
Net realized gains	—		—		—	—	(1.60)	(0.90)	(1.58)
Return of capital	—		—		(0.02)	—	(0.18)	—	—

Total distributions	(0.06)		(0.06)		(0.18)	(0.18)	(2.16)	(1.36)	(2.09)

Net asset value, end of period	$9.22		$10.69		$9.30	$7.20	$10.46	$14.59	$15.27

TOTAL RETURN	(13.22	)%(b)	15.64	%(b)	31.95%	(29.01)%	(13.66)%	4.26%	23.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$109,869		$124,104		$102,686	$77,475	$118,076	$174,936	$189,084
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77	%(c)	0.84	%(c)	0.77%	1.06%	0.85%	0.83%	0.62%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.83	%(c)	0.77%	0.75%	0.70%	0.65%	0.62%
Ratio of net investment income (loss) to average net assets	1.27	%(c)	0.75	%(c)	2.08%	3.89%	2.68%	1.32%	2.21%
Portfolio turnover rate	30	%(b)	30	%(b)	66%	78%	94%	116%	174%

18	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	concluded

Real Estate Securities Fund ▪ For the period or year ended

	Premier Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.75		$9.36		$7.24	$7.24

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.05		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.49)		1.41		2.17	—

Total gain (loss) from investment operations	(1.42)		1.46		2.31	0.00	(d)

Less distributions from:
Net investment income	(0.06)		(0.07)		(0.17)	—
Return of capital	—		—		(0.02)	—

Total distributions	(0.06)		(0.07)		(0.19)	—

Net asset value, end of period	$9.27		$10.75		$9.36	$7.24

TOTAL RETURN	(13.20	)%(b)	15.60	%(b)	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$72,463		$75,047		$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	0.74	%(c)	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.72	%(c)	0.71%	0.72	%(c)
Ratio of net investment income (loss) to average net assets	1.24	%(c)	1.03	%(c)	1.56%	0.00	%(c)
Portfolio turnover rate	30	%(b)	30	%(b)	66%	78%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	19

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers four share classes: Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values

20	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	21

Notes to financial statements (unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

22	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2011, there were no significant transfers between levels by the Fund.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments	Level 1	Level 2	Level 3	Total

Asset management & custody banks	$1,534,000	$—	$—	$1,534,000
Diversified capital markets	5,681,000	—	—	5,681,000
Diversified REITs	32,086,600	—	—	32,086,600
Gold	16,346,550	—	—	16,346,550
Homebuilding	3,733,000	2,934,184	—	6,667,184
Hotels, resorts & cruise lines	1,941,000	—	—	1,941,000
Industrial REITs	22,647,420	—	—	22,647,420
Mortgage REITs	4,290,000	—	—	4,290,000
Office REITs	97,539,200	—	—	97,539,200
Precious metals & minerals	1,715,200	—	—	1,715,200
Real estate operating companies	8,778,000	—	—	8,778,000
Real estate services	3,815,250	—	—	3,815,250
Residential REITs	126,962,250	—	—	126,962,250
Retail REITs	167,494,851	5,932,561	—	173,427,412
Security & alarm services	2,007,932	—	—	2,007,932
Specialized REITs	180,008,651	—	—	180,008,651

Total	$676,580,904	$8,866,745	$—	$685,447,649

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. Under the terms of the Fund’s Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	23

Notes to financial statements (unaudited)

Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares. The Premier Class of the Fund has adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain TIAA-CREF Funds and affiliates make investments in the Fund. At September 30, 2011, TIAA Access, an affiliate, owned 2% of the Fund’s shares.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2011	Shares at September 30, 2011	Value at September 30, 2011

Real Estate Securities Fund
Thomas Properties Group*	$12,897,500	3,850,000	$8,778,000

			$8,778,000

*	There were no purchases, sales, realized gain (loss), dividend income or withholding expense during the period ended September 30, 2011.

Note 4—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

24	2011 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

concluded

At September 30, 2011, the cost of portfolio investments for federal income tax purposes was $750,975,003. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $(65,527,354), consisting of gross unrealized appreciation of $48,041,991, and gross unrealized depreciation of $(113,569,345).

Purchases and sales of portfolio securities (other than short-term money market instruments) for the period ended September 30, 2011 were $245,117,791 and $240,730,019, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended March 31, 2011 was as follows:

	Ordinary income	Long-term capital gains	Return of capital	Total

3/31/11	$4,829,467	$—	$—	$4,829,467

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended September 30, 2011, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Semiannual Report	25

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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2011 Semiannual Report

TIAA-CREF Funds
Fixed-Income Funds

September 30, 2011

Financial statements (unaudited)

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

          This semiannual report contains information about the TIAA-CREF Funds and describes their results for the six months ended September 30, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2011.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Bonds benefit from stock market woes

During the six-month period ended September 30, 2011, the broad U.S. bond market posted a robust return but did so against a worrying backdrop. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, returned 2.3% in the second quarter of 2011 and 3.8% in the third quarter; for the six months, the return of the index was 6.2%.

          As the global economic picture darkened during the period, investors moved billions of dollars out of stocks and into bonds. Data compiled by the Investment Company Institute revealed that stock-based U.S. mutual funds had net outflows totaling about $92 billion during the period covered by this report; taxable U.S. bond funds saw net inflows of about $69 billion. Increased demand from mutual funds, along with massive bond purchases by the Federal Reserve, lifted bond prices during the period and contributed to higher returns.

          For the twelve-month period ended September 30, the Barclays Capital aggregate index posted a total return of 5.3%. However, with the inflation rate at 3.9% over the period, the real (i.e., inflation-adjusted) return of the index was 1.4%.

A slowing economy prompts a sell-off in stocks

The year’s second quarter brought new worries about the nation’s economic recovery, as manufacturing weakened and home prices fell further. Returns from U.S. stocks were flat for the quarter, as measured by the broad Russell 3000® Index.

          On July 29, the Bureau of Economic Analysis announced that gross domestic product (GDP) had risen at an annualized rate of just 1.3% during the second quarter, after accounting for inflation. This was short of consensus expectations, which had pointed to an increase of 1.9%. With the U.S. population growing nearly 1% each year, the rate of GDP growth showed an economy practically standing still, on a per capita basis.

Bond sector returns

Total return for the six months ended September 30, 2011

Largest sectors of the U.S. investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index

          Such tepid growth held little promise of improving the nation’s employment picture. Throughout the period, the official unemployment rate hovered around 9%. However, the Labor Department’s broadest measure of joblessness indicated that 16.5% of working-age Americans who wanted jobs were unable to find full-time work.

          Investors were further jolted on August 5, when independent rating agency Standard & Poor’s lowered the long-term sovereign credit rating of the United States from AAA to AA+, citing concerns about the fiscal agreement reached earlier that week in Washington.

          At the same time, Europe’s sovereign debt problems intensified, putting more stress on international credit markets. In combination, these factors produced accelerating losses in an already declining stock market, and the Russell 3000 Index lost 15.3% for the third quarter.

Bond investors, too, prove wary of risk

The same forces that drove stock prices down during the six-month period contributed to a vigorous rally in the U.S. bond markets, with investors seeking the relative safety of fixed-income investments in many categories.

          Despite the S&P credit downgrade, U.S. Treasury securities continued to be attractive. Treasuries, which made up more than one-third of the market capitalization of the Barclays Capital aggregate index on September 30, returned 9.0% for the six months. Their rising prices pushed the yield of 10-year Treasuries down from 3.47% at the end of March to 1.92% at the end of September.

          U.S. mortgage-backed securities, including the bonds of Ginnie Mae and Freddie Mac, made up nearly another third of the index at the period’s end. They returned 4.7%, lagging Treasuries by more than four percentage points.

          Corporate bonds—about one-fifth of the index—did somewhat better, earning 5.2%. Two much smaller sectors, U.S. agency securities and commercial mortgage-backed securities, returned 4.1% and 0.8%, respectively.

          The market’s results were further divided by credit quality. Triple-A bonds outperformed Baa bonds by more than one-and-a-half percentage points. Even in the relatively low-risk market for investment-grade bonds, rattled investors showed extra caution in taking on new risk.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	3

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

About the funds’ benchmarks

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays Capital 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, Standard & Poor’s and Fitch, and must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Important information about expenses

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2011-September 30, 2011).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	5

Bond Fund

Portfolio composition

% of net assets as of 9/30/2011

Mortgage-backed securities*	32.5
Corporate bonds	24.2
Foreign government & corporate bonds denominated in U.S. dollars	19.5
U.S. agency securities	8.0
U.S. Treasury securities	8.0
Commercial mortgage-backed securities	5.4
Asset-backed securities	1.4
Municipal bonds	0.4
Short-term investments	24.0
Other assets & liabilities, net	–23.4

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 9/30/2011

Less than 1 year	20.5
1–3 years	9.6
3–5 years	11.3
5–10 years	17.6
Over 10 years	41.0

Total	100.0

Holdings by credit quality†

% of fixed-income investments as of 9/30/2011

Aaa/AAA	48.7
Aa/AA	12.7
A/A	15.8
Baa/BBB	17.0
Ba/BB	2.9
B/B	1.8
Below B/B	0.4
Non-rated	0.7

Total	100.0

†

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2011

The Bond Fund returned 4.38% for the Institutional Class, compared with the 6.20% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the one-year period ended September 30, 2011, the fund returned 3.67%, versus 5.26% for the index. The table below shows returns for all share classes of the fund.

U.S. bonds gain as stocks stumble

During the second quarter of 2011, the overall bond market continued to benefit from the Federal Reserve’s large-scale purchases of government bonds, part of a program designed to keep long-term interest rates low. When stock prices declined sharply in most world markets during the third quarter, many investors sought the relative safety of U.S. Treasury securities. The increased demand for bonds and bond funds helped lift the return of the fund’s benchmark to 6.20% for the six months.

Treasuries shine in an anxious market

U.S. Treasury securities, which made up more than one-third of the market capitalization of the Barclays Capital aggregate index on September 30, 2011, returned 9.0% for the period. Rising bond prices pushed down Treasury yields, which move in the opposite direction. The yield on 10-year Treasury securities fell from 3.47% at the beginning of the period to 1.92% at period-end. Two-year yields slid from 0.80% to 0.25%.

          Corporate bonds, which made up about one-fifth of the index, posted a gain of 5.2%. With investors anxious about the economy and the credit markets, higher-quality bonds outperformed those with lower ratings. U.S. mortgage-backed securities, comprising about one-third of the index, returned 4.7%, while the small asset-backed, commercial mortgage-backed and U.S. agency sectors returned 4.2%, 0.8% and 4.1%, respectively.

Performance as of September 30, 2011

		Total return		Average annual total return

Bond Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	4.38%	3.67%	5.74%		5.26%
Retirement Class	3/31/2006	4.20	3.40	5.47		5.12	‡
Retail Class	3/31/2006	4.24	3.47	5.61		5.18	‡
Premier Class	9/30/2009	4.30	3.52	5.70	‡	5.24	‡

Barclays Capital U.S. Aggregate Bond Index		6.20	5.26	6.53		5.66

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

The fund’s sector weights trim returns for the period

Amid the general flight-to-quality, the Bond Fund significantly trailed the Barclays Capital aggregate index, primarily because of substantial underweight positions in U.S. Treasury securities, which outperformed all other major sectors during the period. Overweight holdings and unfavorable security selection in commercial mortgage-backed securities also detracted slightly from the fund’s results.

          The fund’s investment strategy has been to underweight U.S. Treasuries, relative to their market capitalization in the benchmark, with the goal of providing as favorable a long-term return as is consistent with preserving capital. Conversely, the fund has maintained an overweight in corporate bonds because, over the long-term, they have generally offered higher yields than government securities. During the six months, overweight holdings in high-quality corporate bonds and in asset-backed securities partly offset the drag on fund performance posed by the Treasury underweight.

          The fund’s relative return was also helped by overweights in U.S. agency securities and by advantageous out-of-benchmark positions in emerging market and high-yield securities, as well as in Canadian covered bonds, which are secured bonds backed by cash flows from an underlying pool of investments.

Expense example

Six months ended September 30, 2011

Bond Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11– 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,043.79	$1.64
Retirement Class	1,000.00	1,041.99	2.91
Retail Class	1,000.00	1,042.38	2.55
Premier Class	1,000.00	1,042.97	2.40

5% annual hypothetical return
Institutional Class	1,000.00	1,023.40	1.62
Retirement Class	1,000.00	1,022.15	2.88
Retail Class	1,000.00	1,022.50	2.53
Premier Class	1,000.00	1,022.65	2.38

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.57% for the Retirement Class, 0.50% for the Retail Class and 0.47% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	7

Bond Plus Fund

Portfolio composition

% of net assets as of 9/30/2011

Corporate bonds	30.2
Mortgage-backed securities*	25.5
Foreign government & corporate bonds denominated in U.S. dollars	17.0
U.S. Treasury securities	11.3
Commercial mortgage-backed securities	5.3
Asset-backed securities	4.8
Bank loan obligations	3.5
U.S. agency securities	1.1
Municipal bonds	0.3
Preferred stock	0.1
Short-term investments	10.0
Other assets & liabilities, net	–9.1

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 9/30/2011

Less than 1 year	10.7
1–3 years	6.0
3–5 years	14.8
5–10 years	27.5
Over 10 years	41.0

Total	100.0

Holdings by credit quality†

% of fixed-income investments as of 9/30/2011

Aaa/AAA	41.1
Aa/AA	7.6
A/A	12.2
Baa/BBB	16.0
Ba/BB	13.3
B/B	8.2
Below B/B	1.6

Total	100.0

†

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2011

The Bond Plus Fund returned 3.39% for the Institutional Class, compared with the 6.20% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the one-year period ended September 30, 2011, the fund returned 3.35%, versus 5.26% for the index. The table below shows returns for all share classes of the fund.

U.S. bonds gain as stocks stumble

During the second quarter of 2011, the overall bond market continued to benefit from the Federal Reserve’s large-scale purchases of government bonds, part of a program designed to keep long-term interest rates low. When stock prices declined sharply in most world markets during the third quarter, many investors sought the relative safety of U.S. Treasury securities. The increased demand for bonds and bond funds helped lift the return of the fund’s benchmark to 6.20% for the six months.

Treasuries shine in an anxious market

U.S. Treasury securities, which made up more than one-third of the market capitalization of the Barclays Capital aggregate index on September 30, 2011, returned 9.0% for the period. Rising bond prices pushed down Treasury yields, which move in the opposite direction. The yield on 10-year Treasury securities fell from 3.47% at the beginning of the period to 1.92% at period-end. Two-year yields slid from 0.80% to 0.25%.

          Corporate bonds, which made up about one-fifth of the index, posted a gain of 5.2%. With investors anxious about the economy and the credit markets, higher-quality bonds outperformed those with lower ratings. U.S. mortgage-backed securities, comprising about one-third of the index, returned 4.7%, while the small asset-backed, commercial mortgage-backed and U.S. agency sectors returned 4.2%, 0.8% and 4.1%, respectively.

Performance as of September 30, 2011

		Total return		Average annual total return

Bond Plus Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	3.39%	3.35%	5.30%		5.48%
Retirement Class	3/31/2006	3.26	3.09	5.04		5.23
Retail Class	3/31/2006	3.27	3.13	5.15		5.34
Premier Class	9/30/2009	3.21	3.09	5.21	‡	5.41	‡

Barclays Capital U.S. Aggregate Bond Index		6.20	5.26	6.53		6.62	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

8	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Investment strategies limit the fund’s gain

The Bond Plus Fund invests in a broad range of U.S. government securities and high-quality corporate bonds, with the goal of providing a favorable long-term return through high income consistent with preserving capital. It also holds selective, out-of-benchmark securities with special features.

          For the six months, the fund trailed the Barclays Capital aggregate index by more than two-and-a-half percentage points, primarily because it held substantial underweight positions in U.S. Treasury securities, which outperformed all other major sectors.

          One of the fund’s investment strategies has been to underweight U.S. Treasury securities, relative to their market capitalization in the benchmark, while maintaining an overweight position in corporate bonds, because, over the long-term, they have generally offered higher yields than government securities. However, during the period, the fund’s holdings in investment-grade corporate bonds and commercial mortgage-backed securities also detracted from results. Unfavorable positions in U.S. agency and mortgage-backed securities weighed on returns as well.

          Partly offsetting these detractors were successful, out-of-benchmark holdings in Canadian covered bonds—secured bonds backed by cash flows from an underlying pool of investments—and in high-yield and emerging market securities. Overweight holdings and advantageous security selection in asset-backed securities also helped.

Expense example

Six months ended September 30, 2011

Bond Plus Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11– 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,033.87	$1.78
Retirement Class	1,000.00	1,032.56	3.05
Retail Class	1,000.00	1,032.74	2.85
Premier Class	1,000.00	1,032.08	2.54

5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Retirement Class	1,000.00	1,022.00	3.03
Retail Class	1,000.00	1,022.20	2.83
Premier Class	1,000.00	1,022.50	2.53

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class, 0.56% for the Retail Class and 0.50% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	9

Short-Term Bond Fund

Portfolio composition

% of net assets as of 9/30/2011

U.S. Treasury securities	29.9
Corporate bonds	23.2
Foreign government & corporate bonds denominated in U.S. dollars	15.6
U.S. agency securities	13.7
Asset-backed securities	8.4
Mortgage-backed securities*	2.8
Commercial mortgage-backed securities	1.4
Bank loan obligations	1.3
Municipal bonds	0.1
Other assets & liabilities, net	3.6

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 9/30/2011

Less than 1 year	5.3
1–3 years	50.9
3–5 years	30.4
5–10 years	6.0
Over 10 years	7.4

Total	100.0

Holdings by credit quality†

% of fixed-income investments as of 9/30/2011

Aaa/AAA	56.3
Aa/AA	12.2
A/A	13.0
Baa/BBB	11.6
Ba/BB	3.9
B/B	2.8
Below B/B	0.1
Non-rated	0.1

Total	100.0

†

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2011

The Short-Term Bond Fund returned 1.82% for the Institutional Class, compared with the 2.42% return of its benchmark, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. For the one-year period ended September 30, 2011, the fund returned 1.62%, versus 2.08% for the index. The table below shows returns for all share classes of the fund.

Short-term bonds trail the broad market

During the six months, signs of slowing in the U.S. and global economies prompted many investors to abandon the search for higher returns in stocks and seek relative safety in U.S. Treasury securities. They did this despite historically low yields.

          To help stimulate the economy, the Federal Reserve announced plans to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. In an effort to lower long-term interest rates, the Fed initiated a program to purchase U.S. Treasury securities with longer maturities, while selling its shorter-term holdings.

          Because of the extraordinarily low short-term interest rate environment, the fund’s benchmark significantly lagged the 6.20% advance of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. Returns for the overall bond market were boosted by rising prices for fixed-income securities with longer maturities, reflecting strong investor demand for these bonds.

          For the five years ended September 30, 2011, the short-term index returned an average annual 4.96%, versus 6.53% for the aggregate index.

Performance as of September 30, 2011

		Total return		Average annual total return

Short-Term Bond Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	1.82%	1.62%	4.31%		4.43%
Retirement Class	3/31/2006	1.69	1.37	4.06		4.19
Retail Class	3/31/2006	1.73	1.42	4.18		4.31
Premier Class	9/30/2009	1.65	1.46	4.24	‡	4.38	‡

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index		2.42	2.08	4.96		5.07	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

10	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Government securities outshine other short-term sectors

U.S. Treasury securities, which made up more than half of the market capitalization of the short-term index on September 30, 2011, returned 2.9% for the six months, lifting the overall index higher. Government-related securities returned 2.2%. In the risk-averse investment climate, corporate bonds, representing about one-fifth of the benchmark, lagged with a 1.3% return.

          The yield on 2-year Treasury notes fell from 0.80% at the beginning of the period to 0.25% at period-end. The 5-year yield slid even further, from 2.24% to 0.96%.

Treasury underweight limits the fund’s gain

Amid the general flight-to-quality, the Short-Term Bond Fund’s longstanding underweight position in U.S. Treasury securities was the main reason the fund trailed its benchmark for the period. Underweight holdings in agency securities and overweight investments in corporate bonds also reduced the fund’s relative return. Over the long term, this strategy of underweighting Treasuries and overweighting corporate securities is designed to enable the fund to take advantage of the higher yields usually offered by corporate bonds.

          Partly offsetting these detractors were the fund’s investments in nonbenchmark securities. These included holdings in high-yield bonds, mortgage- and asset-backed securities, and in Canadian covered bonds, which are secured bonds backed by cash flows from an underlying pool of investments.

Expense example

Six months ended September 30, 2011

Short-Term Bond Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11– 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,018.22	$1.51
Retirement Class	1,000.00	1,016.94	2.77
Retail Class	1,000.00	1,017.27	2.42
Premier Class	1,000.00	1,016.47	2.27

5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Retirement Class	1,000.00	1,022.25	2.78
Retail Class	1,000.00	1,022.60	2.43
Premier Class	1,000.00	1,022.75	2.28

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class, 0.48% for the Retail Class and 0.45% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	11

High-Yield Fund

Holdings by maturity

% of portfolio investments as of 9/30/2011

1–3 years	2.1
3–5 years	16.1
5–10 years	72.7
Over 10 years	9.1

Total	100.0

Holdings by credit quality*

% of fixed-income investments as of 9/30/2011

Baa/BBB	1.7
Ba/BB	48.6
B/B	45.2
Below B/B	4.5

Total	100.0

*

Credit quality ratings are based on the Merrill Lynch methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. For Canadian credit indexes only, Fitch is replaced by DBRS Limited in Toronto. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2011

The High-Yield Fund returned –4.31% for the Institutional Class, compared with the –3.95% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2011, the fund returned 1.64%, versus 1.94% for the index. The table below shows returns for all share classes of the fund.

After an extended rally, high-yield loses some ground

When the second quarter of 2011 began, high-yield bonds had just achieved an impressive 13.63% return for the twelve months ended March 31, 2011. Returns moderated during the second quarter, and the fund’s benchmark index earned 1.13% for the three-month period.

          The third quarter brought downward pressures, as worries about U.S. economic growth and European sovereign debt caused a pronounced drop in investors’ appetite for risk. There was a global sell-off in stocks, and many investors sought the relative safety of U.S. Treasury securities.

          For the six months, the fund’s benchmark lagged the 6.20% gain of the broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. However, high-yield bonds held up much better than stocks, strongly outperforming the –15.30% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

Twelve sectors stay positive in a declining market

Only twelve of the 70 industry sectors of the fund’s benchmark posted positive results for the six months, with returns ranging from –17.9% for the mutual insurance sector to 2.8% for the managed care sector.

Performance as of September 30, 2011

		Total return		Average annual total return

High-Yield Fund†	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	–4.31%	1.64%	6.82%		6.71%
Retirement Class	3/31/2006	–4.43	1.39	6.58		6.44
Retail Class	3/31/2006	–4.37	1.48	6.72		6.61
Premier Class	9/30/2009	–4.39	1.49	6.75	‡	6.66	‡

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index		–3.95	1.94	6.40		6.40	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

12	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          For the six-month period, returns varied sharply among bonds of different credit quality. The BB and B bonds that make up the benchmark returned –2.7% and –5.3%, respectively. Lower-quality bonds (CCC and lower) returned –12.4%. However, default rates improved during the third quarter, dropping from 2.6% to 2.0%, according to Moody’s.

Sector and security selections trim results slightly

For the six months, the fund trailed its benchmark by about a third of a percentage point, as a result of a combination of sector allocations and individual security choices.

          For example, overweight positions, relative to the benchmark, in utility company Texas Competitive Electric Holdings, automaker Chrysler and Verso Paper Holdings detracted from the fund’s relative performance. Security selection in the health facilities sector also trimmed results slightly.

          These negative effects were partly offset by the fact that the fund completely avoided some of the worst-performing industry sectors, including the real estate development and management sector (down 18.6% in the third quarter) and the building and construction sector (down 8.2%). Underweight holdings in the banking sector (down 8.1%) also helped relative performance.

Expense example

Six months ended September 30, 2011

High-Yield Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11– 9/30/11)

Actual return
Institutional Class	$1,000.00	$956.86	$1.91
Retirement Class	1,000.00	955.66	3.13
Retail Class	1,000.00	956.31	2.79
Premier Class	1,000.00	956.14	2.64

5% annual hypothetical return
Institutional Class	1,000.00	1,023.05	1.97
Retirement Class	1,000.00	1,021.80	3.23
Retail Class	1,000.00	1,022.15	2.88
Premier Class	1,000.00	1,022.30	2.73

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class, 0.64% for the Retirement Class, 0.57% for the Retail Class and 0.54% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	13

Tax-Exempt Bond Fund

Holdings by maturity

% of portfolio investments as of 9/30/2011

Less than 1 year	0.2
1–3 years	2.5
3–5 years	10.7
5–10 years	63.7
Over 10 years	22.9

Total	100.0

Holdings by credit quality*

% of fixed-income investments as of 9/30/2011

Aaa/AAA	10.8
Aa/AA	37.8
A/A	34.1
Baa/BBB	13.5
Ba/BB	0.7
Non-rated	3.1

Total	100.0

*

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2011

The Tax-Exempt Bond Fund returned 7.88% for the Institutional Class, compared with the 7.99% return of its benchmark, the Barclays Capital 10-Year Municipal Bond Index. For the one-year period ended September 30, 2011, the fund returned 3.49%, versus 4.83% for the index. The table below shows returns for all share classes of the fund.

The Fed promises low rates and buys long-term debt

During the six months, disappointing economic growth in the United States coupled with the ongoing sovereign debt crisis in Europe drove stock prices lower in a volatile trading period. In response, many investors fled equities for the relative safety of fixed-income securities, despite yields that were at historically low levels.

          Against this backdrop, municipal bonds staged an impressive rally. After posting a 2.92% loss for the six-month period ended March 31, 2011, the Barclays Capital 10-Year Municipal Bond Index gained 7.99% for the six months covered by this report, outpacing the 6.20% return of the broad bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          In an effort to stimulate the economy, the Federal Reserve announced plans to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. The Fed also initiated a program to purchase U.S. Treasury securities with longer maturities, while selling its shorter-term holdings, in an attempt to lower long-term interest rates.

Performance as of September 30, 2011

		Total return		Average annual total return

Tax-Exempt Bond Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	3/31/2006	7.88%	3.49%	4.96%	5.22%
Retail Class	3/31/2006	7.90	3.43	4.88	5.13

Barclays Capital 10-Year Municipal Bond Index		7.99	4.83	5.85	6.03†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

14	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Broad-based sector advance leads the index higher

All ten sectors of the municipal bond market scored gains for the six months, with the largest advances coming from the hospital (up 10.4%), transportation (up 9.3%) and education (up 8.9%) sectors.

          On September 30, 2011, 10-year tax-exempt municipal bonds yielded 114% of the yield of comparable U.S. Treasury securities, up from 93% at the beginning of the period. This change reflected rising prices and falling yields in the market for U.S. Treasury securities. As yields fell, the ratio between municipal and Treasury yields increased.

          After record new issuance in 2010 (totaling more than $400 billion), the volume of new municipal bond issues was lower during the period, which further helped to boost tax-exempt bond returns. During the six-month period ended September 30, 2011, new issuance totaled $146 billion, versus $195 billion over the same period in 2010.

The fund follows its benchmark upward

The fund produced a strong absolute return that was in line with that of its benchmark. During the second quarter of 2011, the fund outpaced its benchmark, due in large part to strong security selections within the state, local, and water and sewer sectors. Overweights in securities issued by Illinois, Puerto Rico and California also made positive contributions.

          During the third quarter, the fund underperformed its benchmark because it maintained a duration slightly shorter than that of the benchmark. Duration is a measure of a fund’s sensitivity to interest rate changes. This factor more than offset positive contributions from the fund′s security selection.

Expense example

Six months ended September 30, 2011

Tax-Exempt Bond Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11— 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,078.82	$1.82
Retail Class	1,000.00	1,078.98	2.60

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Retail Class	1,000.00	1,022.50	2.53

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.50% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	15

Inflation-Linked Bond Fund

Holdings by maturity

% of portfolio investments as of 9/30/2011

1–3 years	17.3
3–5 years	18.3
5–10 years	32.6
Over 10 years	31.8

Total	100.0

Performance for the six months ended September 30, 2011

The Inflation-Linked Bond Fund returned 8.38% for the Institutional Class, compared with the 8.33% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended September 30, 2011, the fund returned 9.52%, versus 9.87% for the index. The table below shows returns for all share classes of the fund.

Prices rise, but the Fed is unfazed

During the six months, inflation trended upward. On September 30, 2011, the Consumer Price Index was 3.9% higher than it had been one year earlier, compared with 2.7% in March. Although oil prices fell more than 30% from their high of $114 a barrel in April, energy costs remained the main driver of prices.

          Less concerned about rising prices than about slowing growth and high unemployment, the Federal Reserve announced plans to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. In an effort to lower long-term interest rates, the Fed also began buying U.S. Treasury securities with longer maturities, while selling its shorter-term holdings.

Investor flight-to-quality boosts TIPS

As the U.S. and global economies appeared to slacken, stocks sold off. With stock losses mounting, many investors turned to the relative safety of U.S. Treasuries, including TIPS.

          For the period, the return of the TIPS index was more than two percentage points higher than the 6.20% advance of the overall U.S. investment-grade,

Performance as of September 30, 2011

		Total return		Average annual total return

Inflation-Linked Bond Fund	Inception date	6 months	1 year	5 years	since fund inception

Institutional Class	10/1/2002	8.38%	9.52%	6.75%	6.15%
Retirement Class	3/31/2006	8.27	9.17	6.48	6.02	*
Retail Class	10/1/2002	8.27	9.32	6.59	6.00
Premier Class	9/30/2009	8.31	9.27	6.67*	6.11	*

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)		8.33	9.87	7.10	6.43	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

16	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          For the five years ended September 30, 2011, the 7.10% average annual return of TIPS outpaced the 6.53% average return of the aggregate index.

The fund benefits from a successful investment strategy

The Inflation-Linked Bond Fund outperformed the TIPS index for the period, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s return does not. Because the fund’s portfolio is similar to that of its benchmark, the above discussion of the benchmark’s performance also applies to the performance of the fund.

          During the third quarter of 2011, the fund’s managers, concerned that prices for TIPS might have peaked, purchased a small amount of nominal, three-year Treasury securities for greater liquidity in the event of a TIPS sell-off. This position’s slight outperformance, relative to the TIPS index, enabled the fund to outpace its benchmark.

Expense example

Six months ended September 30, 2011

Inflation-Linked Bond Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11– 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,083.81	$1.46
Retirement Class	1,000.00	1,082.72	2.76
Retail Class	1,000.00	1,082.68	2.40
Premier Class	1,000.00	1,083.12	2.24

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.60	1.42
Retirement Class	1,000.00	1,022.35	2.68
Retail Class	1,000.00	1,022.70	2.33
Premier Class	1,000.00	1,022.85	2.17

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund′s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.53% for the Retirement Class, 0.46% for the Retail Class and 0.43% for the Premier Class. The expense charges of one or more of the fund′s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	17

Bond Index Fund

Portfolio composition

% of net assets as of 9/30/2011

U.S. Treasury securities	33.8
Mortgage-backed securities*	32.3
Corporate bonds	16.2
Foreign government & corporate bonds
denominated in U.S. dollars	7.9
U.S. agency securities	5.7
Commercial mortgage-backed securities	2.1
Municipal bonds	1.0
Asset-backed securities	0.3
Other assets & liabilities, net	0.7

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 9/30/2011

Less than 1 year	1.3
1-3 years	16.4
3-5 years	20.8
5-10 years	15.2
Over 10 years	46.3

Total	100.0

Holdings by credit quality†

% of fixed-income investments as of 9/30/2011

Aaa/AAA	74.9
Aa/AA	5.8
A/A	10.7
Baa/BBB	8.5
Ba/BB	0.1

Total	100.0

†

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2011

The Bond Index Fund returned 6.17% for the Institutional Class, compared with the 6.20% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the one-year period ended September 30, 2011, the fund returned 4.99%, versus 5.26% for the index. The table below shows returns for all share classes of the fund.

U.S. bonds gain as stocks stumble

During the second quarter of 2011, the overall bond market continued to benefit from the Federal Reserve’s large-scale purchases of government bonds, part of a program designed to keep long-term interest rates low. When stock prices declined sharply in most world markets during the third quarter, many investors sought the relative safety of U.S. Treasury securities. The increased demand for bonds and bond funds helped lift the return of the fund’s benchmark to 6.20% for the six months.

Treasuries shine in an anxious market

U.S. Treasury securities, which made up more than one-third of the market capitalization of the Barclays Capital aggregate index on September 30, 2011, returned 9.0% for the period. Rising bond prices pushed down Treasury yields, which move in the opposite direction. The yield on 10-year Treasury securities fell from 3.47% at the beginning of the period to 1.92% at period-end. Two-year yields slid from 0.80% to 0.25%.

          Corporate bonds, which made up about one-fifth of the index, posted a gain of 5.2%. With investors anxious about the economy and the credit markets, higher-quality bonds outperformed those with lower ratings. U.S. mortgage-backed securities, comprising about one-third of the index, returned 4.7%, while the small asset-backed, commercial mortgage-backed and U.S. agency sectors returned 4.2%, 0.8% and 4.1%, respectively.

Performance as of September 30, 2011

		Total return		Average annual total return

Bond Index Fund	Inception date	6 months	1 year	since fund inception

Institutional Class	9/14/2009	6.17%	4.99%	6.53%
Retirement Class	9/14/2009	6.04	4.83	6.31
Retail Class	9/14/2009	5.99	4.73	6.21
Premier Class	9/30/2009	6.09	4.93	6.37	‡

Barclays Capital U.S. Aggregate Bond Index		6.20	5.26	6.87	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

18	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

The fund rises with its benchmark

For the six-month period, the return of the Bond Index Fund was just short of the return of the Barclays Capital U.S. Aggregate Bond Index, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

          The fund invests in a portfolio of fixed-income securities that is designed to produce a return corresponding with that of the U.S. investment-grade bond market, based on a broad market index. In seeking a favorable long-term return, mainly from current interest income, the fund attempts to track the performance of the Barclays Capital aggregate index.

          Throughout the period, the fund’s managers kept the fund’s duration— a measure of its sensitivity to interest rate changes—close to that of its benchmark. This helped the fund more closely track the characteristics of its index. The fund also had a risk profile similar to that of its benchmark.

Expense example

Six months ended September 30, 2011

Bond Index Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11- 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,061.74	$0.67
Retirement Class	1,000.00	1,060.37	1.96
Retail Class	1,000.00	1,059.87	2.42
Premier Class	1,000.00	1,060.94	1.44

5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.66
Retirement Class	1,000.00	1,023.10	1.92
Retail Class	1,000.00	1,022.65	2.38
Premier Class	1,000.00	1,023.60	1.42

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.47% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	19

Money Market Fund

Portfolio composition

		% of net assets as of 9/30/2011

Commercial paper		45.1
U.S. government & agency securities		20.7
U.S. Treasury securities		15.4
Variable rate securities, government		12.5
Certificates of deposit		4.0
Bankers’ acceptances		1.9
Foreign government securities		0.4

Total		100.0

Net annualized yield
(for the 7 days ended 9/27/2011)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.04%	0.04%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund
Report Averages—All Taxable	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2011

The Money Market Fund returned 0.02% for the Institutional Class, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

The Fed begins a new round of stimulus

During the period, historically low yields across the yield curve did little to deter many investors from seeking a safe haven in U.S. Treasury securities, as concerns mounted over slowing growth in the United States and around the world. At the same time, the sovereign debt crisis in Europe deepened. As the Federal Reserve’s program to purchase $600 billion of Treasuries wound down at the end of June 2011, the central bank signaled that further economic stimulus was needed.

          In September, the Fed announced plans to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. In an effort to further lower long-term interest rates, it began purchasing Treasuries with longer maturities, while selling its shorter-term holdings.

Performance as of September 30, 2011

		Total return		Average annual total return

Money Market Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	0.02%	0.06%	2.00%		2.16%
Retirement Class†	3/31/2006	0.00	0.00	1.81		2.05	‡
Retail Class†	3/31/2006	0.00	0.00	1.89		2.10	‡
Premier Class†	9/30/2009	0.00	0.00	1.96	‡	2.14	‡

iMoneyNet Money Fund Report Averages—All Taxable§		0.01	0.03	1.62		1.72

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

§	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Money Market Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

20	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Treasuries rally, but the LIBOR is flat

U.S. Treasuries rallied during the six months, as reduced issuance and increased demand boosted their prices. Because prices and yields move in opposite directions, Treasury yields fell sharply. Securities with one-month maturities dipped to virtually zero.

          LIBOR yields fluctuated within a limited range, only partly reflecting the concerns of short-term lenders. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) For the period, the yield on LIBOR with one-month maturities held steady at 0.24%. The twelve-month LIBOR rose only slightly, from 0.78% at the end of March to 0.86% six months later.

A modified investment strategy lifts the fund’s return

In the near-zero interest rate environment, the TIAA-CREF Money Market Fund narrowly outpaced the average iMoneyNet fund for the period. In pursuit of relative value and to comply with SEC regulations, the fund maintained almost 50% of its portfolio in U.S. Treasury and government securities. The fund also continued to purchase the short-term securities of top-tier companies, such as Coca-Cola, Johnson & Johnson and Novartis. However, in response to unsettled conditions in Europe, the fund curtailed its investments in that region.

          For additional yield, the fund began investing in U.S. government floating-rate securities with two-year maturities. Offering higher yields than their short-term counterparts, these longer-term bonds were a significant factor in the fund’s outperformance for the period.

          On September 27, 2011, the fund’s weighted average maturity was 50 days, versus 39 days for the average iMoneyNet fund.

Expense example

Six months ended September 30, 2011

Money Market Fund	Beginning account value (4/1/11)	Ending account value (9/30/11)	Expenses paid during period* (4/1/11- 9/30/11)

Actual return
Institutional Class	$1,000.00	$1,000.19	$0.70
Retirement Class	1,000.00	1,000.00	0.85
Retail Class	1,000.00	1,000.00	0.90
Premier Class	1,000.00	1,000.00	0.85

5% annual hypothetical return
Institutional Class	1,000.00	1,024.30	0.71
Retirement Class	1,000.00	1,024.15	0.86
Retail Class	1,000.00	1,024.10	0.91
Premier Class	1,000.00	1,024.15	0.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.17% for the Retirement Class, 0.18% for the Retail Class and 0.17% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	21

Summary portfolio of investments (unaudited)

Bond Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$3,027,662	0.2%

BANKS
		Bank of Nova Scotia
$9,780,000	g	1.650%, 10/29/15	9,852,889	0.6
14,800,000	g	2.150%, 08/03/16	15,053,479	0.8
		Depfa ACS Bank
10,335,000	g	5.130%, 03/16/37	7,897,334	0.4
		Other	86,799,756	4.1

			119,603,458	5.9

CAPITAL GOODS			26,156,535	1.1

COMMERCIAL & PROFESSIONAL SERVICES			6,744,232	0.3

CONSUMER DURABLES & APPAREL			5,466,980	0.3

CONSUMER SERVICES			3,147,940	0.2

DIVERSIFIED FINANCIALS			101,683,708	4.7

ENERGY			87,476,301	4.3

FOOD & STAPLES RETAILING			5,378,822	0.3

FOOD, BEVERAGE & TOBACCO			23,788,736	1.2

HEALTH CARE EQUIPMENT & SERVICES			14,210,863	0.7

HOUSEHOLD & PERSONAL PRODUCTS			3,249,218	0.2

INSURANCE			33,560,250	1.7

MATERIALS			42,879,543	2.1

MEDIA			28,652,024	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,144,793	1.0

REAL ESTATE			17,219,510	0.8

RETAILING			14,652,162	0.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,244,170	0.2

SOFTWARE & SERVICES			8,024,906	0.4

TECHNOLOGY HARDWARE & EQUIPMENT			13,159,045	0.7

TELECOMMUNICATION SERVICES			49,531,724	2.4

TRANSPORTATION			18,280,596	0.9

UTILITIES			70,211,814	3.4

		TOTAL CORPORATE BONDS
		(Cost $701,959,214)	721,494,992	35.0

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
6,880,000		1.880%, 06/21/13	7,055,640	0.3
		Federal National Mortgage Association (FNMA)
6,585,000		2.750%, 03/13/14	6,939,714	0.3
6,585,000		2.500%, 05/15/14	6,904,577	0.3
6,585,000		3.000%, 09/16/14	7,042,499	0.3
		GMAC, Inc
31,064,000		2.200%, 12/19/12	31,749,366	1.4

Principal		Issuer	Value	% of net assets

AGENCY SECURITIES—continued
		Private Export Funding Corp
$8,560,000		5.450%, 09/15/17	$10,406,092	0.5%
9,940,000		4.300%, 12/15/21	11,390,227	0.5
21,065,000		2.130%–4.900%, 12/15/11–03/15/19	22,268,689	1.3
		US Central Federal Credit Union
7,602,000		1.900%, 10/19/12	7,734,146	0.4
		Other	62,080,932	3.1

			173,571,882	8.4

FOREIGN GOVERNMENT BONDS
		Province of Manitoba Canada
10,000,000		1.380%, 04/28/14	10,192,249	0.5
		Province of Ontario Canada
15,000,000		2.300%, 05/10/16	15,539,189	0.8
24,795,000		1.600%–4.400%, 06/16/14–04/14/20	26,428,453	1.3
		Other	119,688,395	5.7

			171,848,286	8.3

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
7,000,000	h	5.000%, 10/15/40	7,505,313	0.4
18,000,000	h	4.500%, 10/15/41	19,037,812	0.9
58,114,167		4.000%–8.000%, 01/01/16–12/01/40	62,951,345	3.0
		Federal National Mortgage Association (FNMA)
42,000,000	h	5.000%, 10/25/38	45,176,250	2.2
56,000,000	h	6.000%, 10/25/38	61,425,000	3.0
10,000,000	h	6.500%, 10/25/38	11,021,875	0.5
52,000,000	h	4.000%, 10/25/39	54,502,500	2.6
23,000,000	h	4.500%, 10/25/39	24,397,968	1.2
89,000,000	h	5.500%, 10/25/39	96,578,902	4.7
11,992,088		4.500%, 09/01/40	12,738,470	0.6
7,783,007		4.500%, 09/01/40	8,267,418	0.4
75,957,551	i	2.390%–8.000%, 06/01/13–11/01/40	81,180,418	3.9
		Government National Mortgage Association (GNMA)
9,000,000	h	5.500%, 10/15/38	9,942,188	0.5
28,000,000	h	4.500%, 10/15/39	30,419,374	1.5
35,000,000	h	5.000%, 10/15/39	38,434,375	1.9
6,000,000	h	6.000%, 10/15/39	6,690,937	0.3
13,000,000	h	5.000%, 10/20/40	14,277,656	0.7
33,000,000	h	4.000%, 10/15/41	35,289,375	1.8
17,000,000	h	4.500%, 10/20/41	18,426,405	0.9
		Other	31,080,005	1.5

			669,343,586	32.5

MUNICIPAL BONDS			8,053,902	0.4

U.S. TREASURY SECURITIES
		United States Treasury Bond
15,066,000		8.000%, 11/15/21	23,531,209	1.1
17,920,000		5.250%, 02/15/29	24,474,796	1.2
20,504,000		5.380%, 02/15/31	28,843,366	1.5
		United States Treasury Note
7,570,000		2.250%, 05/31/14	7,939,038	0.4
16,935,000		1.000%, 08/31/16	16,977,338	0.8
23,000,000		3.750%, 08/15/41	26,777,060	1.3
22,650,200		0.130%–3.130%, 10/15/12–08/15/21	23,538,746	1.1
		Other	12,603,003	0.6

			164,684,556	8.0

		TOTAL GOVERNMENT BONDS
		(Cost $1,142,752,835)	1,187,502,212	57.6

22	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund ▪ September 30, 2011

Principal	Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED		$29,122,342	1.4%

OTHER MORTGAGE BACKED
	Greenwich Capital Commercial Funding Corp
	Series 2006-GG7 (Class AM)
$7,970,000	5.890%, 07/10/38	7,452,532	0.4
	JP Morgan Chase Commercial Mortgage
	Securities Corp
	Series 2006-LDP8 (Class AM)
8,445,000	5.440%, 05/15/45	8,155,649	0.4
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30 (Class A5)
11,000,000	5.340%, 12/15/43	11,213,587	0.5
	Other	82,990,665	4.1

		109,812,433	5.4

	TOTAL STRUCTURED ASSETS
	(Cost $146,216,423)	138,934,775	6.8

	TOTAL BONDS
	(Cost $1,990,928,472)	2,047,931,979	99.4

Shares	Company

PREFERRED STOCKS

BANKS		599,484	0.0

	TOTAL PREFERRED STOCKS
	(Cost $7,782,875)	599,484	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		4,999,795	0.2

TREASURY DEBT
	United States Treasury Bill
$64,395,000	0.055%, 10/06/11	64,394,462	3.1
44,800,000	0.042%, 10/13/11	44,799,074	2.2
25,000,000	0.008%, 10/27/11	24,999,458	1.2
30,280,000	0.075%, 11/10/11	30,277,102	1.5
9,760,000	0.070%, 11/17/11	9,758,981	0.5
25,000,000	0.086%, 12/01/11	24,999,500	1.2
10,000,000	0.078%, 12/22/11	9,999,670	0.5
69,000,000	0.031%–0.036%, 03/01/12	68,987,097	3.3
50,000,000	0.027%, 05/03/12	49,980,200	2.4
106,000,000	0.032%–0.048%, 05/31/12	105,950,391	5.2
50,000,000	0.034%, 06/28/12	49,967,500	2.4
	Other	6,499,805	0.3

		490,613,240	23.8

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $495,654,251)	495,613,035	24.0

	TOTAL PORTFOLIO
	(Cost $2,494,365,598)	2,544,144,498	123.4
	OTHER ASSETS & LIABILITIES, NET	(482,952,870)	(23.4)

	NET ASSETS	$2,061,191,628	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $254,203,171 or 12.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	23

Summary portfolio of investments (unaudited)

Bond Plus Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$1,972,500	0.2%

CAPITAL GOODS			1,941,790	0.2

COMMERCIAL & PROFESSIONAL SERVICES			848,289	0.1

CONSUMER SERVICES
		Burger King Corp
$3,483,725	i	4.500%, 10/30/16	3,356,151	0.4
		Other	1,932,280	0.2

			5,288,431	0.6

DIVERSIFIED FINANCIALS			4,386,213	0.5

FOOD & STAPLES RETAILING
		Del Monte Foods Co
3,491,250	i	4.500%, 02/15/18	3,238,134	0.3

			3,238,134	0.3

HEALTH CARE EQUIPMENT & SERVICES			5,741,178	0.7

MATERIALS
		Ashland, Inc
3,000,000	i	3.750%, 05/31/18	2,973,750	0.3

			2,973,750	0.3

PHARMACEUTICALS, BIOTECHNNOLOGY & LIFE SCIENCES			3,892,461	0.4

RETAILING			954,580	0.1

SOFTWARE & SERVICES			964,386	0.1

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $33,222,979)	32,201,712	3.5

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			2,785,921	0.3

BANKS
		Bank of Nova Scotia
4,800,000	g	2.150%, 08/03/16	4,882,209	0.6
		Citigroup, Inc
4,550,000		3.950%, 06/15/16	4,539,175	0.6
		Other	35,675,335	3.6

			45,096,719	4.8

CAPITAL GOODS			16,539,739	1.8

COMMERCIAL & PROFESSIONAL SERVICES			2,958,331	0.3

CONSUMER DURABLES & APPAREL			6,003,078	0.7

CONSUMER SERVICES			6,848,891	0.7

DIVERSIFIED FINANCIALS			48,517,286	5.3

ENERGY			44,577,322	4.8

FOOD & STAPLES RETAILING			3,106,111	0.3

FOOD, BEVERAGE & TOBACCO			8,635,674	1.0

HEALTH CARE EQUIPMENT & SERVICES			9,487,091	1.1

HOUSEHOLD & PERSONAL PRODUCTS			1,004,362	0.1

INSURANCE			12,823,941	1.4

Principal		Issuer	Value	% of net assets

MATERIALS			$33,579,657	3.6%

MEDIA
		Lamar Media Corp
$2,935,000		7.880%, 04/15/18	2,934,999	0.3
		Other	18,272,865	1.8

			21,207,864	2.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,186,749	1.3

REAL ESTATE			10,913,512	1.2

RETAILING			10,745,742	1.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			352,443	0.0

SOFTWARE & SERVICES			2,380,317	0.2

TECHNOLOGY HARDWARE & EQUIPMENT			10,591,833	1.2

TELECOMMUNICATION SERVICES			19,947,726	2.1

TRANSPORTATION			11,185,449	1.2

UTILITIES			33,507,681	3.6

		TOTAL CORPORATE BONDS
		(Cost $373,592,026)	374,983,439	40.3

GOVERNMENT BONDS

AGENCY SECURITIES			10,575,393	1.1

FOREIGN GOVERNMENT BONDS
		Bank of Montreal
6,450,000	g	2.630%, 01/25/16	6,735,115	0.7
		Province of Ontario Canada
5,000,000		2.300%, 05/10/16	5,179,729	0.6
		Province of Quebec Canada
3,000,000		2.750%, 08/25/21	2,972,210	0.3
		Other	42,337,172	4.6

			57,224,226	6.2

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,000,000	h	5.000%, 10/15/40	3,216,563	0.3
2,992,803		4.000%, 12/01/40	3,145,873	0.3
3,405,389		4.000%, 12/01/40	3,587,010	0.4
6,527,721		4.000%, 01/01/41	6,843,229	0.7
7,000,000	h	4.500%, 10/15/41	7,403,593	0.8
19,606,661		4.000%–8.000%, 12/01/16–12/01/40	21,354,034	2.3
		Federal National Mortgage Association (FNMA)
2,886,173		5.500%, 05/01/35	3,193,460	0.3
3,887,680		6.000%, 11/01/37	4,273,047	0.6
5,000,000	h	6.000%, 10/25/38	5,484,375	0.6
9,774,564		6.000%, 04/01/39	10,743,468	1.2
32,000,000	h	4.000%, 10/25/39	33,540,000	3.6
4,000,000	h	4.500%, 10/25/39	4,243,125	0.5
7,000,000	h	5.500%, 10/25/39	7,596,093	0.8
3,000,000		4.000%, 02/25/40	3,200,102	0.3
4,857,749		4.500%, 10/01/40	5,179,828	0.6
11,000,000	h	3.500%, 10/25/40	11,300,782	1.2
53,270,093	i	2.390%–9.000%, 06/01/13–11/01/40	57,454,552	6.1

24	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED—continued
		Government National Mortgage Association
		(GNMA)
$5,000,000	h	5.000%, 10/15/39	$5,490,625	0.6%
3,000,000	h	5.000%, 10/20/40	3,294,844	0.4
8,606,876		4.500%, 01/20/41	9,344,073	1.0
3,000,000	h	4.000%, 10/15/41	3,208,125	0.3
5,000,000	h	4.500%, 10/20/41	5,419,531	0.6
		Other	18,531,250	2.0

			237,047,582	25.5

MUNICIPAL BONDS			2,454,713	0.3

U.S. TREASURY SECURITIES
		United States Treasury Bond
9,302,000		8.000%, 11/15/21	14,528,562	1.5
3,902,500		5.250%, 02/15/29	5,329,960	0.6
5,000,000		5.380%, 02/15/31	7,033,595	0.8
10,950,000		4.380%, 05/15/41	14,146,086	1.5
		United States Treasury Note
10,000,000		0.380%, 07/31/13	10,021,480	1.1
2,887,000		2.500%, 04/30/15	3,083,452	0.3
9,502,000	d	1.250%, 09/30/15	9,712,830	1.0
8,840,000		1.500%, 06/30/16	9,083,807	1.0
18,830,000		2.380%, 05/31/18	20,043,594	2.2
9,840,000		0.130%–2.880%, 12/31/11–08/15/21	10,114,790	1.1
		Other	2,316,029	0.2

			105,414,185	11.3

		TOTAL GOVERNMENT BONDS
		(Cost $392,873,091)	412,716,099	44.4

STRUCTURED ASSETS

ASSET BACKED
		Galaxy CLO Ltd
		Series 2005-5A (Class A1)
7,895,952		0.510%, 10/20/17	7,599,853	0.8
		JP Morgan Mortgage Acquisition Corp
		Series 2006-ACC1 (Class A4)
4,608,490		0.380%, 05/25/36	3,940,498	0.4
		Lehman XS Trust
		Series 2005-5N (Class 1A1)
5,327,161		0.530%, 11/25/35	3,900,537	0.4
		Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)
3,673,662		0.850%, 11/25/34	3,347,092	0.4
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI2 (Class A3)
5,865,173		5.790%, 02/25/36	5,868,147	0.6
		Other	26,968,783	2.9

			51,624,910	5.5

OTHER MORTGAGE BACKED
		Ameriquest Mortgage Securities
		Series 0-R3 (Class A3D)
3,614,202		0.550%, 05/25/35	3,512,477	0.4
		JP Morgan Chase Commercial Mortgage
		Securities Corp
		Series 2010-C2 (Class B)
3,960,000		5.070%, 11/15/43	3,758,473	0.5

Principal	Issuer	Value	% of net assets

OTHER MORTGAGE BACKED—continued
	Other	$42,353,332	4.4%

		49,624,282	5.3

	TOTAL STRUCTURED ASSETS
	(Cost $110,738,223)	101,249,192	10.8

	TOTAL BONDS
	(Cost $877,203,340)	888,948,730	95.5

Shares	Company

PREFERRED STOCKS

BANKS		287,027	0.0

DIVERSIFIED FINANCIALS		970,677	0.1

	TOTAL PREFERRED STOCKS
	(Cost $5,087,400)	1,257,704	0.1

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		2,365,903	0.3

		2,365,903	0.3

TREASURY DEBT
	United States Treasury Bill
$19,730,000	0.055%, 10/06/11	19,729,835	2.1
20,000,000	0.008%, 10/27/11	19,999,567	2.1
20,000,000	0.048%, 05/31/12	19,990,640	2.1
20,000,000	0.034%, 06/28/12	19,987,000	2.1
	United States Treasury Note
9,650,000	0.725%, 10/31/11	9,656,518	1.1
	Other	1,409,825	0.2

		90,773,385	9.7

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $93,149,016)	93,139,288	10.0

	TOTAL PORTFOLIO
	(Cost $1,008,662,735)	1,015,547,434	109.1
	OTHER ASSETS & LIABILITIES, NET	(84,732,285)	(9.1)

	NET ASSETS	$930,815,149	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $142,697,001 or 15.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	25

Summary portfolio of investments (unaudited)

Short-Term Bond Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$484,231	0.1%

CONSUMER SERVICES			1,440,113	0.2

DIVERSIFIED FINANCIALS			1,937,763	0.3

FOOD & STAPLES RETAILING			1,850,363	0.2

HEALTH CARE EQUIPMENT & SERVICES			3,339,804	0.5

		TOTAL BANK LOAN OBLIGATIONS (Cost $9,338,765)	9,052,274	1.3

BONDS

CORPORATE BONDS

BANKS
		Bank of Nova Scotia
$4,160,000	g	1.650%, 10/29/15	4,191,004	0.6
4,800,000	g	2.150%, 08/03/16	4,882,210	0.8
		Capital One Financial Corp
3,250,000		2.130%, 07/15/14	3,217,614	0.5
		Citigroup, Inc
4,565,000		5.000%, 09/15/14	4,477,164	0.7
		JPMorgan Chase & Co
3,100,000		3.400%, 06/24/15	3,148,924	0.5
		Royal Bank of Canada
4,000,000	g	3.130%, 04/14/15	4,243,853	0.6
		Toronto-Dominion Bank
6,000,000	g	1.630%, 09/14/16	5,979,300	0.9
		Wells Fargo & Co
2,715,000		3.680%, 06/15/16	2,825,300	0.5
		Other	23,516,856	3.3

			56,482,225	8.4

CAPITAL GOODS
		Caterpillar Financial Services Corp
2,500,000		1.550%, 12/20/13	2,531,922	0.3
		Other	2,752,469	0.4

			5,284,391	0.7

COMMERCIAL & PROFESSIONAL SERVICES			3,081,537	0.4

CONSUMER DURABLES & APPAREL			2,773,683	0.4

CONSUMER SERVICES			400,744	0.1

DIVERSIFIED FINANCIALS			34,452,195	5.1

ENERGY
		Chesapeake Energy Corp
2,500,000		7.630%, 07/15/13	2,618,750	0.3
		Other	10,828,315	1.7

			13,447,065	2.0

FOOD & STAPLES RETAILING			4,222,396	0.6

FOOD, BEVERAGE & TOBACCO			10,678,427	1.6

HEALTH CARE EQUIPMENT & SERVICES			7,049,602	1.1

INSURANCE			6,884,002	1.0

MATERIALS			11,270,984	1.7

MEDIA			9,904,971	1.5

Principal		Issuer	Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			$5,144,386	0.7%

REAL ESTATE			1,061,139	0.1

RETAILING
		Macy’s Retail Holdings, Inc
$2,212,000		5.750%, 07/15/14	2,362,606	0.3
		Other	7,074,493	1.1

			9,437,099	1.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,539,635	0.4

SOFTWARE & SERVICES
		International Business Machines Corp
5,000,000		1.000%, 08/05/13	5,036,034	0.8
		Microsoft Corp
5,000,000		0.880%, 09/27/13	5,032,510	0.7
		Other	3,707,610	0.6

			13,776,154	2.1

TECHNOLOGY HARDWARE & EQUIPMENT			2,817,279	0.4

TELECOMMUNICATION SERVICES			11,208,697	1.7

TRANSPORTATION			7,027,686	1.0

UTILITIES			12,900,184	1.9

		TOTAL CORPORATE BONDS (Cost $231,763,127)	231,844,481	34.3

GOVERNMENT BONDS

AGENCY SECURITIES
		Citigroup Funding, Inc
3,000,000		2.250%, 12/10/12	3,065,508	0.5
		Federal Home Loan Bank (FHLB)
3,000,000		1.880%, 06/21/13	3,076,587	0.5
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		0.750%, 03/28/13	5,028,955	0.7
7,500,000		1.000%, 08/28/14	7,506,083	1.1
		Federal National Mortgage Association (FNMA)
6,500,000		1.250%, 08/20/13	6,593,574	1.0
25,000,000		1.130%, 06/27/14	25,366,899	3.6
5,000,000		2.630%, 11/20/14	5,299,665	0.8
6,500,000		2.500%–3.630%, 02/12/13–09/16/14	6,854,814	1.0
		GMAC, Inc
2,800,000		1.750%, 10/30/12	2,843,504	0.5
3,600,000		2.200%, 12/19/12	3,679,426	0.6
		Private Export Funding Corp
7,000,000		4.900%, 12/15/11	7,067,025	1.1
		Sovereign Bancorp, Inc
3,000,000		2.500%, 06/15/12	3,044,337	0.4
		Other	16,182,046	2.3

			95,608,423	14.1

FOREIGN GOVERNMENT BONDS
		Province of British Columbia Canada
3,000,000		2.850%, 06/15/15	3,198,684	0.4
		Province of New Brunswick Canada
3,000,000		2.750%, 06/15/18	3,137,013	0.4
		Other	21,496,775	3.3

			27,832,472	4.1

26	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
		Series 2011-3840 (Class AX)
$4,731,068		4.000%, 05/15/37	$4,991,956	0.7%
		Federal National Mortgage Association (FNMA)
		Series 2010-145 (Class PA)
4,414,594		4.000%, 10/25/24	4,669,869	0.7
4,530,522		4.500%, 10/25/28	4,763,140	0.7
		Government National Mortgage Association
		(GNMA)
3,963,320		2.300%, 10/15/19	3,961,243	0.6
		Other	556,158	0.1

			18,942,366	2.8

MUNICIPAL BONDS			532,915	0.1

U.S. TREASURY SECURITIES
		United States Treasury Note
19,925,000		0.630%, 01/31/13	20,033,970	3.0
22,720,000		1.130%, 06/15/13	23,047,395	3.4
7,395,000		3.130%, 09/30/13	7,812,122	1.2
3,125,000	d	0.500%, 10/15/13	3,137,206	0.5
29,700,000		1.250%, 04/15/14	30,347,372	4.4
2,318,000		1.880%, 04/30/14	2,406,193	0.4
17,960,000		0.630%, 07/15/14	18,069,376	2.7
25,000,000		0.500%, 08/15/14	25,064,500	3.7
2,991,000		2.380%, 08/31/14	3,159,010	0.5
6,779,000		1.250%, 09/30/15	6,929,412	1.0
3,967,000		2.250%, 03/31/16	4,217,119	0.6
7,980,000		1.500%, 06/30/16	8,200,088	1.2
30,289,000		1.000%, 08/31/16	30,364,724	4.4
3,000,000		2.250%, 07/31/18	3,165,936	0.5
11,000,000		1.500%, 08/31/18	11,053,284	1.6
		Other	5,532,171	0.8

			202,539,878	29.9

		TOTAL GOVERNMENT BONDS (Cost $340,142,891)	345,456,054	51.0

STRUCTURED ASSETS

ASSET BACKED
		AESOP Funding II
		Series 2011-5A (Class A)
3,000,000		3.270%, 02/20/18	3,026,250	0.4
		Ally Auto Receivables Trust
		Series 2011-2 (Class B)
2,700,000		2.590%, 07/15/16	2,758,115	0.4
		Rental Car Finance Corp
		Series 2011-1A (Class A1)
3,000,000		2.510%, 02/25/16	3,044,025	0.5
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI2 (Class A3)
3,351,527		5.790%, 02/25/36	3,353,226	0.5
		Other	44,426,902	6.6

			56,608,518	8.4

Principal	Issuer	Value	% of net assets

OTHER MORTGAGE BACKED
	Countrywide Alternative Loan Trust
	Series 2006-OA8 (Class 2A2)
$3,051,293	0.370%, 07/25/46	$2,849,282	0.5%
	Other	6,322,393	0.9

		9,171,675	1.4

	TOTAL STRUCTURED ASSETS (Cost $67,914,506)	65,780,193	9.8

	TOTAL BONDS (Cost $639,820,524)	643,080,728	95.1

Shares	Company

PREFERRED STOCKS

BANKS		137,574	0.0

	TOTAL PREFERRED STOCKS (Cost $1,789,475)	137,574	0.0

	TOTAL PORTFOLIO (Cost $650,948,764)	652,270,576	96.4
	OTHER ASSETS & LIABILITIES, NET	24,537,724	3.6

	NET ASSETS	$676,808,300	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $81,174,511 or 12.0% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	27

Summary portfolio of investments (unaudited)

High-Yield Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS
		DaimlerChrysler Group LLC
$14,014,875	i	6.000%, 05/24/17	$12,182,991	1.3%

			12,182,991	1.3

CONSUMER SERVICES
		Burger King Corp
5,558,000	i	4.500%, 10/30/16	5,354,466	0.6

			5,354,466	0.6

SOFTWARE & SERVICES			2,893,159	0.3

TELECOMMUNICATION SERVICES			4,196,000	0.5

UTILITIES			1,438,826	0.2

		TOTAL BANK LOAN OBLIGATIONS (Cost $29,319,738)	26,065,442	2.9

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Delphi Corp
8,000,000	g	5.880%, 05/15/19	7,440,000	0.8
		Ford Motor Co
8,000,000		7.450%, 07/16/31	9,031,040	1.0
		Other	6,708,300	0.7

			23,179,340	2.5

BANKS			11,769,830	1.3

CAPITAL GOODS			33,957,960	3.7

COMMERCIAL & PROFESSIONAL SERVICES
		TRANS UNION LLC
5,325,000		11.380%, 06/15/18	5,790,937	0.6
		VIP Finance Ireland Ltd
6,850,000	g	7.750%, 02/02/21	5,693,720	0.6
		Other	4,983,950	0.5

			16,468,607	1.7

CONSUMER DURABLES & APPAREL
		Hanesbrands, Inc
5,000,000		8.000%, 12/15/16	5,287,500	0.5
		Other	4,170,000	0.4

			9,457,500	0.9

CONSUMER SERVICES
		AMC Entertainment Holdings, Inc
5,875,000		9.750%, 12/01/20	5,316,875	0.6
		DineEquity, Inc
7,250,000		9.500%, 10/30/18	7,195,624	0.7
		Marina District Finance Co, Inc
5,750,000		9.500%, 10/15/15	5,189,375	0.6
		Penn National Gaming, Inc
6,310,000		8.750%, 08/15/19	6,688,600	0.7
		Wendys
5,874,000		10.000%, 07/15/16	6,182,385	0.7
		Other	26,307,275	2.8

			56,880,134	6.1

Principal		Issuer	Value	% of net assets

DIVERSIFIED FINANCIALS
		CIT Group, Inc
$14,894,180	g	5.250%–7.000%, 04/01/14–04/01/18	$14,607,063	1.6%
		Ford Motor Credit Co LLC
11,625,000		5.630%–12.000%, 04/15/15–02/01/21	12,561,786	1.3
		GMAC, Inc
13,000,000		6.750%–8.300%, 12/01/14–11/01/31	12,004,350	1.3
		International Lease Finance Corp
5,232,000		8.630%, 09/15/15	5,192,760	0.6
8,000,000		6.250%, 05/15/19	6,953,535	0.9
10,932,000	g	5.630%–8.750%, 09/20/13–12/15/20	10,828,848	1.2
		Susser Holdings LLC
5,720,000		8.500%, 05/15/16	5,955,950	0.6
		Other	8,495,200	0.9

			76,599,492	8.4

ENERGY
		Arch Coal, Inc
12,500,000	g	7.000%, 06/15/19	11,874,999	1.3
		Consol Energy Inc
6,840,000		8.000%, 04/01/17	7,147,799	0.8
		Linn Energy LLC
6,750,000	g	6.500%, 05/15/19	6,210,000	0.7
		Regency Energy Partners LP
4,800,000		6.500%, 07/15/21	4,824,000	0.5
		SandRidge Energy, Inc
9,800,000	g	7.500%–9.880%, 05/15/16–03/15/21	9,243,500	1.0
		Southwestern Energy Co
4,777,200		7.500%, 02/01/18	5,411,192	0.6
		Other	61,826,458	6.6

			106,537,948	11.5

FOOD & STAPLES RETAILING
		Ingles Markets, Inc
6,350,000		8.880%, 05/15/17	6,651,625	0.7
		SuperValu, Inc
5,050,000		7.500%, 11/15/14	4,949,000	0.5
		Other	15,917,750	1.8

			27,518,375	3.0

FOOD, BEVERAGE & TOBACCO			9,154,305	1.0

HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
8,217,000		8.880%, 07/15/15	8,073,203	0.9
		HCA, Inc
9,498,000		7.500%–9.880%, 02/15/17–11/06/33	9,770,590	1.1
		Other	25,750,513	2.7

			43,594,306	4.7

HOUSEHOLD & PERSONAL PRODUCTS
		Reynolds Group Issuer, Inc
5,000,000	g	8.750%, 10/15/16	5,012,500	0.6
		Other	6,256,665	0.6

			11,269,165	1.2

INSURANCE
		HCA, Inc
13,600,000		7.500%, 02/15/22	12,545,999	1.3
		Other	5,972,479	0.7

			18,518,478	2.0

28	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

MATERIALS
		Georgia-Pacific LLC
$4,000,000		8.880%, 05/15/31	$4,992,408	0.6%
		Vulcan Materials Co
6,750,000		6.500%, 12/01/16	6,221,921	0.7
		Other	73,008,194	7.8

			84,222,523	9.1

MEDIA
		AMC Entertainment, Inc
5,000,000		8.750%, 06/01/19	4,912,500	0.5
		CCO Holdings LLC
6,600,000		7.000%, 01/15/19	6,402,000	0.8
5,375,000		8.130%, 04/30/20	5,590,000	0.6
		Other	31,680,609	3.3

			48,585,109	5.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Convatec Healthcare
6,250,000	g	10.500%, 12/15/18	5,500,000	0.6
		Endo Pharmaceuticals Holdings, Inc
10,768,000	g	7.000%, 07/15/19	10,808,380	1.2
		NBTY, Inc
6,195,000		9.000%, 10/01/18	6,342,131	0.7
		Valeant Pharmaceuticals International
10,270,000	g	6.750%–7.250%, 10/01/17–07/15/22	9,239,000	1.0
		Other	6,105,000	0.6

			37,994,511	4.1

REAL ESTATE
		DuPont Fabros Technology LP
5,005,000		8.500%, 12/15/17	5,180,175	0.6
		Host Hotels & Resorts LP
7,500,000	g	5.880%, 06/15/19	7,162,500	0.7

			12,342,675	1.3

RETAILING
		AmeriGas Partners LP
5,000,000		6.250%, 08/20/19	4,787,500	0.5
		QVC, Inc
4,600,000	g	7.500%, 10/01/19	4,899,000	0.5
		Other	32,648,463	3.6

			42,334,963	4.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
		Hynix Semiconductor, Inc
5,750,000	g	7.880%, 06/27/17	5,117,500	0.6

			5,117,500	0.6

SOFTWARE & SERVICES			9,890,188	1.1

TECHNOLOGY HARDWARE & EQUIPMENT
		Pinafore LLC
9,531,000	g	9.000%, 10/01/18	9,769,275	1.1
		Scientific Games Corp
9,861,000		9.250%, 06/15/19	9,934,958	1.1
		Other	8,324,175	0.8

			28,028,408	3.0

Principal		Issuer	Value	% of net assets

TELECOMMUNICATION SERVICES
		Frontier Communications Corp
$5,000,000		7.880%, 04/15/15	$5,012,500	0.5%
		Intelsat Jackson Holdings Ltd
11,000,000	g	7.250%–8.500%, 04/01/19–10/15/20	10,382,500	1.1
		Sprint Capital Corp
6,724,000		6.900%, 05/01/19	5,782,640	0.7
		Syniverse Holdings, Inc
5,950,000		9.130%, 01/15/19	5,830,999	0.7
		Other	21,050,271	2.2

			48,058,910	5.2

TRANSPORTATION
		Bristow Group, Inc
5,278,000		7.500%, 09/15/17	5,436,340	0.5
		Hertz Corp
6,000,000		6.750%, 04/15/19	5,445,000	0.6
		Other	16,409,278	1.8

			27,290,618	2.9

UTILITIES
		AES Corp
5,600,000		8.000%, 10/15/17	5,628,000	0.6
		Calpine Corp
6,000,000	g	7.500%, 02/15/21	5,730,000	0.6
		Crosstex Energy, Inc
5,800,000		8.880%, 02/15/18	5,945,000	0.6
		NRG Energy, Inc
10,170,000	g	7.630%–8.500%, 05/15/19–05/15/21	9,487,550	1.1
		Sabine Pass LNG LP
7,070,000		7.500%, 11/30/16	6,539,750	0.7
		Texas Competitive Electric Holdings Co LLC
8,180,000	g	11.500%, 10/01/20	6,543,999	0.7
		Other	27,575,223	3.0

			67,449,522	7.3

		TOTAL CORPORATE BONDS (Cost $886,597,246)	856,220,367	92.4

GOVERNMENT BONDS

FOREIGN GOVERNMENT BONDS			2,920,000	0.3

		TOTAL GOVERNMENT BONDS (Cost $3,894,196)	2,920,000	0.3

STRUCTURED ASSETS

OTHER MORTGAGE BACKED			3,141,704	0.3

		TOTAL STRUCTURED ASSETS (Cost $3,622,053)	3,141,704	0.3

		TOTAL BONDS (Cost $894,113,495)	862,282,071	93.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	29

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund ▪ September 30, 2011

Shares	Company	Value	% of net assets

PREFERRED STOCKS

DIVERSIFIED FINANCIALS		$2,154,163	0.2%

	TOTAL PREFERRED STOCKS (Cost $3,061,000)	2,154,163	0.2

	TOTAL PORTFOLIO (Cost $926,494,233)	890,501,676	96.1
	OTHER ASSETS & LIABILITIES, NET	36,270,670	3.9

	NET ASSETS	$926,772,346	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $283,699,766 or 30.6% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

30	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund ▪ September 30, 2011

Principal	Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Southeast Alabama Gas District
$1,785,000	5.000%, 06/01/18	$1,905,005	0.6%
	Other	1,231,292	0.4

		3,136,297	1.0

ALASKA		645,204	0.2

ARIZONA
	City of Tucson AZ
2,000,000	5.000%, 07/01/20	2,345,680	0.7
	Other	4,055,383	1.3

		6,401,063	2.0

ARKANSAS		2,399,216	0.8

CALIFORNIA
	California State Department of Water Resources
2,000,000	5.000%, 05/01/20	2,376,820	0.7
	California State University
2,000,000	5.000%, 11/01/22	2,334,100	0.7
	County of San Bernardino CA
2,000,000	5.250%, 08/01/19	2,204,500	0.7
	East Side Union High School District-
	Santa Clara County
1,670,000	5.000%, 08/01/19	1,942,995	0.6
2,500,000	5.250%, 02/01/23	2,729,750	0.9
	Los Angeles Unified School District, COP
2,250,000	5.000%, 10/01/17	2,525,130	0.8
	State of California
1,855,000	5.000%, 03/01/17	2,130,541	0.7
2,000,000	5.250%, 09/01/24	2,225,239	0.7
	West Contra Costa Unified School District
1,710,000	5.700%, 02/01/21	2,026,384	0.6
1,810,000	5.700%, 02/01/22	2,136,904	0.7
	Other	12,705,562	4.0

		35,337,925	11.1

COLORADO		5,129,241	1.6

CONNECTICUT		2,275,610	0.7

FLORIDA
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	2,521,508	0.8
	Lake County School Board, COP
2,250,000	5.250%, 06/01/17	2,501,550	0.8
	Other	19,172,061	6.0

		24,195,119	7.6

GEORGIA		4,745,056	1.5

ILLINOIS
	Chicago Board of Education
2,045,000	5.000%, 12/01/17	2,291,544	0.7
	Regional Transportation Authority
1,650,000	6.000%, 06/01/23	1,968,863	0.6
	State of Illinois
1,835,000	5.000%, 01/01/20	2,012,536	0.6
2,045,000	5.000%, 01/01/20	2,175,532	0.7
2,250,000	5.250%, 01/01/20	2,504,047	0.7

Principal	Issuer	Value	% of net assets

ILLINOIS—continued
	Other	$12,767,271	4.2%

		23,719,793	7.5

INDIANA
	Indiana Bond Bank
$2,120,000	5.250%, 04/01/19	2,404,356	0.8
	Indiana Finance Authority
2,000,000	3.000%, 10/01/16	2,072,320	0.7
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,267,297	0.7
	Other	9,145,885	2.8

		15,889,858	5.0

KENTUCKY		1,133,270	0.4

LOUISIANA		1,415,563	0.4

MAINE		2,319,224	0.7

MASSACHUSETTS
	Commonwealth of Massachusetts
2,000,000	5.000%, 08/01/20	2,428,900	0.8
2,135,000	5.250%, 09/01/23	2,671,270	0.8
	Other	3,868,587	1.2

		8,968,757	2.8

MICHIGAN		10,651,422	3.4

MINNESOTA		1,169,140	0.4

MISSISSIPPI
	Mississippi Development Bank Special Obligation
2,100,000	5.000%, 07/01/17	2,362,227	0.7
	Other	1,234,176	0.4

		3,596,403	1.1

MISSOURI		1,775,070	0.6

NEBRASKA		1,029,010	0.3

NEVADA		1,442,506	0.5

NEW HAMPSHIRE		1,568,690	0.5

NEW JERSEY
	New Jersey Transportation Trust Fund Authority
1,815,000	5.250%, 12/15/19	2,105,364	0.6
2,000,000	5.750%, 06/15/23	2,386,240	0.7
	State of New Jersey
2,000,000	5.250%, 08/01/22	2,444,220	0.8
	Other	6,689,773	2.2

		13,625,597	4.3

NEW YORK
	Metropolitan Transportation Authority
2,000,000	5.250%, 11/15/23	2,358,200	0.7
	New York City Health & Hospital Corp
2,000,000	5.000%, 02/15/20	2,290,600	0.7
	New York City Transitional Finance Authority
2,000,000	5.000%, 11/01/23	2,378,000	0.7
	New York State Dormitory Authority
2,000,000	5.000%, 03/15/20	2,400,379	0.7
	New York State Urban Development Corp
2,000,000	5.000%, 03/15/20	2,400,380	0.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

NEW YORK—continued
		Port Authority of New York & New Jersey, AMT
$1,635,000		5.000%, 09/15/20	$1,870,522	0.6%
		Tobacco Settlement Financing Corp
2,000,000		5.000%, 06/01/18	2,344,900	0.7
		Other	23,390,318	7.6

			39,433,299	12.5

NORTH CAROLINA			4,981,835	1.6

OHIO
		City of Cincinnati OH
2,000,000		5.000%, 12/01/21	2,458,020	0.8
		City of Columbus OH
1,500,000		5.000%, 07/01/21	1,836,840	0.6
		State of Ohio, AMT
4,000,000		4.950%, 09/01/20	4,048,279	1.2
		Other	6,703,507	2.1

			15,046,646	4.7

OREGON			1,673,448	0.5

PENNSYLVANIA
		Commonwealth of Pennsylvania
1,925,000		5.000%, 02/15/19	2,328,672	0.8
		Philadelphia School District
2,000,000		5.000%, 09/01/20	2,203,640	0.7
		Other	5,812,666	1.8

			10,344,978	3.3

PUERTO RICO
		Commonwealth of Puerto Rico
2,000,000		5.500%, 07/01/20	2,165,580	0.6
		Puerto Rico Commonwealth Infrastructure
		Financing Authority
3,370,000		5.500%, 07/01/19	3,672,929	1.2
		Puerto Rico Public Finance Corp
3,130,000	i	5.750%, 08/01/27	3,172,506	1.0
		Other	9,533,144	3.0

			18,544,159	5.8

RHODE ISLAND
		State of Rhode Island
2,000,000		5.000%, 08/01/21	2,381,160	0.7
		Other	2,131,965	0.7

			4,513,125	1.4

SOUTH CAROLINA
		State of South Carolina
2,250,000		5.000%, 03/01/15	2,580,750	0.8
		Other	4,404,233	1.4

			6,984,983	2.2

SOUTH DAKOTA			590,670	0.2

TENNESSEE
		Tennessee Energy Acquisition Corp
3,675,000		5.000%, 02/01/18	3,720,423	1.2
		Other	3,949,559	1.2

			7,669,982	2.4

Principal		Issuer	Value	% of net assets

TEXAS
		Lower Colorado River Authority
$1,515,000		6.000%, 01/01/17	$1,869,268	0.6%
		SA Energy Acquisition Public Facility Corp
2,000,000		5.500%, 08/01/19	2,063,939	0.6
		Other	7,479,067	2.4

			11,412,274	3.6

UTAH			3,486,486	1.1

VIRGINIA			1,563,824	0.5

WASHINGTON
		Port of Seattle WA
3,150,000		5.500%, 09/01/17	3,680,838	1.2
		Other	4,202,775	1.3

			7,883,613	2.5

WISCONSIN
		State of Wisconsin
2,000,000		5.000%, 05/01/21	2,425,180	0.8
		Other	3,537,762	1.1

			5,962,942	1.9

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $298,246,628)	312,661,298	98.6

		TOTAL PORTFOLIO
		(Cost $298,246,628)	312,661,298	98.6
		OTHER ASSETS & LIABILITIES, NET	4,428,068	1.4

		NET ASSETS	$317,089,366	100.0%

Abbreviation(s):
AMT – Alternative Minimum Tax (subject to)
COP – Certificate of Participation

i Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES

		United States Treasury Inflation Indexed Bonds
$30,301,331	k	0.630%, 04/15/13	$30,860,026	2.4%
45,468,429	k	1.880%, 07/15/13	47,592,668	3.7
46,565,006	k	2.000%, 01/15/14	49,431,641	3.8
30,423,465	k	1.250%, 04/15/14	31,875,699	2.5
49,606,329	k	2.000%, 07/15/14	53,369,415	4.1
30,562,872	k	1.630%, 01/15/15	32,888,524	2.5
32,108,076	k	0.500%, 04/15/15	33,409,962	2.6
35,656,822	k	1.880%, 07/15/15	39,163,991	3.0
37,453,787	k	2.000%, 01/15/16	41,626,364	3.2
42,781,882	k	0.130%, 04/15/16	44,202,369	3.4
35,344,063	k	2.500%, 07/15/16	40,620,825	3.1
30,152,985	k	2.380%, 01/15/17	34,673,581	2.7
28,923,946	k	2.630%, 07/15/17	34,082,792	2.6
27,714,109	k	1.630%, 01/15/18	31,007,321	2.4
26,610,310	k	1.380%, 07/15/18	29,487,550	2.3
27,095,180	k	2.130%, 01/15/19	31,557,431	2.4
29,414,068	k	1.880%, 07/15/19	33,856,063	2.6
34,684,372	k	1.380%, 01/15/20	38,610,747	3.0
72,274,743	k	1.250%, 07/15/20	79,790,159	6.3
58,928,144	k	1.130%, 01/15/21	64,319,127	5.0
35,984,724	k	0.630%, 07/15/21	37,559,056	2.9
53,609,352	k	2.380%, 01/15/25	66,220,095	5.2
33,492,712	k	2.000%, 01/15/26	39,785,691	3.1
28,819,552	k	2.380%, 01/15/27	36,035,708	2.8
29,223,827	k	1.750%, 01/15/28	33,853,992	2.6
35,492,180	k	3.630%, 04/15/28	51,047,728	3.9
28,200,032	k	2.500%, 01/15/29	36,203,991	2.8
39,612,468	k	3.880%, 04/15/29	59,601,276	4.6
10,716,639	k	3.380%, 04/15/32	15,805,371	1.2
25,346,828	k	2.130%, 02/15/40	32,160,764	2.5
28,472,712	k	2.130%, 02/15/41	36,360,536	2.8

		United States Treasury Note
8,000,000		0.500%, 08/15/14	8,020,640	0.5
2,100,000		1.000%, 08/31/16	2,105,250	0.2
2,000,000		2.250%, 07/31/18	2,110,624	0.2

			1,279,296,977	98.9

		TOTAL GOVERNMENT BONDS
		(Cost $1,154,193,432)	1,279,296,977	98.9

		TOTAL PORTFOLIO
		(Cost $1,154,193,432)	1,279,296,977	98.9
		OTHER ASSETS & LIABILITIES, NET	14,192,909	1.1

		NET ASSETS	$1,293,489,886	100.0%

k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	33

Summary portfolio of investments (unaudited)

Bond Index Fund ▪ September 30, 2011

Principal	Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$864,590	0.1%

BANKS		48,211,923	3.1

CAPITAL GOODS		12,361,225	0.7

COMMERCIAL & PROFESSIONAL SERVICES		18,074,926	1.1

CONSUMER DURABLES & APPAREL		1,550,627	0.1

CONSUMER SERVICES		3,297,497	0.2

DIVERSIFIED FINANCIALS		59,713,412	3.8

ENERGY		30,341,548	1.8

FOOD & STAPLES RETAILING		2,949,247	0.2

FOOD, BEVERAGE & TOBACCO		17,066,590	1.1

HEALTH CARE EQUIPMENT & SERVICES		5,896,886	0.3

HOUSEHOLD & PERSONAL PRODUCTS		2,047,828	0.1

INSURANCE		16,006,525	1.0

MATERIALS		15,966,095	1.0

MEDIA		13,330,466	0.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		14,821,719	0.9

REAL ESTATE		5,358,134	0.3

RETAILING		9,489,368	0.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,149,696	0.1

SOFTWARE & SERVICES		5,859,314	0.4

TECHNOLOGY HARDWARE & EQUIPMENT		8,767,875	0.5

TELECOMMUNICATION SERVICES		21,863,755	1.3

TRANSPORTATION		8,693,679	0.5

UTILITIES		31,698,519	1.9

	TOTAL CORPORATE BONDS
	(Cost $348,603,160)	355,381,444	21.9

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Home Loan Bank (FHLB)
$8,625,000	3.130%, 12/13/13	9,121,774	0.7

	Federal Home Loan Mortgage Corp (FHLMC)
8,650,000	1.130%, 07/27/12	8,706,813	0.6
18,184,000	1.630%–6.250%, 08/20/12–07/15/32	20,398,445	1.2

	Federal National Mortgage Association (FNMA)
5,415,000	3.000%, 09/16/14	5,791,213	0.4
9,145,000	4.630%, 10/15/14	10,226,039	0.7
17,738,000	1.130%–6.630%, 07/30/12–07/15/37	19,157,771	1.0
	Other	19,463,870	1.1

		92,865,925	5.7

FOREIGN GOVERNMENT BONDS		35,701,662	2.2

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
$7,969,253		4.500%, 05/01/39	$8,441,015	0.5%
6,780,809		4.000%, 12/01/40	7,114,904	0.4
124,298,992		3.500%–8.000%, 08/01/12–06/01/41	133,509,985	8.2

		Federal National Mortgage Association (FNMA)
5,314,244		5.000%, 11/01/33	5,743,425	0.4
10,469,207		5.500%, 02/01/35	11,443,169	0.7
6,015,540		4.500%, 09/01/40	6,389,945	0.4
202,234,340	i	2.390%–8.000%, 06/01/13–05/01/41	217,401,080	13.4

		Government National Mortgage Association (GNMA)
5,450,776		4.500%, 05/15/39	5,943,196	0.4
5,725,847		5.000%, 06/15/39	6,339,093	0.4
6,232,574		4.500%, 12/15/39	6,795,621	0.4
88,649,143	i	3.000%–8.500%, 02/15/18–01/15/44	96,888,104	6.0
		Other	18,525,220	1.1

			524,534,757	32.3

MUNICIPAL BONDS			16,987,590	1.0

U.S. TREASURY SECURITIES
		United States Treasury Bond
14,379,100		8.000%, 11/15/21	22,458,357	1.5
14,560,000		5.250%, 02/15/29	19,885,771	1.2
10,979,000		5.380%, 02/15/31	15,444,368	1.0
12,585,000		3.880%, 08/15/40	14,952,553	0.9
5,075,000		4.750%, 02/15/41	6,934,510	0.4
4,600,000		4.380%, 05/15/41	5,942,648	0.4
13,945,200		3.500%–8.880%, 11/15/16–05/15/40	18,498,739	1.1
		United States Treasury Note
5,990,000		1.380%, 10/15/12	6,063,240	0.4
18,350,000		0.380%, 10/31/12	18,387,985	1.1
29,600,000		0.500%, 11/30/12	29,706,381	1.8
8,000,000		0.630%, 12/31/12	8,042,184	0.5
7,650,000		0.630%, 01/31/13	7,691,838	0.5
9,575,000		0.750%, 09/15/13	9,660,648	0.6
8,284,000		2.000%, 11/30/13	8,582,357	0.5
11,198,000		2.250%, 05/31/14	11,743,903	0.7
6,784,000		2.630%, 06/30/14	7,193,693	0.4
5,583,000		2.380%, 08/31/14	5,896,608	0.4
9,860,000		2.380%, 10/31/14	10,436,968	0.6
6,310,000		2.250%, 01/31/15	6,669,866	0.4
7,170,000		2.500%, 04/30/15	7,657,897	0.5
6,895,000		1.750%, 07/31/15	7,185,348	0.4
12,840,000		1.250%, 08/31/15	13,136,925	0.8
18,805,000		1.250%, 09/30/15	19,222,245	1.2
27,300,000		1.250%, 10/31/15	27,877,996	1.7
23,550,000		1.380%, 11/30/15	24,160,840	1.5
5,400,000		2.000%, 01/31/16	5,677,592	0.3
10,650,000		2.130%, 02/29/16	11,260,714	0.7
9,000,000		2.250%, 03/31/16	9,567,450	0.6
11,250,000		1.750%, 05/31/16	11,699,100	0.7
10,750,000		1.500%, 07/31/16	11,038,960	0.7
14,000,000		1.000%, 08/31/16	14,035,000	0.9
10,000,000		1.000%, 09/30/16	10,014,700	0.6
6,830,000		1.880%, 08/31/17	7,094,663	0.4
14,000,000		2.000%, 04/30/18	14,726,320	0.9
7,342,000		2.630%, 08/15/20	7,863,399	0.5
5,650,000		2.630%, 11/15/20	6,041,969	0.4

34	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund ▪ September 30, 2011

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
$5,900,000	3.630%, 02/15/21	$6,815,881	0.4%
14,200,000	2.130%, 08/15/21	14,450,772	0.9
11,185,000	4.250%, 11/15/40	14,143,779	0.9
68,383,700	0.380%–5.130%, 11/15/12–08/15/41	71,778,486	4.4

		549,642,653	33.8

	TOTAL GOVERNMENT BONDS
	(Cost $1,174,010,135)	1,219,732,587	75.0

STRUCTURED ASSETS

ASSET BACKED		4,107,104	0.3

OTHER MORTGAGE BACKED		33,469,372	2.1

	TOTAL STRUCTURED ASSETS
	(Cost $37,867,371)	37,576,476	2.4

	TOTAL BONDS
	(Cost $1,560,480,666)	1,612,690,507	99.3

	TOTAL PORTFOLIO
	(Cost $1,560,480,666)	1,612,690,507	99.3
	OTHER ASSETS & LIABILITIES, NET	11,918,719	0.7

	NET ASSETS	$1,624,609,226	100.0%

i Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	35

Summary portfolio of investments (unaudited)

Money Market Fund ▪ September 30, 2011

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANKERS’ ACCEPTANCES
	JPMorgan Chase Bank NA
$17,583,000	0.190%–0.280%, 10/03/11–01/19/12	$17,578,907	1.6%
	Other	3,996,033	0.3

		20,574,940	1.9

CERTIFICATE OF DEPOSIT
	Bank of Nova Scotia
7,000,000	0.170%, 10/18/11	7,000,000	0.7
	Toronto-Dominion Bank
10,000,000	0.200%, 11/10/11	10,000,000	0.9
13,500,000	0.170%–0.210%, 10/12/11–01/10/12	13,500,000	1.3
	Other	12,785,201	1.1

		43,285,201	4.0

COMMERCIAL PAPER
	Australia & New Zealand Banking Group Ltd
7,415,000	0.270%, 12/21/11	7,410,495	0.6
	Bank of Nova Scotia
7,500,000	0.175%, 10/11/11	7,499,635	0.7
10,045,000	0.280%, 11/29/11	10,040,390	1.0
	Coca-Cola Co
10,000,000	0.125%, 10/12/11	9,999,619	0.9
27,800,000	0.100%–0.150%, 10/03/11–12/20/11	27,794,477	2.6
	Commonwealth Bank of Australia
12,500,000	0.150%–0.275%, 10/14/11–12/02/11	12,495,531	1.2
	Fairway Finance LLC
8,000,000	0.170%, 10/25/11	7,999,094	0.7
18,275,000	0.160%–0.230%, 10/12/11–12/07/11	18,271,343	1.8
	Falcon Asset Securitization Co LLC
15,000,000	0.150%–0.180%, 10/06/11–10/14/11	14,999,360	1.4
	General Electric Capital Corp
9,000,000	0.190%, 10/11/11	8,999,525	0.8
9,490,000	0.300%, 02/27/12	9,478,218	0.9
18,405,000	0.130%–0.310%, 10/03/11–02/29/12	18,397,125	1.7
	Johnson & Johnson
10,000,000	0.090%, 12/19/11	9,998,025	0.9
	Jupiter Securitization Co LLC
7,735,000	0.200%, 11/04/11	7,733,538	0.7
20,000,000	0.170%–0.210%, 10/05/11–12/19/11	19,994,445	2.0
	National Australia Funding (Delaware)
13,070,000	0.175%–0.390%, 10/03/11–01/03/12	13,064,291	1.2
	Nestle Capital Corp
17,625,000	0.125%–0.250%, 10/13/11–05/15/12	17,613,808	1.6
	Old Line Funding LLC
7,000,000	0.170%, 10/05/11	6,999,868	0.7
8,000,000	0.205%, 11/16/11	7,997,903	0.7
16,502,000	0.150%–0.220%, 10/14/11–11/22/11	16,499,718	1.6
	Private Export Funding Corp
9,000,000	0.065%–0.170%, 11/29/11	8,997,541	0.8
26,740,000	0.140%–0.230%, 10/04/11–02/27/12	26,733,823	2.5
	Procter & Gamble Co
12,900,000	0.120%, 10/04/11	12,899,871	1.1
9,460,000	0.110%–0.120%, 11/02/11	9,459,039	0.9
	Province of Ontario Canada
12,335,000	0.100%–0.120%, 10/14/11–12/02/11	12,333,165	1.1

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	Royal Bank of Canada
$6,815,000	0.150%–0.160%, 12/27/11	$6,812,486	0.7%
	Sheffield Receivables Corp
10,000,000	0.180%, 10/12/11	9,999,450	0.9
8,000,000	0.250%, 10/20/11	7,998,944	0.7
	Straight-A Funding LLC
12,191,000	0.160%–0.200%, 10/05/11	12,190,746	1.2
6,550,000	0.190%, 11/08/11	6,548,686	0.6
8,000,000	0.190%, 11/28/11	7,997,551	0.7
13,000,000	0.160%–0.190%, 10/07/11–12/01/11	12,997,442	1.2
	Toronto-Dominion Holdings USA, Inc
15,610,000	0.180%–0.210%, 10/17/11–12/20/11	15,605,746	1.4
	Variable Funding Capital Co LLC
6,793,000	0.170%, 10/20/11	6,792,391	0.6
8,000,000	0.210%, 12/16/11	7,996,453	0.7
11,700,000	0.130%–0.200%, 10/04/11–10/31/11	11,699,074	1.1
	Other	55,535,623	5.2

		485,884,439	45.1

FOREIGN GOVERNMENT BONDS		4,026,101	0.4

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
18,000,000	0.060%, 10/07/11	17,999,820	1.8
8,590,000	0.035%–0.065%, 10/19/11	8,589,758	0.8
33,518,000	0.070%–0.200%, 10/21/11	33,514,289	3.2
9,800,000	0.170%, 11/01/11	9,798,565	0.9
6,889,000	0.025%–0.040%, 11/14/11	6,888,690	0.6
7,000,000	0.025%–0.030%, 11/16/11	6,999,764	0.7
13,000,000	0.025%–0.030%, 11/18/11	12,999,513	1.2
25,032,000	0.011%–0.100%, 10/11/11–01/25/12	25,030,811	2.1

	Federal Home Loan Mortgage Corp (FHLMC)
22,413,000	0.030%–0.300%, 10/04/11–02/21/12	22,410,084	2.1

	Federal National Mortgage Association (FNMA)
10,000,000	0.050%–0.065%, 10/03/11	9,999,969	0.9
8,300,000	0.060%–0.140%, 10/19/11	8,299,511	0.8
12,400,000	0.060%–0.125%, 12/07/11	12,397,188	1.1
45,846,000	0.010%–0.180%, 07/02/08–04/18/12	45,842,776	4.3
	Other	1,999,340	0.2

		222,770,078	20.7

TREASURY DEBT
	United States Treasury Bill
29,600,000	0.091%–0.096%, 11/17/11	29,596,334	2.6
34,840,000	0.008%–0.111%, 10/06/11–12/29/11	34,837,005	3.4

	United States Treasury Note
16,200,000	1.000%, 10/31/11	16,210,900	1.5
11,835,000	0.750%, 11/30/11	11,845,633	1.1
10,455,000	1.125%, 12/15/11	10,474,763	1.0
7,000,000	1.375%, 02/15/12	7,027,416	0.7
14,505,000	0.750%, 05/31/12	14,555,224	1.4
9,986,000	1.875%, 06/15/12	10,109,355	0.9
7,740,000	0.625%, 06/30/12	7,769,820	0.7
6,530,000	1.500%, 07/15/12	6,601,484	0.6
16,321,000	0.625%–1.125%, 01/15/12–07/31/12	16,377,996	1.5

		165,405,930	15.4

36	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund ▪ September 30, 2011

Principal		Issuer	Value	% of net assets

VARIABLE RATE SECURITY
		Federal Farm Credit Bank (FFCB)
$9,700,000	i	0.150%, 02/13/12	$9,699,799	0.9%
10,000,000	i	0.300%, 09/23/13	9,999,201	0.9
21,250,000		0.220%–0.320%, 03/28/13–08/26/13	21,241,498	2.0

		Federal Home Loan Bank (FHLB)
9,600,000	i	0.160%, 01/13/12	9,599,862	0.9
9,500,000	i	0.270%, 08/16/13	9,500,000	0.9

		Federal Home Loan Mortgage Corp (FHLMC)
22,000,000	i	0.070%, 11/09/11	21,998,268	2.0
10,000,000	i	0.240%, 01/09/12	10,002,080	0.9
13,100,000		0.172%–0.220%, 11/07/11–05/06/13	13,095,081	1.2

		Royal Bank of Canada
9,500,000	i	0.290%, 07/11/12	9,500,000	0.9
	i	Other	19,497,913	1.9

			134,133,702	12.5

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,076,080,391)	1,076,080,391	100.0

		TOTAL PORTFOLIO
		(Cost $1,076,080,391)	1,076,080,391	100.0
		OTHER ASSETS & LIABILITIES, NET	364,339	0.0

		NET ASSETS	$1,076,444,730	100.0%

i Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	37

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ▪ September 30, 2011

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$2,544,144,498	$1,015,547,434	$652,270,576	$890,501,676	$312,661,298	$1,279,296,977	$1,612,690,507	$1,076,080,391
Cash	7,886,501	5,044,089	21,447,099	22,075,052	4,043,680	9,172,275	17,903,857	2,595
Receivable from securities transactions	14,558,707	8,192,336	—	2,015,750	551,990	—	17,647,989	—
Receivable for delayed delivery securities	16,167,578	—	—	—	—	—	—	—
Receivable from Fund shares sold	1,477,838	627,168	1,199,082	2,293,819	583,012	1,291,646	1,261,116	1,090,598
Dividends and interest receivable	14,831,454	8,668,566	3,603,567	20,496,177	3,196,837	5,193,866	10,028,423	382,892
Due from affiliates	—	284	—	—	655	—	1,490	301,456
Other	41,390	15,925	8,424	24,584	18,146	30,169	9,841	38,371

Total assets	2,599,107,966	1,038,095,802	678,528,748	937,407,058	321,055,618	1,294,984,933	1,659,543,223	1,077,896,303

LIABILITIES
Management fees payable	50,116	23,022	13,879	26,706	7,809	26,335	13,310	8,835
Service agreement fees payable	5,992	1,696	3,068	3,318	—	4,584	402	1,467
Distribution fees payable	23,144	79,557	49,346	51,523	88,243	51,619	2,066	334,131
Due to affiliates	11,741	5,619	3,530	5,719	1,760	6,384	8,451	6,339
Swap premiums received	35,514	17,757	17,757	—	—	—	—	—
Payable for securities transactions	6,997,499	2,588,657	—	—	—	—	20,589,219	—
Payable for delayed delivery securities	516,183,460	99,775,830	—	6,316,000	3,308,132	—	5,040,077	—
Payable for Fund shares redeemed	11,727,449	3,057,621	1,244,397	1,340,797	349,316	1,269,225	8,730,381	834,001
Income distribution payable	2,694,025	1,543,356	248,622	2,762,407	111,077	—	453,762	1,784
Unrealized depreciation on swap agreements	6,680	3,340	3,340	—	—	—	—	—
Accrued expenses & other payables	180,718	184,198	136,509	128,242	99,915	136,900	96,329	265,016

Total liabilities	537,916,338	107,280,653	1,720,448	10,634,712	3,966,252	1,495,047	34,933,997	1,451,573

NET ASSETS	$2,061,191,628	$930,815,149	$676,808,300	$926,772,346	$317,089,366	$1,293,489,886	$1,624,609,226	$1,076,444,730

NET ASSETS CONSIST OF:
Paid-in-capital	$1,964,975,707	$922,554,220	$671,363,718	$966,216,473	$303,688,357	$1,167,386,967	$1,573,896,619	$1,076,450,834
Undistributed net investment income (loss)	22,691	33,839	(8,664)	(295,279)	11,267	1,195	1,338	(7,509)
Accumulated net realized gain (loss) on total investments	46,428,735	1,348,287	4,134,774	(3,156,291)	(1,024,928)	998,179	(1,498,572)	1,405
Net unrealized appreciation (depreciation) on total investments	49,764,495	6,878,803	1,318,472	(35,992,557)	14,414,670	125,103,545	52,209,841	—

NET ASSETS	$2,061,191,628	$930,815,149	$676,808,300	$926,772,346	$317,089,366	$1,293,489,886	$1,624,609,226	$1,076,444,730

INSTITUTIONAL CLASS:
Net assets	$1,661,721,252	$571,183,900	$344,317,559	$575,249,550	$9,666,961	$874,613,407	$1,591,522,379	$462,354,079
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	155,845,073	55,421,086	33,183,672	62,329,252	905,706	74,310,670	148,155,473	462,352,484

Net asset value per share	$10.66	$10.31	$10.38	$9.23	$10.67	$11.77	$10.74	$1.00

RETIREMENT CLASS:
Net assets	$294,173,084	$83,231,693	$150,052,645	$161,242,821	$—	$224,000,263	$20,342,433	$71,348,845
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,131,340	8,066,077	14,446,391	17,471,810	—	18,866,881	1,893,050	71,347,765

Net asset value per share	$10.84	$10.32	$10.39	$9.23	$—	$11.87	$10.75	$1.00

RETAIL CLASS:
Net assets	$63,863,868	$266,853,902	$158,578,918	$162,917,395	$307,422,405	$172,863,094	$8,872,313	$524,260,940
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,896,070	25,843,520	15,269,518	17,578,263	28,764,442	14,979,533	825,586	524,251,492

Net asset value per share	$10.83	$10.33	$10.39	$9.27	$10.69	$11.54	$10.75	$1.00

PREMIER CLASS:
Net assets	$41,433,424	$9,545,654	$23,859,178	$27,362,580	$—	$22,013,122	$3,872,101	$18,480,866
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,883,891	926,354	2,297,598	2,964,263	—	1,871,765	360,386	18,480,819

Net asset value per share	$10.67	$10.30	$10.38	$9.23	$—	$11.76	$10.74	$1.00

† Portfolio investments, cost	$2,494,365,598	$1,008,662,735	$650,948,764	$926,494,233	$298,246,628	$1,154,193,432	$1,560,480,666	$1,076,080,391

38	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	39

Statements of operations (unaudited)

TIAA-CREF Funds ▪ For the period ended September 30, 2011

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$83,207	$—	$291,225	$—	$—	$—	$—
Dividends from affiliated investments	—	49,021	—	—	—	—	—	—
Interest	33,050,781	19,171,426	7,469,706	34,310,320	5,740,731	35,043,286	21,203,876	939,130

Total income	33,050,781	19,303,654	7,469,706	34,601,545	5,740,731	35,043,286	21,203,876	939,130

EXPENSES
Management fees	3,053,849	1,418,274	791,058	1,641,487	458,471	1,509,418	762,727	536,255
Distribution fees - Retail Class	32,668	147,395	86,849	95,377	162,024	88,022	8,700	298,362
Distribution fees - Premier Class	29,712	8,283	16,561	23,026	—	14,823	2,230	13,513
Fund administration fees	72,930	33,477	21,894	33,481	10,606	41,780	52,969	30,313
Custody and accounting fees	65,021	63,539	27,585	23,833	17,044	10,164	113,897	32,006
Professional fees	40,775	40,747	39,566	41,044	38,865	35,196	42,706	30,386
Shareholder reports	18,515	23,929	22,035	25,155	31,304	23,610	17,042	19,293
Shareholder servicing - Institutional Class	1,455	516	450	751	58	1,671	2,342	725
Shareholder servicing - Retirement Class	354,521	100,131	180,357	222,531	—	253,554	13,219	85,886
Shareholder servicing - Retail Class	20,655	139,216	59,429	57,642	54,470	51,911	3,326	333,716
Shareholder servicing - Premier Class	108	89	95	103	—	93	91	111
Trustee fees and expenses	10,053	5,016	3,194	4,869	1,468	5,875	7,568	5,129
Compliance fees	23,584	10,929	7,120	10,943	3,431	13,566	17,204	16,534
Interest expense	231	726	74	3,239	191	22	777	69
Registration fees	40,695	39,202	39,741	38,412	24,416	44,898	41,617	43,903
Other expenses	35,091	52,603	17,460	22,358	9,451	29,716	40,573	6,993

Total expenses	3,799,863	2,084,072	1,313,468	2,244,251	811,799	2,124,319	1,126,988	1,453,194
Less: Expenses reimbursed by the investment adviser	—	(36,630)	(21,295)	—	(59,753)	—	(108,347)	(299,194)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	(298,362)

Net expenses	3,799,863	2,047,442	1,292,173	2,244,251	752,046	2,124,319	1,018,641	855,638

Net investment income (loss)	29,250,918	17,256,212	6,177,533	32,357,294	4,988,685	32,918,967	20,185,235	83,492

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	44,113,487	12,927,981	3,388,112	7,283,723	719,132	2,258,958	791,010	1,405
Affiliated investments	—	112,801	—	—	—	—	—	—
Futures transactions	(1,579,300)	—	—	—	—	—	—	—
Swap transactions	2,860	1,430	1,430	—	—	—	—	—
Foreign currency transactions	(260,121)	(85,578)	—	—	—	—	—	—

Net realized gain on total investments	42,276,926	12,956,634	3,389,542	7,283,723	719,132	2,258,958	791,010	1,405

Change in unrealized appreciation (depreciation) on:
Portfolio investments	17,411,512	13,858	311,624	(82,155,808)	17,174,409	60,927,250	69,530,064	—
Affiliated investments	—	(132,221)	—	—	—	—	—	—
Swap transactions	(6,680)	(3,340)	(3,340)	—	—	—	—	—
Translation of net assets (other than portfolio investments) and liabilities denominated in foreign currencies	(7,756)	(2,566)	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	17,397,076	(124,269)	308,284	(82,155,808)	17,174,409	60,927,250	69,530,064	—

Net realized and unrealized gain (loss) on total investments	59,674,002	12,832,365	3,697,826	(74,872,085)	17,893,541	63,186,208	70,321,074	1,405

Net increase (decrease) from operations	$88,924,920	$30,088,577	$9,875,359	$(42,514,791)	$22,882,226	$96,105,175	$90,506,309	$84,897

40	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	41

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Bond Fund			Bond Plus Fund			Short-Term Bond Fund

		For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$29,250,918	$29,502,963	$88,292,341	$17,256,212	$13,444,531	$24,924,197	$6,177,533	$5,118,402	$9,095,848
Net realized gain (loss) on total investments		42,276,926	53,057,360	66,220,982	12,956,634	(606)	15,029,816	3,389,542	1,327,458	2,991,482
Net change in unrealized appreciation (depreciation) on total investments		17,397,076	(94,684,353)	67,852,077	(124,269)	(12,780,921)	17,194,742	308,284	(7,295,402)	8,864,795

Net increase (decrease) from operations		88,924,920	(12,124,030)	222,365,400	30,088,577	663,004	57,148,755	9,875,359	(849,542)	20,952,125

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(24,204,877)	(25,165,412)	(80,236,024)	(10,951,648)	(6,918,419)	(9,854,844)	(3,180,048)	(2,256,278)	(3,196,821)
	Retirement Class	(3,704,862)	(3,169,553)	(6,492,164)	(1,389,354)	(1,437,789)	(3,324,496)	(1,303,758)	(1,169,865)	(2,446,968)
	Retail Class	(803,602)	(755,988)	(1,448,590)	(4,717,974)	(4,875,223)	(11,669,182)	(1,485,110)	(1,482,570)	(3,293,093)
	Premier Class	(536,852)	(412,010)	(115,569)	(197,481)	(206,154)	(75,695)	(210,200)	(209,689)	(158,917)
From realized gains:	Institutional Class	—	(17,950,957)	—	—	—	—	—	—	—
	Retirement Class	—	(2,758,263)	—	—	—	—	—	—	—
	Retail Class	—	(667,786)	—	—	—	—	—	—	—
	Premier Class	—	(379,240)	—	—	—	—	—	—	—

Total distributions		(29,250,193)	(51,259,209)	(88,292,347)	(17,256,457)	(13,437,585)	(24,924,217)	(6,179,116)	(5,118,402)	(9,095,799)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	178,091,496	243,797,264	783,516,875	133,530,464	273,291,006	68,336,531	116,672,654	114,990,480	94,544,894
	Retirement Class	44,761,889	45,947,853	193,791,135	19,078,458	7,720,803	69,782,784	49,842,899	38,567,387	122,411,537
	Retail Class	12,042,254	10,062,531	31,267,123	11,755,185	11,592,216	32,951,105	18,930,420	28,043,297	56,845,424
	Premier Class	16,750,234	15,830,867	22,158,416	5,617,636	3,515,581	11,069,571	13,617,523	13,215,772	20,429,281
Reinvestments of distributions:	Institutional Class	7,734,521	40,896,632	78,131,122	549,853	6,911,820	9,837,634	1,766,461	2,020,919	2,603,625
	Retirement Class	3,704,862	5,927,816	6,492,137	1,388,931	1,437,789	3,324,496	1,303,758	1,169,650	2,446,968
	Retail Class	773,401	1,370,611	1,381,632	4,281,172	4,418,495	10,613,073	1,409,128	1,405,033	3,107,608
	Premier Class	536,852	791,250	115,569	197,481	206,154	75,695	210,200	209,689	158,917
Redemptions:	Institutional Class	(254,297,102)	(1,025,283,111)	(658,369,598)	(66,927,952)	(16,325,684)	(59,262,454)	(31,531,237)	(34,871,405)	(26,566,337)
	Retirement Class	(23,562,552)	(21,797,234)	(94,244,228)	(10,932,862)	(27,056,249)	(44,221,173)	(36,137,772)	(25,644,862)	(63,302,350)
	Retail Class	(6,764,390)	(11,662,789)	(11,855,580)	(18,749,110)	(22,039,606)	(29,525,633)	(18,467,522)	(21,735,142)	(26,210,905)
	Premier Class	(12,695,920)	(2,089,784)	(578,902)	(7,493,485)	(3,335,580)	(686,091)	(9,971,475)	(13,164,980)	(1,207,324)

Net increase (decrease) from shareholder transactions		(32,924,455)	(696,208,094)	351,805,701	72,295,771	240,336,745	72,295,538	107,645,037	104,205,838	185,261,338

Net increase (decrease) in net assets		26,750,272	(759,591,333)	485,878,754	85,127,891	227,562,164	104,520,076	111,341,280	98,237,894	197,117,664
NET ASSETS
Beginning of period		2,034,441,356	2,794,032,689	2,308,153,935	845,687,258	618,125,094	513,605,018	565,467,020	467,229,126	270,111,462

End of period		$2,061,191,628	$2,034,441,356	$2,794,032,689	$930,815,149	$845,687,258	$618,125,094	$676,808,300	$565,467,020	$467,229,126

Undistributed net investment income (loss) included in net assets		$22,691	$21,966	$21,225	$33,839	$34,084	$34,082	$(8,664)	$(7,081)	$(7,081)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,901,391	23,279,338	75,599,135	12,989,837	26,750,221	6,767,050	11,211,332	11,102,473	9,169,996
	Retirement Class	4,160,097	4,293,600	18,437,353	1,845,271	754,629	6,955,121	4,784,255	3,719,525	11,976,622
	Retail Class	1,118,740	940,074	2,969,859	1,134,760	1,131,263	3,289,934	1,818,735	2,703,199	5,549,673
	Premier Class	1,572,773	1,496,648	2,092,153	541,582	343,304	1,082,140	1,305,474	1,274,577	1,982,974
Shares reinvested:	Institutional Class	730,491	3,924,608	7,528,123	53,206	677,453	983,559	169,692	195,248	254,107
	Retirement Class	344,075	559,857	613,997	134,226	140,439	330,982	125,155	112,837	238,336
	Retail Class	71,883	129,540	130,854	413,554	431,479	1,059,102	135,301	135,535	303,271
	Premier Class	50,655	76,013	10,849	19,115	20,177	7,358	20,185	20,227	15,411
Shares redeemed:	Institutional Class	(24,050,341)	(96,193,377)	(62,776,645)	(6,448,052)	(1,582,921)	(5,926,502)	(3,025,614)	(3,351,649)	(2,591,691)
	Retirement Class	(2,176,365)	(2,033,572)	(8,807,681)	(1,055,856)	(2,641,826)	(4,374,821)	(3,466,664)	(2,473,095)	(6,142,221)
	Retail Class	(630,633)	(1,100,692)	(1,125,808)	(1,813,428)	(2,154,744)	(2,952,209)	(1,774,453)	(2,100,546)	(2,563,689)
	Premier Class	(1,184,135)	(201,127)	(54,448)	(719,619)	(326,525)	(66,740)	(955,985)	(1,272,894)	(117,098)

Net increase (decrease) from shareholder transactions		(3,091,369)	(64,829,090)	34,617,741	7,094,596	23,542,949	7,154,974	10,347,413	10,065,437	18,075,691

42	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	43

Statements of changes in net assets	continued

TIAA-CREF Funds ▪ For the period or year ended

		High-Yield Fund			Tax-Exempt Bond Fund			Inflation-Linked Bond Fund

		For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$32,357,294	$28,359,623	$45,624,004	$4,988,685	$5,527,866	$10,155,076	$32,918,967	$15,766,585	$22,334,823
Net realized gain (loss) on total investments		7,283,723	18,345,284	24,051,329	719,132	(1,492,682)	3,320,875	2,258,958	5,925,553	4,274,002
Net change in unrealized appreciation (depreciation) on total investments		(82,155,808)	1,770,165	21,194,800	17,174,409	(18,227,687)	6,001,045	60,927,250	(10,948,529)	54,857,894

Net increase (decrease) from operations		(42,514,791)	48,475,072	90,870,133	22,882,226	(14,192,503)	19,476,996	96,105,175	10,743,609	81,466,719

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(19,636,467)	(16,075,075)	(23,073,446)	(164,238)	(227,647)	(625,370)	(22,818,388)	(11,133,676)	(15,483,118)
	Retirement Class	(5,972,235)	(5,612,284)	(11,344,973)	—	—	—	(5,224,373)	(2,325,150)	(3,591,078)
	Retail Class	(5,703,239)	(5,679,780)	(10,617,617)	(4,824,447)	(5,300,220)	(9,529,774)	(4,330,023)	(2,085,181)	(3,169,430)
	Premier Class	(1,045,353)	(1,003,595)	(587,964)	—	—	—	(556,885)	(223,690)	(52,139)
From realized gains:	Institutional Class	—	—	—	—	(146,373)	(27,853)	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	(3,277,554)	(405,427)	—	—	—
	Premier Class	—	—	—	—	—	—	—	—	—

Total distributions		(32,357,294)	(28,370,734)	(45,624,000)	(4,988,685)	(8,951,794)	(10,588,424)	(32,929,669)	(15,767,697)	(22,295,765)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	165,008,320	141,374,570	197,790,236	1,219,201	510,400	2,697,533	92,957,038	101,714,674	239,989,479
	Retirement Class	33,801,491	38,465,048	95,079,140	—	—	—	48,182,561	33,516,771	94,080,296
	Retail Class	22,663,643	25,385,799	38,129,592	29,993,353	26,695,863	98,734,879	31,872,304	19,343,209	40,801,163
	Premier Class	8,820,292	26,074,556	19,143,300	—	—	—	13,913,858	8,562,034	14,334,508
Reinvestments of distributions:	Institutional Class	4,798,869	11,164,031	18,067,942	13,807	29,536	86,949	17,942,992	10,522,062	14,556,717
	Retirement Class	5,971,994	5,609,474	11,344,973	—	—	—	5,223,297	2,324,993	3,590,870
	Retail Class	4,913,440	4,927,196	9,191,656	4,240,685	7,710,106	8,765,349	4,164,315	1,997,604	3,037,653
	Premier Class	1,045,353	1,003,595	587,964	—	—	—	556,885	223,690	52,139
Redemptions:	Institutional Class	(75,658,708)	(35,642,208)	(85,854,685)	(2,143,751)	(4,397,613)	(11,491,638)	(51,030,717)	(74,772,872)	(82,326,380)
	Retirement Class	(41,387,229)	(38,140,059)	(76,438,460)	—	—	—	(15,819,691)	(34,243,048)	(44,762,900)
	Retail Class	(21,019,140)	(21,469,778)	(27,772,219)	(26,110,883)	(49,230,571)	(33,199,853)	(18,254,600)	(20,942,615)	(32,237,076)
	Premier Class	(10,616,554)	(14,079,548)	(3,868,167)	—	—	—	(9,280,106)	(7,317,586)	(488,010)

Net increase (decrease) from shareholder transactions		98,341,771	144,672,676	195,401,272	7,212,412	(18,682,279)	65,593,219	120,428,136	40,928,916	250,628,459

Net increase (decrease) in net assets		23,469,686	164,777,014	240,647,405	25,105,953	(41,826,576)	74,481,791	183,603,642	35,904,828	309,799,413
NET ASSETS
Beginning of period		903,302,660	738,525,646	497,878,241	291,983,413	333,809,989	259,328,198	1,109,886,244	1,073,981,416	764,182,003

End of period		$926,772,346	$903,302,660	$738,525,646	$317,089,366	$291,983,413	$333,809,989	$1,293,489,886	$1,109,886,244	$1,073,981,416

Undistributed net investment income (loss) included in net assets		$(295,279)	$(295,279)	$(295,279)	$11,267	$11,267	$45,739	$1,195	$11,897	$13,009

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,765,918	14,284,381	21,035,133	114,539	50,384	255,254	8,006,335	9,110,137	22,158,851
	Retirement Class	3,419,796	3,884,199	10,150,586	—	—	—	4,104,314	2,965,100	8,637,641
	Retail Class	2,321,732	2,555,400	4,073,733	2,862,304	2,572,586	9,399,973	2,791,062	1,756,406	3,847,240
	Premier Class	900,079	2,641,412	2,048,858	—	—	—	1,186,749	759,807	1,307,248
Shares reinvested:	Institutional Class	490,513	1,127,143	1,936,501	1,318	2,889	8,348	1,560,635	950,084	1,345,057
	Retirement Class	609,319	566,485	1,215,922	—	—	—	450,362	208,039	329,102
	Retail Class	499,423	495,680	981,485	404,415	753,676	833,851	369,383	183,873	286,364
	Premier Class	106,564	101,418	62,463	—	—	—	48,456	20,196	4,694
Shares redeemed:	Institutional Class	(7,701,903)	(3,602,979)	(9,209,662)	(204,746)	(433,608)	(1,102,954)	(4,357,516)	(6,689,268)	(7,560,534)
	Retirement Class	(4,232,086)	(3,862,517)	(8,138,989)	—	—	—	(1,334,828)	(3,005,942)	(4,048,954)
	Retail Class	(2,129,615)	(2,155,455)	(2,976,515)	(2,500,580)	(4,829,251)	(3,171,873)	(1,602,223)	(1,917,139)	(3,041,074)
	Premier Class	(1,093,396)	(1,420,788)	(410,002)	—	—	—	(783,073)	(651,999)	(44,055)

Net increase (decrease) from shareholder transactions		9,956,344	14,614,379	20,769,513	677,250	(1,883,324)	6,222,599	10,439,656	3,689,294	23,221,580

44	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	45

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		Bond Index Fund			Money Market Fund

		For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the six-month period ended September 30, 2011	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$20,185,235	$14,010,679	$4,754,056	$83,492	$182,872	$491,519
Net realized gain (loss) on total investments		791,010	(1,918,283)	585,662	1,405	475	1,905
Net change in unrealized appreciation (depreciation) on total investments		69,530,064	(25,284,776)	7,529,771	—	—	—

Net increase (decrease) from operations		90,506,309	(13,192,380)	12,869,489	84,897	183,347	493,424

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(19,945,148)	(13,904,454)	(4,613,903)	(83,492)	(182,872)	(473,302)
	Retirement Class	(122,688)	(27,460)	(43,720)	—	—	(2,398)
	Retail Class	(80,357)	(56,387)	(63,505)	—	—	(15,797)
	Premier Class	(37,042)	(22,378)	(32,915)	—	—	(20)
From realized gains:	Institutional Class	—	(931,923)	(17,947)	—	—	—
	Retirement Class	—	(1,588)	(181)	—	—	—
	Retail Class	—	(3,822)	(276)	—	—	—
	Premier Class	—	(1,121)	(180)	—	—	—

Total distributions		(20,185,235)	(14,949,133)	(4,772,627)	(83,492)	(182,872)	(491,517)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	213,066,026	1,134,156,768	321,957,476	93,454,563	80,862,315	197,525,504
	Retirement Class	17,513,562	2,239,720	1,759,492	54,491,833	18,231,625	42,534,813
	Retail Class	3,529,889	2,816,795	3,410,109	115,263,346	132,307,237	246,031,424
	Premier Class	2,331,663	1,371,642	428,898	15,908,030	10,801,118	13,190,522
Reinvestments of distributions:	Institutional Class	17,401,584	14,828,113	4,631,850	83,492	182,803	472,841
	Retirement Class	122,688	29,048	43,901	—	—	2,398
	Retail Class	73,433	55,983	62,792	—	—	14,855
	Premier Class	37,042	23,499	33,095	—	—	20
Redemptions:	Institutional Class	(90,969,037)	(150,159,088)	(22,201,670)	(58,414,463)	(87,702,934)	(100,248,680)
	Retirement Class	(897,881)	(1,952,267)	(11,500)	(47,903,234)	(32,905,616)	(96,517,908)
	Retail Class	(1,287,310)	(724,225)	(392,338)	(173,096,456)	(200,640,157)	(482,770,768)
	Premier Class	(1,413,877)	(25,708)	(64,158)	(13,105,314)	(7,554,193)	(1,009,364)

Net increase (decrease) from shareholder transactions		159,507,782	1,002,660,280	309,657,947	(13,318,203)	(86,417,802)	(180,774,343)

Net increase (decrease) in net assets		229,828,856	974,518,767	317,754,809	(13,316,798)	(86,417,327)	(180,772,436)
NET ASSETS
Beginning of period		1,394,780,370	420,261,603	102,506,794	1,089,761,528	1,176,178,855	1,356,951,291

End of period		$1,624,609,226	$1,394,780,370	$420,261,603	$1,076,444,730	$1,089,761,528	$1,176,178,855

Undistributed net investment income (loss) included in net assets		$1,338	$1,338	$1,091	$(7,509)	$(7,509)	$(8,234)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	20,256,879	108,594,414	31,042,454	93,454,563	80,862,315	197,525,504
	Retirement Class	1,658,169	217,216	171,728	54,491,833	18,231,625	42,534,813
	Retail Class	332,076	271,987	333,959	115,263,346	132,307,237	246,031,424
	Premier Class	219,879	133,372	41,597	15,908,030	10,801,118	13,190,522
Shares reinvested:	Institutional Class	1,650,780	1,438,634	451,476	83,492	182,803	472,841
	Retirement Class	11,561	2,809	4,278	—	—	2,398
	Retail Class	6,959	5,420	6,122	—	—	14,855
	Premier Class	3,515	2,278	3,240	—	—	20
Shares redeemed:	Institutional Class	(8,574,268)	(14,436,475)	(2,174,639)	(58,414,463)	(87,702,934)	(100,248,680)
	Retirement Class	(84,390)	(187,285)	(1,102)	(47,903,234)	(32,905,616)	(96,517,908)
	Retail Class	(121,895)	(70,409)	(38,693)	(173,096,456)	(200,640,157)	(482,770,767)
	Premier Class	(134,467)	(2,476)	(6,155)	(13,105,314)	(7,554,193)	(1,009,364)

Net increase (decrease) from shareholder transactions		15,224,798	95,969,485	29,834,265	(13,318,203)	(86,417,802)	(180,774,342)

46	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	47

Financial highlights

Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.36		$10.70		$10.20		$9.68		$9.94	$9.97	$10.10

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.15		0.35		0.41		0.48	0.49	0.47
Net realized and unrealized gain (loss) on total investments	0.30		(0.22)		0.50		0.52		(0.26)	(0.03)	(0.13)

Total gain (loss) from investment operations	0.45		(0.07)		0.85		0.93		0.22	0.46	0.34

Less distributions from:
Net investment income	(0.15)		(0.15)		(0.35)		(0.41)		(0.48)	(0.49)	(0.47)
Net realized gains	—		(0.12)		—		—		—	—	—

Total distributions	(0.15)		(0.27)		(0.35)		(0.41)		(0.48)	(0.49)	(0.47)

Net asset value, end of period	$10.66		$10.36		$10.70		$10.20		$9.68	$9.94	$9.97

TOTAL RETURN	4.38	%(b)	(0.67	)%(b)	8.47%		10.00%		2.06%	4.74%	3.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,661,721		$1,681,237		$2,474,347		$2,151,009		$1,883,323	$1,615,363	$1,709,874
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33	%(c)	0.33%		0.36%		0.32%	0.32%	0.25%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.33	%(c)	0.33%		0.34%		0.32%	0.32%	0.25%
Ratio of net investment income (loss) to average net assets	2.86	%(c)	2.80	%(c)	3.35%		4.20%		4.79%	4.91%	4.71%
Portfolio turnover rate	179	%(b)(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%	183%

	Retirement Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.54		$10.88		$10.37		$9.84		$10.10	$10.13	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.14		0.32		0.39		0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	0.30		(0.22)		0.52		0.54		(0.27)	(0.03)	0.11

Total gain (loss) from investment operations	0.44		(0.08)		0.84		0.93		0.19	0.44	0.35

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.33)		(0.40)		(0.45)	(0.47)	(0.22)
Net realized gains	—		(0.12)		—		—		—	—	—

Total distributions	(0.14)		(0.26)		(0.33)		(0.40)		(0.45)	(0.47)	(0.22)

Net asset value, end of period	$10.84		$10.54		$10.88		$10.37		$9.84	$10.10	$10.13

TOTAL RETURN	4.20	%(b)	(0.76	)%(b)	8.22%		9.64%		1.87%	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$294,173		$261,330		$239,160		$121,753		$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.58	%(c)	0.58%		0.62%		0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.58	%(c)	0.58%		0.59%		0.57%	0.59%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	2.61	%(c)	2.56	%(c)	3.06%		3.86%		4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	179	%(b)(g)	161	%(b)(f)(g)	216	% (f)(g)	173	%(g)	113%	189%	183%

48	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.87		$10.36		$9.83		$10.09	$10.11	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.14		0.33		0.41		0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	0.30		(0.22)		0.52		0.53		(0.27)	(0.03)	0.11

Total gain (loss) from investment operations	0.44		(0.08)		0.85		0.94		0.21	0.46	0.34

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.34)		(0.41)		(0.47)	(0.48)	(0.23)
Net realized gains	—		(0.12)		—		—		—	—	—

Total distributions	(0.14)		(0.26)		(0.34)		(0.41)		(0.47)	(0.48)	(0.23)

Net asset value, end of period	$10.83		$10.53		$10.87		$10.36		$9.83	$10.09	$10.11

TOTAL RETURN	4.24	%(b)	(0.74	)%(b)	8.31%		9.75%		2.08%	4.68%	3.42	% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$63,864		$56,163		$58,330		$35,143		$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.52	%(c)	0.50%		0.68%		0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.52	%(c)	0.50%		0.50%		0.39%	0.42%	0.60	%(c)
Ratio of net investment income (loss) to average net assets	2.68	%(c)	2.61	%(c)	3.16%		4.04%		4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	179	%(b)(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%	183%

	Premier Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.37		$10.71		$10.20		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.14		0.31		0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.30		(0.22)		0.53		—

Total gain (loss) from investment operations	0.44		(0.08)		0.84		0.00	(e)

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.33)		—
Net realized gains	—		(0.12)		—		—

Total distributions	(0.14)		(0.26)		(0.33)		—

Net asset value, end of period	$10.67		$10.37		$10.71		$10.20

TOTAL RETURN	4.30	%(b)	(0.75	)%(b)	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$41,433		$35,712		$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.48	%(c)	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.48	%(c)	0.48%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.70	%(c)	2.65	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	179	%(b)(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2011, March 31, 2011, September 30, 2010 and September 30, 2009 were 53%, 49%, 67% and 113%, respectively.

*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	49

Financial highlights

Bond Plus Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.16		$10.36		$9.78		$9.38		$10.00	$10.10		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.19		0.20		0.47		0.47		0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	0.15		(0.20)		0.58		0.40		(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	0.34		0.00	(e)	1.05		0.87		(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.19)		(0.20)		(0.47)		(0.47)		(0.51)	(0.51)		(0.26)
Net realized gains	—		—		—		—		—	(0.00	)(e)	—

Total distributions	(0.19)		(0.20)		(0.47)		(0.47)		(0.51)	(0.51)		(0.26)

Net asset value, end of period	$10.31		$10.16		$10.36		$9.78		$9.38	$10.00		$10.10

TOTAL RETURN	3.39	%(b)	(0.03	)%(b)	10.98%		9.67%		(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$571,184		$496,173		$238,020		$206,893		$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36	%(c)	0.37	%(c)	0.37%		0.40%		0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35	%(c)	0.35%		0.35%		0.35%	0.35%		0.35	%(c)
Ratio of net investment income (loss) to average net assets	3.72	%(c)	3.90	%(c)	4.68%		5.07%		5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	104	%(b)(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%		92	%(b)

	Retirement Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.17		$10.37		$9.79		$9.39		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.18		0.18		0.43		0.45		0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	0.15		(0.20)		0.59		0.40		(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	0.33		(0.02)		1.02		0.85		(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.18)		(0.18)		(0.44)		(0.45)		(0.49)	(0.50)		(0.23)
Net realized gains	—		—		—		—		—	(0.00	)(e)	—

Total distributions	(0.18)		(0.18)		(0.44)		(0.45)		(0.49)	(0.50)		(0.23)

Net asset value, end of period	$10.32		$10.17		$10.37		$9.79		$9.39	$10.02		$10.12

TOTAL RETURN	3.26	%(b)	(0.16	)%(b)	10.70%		9.39%		(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$83,232		$72,668		$92,179		$58,533		$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.62	%(c)	0.62%		0.65%		0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60	%(c)	0.60%		0.60%		0.61%	0.55%		0.55	%(c)
Ratio of net investment income (loss) to average net assets	3.47	%(c)	3.58	%(c)	4.34%		4.80%		4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	104	%(b)(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%		92	%(b)

50	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Plus Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.18		$10.38		$9.80		$9.40		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.18		0.18		0.45		0.46		0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	0.15		(0.20)		0.58		0.40		(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	0.33		(0.02)		1.03		0.86		(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.18)		(0.18)		(0.45)		(0.46)		(0.51)	(0.50)		(0.23)
Net realized gains	—		—		—		—		—	(0.00	)(e)	—

Total distributions	(0.18)		(0.18)		(0.45)		(0.46)		(0.51)	(0.50)		(0.23)

Net asset value, end of period	$10.33		$10.18		$10.38		$9.80		$9.40	$10.02		$10.12

TOTAL RETURN	3.27	%(b)	(0.14	)%(b)	10.78%		9.50%		(1.26)%	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$266,854		$265,818		$277,069		$247,928		$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.59	%(c)	0.54%		0.74%		0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56	%(c)	0.58	%(c)	0.52%		0.49%		0.44%	0.41%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	3.51	%(c)	3.62	%(c)	4.50%		4.93%		5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	104	%(b)(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%		92	%(b)

	Premier Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.16		$10.36		$9.78		$9.78

Gain from investment operations:
Net investment income (loss) (a)	0.19		0.19		0.40		0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.14		(0.20)		0.63		—

Total gain (loss) from investment operations	0.33		(0.01)		1.03		0.00	(e)

Less distributions from:
Net investment income	(0.19)		(0.19)		(0.45)		—
Net realized gains	—		—		—		—

Total distributions	(0.19)		(0.19)		(0.45)		—

Net asset value, end of period	$10.30		$10.16		$10.36		$9.78

TOTAL RETURN	3.21	%(b)	(0.11	)%(b)	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,546		$11,028		$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51	%(c)	0.52	%(c)	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	3.56	%(c)	3.69	%(c)	3.89%		0.00	%(c)
Portfolio turnover rate	104	%(b)(g)	99	%(b)(g)	158	%(g)	143	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2011, March 31, 2011, September 30, 2010 and September 30, 2009 were 66%, 63%, 90% and 108%, respectively.

*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	51

Financial highlights

Short-Term Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07		9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.30		$10.43		$10.11	$9.78	$10.04	$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.11		0.28	0.36	0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	0.08		(0.13)		0.32	0.33	(0.26)	(0.00	)(e)	0.04

Total gain (loss) from investment operations	0.19		(0.02)		0.60	0.69	0.19	0.48		0.28

Less distributions from:
Net investment income	(0.11)		(0.11)		(0.28)	(0.36)	(0.45)	(0.48)		(0.24)
Net realized gains	—		—		—	—	—	(0.00	)(e)	—

Total distributions	(0.11)		(0.11)		(0.28)	(0.36)	(0.45)	(0.48)		(0.24)

Net asset value, end of period	$10.38		$10.30		$10.43	$10.11	$9.78	$10.04		$10.04

TOTAL RETURN	1.82	%(b)	(0.20	)%(b)	6.05%	7.23%	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$344,318		$255,835		$176,043	$101,583	$135,936	$163,035		$56,867
Ratio of expenses to average net assets before
expense waiver and reimbursement	0.31	%(c)	0.32	%(c)	0.33%	0.38%	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.30	%(c)	0.30	%(c)	0.30%	0.29%	0.31%	0.30%		0.30	%(c)
Ratio of net investment income (loss) to average net assets	2.05	%(c)	2.11	%(c)	2.74%	3.66%	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	59	%(b)	93	%(b)	95%	173%	102%	82%		83	%(b)

	Retirement Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07		9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31		$10.44		$10.12	$9.78	$10.05	$10.06		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.10		0.25	0.34	0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	0.08		(0.13)		0.33	0.34	(0.26)	(0.00	)(e)	0.03

Total gain (loss) from investment operations	0.17		(0.03)		0.58	0.68	0.16	0.46		0.27

Less distributions from:
Net investment income	(0.09)		(0.10)		(0.26)	(0.34)	(0.43)	(0.47)		(0.21)
Net realized gains	—		—		—	—	—	(0.00	)(e)	—

Total distributions	(0.09)		(0.10)		(0.26)	(0.34)	(0.43)	(0.47)		(0.21)

Net asset value, end of period	$10.39		$10.31		$10.44	$10.12	$9.78	$10.05		$10.06

TOTAL RETURN	1.69	%(b)	(0.32	)%(b)	5.79%	7.07%	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$150,053		$134,128		$121,535	$56,366	$19,752	$12,785		$2,473
Ratio of expenses to average net assets before
expense waiver and reimbursement	0.55	%(c)	0.57	%(c)	0.58%	0.64%	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.55	%(c)	0.55	%(c)	0.55%	0.54%	0.56%	0.50%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	1.80	%(c)	1.86	%(c)	2.42%	3.40%	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	59	%(b)	93	%(b)	95%	173%	102%	82%		83	%(b)

52	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Short-Term Bond Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07		9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31		$10.44		$10.12	$9.78	$10.05	$10.05		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.10		0.26	0.35	0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	0.08		(0.13)		0.33	0.34	(0.27)	0.01		0.03

Total gain (loss) from investment operations	0.18		(0.03)		0.59	0.69	0.17	0.48		0.27

Less distributions from:
Net investment income	(0.10)		(0.10)		(0.27)	(0.35)	(0.44)	(0.48)		(0.22)
Net realized gains	—		—		—	—	—	(0.00	)(e)	—

Total distributions	(0.10)		(0.10)		(0.27)	(0.35)	(0.44)	(0.48)		(0.22)

Net asset value, end of period	$10.39		$10.31		$10.44	$10.12	$9.78	$10.05		$10.05

TOTAL RETURN	1.73	%(b)	(0.30	)%(b)	5.87%	7.19%	1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$158,579		$155,623		$149,768	$111,912	$104,084	$101,059		$3,331
Ratio of expenses to average net assets before
expense waiver and reimbursement	0.49	%(c)	0.52	%(c)	0.50%	0.71%	0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.48	%(c)	0.50	%(c)	0.47%	0.43%	0.38%	0.34%		0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.87	%(c)	1.91	%(c)	2.58%	3.53%	4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	59	%(b)	93	%(b)	95%	173%	102%	82%		83	%(b)

	Premier Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31		$10.43		$10.11	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.10		0.25	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.07		(0.12)		0.34	—

Total gain (loss) from investment operations	0.17		(0.02)		0.59	0.00	(e)

Less distributions from:
Net investment income	(0.10)		(0.10)		(0.27)	—
Net realized gains	—		—		—	—

Total distributions	(0.10)		(0.10)		(0.27)	—

Net asset value, end of period	$10.38		$10.31		$10.43	$10.11

TOTAL RETURN	1.65	%(b)	(0.18	)%(b)	5.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$23,859		$19,881		$19,884	$250
Ratio of expenses to average net assets before
expense waiver and reimbursement	0.45	%(c)	0.47	%(c)	0.48%	220.86	%(c)
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.45	%(c)	0.45	%(c)	0.45%	0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.90	%(c)	1.95	%(c)	2.39%	0.00	%(c)
Portfolio turnover rate	59	%(b)	93	%(b)	95%	173%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	53

Financial highlights

High-Yield Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99		$9.74		$9.04	$8.41	$9.94	$9.92	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.34		0.35		0.72	0.78	0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	(0.76)		0.25		0.70	0.63	(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	(0.42)		0.60		1.42	1.41	(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.34)		(0.35)		(0.72)	(0.78)	(0.76)	(0.72)	(0.35)
Net realized gains	—		—		—	—	(0.01)	—	—

Total distributions	(0.34)		(0.35)		(0.72)	(0.78)	(0.77)	(0.72)	(0.35)

Net asset value, end of period	$9.23		$9.99		$9.74	$9.04	$8.41	$9.94	$9.92

TOTAL RETURN	(4.31	) %(b)	6.22	%(b)	16.41%	18.83%	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$575,250		$527,004		$398,933	$245,983	$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.40	%(c)	0.41%	0.45%	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	6.97	%(c)	7.04	%(c)	7.76%	10.07%	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	37	%(b)	43	%(b)	109%	79%	59%	43%	26	%(b)

	Retirement Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99		$9.74		$9.04	$8.41	$9.95	$9.92	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.33		0.34		0.70	0.76	0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	(0.76)		0.25		0.70	0.63	(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	(0.43)		0.59		1.40	1.39	(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.33)		(0.34)		(0.70)	(0.76)	(0.74)	(0.71)	(0.32)
Net realized gains	—		—		—	—	(0.01)	—	—

Total distributions	(0.33)		(0.34)		(0.70)	(0.76)	(0.75)	(0.71)	(0.32)

Net asset value, end of period	$9.23		$9.99		$9.74	$9.04	$8.41	$9.95	$9.92

TOTAL RETURN	(4.43	)%(b)	6.09	%(b)	16.12%	18.54%	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$161,243		$176,489		$166,383	$125,322	$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.65	%(c)	0.66%	0.71%	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.65	%(c)	0.65%	0.65%	0.65%	0.60%	0.60	%(c)
Ratio of net investment income (loss) to average net assets	6.70	%(c)	6.78	%(c)	7.49%	9.38%	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	37	%(b)	43	%(b)	109%	79%	59%	43%	26	%(b)

54	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

High-Yield Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.03		$9.78		$9.08	$8.44		$9.98	$9.94	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.34		0.34		0.71	0.77		0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	(0.76)		0.25		0.70	0.64		(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	(0.42)		0.59		1.41	1.41		(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.34)		(0.34)		(0.71)	(0.77)		(0.75)	(0.71)	(0.32)
Net realized gains	—		—		—	—		(0.01)	—	—

Total distributions	(0.34)		(0.34)		(0.71)	(0.77)		(0.76)	(0.71)	(0.32)

Net asset value, end of period	$9.27		$10.03		$9.78	$9.08		$8.44	$9.98	$9.94

TOTAL RETURN	(4.37	)%(b)	6.11	%(b)	16.18%	18.78%		(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$162,917		$169,337		$156,374	$126,323		$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.59	%(c)	0.58%	0.79%		0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.59	%(c)	0.57%	0.54%		0.48%	0.47%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	6.78	%(c)	6.85	%(c)	7.60%	9.86%		7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	37	%(b)	43	%(b)	109%	79%		59%	43%	26	%(b)

	Premier Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99		$9.74		$9.04	$9.04

Gain from investment operations:
Net investment income (loss) (a)	0.34		0.34		0.71	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(0.76)		0.25		0.70	—

Total gain (loss) from investment operations	(0.42)		0.59		1.41	0.00	(e)

Less distributions from:
Net investment income	(0.34)		(0.34)		(0.71)	—
Net realized gains	—		—		—	—

Total distributions	(0.34)		(0.34)		(0.71)	—

Net asset value, end of period	$9.23		$9.99		$9.74	$9.04

TOTAL RETURN	(4.39	)%(b)	6.14	%(b)	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,363		$30,472		$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.55	%(c)	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.55	%(c)	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	6.79	%(c)	6.87	%(c)	7.52%	0.00	%(c)
Portfolio turnover rate	37	%(b)	43	%(b)	109%	79%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	55

Financial highlights

Tax-Exempt Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10	9/30/09		9/30/08		9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.06		$10.80		$10.51	$9.69		$10.13		$10.19	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.18		0.19		0.38	0.38		0.36		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.61		(0.63)		0.31	0.82		(0.44)		(0.06)	0.19

Total gain (loss) from investment operations	0.79		(0.44)		0.69	1.20		(0.08)		0.32	0.38

Less distributions from:
Net investment income	(0.18)		(0.19)		(0.38)	(0.38)		(0.36)		(0.38)	(0.19)
Net realized gains	—		(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	(0.18)		(0.30)		(0.40)	(0.38)		(0.36)		(0.38)	(0.19)

Net asset value, end of period	$10.67		$10.06		$10.80	$10.51		$9.69		$10.13	$10.19

TOTAL RETURN	7.88	%(b)	(4.07	)%(b)	6.75%	12.70%		(0.87)%		3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,667		$10,003		$14,845	$23,263		$66,144		$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.40	%(c)	0.38%	0.42%		0.41%		0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35	%(c)	0.35%	0.35%		0.36%		0.35%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	3.40	%(c)	3.70	%(c)	3.66%	3.83%		3.51%		3.76%	3.79	%(c)
Portfolio turnover rate	29	%(b)	11	%(b)	29%	28%		50%		48%	73	%(b)

	Retail Class

	9/30/11		3/31/11	†	9/30/10	9/30/09		9/30/08		9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.07		$10.81		$10.52	$9.70		$10.14		$10.20	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.18		0.37	0.36		0.35		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.62		(0.63)		0.31	0.83		(0.44)		(0.06)	0.18

Total gain (loss) from investment operations	0.79		(0.45)		0.68	1.19		(0.09)		0.32	0.37

Less distributions from:
Net investment income	(0.17)		(0.18)		(0.37)	(0.37)		(0.35)		(0.38)	(0.17)
Net realized gains	—		(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	(0.17)		(0.29)		(0.39)	(0.37)		(0.35)		(0.38)	(0.17)

Net asset value, end of period	$10.69		$10.07		$10.81	$10.52		$9.70		$10.14	$10.20

TOTAL RETURN	7.90	%(b)	(4.14	)%(b)	6.61%	12.55%		(0.90)%		3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$307,422		$281,980		$318,965	$236,065		$179,559		$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.55	%(c)	0.52%	0.70%		0.65%		0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.51	%(c)	0.49%	0.47%		0.39%		0.39%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	3.25	%(c)	3.56	%(c)	3.52%	3.67%		3.49%		3.76%	3.77	%(c)
Portfolio turnover rate	29	%(b)	11	%(b)	29%	28%		50%		48%	73	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

56	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Inflation-Linked Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.16		$11.21		$10.53	$10.07		$10.12	$10.08	$10.69

Gain from investment operations:
Net investment income (loss) (a)	0.32		0.17		0.27	(0.02)		0.71	0.41	0.56
Net realized and unrealized gain (loss) on total investments	0.61		(0.05)		0.67	0.48		(0.07)	0.03	(0.39)

Total gain (loss) from investment operations	0.93		0.12		0.94	0.46		0.64	0.44	0.17

Less distributions from:
Net investment income	(0.32)		(0.17)		(0.26)	(0. 00	)(e)	(0.69)	(0.40)	(0.57)
Net realized gains	—		—		—	—		—	—	(0.21)

Total distributions	(0.32)		(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)	(0.78)

Net asset value, end of period	$11.77		$11.16		$11.21	$10.53		$10.07	$10.12	$10.08

TOTAL RETURN	8.38	%(b)	1.05	%(b)	9.04%	4.57%		6.20%	4.51%	1.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$874,613		$771,048		$737,043	$524,468		$440,993	$438,862	$363,157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.29	%(c)	0.32%	0.39%		0.34%	0.36%	0.28%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.29	%(c)	0.32%	0.35%		0.34%	0.35%	0.28%
Ratio of net investment income (loss) to average net assets	5.49	%(c)	3.01	%(c)	2.47%	(0.18)%		6.67%	4.07%	5.46%
Portfolio turnover rate	7	%(b)	7	%(b)	12%	17%		16%	26%	83%

	Retirement Class

	9/30/11		3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.25		$11.31		$10.62	$10.18		$10.23	$10.19	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.15		0.24	(0.02)		0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	0.62		(0.06)		0.68	0.46		(0.20)	(0.02)	0.09

Total gain (loss) from investment operations	0.92		0.09		0.92	0.44		0.62	0.43	0.40

Less distributions from:
Net investment income	(0.30)		(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)	(0.21)
Net realized gains	—		—		—	—		—	—	—

Total distributions	(0.30)		(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)	(0.21)

Net asset value, end of period	$11.87		$11.25		$11.31	$10.62		$10.18	$10.23	$10.19

TOTAL RETURN	8.27	%(b)	0.83	%(b)	8.80%	4.33%		5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$224,000		$176,090		$175,037	$112,192		$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.54	%(c)	0.57%	0.64%		0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.54	%(c)	0.57%	0.60%		0.59%	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	5.11	%(c)	2.77	%(c)	2.20%	(0.20)%		7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	7	%(b)	7	%(b)	12%	17%		16%	26%	83	%(b)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	57

Financial highlights	concluded

Inflation-Linked Bond Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.95		$11.00		$10.34	$9.90		$9.96	$9.93	$10.54

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.16		0.24	(0.06)		0.77	0.38	0.54
Net realized and unrealized gain (loss) on total investments	0.60		(0.05)		0.66	0.50		(0.15)	0.04	(0.39)

Total gain (loss) from investment operations	0.90		0.11		0.90	0.44		0.62	0.42	0.15

Less distributions from:
Net investment income	(0.31)		(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)	(0.55)
Net realized gains	—		—		—	—		—	—	(0.21)

Total distributions	(0.31)		(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)	(0.76)

Net asset value, end of period	$11.54		$10.95		$11.00	$10.34		$9.90	$9.96	$9.93

TOTAL RETURN	8.27	%(b)	0.98	%(b)	8.84%	4.45%		6.11%	4.35%	1.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$172,863		$146,917		$147,427	$127,272		$131,575	$56,824	$59,388
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.47	%(c)	0.49%	0.66%		0.58%	0.63%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.47	%(c)	0.49%	0.49%		0.44%	0.48%	0.43%
Ratio of net investment income (loss) to average net assets	5.27	%(c)	2.80	%(c)	2.30%	(0.59)%		7.28%	3.85%	5.32%
Portfolio turnover rate	7	%(b)	7	%(b)	12%	17%		16%	26%	83%

	Premier Class

	9/30/11		3/31/11	†	9/30/10	9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.15		$11.21		$10.53	$10.53

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.16		0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.62		(0.06)		0.80	—

Total gain (loss) from investment operations	0.92		0.10		0.93	0.00	(e)

Less distributions from:
Net investment income	(0.31)		(0.16)		(0.25)	—
Net realized gains	—		—		—	—

Total distributions	(0.31)		(0.16)		(0.25)	—

Net asset value, end of period	$11.76		$11.15		$11.21	$10.53

TOTAL RETURN	8.31	%(b)	0.89	%(b)	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$22,013		$15,832		$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.44	%(c)	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.43	%(c)	0.44	%(c)	0.47%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	5.17	%(c)	2.88	%(c)	1.19%	0.00	%(c)
Portfolio turnover rate	7	%(b)	7	%(b)	12%	17%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Retirement Class commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

58	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Bond Index Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.25		$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.13		0.31		0.01
Net realized and unrealized gain (loss) on total investments	0.49		(0.24)		0.46		0.04

Total gain (loss) from investment operations	0.63		(0.11)		0.77		0.05

Less distributions from:
Net investment income	(0.14)		(0.13)		(0.31)		(0.01)
Net realized gains	—		(0.01)		(0. 00	)(e)	—

Total distributions	(0.14)		(0.14)		(0.31)		(0.01)

Net asset value, end of period	$10.74		$10.25		$10.50		$10.04

TOTAL RETURN	6.17	%(b)	(1.11	)%(b)	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,591,522		$1,382,598		$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14	%(c)	0.17	%(c)	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13	%(c)	0.13%		0.12	%(c)
Ratio of net investment income (loss) to average net assets	2.64	%(c)	2.44	%(c)	3.08%		1.65	%(c)
Portfolio turnover rate	11	%(b)	87	%(b)(f)	0.66	%(f)	279	%(b)

	Retirement Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.26		$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.11		0.29		0.01
Net realized and unrealized gain (loss) on total investments	0.49		(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.62		(0.12)		0.75		0.05

Less distributions from:
Net investment income	(0.13)		(0.11)		(0.29)		(0.01)
Net realized gains	—		(0.01)		(0.00	)(e)	—

Total distributions	(0.13)		(0.12)		(0.29)		(0.01)

Net asset value, end of period	$10.75		$10.26		$10.50		$10.04

TOTAL RETURN	6.04	%(b)	(1.14	)%(b)	7.61%		0.47	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,342		$3,157		$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.43	%(c)	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.38	%(c)	0.38%		0.36	%(c)
Ratio of net investment income (loss) to average net assets	2.37	%(c)	2.19	%(c)	2.82%		1.41	%(c)
Portfolio turnover rate	11	%(b)	87	%(b)(f)	0.66	%(f)	279	%(b)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	59

Financial highlights	concluded

Bond Index Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.26		$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.11		0.28		0.01
Net realized and unrealized gain (loss) on total investments	0.49		(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.61		(0.12)		0.74		0.05

Less distributions from:
Net investment income	(0.12)		(0.11)		(0.28)		(0.01)
Net realized gains	—		(0.01)		(0.00	)(e)	—

Total distributions	(0.12)		(0.12)		(0.28)		(0.01)

Net asset value, end of period	$10.75		$10.26		$10.50		$10.04

TOTAL RETURN	5.99	%(b)	(1.19	)%(b)	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$8,872		$6,242		$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.54	%(c)	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.48	%(c)	0.48%		0.45	%(c)
Ratio of net investment income (loss) to average net assets	2.30	%(c)	2.10	%(c)	2.74%		1.32	%(c)
Portfolio turnover rate	11	%(b)	87	%(b)(f)	0.66	%(f)	279	%(b)

	Premier Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.25		$10.49		$10.04		$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.12		0.30		—
Net realized and unrealized gain (loss) on total investments	0.49		(0.23)		0.45		—

Total gain (loss) from investment operations	0.62		(0.11)		0.75		—

Less distributions from:
Net investment income	(0.13)		(0.12)		(0.30)		—
Net realized gains	—		(0.01)		(0.00	)(e)	—

Total distributions	(0.13)		(0.13)		(0.30)		—

Net asset value, end of period	$10.74		$10.25		$10.49		$10.04

TOTAL RETURN	6.09	%(b)	(1.09	)%(b)	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,872		$2,784		$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.30	%(c)	0.33	%(c)	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.28	%(c)	0.28%		0.28	%(c)
Ratio of net investment income (loss) to average net assets	2.48	%(c)	2.31	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	11	%(b)	87	%(b)(f)	0.66	%(f)	279	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on September 14, 2009.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

60	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Money Market Fund ▪ For the period or year ended

	Institutional Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss)(a)	0.00	(e)	0.00	(e)	0.00	(e)	0.01	0.03	0.05	0.05
Net realized and unrealized gain on total investments	—		—		—		—	—	—	—

Total gain (loss) from investment operations	0.00	(e)	0.00	(e)	0.00	(e)	0.01	0.03	0.05	0.05

Less distributions from:
Net investment income	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.05)
Net realized gains	—		—		—		—	—	—	—

Total distributions	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02	%(b)	0.04	%(b)	0.13%		1.03%	3.51%	5.37%	4.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$462,354		$427,230		$433,888		$336,137	$293,537	$235,421	$272,119
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14	%(c)	0.15	%(c)	0.15%		0.22%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.14	%(c)	0.15	%(c)	0.15%		0.17%	0.14%	0.14%	0.13%
Ratio of net investment income (loss) to average net assets	0.04	%(c)	0.09	%(c)	0.13%		1.00%	3.39%	5.21%	4.65%

	Retirement Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss)(a)	0.00	(e)	—		0.00	(e)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—		—		—	—	—	—

Total gain (loss) from investment operations	0.00	(e)	—		0.00	(e)	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	(0.00	)(e)	—		(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—		—		—		—	—	—	—

Total distributions	(0.00	)(e)	—		(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00%		0.78%	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$71,349		$64,760		$79,434		$133,415	$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.40	%(c)	0.40%		0.47%	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.17	%(c)	0.23	%(c)	0.27%		0.41%	0.39%	0.35%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00	%(c)	0.00%		0.75%	3.26%	5.01%	5.07	%(c)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	61

Financial highlights	concluded

Money Market Fund ▪ For the period or year ended

	Retail Class

	9/30/11		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	—		0.00	(e)	0.01		0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—		—		—		—	—	—

Total gain (loss) from investment operations	0.00	(e)	—		0.00	(e)	0.01		0.03	0.05	0.03

Less distributions from:
Net investment income	(0.00	)(e)	—		(0.00	)(e)	(0.01)		(0.03)	(0.05)	(0.03)
Net realized gains	—		—		—		—		—	—	—

Total distributions	(0.00	)(e)	—		(0.00	)(e)	(0.01)		(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00%		0.91%		3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$524,261		$582,093		$650,426		$887,149		$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36	%(c)	0.39	%(c)	0.33%		0.54%		0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.18	%(c)	0.23	%(c)	0.27%		0.28%		0.22%	0.25%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00	%(c)	0.00%		0.95%		3.34%	5.11%	5.16	%(c)

	Premier Class

	9/30/11		3/31/11	†	9/30/10		9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	—		0.00	(e)	—
Net realized and unrealized gain on total investments	—		—		—		—

Total gain (loss) from investment operations	0.00	(e)	—		0.00	(e)	—

Less distributions from:
Net investment income	(0.00	)(e)	—		(0.00	)(e)	—
Net realized gains	—		—		—		—

Total distributions	(0.00	)(e)	—		(0.00	)(e)	—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.01%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$18,481		$15,678		$12,431		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.30	%(c)	0.29%		220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.17	%(c)	0.23	%(c)	0.27%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00	%(c)	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

62	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	63

Notes to financial statements (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2011, there were no significant transfers between levels by the Funds.

As of September 30, 2011, 100% of the value of investments in the Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2011:

64	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Bond
Corporate bonds	$—	$721,494,992	$—	$721,494,992
Government bonds	—	1,187,502,212	—	1,187,502,212
Structured assets	—	138,934,775	—	138,934,775
Preferred stocks	599,484	—	—	599,484
Short-term investments	—	495,613,035	—	495,613,035
Swaps*	—	(42,194)	—	(42,194)

Total	$599,484	$2,543,502,820	$—	$2,544,102,304

Bond Plus
Bank loan obilgations	$—	$32,201,712	$—	$32,201,712
Corporate bonds	—	374,983,439	—	374,983,439
Government bonds	—	412,716,099	—	412,716,099
Structured assets	—	101,249,192	—	101,249,192
Preferred stocks	1,257,704	—	—	1,257,704
Short-term investments	—	93,139,288	—	93,139,288
Swaps*	—	(21,097)	—	(21,097)

Total	$1,257,704	$1,014,268,633	$—	$1,015,526,337

Short-Term Bond
Bank loan obilgations	$—	$9,052,274	$—	$9,052,274
Corporate bonds	—	231,844,481	—	231,844,481
Government bonds	—	345,456,054	—	345,456,054
Structured assets	—	65,780,193	—	65,780,193
Preferred stocks	137,574	—	—	137,574
Swaps*	—	(21,097)	—	(21,097)

Total	$137,574	$652,111,905	$—	$652,249,479

High-Yield
Bank loan obilgations	$—	$26,065,442	$—	$26,065,442
Corporate bonds	—	856,220,367	—	856,220,367
Government bonds	—	2,920,000	—	2,920,000
Structured assets	—	3,141,704	—	3,141,704
Preferred stocks	2,154,163	—	—	2,154,163

Total	$2,154,163	$888,347,513	$—	$890,501,676

*	Derivative instruments are not reflected in the portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts primarily as a hedging technique or for cash management as well as for risk management and to increase total returns. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended September 30, 2011, the Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At September 30, 2011, the Funds did not hold any futures contracts.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	65

Notes to financial statements (unaudited)

occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any amortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies. During the period ended September 30, 2011, the Bond Fund, the Bond Plus Fund, and the Short-Term Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At September 30, 2011, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity date	Fixed payments received by fund per annum	Implied credit spread at 9/30/2011	(1)	Notional amount	(2)	Upfront Premium Paid/(Received)	Unrealized appreciation/ (depreciation)

Bond	Republic of Peru	JP Morgan	6/20/16	1.00%	1.95%		$1,000,000		$(35,514)	$(6,680)
Bond Plus	Republic of Peru	JP Morgan	6/20/16	1.00	1.95		500,000		(17,757)	(3,340)
Short-Term Bond	Republic of Peru	JP Morgan	6/20/16	1.00	1.95		500,000		(17,757)	(3,340)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Bond Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Bond Index Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Bond Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Bond Index Fund, respectively.

For the Money Market Fund, TPIS is not seeking reimbursement on a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. In addition, TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class, and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of September 30, 2011, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

66	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

	Investment management fee range	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Bond*	0.27%–0.30%	0.25%	0.25%	0.15%	0.35%	0.60%	0.70%	0.50%
Bond Plus*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Money Market	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.

‡

Maximum expense amounts reflect all expenses, excluding acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2011	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Withholding expense	Shares at September 30, 2011		Value at September 30, 2011

Bond Plus Fund
TIAA-CREF High-Yield Fund (Institutional Class)	$5,403,239	$61,730	$5,493,914	$112,801	$49,021	$—	$	—*	$—

*	Not an affiliated investment as of September 30, 2011.

Certain TIAA-CREF Funds and affiliates make investments in the Funds. The following is the percentage of the Funds’ shares owned by affiliates as of September 30, 2011:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total

Bond	52%	—	1%	53%
Bond Plus	57	—	2	59
Short-Term Bond	17	—	2	19
High-Yield	23	—	—	23
Inflation-Linked Bond	9	1%	—	10
Bond Index	—	13	—	13

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Semiannual Report	67

Notes to financial statements (unaudited)	concluded

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At September 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation/ (depreciation)

Bond	$2,494,547,732	$83,721,630	$(34,124,864)	$49,596,766
Bond Plus	1,008,770,655	34,424,469	(27,647,690)	6,776,779
Short-Term Bond	650,966,554	9,956,529	(8,652,507)	1,304,022
High-Yield	926,515,912	15,152,391	(51,166,627)	(36,014,236)
Tax-Exempt Bond	298,475,898	14,463,011	(277,611)	14,185,400
Inflation-Linked Bond	1,154,956,154	124,365,078	(24,255)	124,340,823
Bond Index	1,561,937,050	55,954,762	(5,201,305)	50,753,457

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended September 30, 2011 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Bond	$424,346,161	$3,236,648,387	$296,579,123	$3,325,567,728
Bond Plus	294,418,656	763,778,945	202,890,166	737,567,732
Short-Term Bond	114,321,650	375,211,790	49,616,135	307,040,881
High-Yield	430,999,966	—	336,510,122	—
Tax-Exempt Bond	95,116,051	—	85,749,622	—
Inflation-Linked Bond	—	183,630,180	—	88,723,811
Bond Index	85,143,968	283,967,809	37,132,434	124,541,937

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended March 31, 2011 was as follows:

	March 31, 2011

Fund	Ordinary income	Long-term capital gains	Total

Bond	$46,648,422	$4,610,787	$51,259,209
Bond Plus	13,437,585	—	13,437,585
Short-Term Bond	5,118,402	—	5,118,402
High-Yield	28,370,734	—	28,370,734
Tax-Exempt Bond*	5,901,552	3,050,242	8,951,794
Inflation-Linked Bond	15,767,697	—	15,767,697
Bond Index	14,762,388	186,745	14,949,133
Money Market	182,872	—	182,872

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2011, of $5,514,672.

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended September 30, 2011, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

68	2011 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.7%

ASSET MANAGEMENT & CUSTODY BANKS - 0.2%
25,000		iShares Cohen & Steers Realty Majors Index Fund	$1,534,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	1,534,000

DIVERSIFIED CAPITAL MARKETS - 0.8%
650,000	*	HFF, Inc (Class A)	5,681,000

		TOTAL DIVERSIFIED CAPITAL MARKETS	5,681,000

DIVERSIFIED REITS - 4.5%
430,000		Vornado Realty Trust	32,086,600

		TOTAL DIVERSIFIED REITS	32,086,600

GOLD - 2.3%
60,000		Agnico-Eagle Mines Ltd	3,571,200
65,000		Goldcorp, Inc	2,966,600
125,000		Market Vectors Junior Gold Miners ETF	3,518,750
100,000		Newmont Mining Corp	6,290,000

		TOTAL GOLD	16,346,550

HOMEBUILDING - 0.9%
300,000		KB Home	1,758,000
900,000		PDG Realty S.A.	2,934,184
500,000	*	Pulte Homes, Inc	1,975,000

		TOTAL HOMEBUILDING	6,667,184

HOTELS, RESORTS & CRUISE LINES - 0.3%
50,000		Starwood Hotels & Resorts Worldwide, Inc	1,941,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,941,000

INDUSTRIAL REITS - 3.2%
567,840		AMB Property Corp	13,770,120
195,000		EastGroup Properties, Inc	7,437,300
180,000	*	First Industrial Realty Trust, Inc	1,440,000

		TOTAL INDUSTRIAL REITS	22,647,420

MORTGAGE REITS - 0.6%
250,000		Starwood Property Trust, Inc	4,290,000

		TOTAL MORTGAGE REITS	4,290,000

OFFICE REITS - 13.6%
130,000		Alexandria Real Estate Equities, Inc	7,980,700
515,000		BioMed Realty Trust, Inc	8,533,550
425,000		Boston Properties, Inc	37,867,500
220,000		Digital Realty Trust, Inc	12,135,200

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

180,000		Mack-Cali Realty Corp	$4,815,000
350,000		Mission West Properties, Inc	2,656,500
405,000		SL Green Realty Corp	23,550,750

		TOTAL OFFICE REITS	97,539,200

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

PRECIOUS METALS & MINERALS - 0.2%
80,000	*	Coeur d’Alene Mines Corp	1,715,200

		TOTAL PRECIOUS METALS & MINERALS	1,715,200

REAL ESTATE OPERATING COMPANIES - 1.2%
3,850,000	*,a	Thomas Properties Group, Inc	8,778,000

		TOTAL REAL ESTATE OPERATING COMPANIES	8,778,000

REAL ESTATE SERVICES - 0.5%
75,000		Vanguard REIT ETF	3,815,250

		TOTAL REAL ESTATE SERVICES	3,815,250

RESIDENTIAL REITS - 17.7%
350,000		American Campus Communities, Inc	13,023,500
200,000		Associated Estates Realty Corp	3,092,000
235,000		AvalonBay Communities, Inc	26,801,750
70,000		BRE Properties, Inc (Class A)	2,963,800
210,000		Camden Property Trust	11,604,600
720,000		Equity Residential	37,346,400
170,000		Essex Property Trust, Inc	20,406,800
210,000		Post Properties, Inc	7,295,400
200,000		UDR, Inc	4,428,000

		TOTAL RESIDENTIAL REITS	126,962,250

RETAIL REITS - 24.2%
1,650,000		DDR Corp	17,985,001
55,000		Federal Realty Investment Trust	4,532,550
1,250,000		General Growth Properties, Inc	15,125,000
400,000		Glimcher Realty Trust	2,832,000
580,000		Kimco Realty Corp	8,717,400
380,000		Macerich Co	16,199,400
50,000		Realty Income Corp	1,612,000
175,000		Regency Centers Corp	6,182,750
745,000		Simon Property Group, Inc	81,935,100
350,000		Tanger Factory Outlet Centers, Inc	9,103,500
65,000		Taubman Centers, Inc	3,270,150
800,000		Westfield Group	5,932,561

		TOTAL RETAIL REITS	173,427,412

SECURITY & ALARM SERVICES - 0.3%
108,186	*	Geo Group, Inc	2,007,932

		TOTAL SECURITY & ALARM SERVICES	2,007,932

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

SPECIALIZED REITS - 25.2%
150,000		Ashford Hospitality Trust, Inc	$1,053,000
280,000		CubeSmart	2,388,400
150,000		DiamondRock Hospitality Co	1,048,500
238,126		Entertainment Properties Trust	9,282,151
200,000		Extra Space Storage, Inc	3,726,000
250,000	*	FelCor Lodging Trust, Inc	582,500
820,000		HCP, Inc	28,749,200
400,000		Health Care REIT, Inc	18,720,000
150,000		Healthcare Realty Trust, Inc	2,527,500
1,250,000		Hersha Hospitality Trust	4,325,000
1,600,000		Host Marriott Corp	17,504,000
200,000		Plum Creek Timber Co, Inc	6,942,000
260,000		Public Storage, Inc	28,951,000
60,000		Rayonier, Inc	2,207,400
50,000		Sovran Self Storage, Inc	1,858,500
250,000	*	Sunstone Hotel Investors, Inc	1,422,500
640,000		Ventas, Inc	31,616,000
1,100,000		Weyerhaeuser Co	17,105,000

		TOTAL SPECIALIZED REITS	180,008,651

		TOTAL COMMON STOCKS	685,447,649
		(Cost $744,856,249)

		TOTAL INVESTMENTS - 95.7%	685,447,649
		(Cost $744,856,249)
		OTHER ASSETS & LIABILITIES, NET - 4.3%	30,455,323

		NET ASSETS - 100.0%	$715,902,972

		Abbreviation(s):
		ETF Exchange Traded Fund
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated Holding.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011 the value of these securities amounted to $0 or 0% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.4%

CORPORATE BONDS - 35.0%

AUTOMOBILES & COMPONENTS - 0.2%
$1,868,000	g	Delphi Corp	5.880%	05/15/19	$1,737,239
468,000		Ford Motor Co	7.450	07/16/31	528,316
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	762,107

		TOTAL AUTOMOBILES & COMPONENTS			3,027,662

BANKS - 5.9%
1,100,000	g	Banco Bradesco S.A.	4.130	05/16/16	1,094,500
2,850,000	g	Banco de Credito del Peru	4.750	03/16/16	2,750,250
1,055,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,077,366
1,500,000	g	Banco do Brasil S.A.	5.880	01/26/22	1,428,750
990,000	g,i	Banco Santander Chile	1.500	04/20/12	990,695
925,000	g	Banco Santander Chile	3.750	09/22/15	921,013
1,100,000	g	BanColombia S.A.	4.250	01/12/16	1,078,000
1,635,000	g	BanColombia S.A.	5.950	06/03/21	1,581,863
2,710,000		Bank of America Corp	4.880	01/15/13	2,700,558
4,250,000		Bank of America Corp	3.630	03/17/16	3,868,822
1,690,000		Bank of America Corp	5.300	03/15/17	1,526,339
1,125,000		Bank of America Corp	6.000	09/01/17	1,082,366
1,160,000		Bank of America Corp	5.750	12/01/17	1,087,918
1,700,000		Bank of America Corp	5.000	05/13/21	1,516,662
845,000		Bank of New York Mellon Corp	4.300	05/15/14	911,722
2,500,000		Bank of New York Mellon Corp	2.300	07/28/16	2,518,398
580,000		Bank of New York Mellon Corp	5.450	05/15/19	670,143
9,780,000	g	Bank of Nova Scotia	1.650	10/29/15	9,852,889
14,800,000	g	Bank of Nova Scotia	2.150	08/03/16	15,053,479
123,357		Bank One Corp	5.900	11/15/11	123,955
235,000	i	BB&T Capital Trust IV	6.820	06/12/57	233,825
845,000		BB&T Corp	3.850	07/27/27	864,170
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	1,813,500
890,000		Capital One Bank USA NA	8.800	07/15/19	1,048,522
730,000		Capital One Capital V	8.880	05/15/40	740,754
500,000		Capital One Financial Corp	3.150	07/15/16	494,994
123,357		Citigroup, Inc	6.000	02/21/12	125,280
1,000,000		Citigroup, Inc	6.000	12/13/13	1,050,369
1,615,000		Citigroup, Inc	5.000	09/15/14	1,583,926
800,000		Citigroup, Inc	3.950	06/15/16	798,097
730,000		Citigroup, Inc	6.130	05/15/18	783,001
3,065,000		Citigroup, Inc	5.380	08/09/20	3,175,392
1,125,000		Citigroup, Inc	6.880	03/05/38	1,221,441
565,000		Citigroup, Inc	8.130	07/15/39	677,261
10,335,000	g	Depfa ACS Bank	5.130	03/16/37	7,897,334
600,000		Deutsche Bank AG	3.880	08/18/14	612,358

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$935,000		Discover Bank	7.000%	04/15/20	$991,050
800,000		First Horizon National Corp	5.380	12/15/15	809,714
185,000		Golden West Financial Corp	4.750	10/01/12	190,541
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,876,768
1,320,000	g	HSBC Bank plc	4.130	08/12/20	1,307,104
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	198,903
675,000		HSBC Holdings plc	6.500	09/15/37	662,528
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,329,651
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,434,099
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	662,398
525,000		JPMorgan Chase & Co	4.650	06/01/14	555,783
895,000		JPMorgan Chase & Co	5.130	09/15/14	942,566
1,050,000		JPMorgan Chase & Co	3.400	06/24/15	1,066,571
1,975,000		JPMorgan Chase & Co	3.450	03/01/16	1,983,145
2,575,000		JPMorgan Chase & Co	3.150	07/05/16	2,558,278
2,255,000		JPMorgan Chase & Co	4.250	10/15/20	2,260,344
925,000		JPMorgan Chase & Co	5.500	10/15/40	977,811
470,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	454,771
1,850,000		Northern Trust Corp	4.630	05/01/14	1,994,444
1,255,000		PNC Funding Corp	5.130	02/08/20	1,389,123
4,000,000	g	Royal Bank of Canada	3.130	04/14/15	4,243,852
1,300,000	g	Shinhan Bank	4.130	10/04/16	1,266,756
1,000,000	g,i	Standard Chartered plc	6.410	12/30/49	844,685
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	577,507
1,000,000	g	Toronto-Dominion Bank	1.630	09/14/16	996,550
945,000		Union Bank of California NA	5.950	05/11/16	1,040,522
285,000		USB Capital XIII Trust	6.630	12/15/39	286,234
135,000		Wachovia Bank NA	5.300	10/15/11	135,126
971,000		Wachovia Bank NA	4.800	11/01/14	1,036,097
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,548,196
2,000,000		Wells Fargo & Co	3.680	06/15/16	2,081,252
3,230,000		Wells Fargo Bank NA	4.750	02/09/15	3,365,786
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,184,058
375,000		Zions Bancorporation	7.750	09/23/14	395,333

		TOTAL BANKS			119,603,458

CAPITAL GOODS - 1.1%
220,000		Black & Decker Corp	8.950	04/15/14	257,993
2,400,000		Caterpillar, Inc	1.380	05/27/14	2,416,017
1,560,000		Caterpillar, Inc	5.200	05/27/41	1,823,011
750,000		CRH America, Inc	4.130	01/15/16	755,141
3,000,000		Danaher Corp	1.300	06/23/14	3,034,710
415,000		General Electric Co	5.250	12/06/17	461,092
525,000		Goodrich Corp	6.130	03/01/19	632,123
375,000		Harsco Corp	5.130	09/15/13	401,472
468,000	g	Huntington Ingalls	6.880	03/15/18	435,240
500,000	g	Illinois Tool Works, Inc	3.380	09/15/21	512,363
1,000,000	g	Illinois Tool Works, Inc	4.880	09/15/41	1,113,390
2,025,000		ITT Corp	4.900	05/01/14	2,213,787
700,000		Lockheed Martin Corp	3.350	09/15/21	693,087
1,291,000	g	Myriad International Holding BV	6.380	07/28/17	1,339,413
3,000,000		Pentair, Inc	5.000	05/15/21	3,132,989

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,468,000	g,h	Sealed Air Corp	8.130%	09/15/19	$1,482,680
1,468,000	g,h	Sealed Air Corp	8.380	09/15/21	1,482,680
1,950,000	g	Sigma Alimentos S.A.	5.630	04/14/18	1,901,250
605,000		Tyco International Finance S.A.	6.000	11/15/13	662,364
345,000		Tyco International Finance S.A.	4.130	10/15/14	366,768
350,000		United Technologies Corp	5.400	05/01/35	409,550
155,000		United Technologies Corp	6.050	06/01/36	196,527
355,000		United Technologies Corp	5.700	04/15/40	432,888

		TOTAL CAPITAL GOODS			26,156,535

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	749,398
1,495,000		Republic Services, Inc	3.800	05/15/18	1,554,540
845,000		Republic Services, Inc	6.200	03/01/40	1,015,411
1,500,000		Waste Management, Inc	2.600	09/01/16	1,503,555
1,585,000		Waste Management, Inc	6.130	11/30/39	1,921,328

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,744,232

CONSUMER DURABLES & APPAREL - 0.3%
1,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,543,621
1,670,000		Phillips-Van Heusen Corp	7.380	05/15/20	1,740,975
810,000		Whirlpool Corp	8.000	05/01/12	841,142
450,000		Xerox Corp	8.250	05/15/14	512,319
500,000		Xerox Corp	4.250	02/15/15	528,889
300,000		Xerox Corp	4.500	05/15/21	300,034

		TOTAL CONSUMER DURABLES & APPAREL			5,466,980

CONSUMER SERVICES - 0.2%
1,900,000	g	Transnet Ltd	4.500	02/10/16	1,952,343
123,357		Walt Disney Co	6.380	03/01/12	126,174
990,000		Walt Disney Co	4.500	12/15/13	1,069,423

		TOTAL CONSUMER SERVICES			3,147,940

DIVERSIFIED FINANCIALS - 4.7%
1,495,000		Abbey National Treasury Services plc	4.000	04/27/16	1,380,094
385,000		American Express Co	7.000	03/19/18	455,465
1,370,000		American Express Co	8.130	05/20/19	1,729,093
530,000		Ameriprise Financial, Inc	5.300	03/15/20	585,828
1,500,000		Axiata SPV1 (Labuan) Ltd	5.380	04/28/20	1,567,830
1,425,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	1,417,875
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,418,820
1,333,000	g	Banque PSA Finance	3.380	04/04/14	1,291,288
615,000		Barclays Bank plc	5.200	07/10/14	628,948
1,125,000		BlackRock, Inc	3.500	12/10/14	1,195,405
1,400,000		BlackRock, Inc	4.250	05/24/21	1,458,652
1,490,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	1,465,788
1,500,000		Credit Suisse	5.000	05/15/13	1,550,292
1,420,000		Credit Suisse	5.500	05/01/14	1,501,146
1,125,000		Credit Suisse	4.380	08/05/20	1,088,637
123,357		Credit Suisse USA, Inc	6.500	01/15/12	125,124
123,357		Daimler Finance North America LLC	7.300	01/15/12	125,494
1,185,000		Eaton Vance Corp	6.500	10/02/17	1,351,738

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,050,000		Ford Motor Credit Co LLC	5.880%	08/02/21	$1,044,417
123,357		General Electric Capital Corp	6.000	06/15/12	127,929
465,000		General Electric Capital Corp	2.800	01/08/13	473,005
3,865,000		General Electric Capital Corp	1.880	09/16/13	3,882,767
4,015,000		General Electric Capital Corp	5.500	06/04/14	4,352,814
3,940,000		General Electric Capital Corp	4.380	09/16/20	4,009,151
4,000,000		General Electric Capital Corp	5.300	02/11/21	4,149,604
810,000		General Electric Capital Corp	6.880	01/10/39	929,670
660,000	i	Goldman Sachs Capital II	5.790	12/30/49	409,200
123,357		Goldman Sachs Group, Inc	6.600	01/15/12	125,130
990,000		Goldman Sachs Group, Inc	5.700	09/01/12	1,016,266
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	51,454
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	244,771
3,715,000		Goldman Sachs Group, Inc	3.630	02/07/16	3,616,831
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,143,817
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	122,683
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	306,439
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,458,627
123,357		HSBC Finance Corp	7.000	05/15/12	126,999
3,875,000		HSBC Finance Corp	4.750	07/15/13	4,006,091
448,000	g	Hyundai Capital America	3.750	04/06/16	442,554
600,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	607,159
575,000	g	International Lease Finance Corp	6.500	09/01/14	575,000
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,415,226
4,000,000		Jefferies Group, Inc	5.130	04/13/18	3,746,016
400,000		Jefferies Group, Inc	6.250	01/15/36	362,852
3,400,000		John Deere Capital Corp	2.250	06/07/16	3,453,227
665,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	67
615,000		Lloyds TSB Bank plc	6.380	01/21/21	606,344
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,659,000
802,000		MBNA Corp	6.130	03/01/13	802,807
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,223,918
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,517,338
1,175,000		Merrill Lynch & Co, Inc	6.880	04/25/18	1,175,422
1,600,000		MF Global Holdings Ltd	6.250	08/08/16	1,511,184
2,125,000		Morgan Stanley	6.000	05/13/14	2,151,966
3,000,000		Morgan Stanley	2.880	07/28/14	2,858,811
655,000		Morgan Stanley	6.000	04/28/15	651,906
2,350,000		Morgan Stanley	3.800	04/29/16	2,166,536
1,695,000		Morgan Stanley	5.450	01/09/17	1,634,960
720,000		Morgan Stanley	5.950	12/28/17	698,173
1,090,000		Morgan Stanley	7.300	05/13/19	1,123,272
555,000		Morgan Stanley	5.630	09/23/19	520,629
4,750,000		Morgan Stanley	5.750	01/25/21	4,370,317
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	642,037
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	445,602
103,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	106,090
880,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	895,930
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,149,244
565,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	811,827
550,000		Nomura Holdings, Inc	4.130	01/19/16	558,119
750,000	g	Odebrecht Finance Ltd	6.000	04/05/23	697,500

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$925,000	g	PTTEP Australia International Finance Pty Ltd	4.150%	07/19/15	$978,021
1,410,000		Rabobank Nederland NV	2.130	10/13/15	1,407,133
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,004,088
935,000	g	RCI Banque S.A.	3.400	04/11/14	906,071
925,000		State Street Corp	4.300	05/30/14	997,922
310,000		Toronto-Dominion Bank	2.500	07/14/16	318,190
1,975,000		UBS AG.	4.880	08/04/20	1,901,716
832,500	g	Waha Aerospace BV	3.930	07/28/20	855,394
450,000		Waha Aerospace BV	3.930	07/28/20	462,375
320,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	336,583

		TOTAL DIVERSIFIED FINANCIALS			101,683,708

ENERGY - 4.3%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,394,594
365,000		Anadarko Petroleum Corp	6.950	06/15/19	423,409
625,000		Anadarko Petroleum Corp	6.450	09/15/36	661,118
1,320,000		Apache Corp	5.100	09/01/40	1,472,584
779,000	g	Arch Coal, Inc	7.000	06/15/19	740,050
400,000	g	Baker Hughes, Inc	3.200	08/15/21	403,096
335,000		Baker Hughes, Inc	5.130	09/15/40	383,544
1,715,000		Bill Barrett Corp	7.630	10/01/19	1,684,987
1,090,000		BP Capital Markets plc	3.130	03/10/12	1,100,085
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,629,645
735,000		Burlington Resources Finance Co	7.200	08/15/31	1,003,223
468,000		Chesapeake Energy Corp	6.630	08/15/20	482,040
1,400,000		Chesapeake Energy Corp	6.880	11/15/20	1,463,000
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,556,250
1,400,000		ConocoPhillips	4.600	01/15/15	1,533,662
1,140,000		ConocoPhillips	6.500	02/01/39	1,511,696
500,000		Devon Energy Corp	5.600	07/15/41	576,399
1,329,818		Dolphin Energy Ltd	5.890	06/15/19	1,422,905
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,086,890
910,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	940,703
480,000		Enbridge Energy Partners LP	5.200	03/15/20	510,728
235,000		EnCana Corp	6.630	08/15/37	271,231
875,000		Enterprise Products Operating LLC	4.600	08/01/12	897,839
335,000		Enterprise Products Operating LLC	5.600	10/15/14	366,658
170,000		Enterprise Products Operating LLC	5.000	03/01/15	184,669
710,000		Enterprise Products Operating LLC	6.500	01/31/19	836,009
615,000		Enterprise Products Operating LLC	6.130	10/15/39	669,599
705,000		Enterprise Products Operating LLC	5.950	02/01/41	756,248
600,000		Enterprise Products Operating LLC	5.700	02/15/42	631,322
810,000		EOG Resources, Inc	4.100	02/01/21	866,441
1,450,000	g	Gaz Capital S.A.	5.090	11/29/15	1,421,000
1,000,000	g	Gaz Capital S.A.	6.510	03/07/22	980,000
465,000		Hess Corp	8.130	02/15/19	599,345
1,295,000		Hess Corp	5.600	02/15/41	1,397,078
2,145,000	g	Lukoil International Finance BV	6.130	11/09/20	1,994,850
1,200,000	g	Marathon Petroleum Corp	3.500	03/01/16	1,237,182
1,000,000	g	Marathon Petroleum Corp	5.130	03/01/21	1,041,382
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,186,500
500,000		Noble Holding International Ltd	3.450	08/01/15	525,636

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,320,000		Noble Holding International Ltd	4.900%	08/01/20	$1,419,911
1,580,000	g	Novatek Finance Ltd	6.600	02/03/21	1,522,725
1,500,000		Occidental Petroleum Corp	1.750	02/15/17	1,488,723
1,450,000		Occidental Petroleum Corp	4.100	02/01/21	1,572,924
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	395,113
400,000		Pemex Project Funding Master Trust	6.630	06/15/35	429,000
250,000		Pemex Project Funding Master Trust	6.630	06/15/38	268,750
1,500,000	g	Pertamina PT	5.250	05/23/21	1,440,000
1,640,000		Petrobras International Finance Co	3.880	01/27/16	1,626,880
1,210,000		Petrobras International Finance Co	7.880	03/15/19	1,403,600
1,048,000		Petrobras International Finance Co	6.880	01/20/40	1,105,640
925,000		Petroleos Mexicanos	4.880	03/15/15	968,938
170,000		Petroleos Mexicanos	8.000	05/03/19	207,400
925,000		Petroleos Mexicanos	6.000	03/05/20	1,011,950
735,000		Petroleos Mexicanos	5.500	01/21/21	771,750
580,000		Petroleos Mexicanos	6.500	06/02/41	600,300
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,554,988
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,556,297
1,125,000		Plains All American Pipeline LP	5.000	02/01/21	1,185,953
625,000	g	Precision Drilling Corp	6.500	12/15/21	615,625
1,500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	1,515,750
1,057,440		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	1,140,766
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,596,759
600,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	638,502
1,870,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,757,799
2,650,000	g	Schlumberger Investment S.A.	3.300	09/14/21	2,652,641
630,000		SEACOR Holdings, Inc	7.380	10/01/19	681,104
660,000		Shell International Finance BV	3.100	06/28/15	700,685
1,175,000		Shell International Finance BV	4.300	09/22/19	1,319,822
285,000		Shell International Finance BV	6.380	12/15/38	388,352
415,000		Statoil ASA	2.900	10/15/14	436,702
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	156,986
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,340,098
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	791,262
1,000,000	g	TransCapitalInvest Ltd	5.670	03/05/14	1,004,500
235,000		Vale Overseas Ltd	6.250	01/23/17	254,740
480,000		Vale Overseas Ltd	6.880	11/21/36	517,728
970,000		Vale Overseas Ltd	6.880	11/10/39	1,042,750
515,000		Valero Energy Corp	4.500	02/01/15	549,866
710,000		Valero Energy Corp	6.130	02/01/20	787,842
900,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	915,932
1,470,000		XTO Energy, Inc	6.250	04/15/13	1,592,214
660,000		XTO Energy, Inc	4.630	06/15/13	703,437

		TOTAL ENERGY			87,476,301

FOOD & STAPLES RETAILING - 0.3%
500,000		CVS Caremark Corp	3.250	05/18/15	526,223
1,750,000		CVS Caremark Corp	5.750	06/01/17	2,008,552
120,000		CVS Caremark Corp	6.600	03/15/19	145,964
580,000		Delhaize Group S.A.	5.880	02/01/14	632,004
565,000		Delhaize Group S.A.	6.500	06/15/17	660,429
335,000		Kroger Co	6.200	06/15/12	346,438

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$190,000		Kroger Co	5.000%	04/15/13	$199,693
600,000		Kroger Co	6.400	08/15/17	711,422
120,000		Kroger Co	6.800	12/15/18	148,097

		TOTAL FOOD & STAPLES RETAILING			5,378,822

FOOD, BEVERAGE & TOBACCO - 1.2%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	2,617,783
1,160,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,327,032
365,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	484,563
1,005,000		Bottling Group LLC	6.950	03/15/14	1,149,254
465,000	g	Coca-Cola Co	1.800	09/01/16	466,344
3,735,000	g	Coca-Cola Co	3.300	09/01/21	3,896,086
1,160,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,177,486
385,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	413,127
650,000		General Mills, Inc	5.200	03/17/15	728,744
290,000		General Mills, Inc	5.650	02/15/19	343,396
1,925,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	1,934,626
45,357		Kraft Foods, Inc	6.250	06/01/12	46,962
505,000		Kraft Foods, Inc	6.130	02/01/18	592,764
1,450,000		Kraft Foods, Inc	5.380	02/10/20	1,640,995
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,295,764
190,000		PepsiAmericas, Inc	5.750	07/31/12	198,207
105,000		PepsiAmericas, Inc	4.380	02/15/14	113,789
1,055,000		PepsiCo, Inc	0.880	10/25/13	1,055,783
78,000		PepsiCo, Inc	7.900	11/01/18	103,785
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	512,953
565,000		Philip Morris International, Inc	4.880	05/16/13	599,451
1,110,000		Philip Morris International, Inc	6.880	03/17/14	1,259,660
200,000		Philip Morris International, Inc	6.380	05/16/38	257,825
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,449,000
123,357		Tyson Foods, Inc	8.250	10/01/11	123,357

		TOTAL FOOD, BEVERAGE & TOBACCO			23,788,736

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
630,000		Boston Scientific Corp	4.500	01/15/15	658,303
1,870,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,804,550
1,130,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,146,950
600,000		HCA, Inc	6.500	02/15/20	586,500
1,403,000		HCA, Inc	7.880	02/15/20	1,452,105
572,000		McKesson Corp	3.250	03/01/16	603,041
395,000		Medtronic, Inc	4.750	09/15/15	443,696
695,000		Medtronic, Inc	4.450	03/15/20	786,954
765,000		Quest Diagnostics, Inc	6.400	07/01/17	903,446
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	975,783
325,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	343,006
335,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	371,524
1,875,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	1,969,572
1,025,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	1,039,280
310,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	347,626
750,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	778,527

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			14,210,863

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$120,000		Colgate-Palmolive Co	6.450%	06/16/28	$157,337
635,000		Procter & Gamble Co	5.550	03/05/37	817,529
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,274,352

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,249,218

INSURANCE - 1.7%
565,000		ACE INA Holdings, Inc	5.880	06/15/14	625,148
310,000		Aetna, Inc	6.500	09/15/18	372,004
285,000		Aetna, Inc	6.630	06/15/36	361,692
650,000		Aflac, Inc	6.900	12/17/39	667,125
775,000		Allstate Corp	7.450	05/16/19	947,368
875,000		American Financial Group, Inc	9.880	06/15/19	1,082,111
2,850,000		American International Group, Inc	3.650	01/15/14	2,778,844
500,000		Chubb Corp	6.000	05/11/37	590,332
235,000		CIGNA Corp	5.130	06/15/20	255,535
2,000,000		CIGNA Corp	4.500	03/15/21	2,071,916
890,000		Genworth Financial, Inc	7.200	02/15/21	756,367
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,131,697
1,125,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,096,891
565,000		Hartford Financial Services Group, Inc	6.630	03/30/40	529,113
1,275,000		Lincoln National Corp	7.000	06/15/40	1,315,017
3,000,000		Markel Corp	5.350	06/01/21	3,061,458
170,000		Metlife, Inc	5.000	06/15/15	186,238
1,125,000		Metlife, Inc	6.750	06/01/16	1,293,891
1,655,000		Metlife, Inc	5.700	06/15/35	1,769,187
1,125,000	g	Principal Life Global Funding I	5.130	10/15/13	1,199,058
1,500,000		Progressive Corp	3.750	08/23/21	1,530,053
705,000		Prudential Financial, Inc	5.100	09/20/14	743,370
630,000		Prudential Financial, Inc	7.380	06/15/19	738,233
950,000		Prudential Financial, Inc	6.200	11/15/40	975,926
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,379,665
615,000		Travelers Cos, Inc	5.800	05/15/18	708,468
170,000		Travelers Cos, Inc	5.900	06/02/19	198,086
270,000		Unum Group	5.630	09/15/20	297,420
500,000		WellPoint, Inc	5.880	06/15/17	571,951
435,000		WellPoint, Inc	5.850	01/15/36	500,036
3,350,000		Willis Group Holdings plc	4.130	03/15/16	3,405,322
410,000		WR Berkley Corp	5.380	09/15/20	420,728

		TOTAL INSURANCE			33,560,250

MATERIALS - 2.1%
205,000		3M Co	4.380	08/15/13	219,828
860,000		3M Co	5.700	03/15/37	1,124,974
660,000		Air Products & Chemicals, Inc	4.150	02/01/13	689,427
170,000		Airgas, Inc	4.500	09/15/14	181,247
2,500,000		Alcoa, Inc	5.400	04/15/21	2,422,564
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,405,822
1,505,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	1,474,480
310,000		ArcelorMittal	3.750	08/05/15	289,447
1,500,000		ArcelorMittal	3.750	02/01/16	1,379,255
275,000		ArcelorMittal	9.850	06/01/19	311,595

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,030,000		ArcelorMittal	7.000%	10/15/39	$918,628
1,500,000		ArcelorMittal	6.750	03/01/41	1,296,306
468,000		Ball Corp	6.750	09/15/20	484,380
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,897,057
2,147,000	g	Braskem Finance Ltd	5.750	04/15/21	1,959,352
2,000,000		CF Industries, Inc	6.880	05/01/18	2,232,500
1,500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	1,460,858
660,000		Clorox Co	3.550	11/01/15	686,717
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,466,321
468,000	g	Crown Americas LLC	6.250	02/01/21	468,000
1,572,000		Dow Chemical Co	8.550	05/15/19	2,013,669
335,000		Eastman Chemical Co	5.500	11/15/19	376,208
735,000		EI Du Pont de Nemours & Co	4.130	03/06/13	765,966
660,000		EI Du Pont de Nemours & Co	3.250	01/15/15	702,299
1,580,000		EI Du Pont de Nemours & Co	4.630	01/15/20	1,775,770
468,000		Graphic Packaging International, Inc	9.500	06/15/17	500,760
1,155,000	g	Hyundai Steel Co	4.630	04/21/16	1,155,292
530,000		International Paper Co	7.300	11/15/39	595,560
500,000		Martin Marietta Materials, Inc	6.600	04/15/18	563,764
467,000	g	Polymer Group, Inc	7.750	02/01/19	465,833
1,410,000	g	POSCO	4.250	10/28/20	1,312,531
1,975,000	g	POSCO	5.250	04/14/21	1,956,002
795,000		Praxair, Inc	5.250	11/15/14	892,984
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	498,879
1,700,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	1,671,641
1,780,000	g	Sinochem Corp	6.300	11/12/40	1,646,555
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,365,867
1,870,000		Solutia, Inc	7.880	03/15/20	1,968,175
275,000		Teck Resources Ltd	6.000	08/15/40	283,030

		TOTAL MATERIALS			42,879,543

MEDIA - 1.3%
705,000		CBS Corp	4.300	02/15/21	708,859
44,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	48,343
785,000		Comcast Corp	5.650	06/15/35	821,761
445,000		Comcast Corp	6.400	03/01/40	517,886
240,000		DIRECTV Holdings LLC	3.500	03/01/16	247,638
1,255,000		DIRECTV Holdings LLC	6.000	08/15/40	1,339,467
3,452,000		Interpublic Group of Cos, Inc	6.250	11/15/14	3,641,860
4,650,000		Lamar Media Corp	9.750	04/01/14	5,126,624
936,000		Lamar Media Corp	6.630	08/15/15	919,620
775,000		NBCUniversal Media LLC	5.150	04/30/20	849,850
695,000		News America, Inc	7.250	05/18/18	808,587
110,000		News America, Inc	7.630	11/30/28	132,427
85,000		News America, Inc	6.550	03/15/33	92,213
600,000		News America, Inc	6.200	12/15/34	642,305
730,000		News America, Inc	6.650	11/15/37	802,404
600,000		News America, Inc	6.900	08/15/39	683,313
965,000		Nielsen Finance LLC	7.750	10/15/18	984,300
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,266,876
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,598,367
357		Time Warner, Inc	6.880	05/01/12	369

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$960,000		Time Warner, Inc	3.150%	07/15/15	$992,938
4,000,000		Time Warner, Inc	4.700	01/15/21	4,180,920
565,000		Time Warner, Inc	6.500	11/15/36	641,383
565,000		Viacom, Inc	4.380	09/15/14	603,714

		TOTAL MEDIA			28,652,024

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
680,000		Abbott Laboratories	5.300	05/27/40	810,295
870,000		Eli Lilly & Co	3.550	03/06/12	880,994
1,004,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,007,765
2,000,000		Gilead Sciences, Inc	4.500	04/01/21	2,155,602
580,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	701,366
600,000		Johnson & Johnson	5.850	07/15/38	795,734
1,320,000		Johnson & Johnson	4.500	09/01/40	1,468,801
480,000		Life Technologies Corp	3.500	01/15/16	488,624
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,714,590
1,800,000		Merck & Co, Inc	3.880	01/15/21	1,957,387
1,403,000	g	Mylan, Inc	7.880	07/15/20	1,466,135
600,000		Novartis Capital Corp	4.130	02/10/14	645,157
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,307,107
385,000		Novartis Capital Corp	4.400	04/24/20	435,058
455,000		Pfizer, Inc	5.350	03/15/15	518,376
4,000,000		Sanofi-Aventis S.A.	2.630	03/29/16	4,138,372
465,000		Schering-Plough Corp	6.550	09/15/37	653,430

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,144,793

REAL ESTATE - 0.8%
220,000		AMB Property LP	7.630	08/15/14	239,677
345,000		AMB Property LP	4.500	08/15/17	324,627
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	254,593
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,415,160
630,000		Camden Property Trust	4.630	06/15/21	626,403
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,824,296
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,595
75,000		Federal Realty Investment Trust	5.900	04/01/20	81,415
1,100,000		HCP, Inc	3.750	02/01/16	1,087,074
1,335,000		Health Care REIT, Inc	3.630	03/15/16	1,301,610
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	489,139
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,373,176
2,068,000	g	Host Hotels & Resorts LP	5.880	06/15/19	1,974,940
290,000		Kilroy Realty Corp	5.000	11/03/15	301,046
105,000		Kimco Realty Corp	5.700	05/01/17	112,222
650,000		National Retail Properties, Inc	5.500	07/15/21	660,662
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	57,882
350,000		Regency Centers LP	5.250	08/01/15	375,761
40,000		Regency Centers LP	5.880	06/15/17	43,258
105,000		Simon Property Group LP	5.250	12/01/16	114,380
470,000		Simon Property Group LP	10.350	04/01/19	628,677
660,000		Simon Property Group LP	4.380	03/01/21	670,518
650,000	g,i	USB Realty Corp	6.090	12/30/49	471,250
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	748,149

		TOTAL REAL ESTATE			17,219,510

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.7%
$1,870,000		AmeriGas Partners LP	6.250%	08/20/19	$1,790,525
1,870,000		Hanesbrands, Inc	6.380	12/15/20	1,813,900
615,000		Home Depot, Inc	5.880	12/16/36	715,978
1,500,000		Home Depot, Inc	5.950	04/01/41	1,784,015
1,868,000		Limited Brands, Inc	6.630	04/01/21	1,882,010
1,170,000		O’Reilly Automotive, Inc	4.630	09/15/21	1,181,603
2,340,000	g	QVC Inc	7.380	10/15/20	2,492,100
1,400,000	g	QVC, Inc	7.500	10/01/19	1,491,000
600,000		Staples, Inc	9.750	01/15/14	695,428
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	805,603

		TOTAL RETAILING			14,652,162

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
565,000		Analog Devices, Inc	5.000	07/01/14	617,570
445,000		Broadcom Corp	1.500	11/01/13	445,868
1,110,000		Broadcom Corp	2.380	11/01/15	1,119,982
990,000		National Semiconductor Corp	3.950	04/15/15	1,060,750

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,244,170

SOFTWARE & SERVICES - 0.4%
1,485,000		International Business Machines Corp	1.000	08/05/13	1,495,702
2,015,000		International Business Machines Corp	1.950	07/22/16	2,032,704
605,000		Microsoft Corp	0.880	09/27/13	608,934
1,935,000		Microsoft Corp	1.630	09/25/15	1,972,252
630,000		Oracle Corp	3.750	07/08/14	678,479
450,000		Oracle Corp	5.750	04/15/18	536,145
660,000	g	Oracle Corp	3.880	07/15/20	700,690

		TOTAL SOFTWARE & SERVICES			8,024,906

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,125,000		Amphenol Corp	4.750	11/15/14	1,192,725
1,870,000		Brocade Communications Systems, Inc	6.880	01/15/20	1,909,738
1,075,000		Hewlett-Packard Co	4.250	02/24/12	1,089,388
520,000		Hewlett-Packard Co	4.500	03/01/13	542,471
650,000		Hewlett-Packard Co	4.750	06/02/14	698,347
1,950,000		Hewlett-Packard Co	3.000	09/15/16	1,966,261
1,868,000		Jabil Circuit, Inc	5.630	12/15/20	1,821,300
345,000		L-3 Communications Corp	5.200	10/15/19	364,017
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,236,538
1,900,000		Scientific Games Corp	8.130	09/15/18	1,866,750
468,000		Scientific Games Corp	9.250	06/15/19	471,510

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			13,159,045

TELECOMMUNICATION SERVICES - 2.4%
1,030,000		America Movil SAB de C.V.	5.000	03/30/20	1,087,680
560,000		America Movil SAB de C.V.	6.130	03/30/40	582,400
2,635,000		AT&T, Inc	2.500	08/15/15	2,693,758
6,000,000		AT&T, Inc	2.950	05/15/16	6,191,399
620,000		AT&T, Inc	6.150	09/15/34	693,896
1,700,000		AT&T, Inc	6.300	01/15/38	1,947,396

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,235,000		BellSouth Corp	5.200%	09/15/14	$1,356,073
120,000		BellSouth Corp	6.880	10/15/31	149,490
275,000		BellSouth Corp	6.550	06/15/34	318,840
2,260,000		Cellco Partnership	8.500	11/15/18	3,011,542
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	840,301
1,305,000		France Telecom S.A.	2.130	09/16/15	1,291,651
1,975,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	2,009,563
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,268,413
65,000		Sprint Capital Corp	8.380	03/15/12	65,650
660,000		Sprint Capital Corp	8.750	03/15/32	573,375
240,000		Sprint Nextel Corp	6.000	12/01/16	206,400
680,000		Telecom Italia Capital S.A.	6.180	06/18/14	676,709
660,000		Telecom Italia Capital S.A.	7.000	06/04/18	661,337
1,945,000		Telecom Italia Capital S.A.	7.180	06/18/19	1,950,053
2,500,000		Telefonica Emisiones SAU	3.990	02/16/16	2,378,813
2,470,000		Telefonica Emisiones SAU	5.130	04/27/20	2,300,427
1,250,000		Telefonica Emisiones SAU	5.460	02/16/21	1,186,976
1,415,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	1,352,918
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	989,750
2,045,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,942,750
760,000		Verizon Communications, Inc	5.250	04/15/13	807,962
1,110,000		Verizon Communications, Inc	5.500	02/15/18	1,287,126
425,000		Verizon Communications, Inc	8.750	11/01/18	569,131
430,000		Verizon Communications, Inc	8.950	03/01/39	664,114
1,000,000		Verizon Communications, Inc	6.000	04/01/41	1,215,467
445,000		Verizon New England, Inc	4.750	10/01/13	470,947
740,000		Verizon New Jersey, Inc	5.880	01/17/12	750,743
123,357		Verizon New York, Inc	6.880	04/01/12	126,942
335,000		Verizon Virginia, Inc	4.630	03/15/13	350,127
1,300,000	g	Vimpelcom Holdings	6.250	03/01/17	1,118,000
1,500,000	g	Vimpelcom Holdings	7.500	03/01/22	1,207,500
2,000,000		Virgin Media Finance plc	9.500	08/15/16	2,160,000
1,000,000		Virgin Media Secured Finance plc	5.250	01/15/21	1,076,105

		TOTAL TELECOMMUNICATION SERVICES			49,531,724

TRANSPORTATION - 0.9%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,671,753
300,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	367,406
1,275,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,499,970
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,527,501
1,900,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	2,036,987
1,000,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	1,061,079
4,000,000		Delta Air Lines, Inc	5.300	04/15/19	3,920,000
335,000		Embraer Overseas Ltd	6.380	01/15/20	363,475
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	1,365,675
415,000		Norfolk Southern Corp	5.750	04/01/18	486,428
838,000		Norfolk Southern Corp	5.590	05/17/25	964,603
1,275,000	g	TAM Capital 3, Inc	8.380	06/03/21	1,173,000
115,000		Union Pacific Corp	6.500	04/15/12	118,274
148,000	g	Union Pacific Corp	4.160	07/15/22	157,945
1,525,000		Union Pacific Corp	4.750	09/15/41	1,566,500

		TOTAL TRANSPORTATION			18,280,596

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 3.4%
$1,000,000	g	Abu Dhabi National Energy Co	6.250%	09/16/19	$1,097,500
1,385,000	g	AES Corp	7.380	07/01/21	1,308,825
610,000	g	AES Gener S.A.	5.250	08/15/21	590,468
730,000		AGL Capital Corp	5.250	08/15/19	822,015
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,338,267
775,000		Atmos Energy Corp	8.500	03/15/19	1,046,498
2,805,000	g	Calpine Corp	7.500	02/15/21	2,678,775
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,786,996
225,000		Carolina Power & Light Co	5.700	04/01/35	267,560
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	377,363
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	163,512
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	751,810
1,550,000	g	Comision Federal Electricidad	4.880	05/26/21	1,557,750
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,951,545
395,000		Commonwealth Edison Co	5.900	03/15/36	473,164
415,000		Connecticut Light & Power Co	5.500	02/01/19	489,361
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	304,685
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	780,798
619,000		Consolidated Natural Gas Co	6.250	11/01/11	621,430
225,000		Consolidated Natural Gas Co	5.000	12/01/14	247,218
810,000		Dominion Resources, Inc	4.450	03/15/21	881,067
650,000		Dominion Resources, Inc	4.900	08/01/41	672,829
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,272,138
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	287,198
2,000,000		Duke Energy Corp	3.950	09/15/14	2,124,656
1,300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	1,356,970
335,000		Florida Power Corp	6.400	06/15/38	439,596
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,428,443
2,000,000		Great Plains Energy, Inc	4.850	06/01/21	2,105,764
630,000		Indiana Michigan Power Co	7.000	03/15/19	777,672
555,000		Integrys Energy Group, Inc	4.170	11/01/20	571,566
195,000	g	Kansas Gas & Electric	6.700	06/15/19	240,045
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	130,078
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,025,962
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	989,981
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,910,668
1,710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	1,706,310
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	3,900,269
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,364,920
185,000		National Fuel Gas Co	5.250	03/01/13	194,202
630,000		Nevada Power Co	6.500	08/01/18	759,565
320,000		Nevada Power Co	5.380	09/15/40	370,781
2,000,000		Nevada Power Co	5.450	05/15/41	2,345,624
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,445,729
1,975,000		Northern States Power Co	5.350	11/01/39	2,384,364
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	204,822
445,000		ONEOK Partners LP	5.900	04/01/12	454,823
695,000		Pacific Gas & Electric Co	8.250	10/15/18	925,788
500,000		PacifiCorp	6.000	01/15/39	630,980
885,000		Pepco Holdings, Inc	2.700	10/01/15	896,794

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,450,000		PG&E Corp	5.750%	04/01/14	$1,589,982
135,000		Potomac Electric Power Co	7.900	12/15/38	205,139
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	997,576
565,000		Progress Energy, Inc	7.050	03/15/19	702,643
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,976,329
440,000		Public Service Electric & Gas Co	5.300	05/01/18	520,729
1,190,000		Public Service Electric & Gas Co	5.380	11/01/39	1,430,342
468,000		Questar Market Resources, Inc	6.880	03/01/21	489,060
970,000		San Diego Gas & Electric Co	5.350	05/15/40	1,191,910
630,000		Sempra Energy	6.000	10/15/39	762,462
1,895,000		Southern California Edison Co	3.880	06/01/21	2,053,215
430,000		Veolia Environnement	5.250	06/03/13	452,318
850,000		Virginia Electric and Power Co	4.750	03/01/13	893,954
480,000		Williams Partners LP	3.800	02/15/15	500,806
845,000		Williams Partners LP	5.250	03/15/20	908,879
940,000		Williams Partners LP	6.300	04/15/40	1,040,359
650,000		Xcel Energy, Inc	4.800	09/15/41	687,417
1,400,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	1,353,550

		TOTAL UTILITIES			70,211,814

		TOTAL CORPORATE BONDS			721,494,992
		(Cost $701,959,214)

GOVERNMENT BONDS - 57.6%

AGENCY SECURITIES - 8.4%
		Federal Farm Credit Bank (FFCB)
1,655,000		FFCB	1.380	06/25/13	1,684,361
		Federal Home Loan Bank (FHLB)
6,880,000		FHLB	1.880	06/21/13	7,055,640
1,655,000		FHLB	5.000	11/17/17	1,992,683
		Federal Home Loan Mortgage Corp (FHLMC)
1,320,000		FHLMC	3.500	05/29/13	1,388,290
1,860,000		FHLMC	2.500	04/23/14	1,952,701
5,050,000		FHLMC	5.130	10/18/16	5,980,331
		Federal National Mortgage Association (FNMA)
660,000		FNMA	1.130	07/30/12	664,592
4,215,000		FNMA	1.250	08/20/13	4,275,679
6,585,000		FNMA	2.750	03/13/14	6,939,714
6,585,000		FNMA	2.500	05/15/14	6,904,577
6,585,000		FNMA	3.000	09/16/14	7,042,499
5,853,029		AMAL Ltd	3.470	08/21/21	6,168,683
983,863		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,133,784
6,590,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	6,508,350
1,580,000		General Electric Capital Corp	2.200	06/08/12	1,601,535
1,975,000		General Electric Capital Corp	2.130	12/21/12	2,017,956
2,635,000		General Electric Capital Corp	2.630	12/28/12	2,709,394
31,064,000		GMAC, Inc	2.200	12/19/12	31,749,366
1,975,000		New York Community Bank	3.000	12/16/11	1,986,868
770,544		Overseas Private Investment Corp	3.420	01/15/15	800,865
6,004,175		Premier Aircraft Leasing	3.580	02/06/22	6,374,392
3,295,000		Private Export Funding Corp	4.900	12/15/11	3,326,550

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,940,000		Private Export Funding Corp	3.550%	04/15/13	$5,173,677
3,125,000		Private Export Funding Corp	3.050	10/15/14	3,331,084
5,000,000		Private Export Funding Corp	2.130	07/15/16	5,160,755
8,560,000		Private Export Funding Corp	5.450	09/15/17	10,406,092
1,410,000		Private Export Funding Corp	2.250	12/15/17	1,458,469
3,295,000		Private Export Funding Corp	4.380	03/15/19	3,818,154
9,940,000		Private Export Funding Corp	4.300	12/15/21	11,390,227
1,415,397		Rowan Cos, Inc	3.530	05/01/20	1,485,445
2,849,941		Rowan Cos, Inc	3.160	07/15/21	2,957,811
2,926,276		San Clemente Leasing LLC	3.590	08/27/21	3,102,233
1,320,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,329,344
1,975,000		Sovereign Bancorp, Inc	2.500	06/15/12	2,004,189
568,438		Totem Ocean Trailer Express, Inc	4.510	12/18/19	616,425
7,602,000		US Central Federal Credit Union	1.900	10/19/12	7,734,146
3,295,000		Western Corporate Federal Credit Union	1.750	11/02/12	3,345,021

		TOTAL AGENCY SECURITIES			173,571,882

FOREIGN GOVERNMENT BONDS - 8.3%
3,955,000	g	Bank of Montreal	2.850	06/09/15	4,174,182
4,500,000	g	Bank of Montreal	2.630	01/25/16	4,698,918
750,000	g	Barbados Government International Bond	7.000	08/04/22	742,500
475,000		Brazilian Government International Bond	5.880	01/15/19	545,063
1,110,000		Brazilian Government International Bond	4.880	01/22/21	1,186,590
170,000		Brazilian Government International Bond	7.130	01/20/37	217,175
1,970,000		Brazilian Government International Bond	5.630	01/07/41	2,122,675
1,320,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,370,181
1,815,000		Canada Government International Bond	2.380	09/10/14	1,910,180
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	2,057,170
3,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	3,142,107
805,000		Chile Government International Bond	3.880	08/05/20	839,213
247,000,000		Chile Government International Bond	5.500	08/05/20	499,276
890,000		Colombia Government International Bond	4.380	07/12/21	907,800
810,000	g	Croatia Government International Bond	6.630	07/14/20	771,525
1,000,000	g	Croatia Government International Bond	6.380	03/24/21	922,500
1,000,000	g	Dominican Republic International Bond	7.500	05/06/21	975,000
555,000		Eksportfinans ASA	5.000	02/14/12	563,604
1,276,000		Eksportfinans ASA	2.000	09/15/15	1,302,412
2,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	2,185,640
395,000		European Investment Bank	4.880	02/15/36	462,061
3,625,000		Export Development Canada	2.250	05/28/15	3,809,926
279,000		Export-Import Bank of Korea	4.130	09/09/15	281,279
2,000,000		Export-Import Bank of Korea	3.750	10/20/16	1,950,762
1,425,000		Export-Import Bank of Korea	5.130	06/29/20	1,444,719
2,800,000		Export-Import Bank of Korea	4.380	09/15/21	2,637,480
300,000		Federative Republic of Brazil	6.000	01/17/17	342,450
285,278		Federative Republic of Brazil	8.000	01/15/18	337,056
875,000		Hungary Government International Bond	6.380	03/29/21	851,375
2,022,000		Hungary Government International Bond	7.630	03/29/41	1,971,450
845,000		Italy Government International Bond	5.380	06/12/17	832,027
355,000		Italy Government International Bond	6.880	09/27/23	349,771
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,204,415
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	533,158

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,975,000		Landwirtschaftliche Rentenbank	5.130%	02/01/17	$2,330,854
1,500,000	g	Lithuania Government International Bond	5.130	09/14/17	1,455,000
4,500,000		Mexican Bonos	6.500	06/10/21	324,439
8,200,000		Mexico Government International Bond	8.000	12/19/13	630,611
500,000		Mexico Government International Bond	6.750	09/27/34	615,000
2,500,000		Mexico Government International Bond	6.050	01/11/40	2,825,000
1,500,000	g	National Bank of Canada	1.650	01/30/14	1,523,927
1,500,000		Panama Government International Bond	5.200	01/30/20	1,641,750
100,000		Peruvian Government International Bond	7.130	03/30/19	120,750
450,000		Peruvian Government International Bond	7.350	07/21/25	560,250
1,500,000		Poland Government International Bond	3.880	07/16/15	1,520,250
1,250,000		Poland Government International Bond	6.380	07/15/19	1,375,000
3,333,000		Poland Government International Bond	5.130	04/21/21	3,324,668
436,000	g	Portugal Government International Bond	3.500	03/25/15	306,599
1,945,000		Province of British Columbia Canada	2.850	06/15/15	2,073,813
990,000		Province of Manitoba Canada	5.000	02/15/12	1,006,128
1,320,000		Province of Manitoba Canada	2.130	04/22/13	1,352,934
10,000,000		Province of Manitoba Canada	1.380	04/28/14	10,192,249
4,500,000		Province of New Brunswick Canada	2.750	06/15/18	4,705,520
3,295,000		Province of Nova Scotia Canada	2.380	07/21/15	3,432,174
3,955,000		Province of Ontario Canada	4.100	06/16/14	4,279,433
4,015,000		Province of Ontario Canada	2.950	02/05/15	4,244,144
5,730,000		Province of Ontario Canada	2.700	06/16/15	6,021,312
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,539,189
5,000,000		Province of Ontario Canada	1.600	09/21/16	4,988,599
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,203,776
4,120,000		Province of Ontario Canada	4.400	04/14/20	4,691,189
1,715,000		Province of Quebec Canada	5.130	11/14/16	2,008,723
850,000		Province of Quebec Canada	4.630	05/14/18	985,722
3,955,000		Province of Quebec Canada	3.500	07/29/20	4,224,731
6,000,000		Province of Quebec Canada	2.750	08/25/21	5,944,421
620,000		Province of Quebec Canada	7.500	09/15/29	948,378
390,000	g	Qatar Government International Bond	4.000	01/20/15	410,475
990,000		Qatar Government International Bond	5.250	01/20/20	1,089,000
620,000	g	Qatar Government International Bond	6.400	01/20/40	754,850
1,500,000	g	Republic of El Salvador	7.750	01/24/23	1,597,500
1,500,000	g	Republic of Ghana	8.500	10/04/17	1,567,500
965,000		Republic of Hungary	6.250	01/29/20	936,050
925,000		Republic of Korea	5.750	04/16/14	994,634
1,500,000		Republic of Philippines	4.000	01/15/21	1,485,000
1,500,000	g	Republic of Serbia	7.250	09/28/21	1,380,000
750,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	736,875
55,000,000	g	Russian Foreign Bond - Eurobond	7.850	03/10/18	1,676,954
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	786,000
2,800,000		South Africa Government Bond	6.750	03/31/21	310,475
240,000		South Africa Government International Bond	6.880	05/27/19	285,600
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,285,156
500,000		South Africa Government International Bond	6.250	03/08/41	557,500
540,000	g	Sri Lanka Government International Bond	6.250	07/27/21	519,213
1,220,000		Svensk Exportkredit AB	5.130	03/01/17	1,411,144
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	3,062,495
1,500,000		Turkey Government International Bond	5.630	03/30/21	1,533,750

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000	g	Ukraine Government International Bond	6.250%	06/17/16	$1,999,688
227,000		United Mexican States	5.880	02/17/14	245,614
500,000		United Mexican States	5.950	03/19/19	567,500
1,032,000		United Mexican States	5.130	01/15/20	1,117,140

		TOTAL FOREIGN GOVERNMENT BONDS			171,848,286

MORTGAGE BACKED - 32.5%
		Federal Home Loan Mortgage Corp (FHLMC)
3,974,844		FHLMC (Interest Only)	4.000	06/15/34	470,356
555,059	i	FHLMC	2.500	02/01/36	583,453
194,076	i	FHLMC	2.570	07/01/36	205,577
662,680	i	FHLMC	2.420	09/01/36	703,795
515,106	i	FHLMC	2.740	09/01/36	540,568
447,391	i	FHLMC	5.280	09/01/36	466,389
1,255,336	i	FHLMC	4.700	03/01/37	1,321,210
1,317,574	i	FHLMC	5.930	04/01/37	1,430,984
619,477	i	FHLMC	5.740	05/01/37	669,617
184,388	i	FHLMC	5.600	06/01/37	196,404
773,199	i	FHLMC	5.630	08/01/37	825,112
824,930	i	FHLMC	5.180	09/01/37	876,862
3,309,307		FHLMC	5.500	08/01/39	3,652,337
		Federal Home Loan Mortgage Corp Gold (FGLMC)
16,845		FGLMC	7.500	01/01/16	18,322
1,768		FGLMC	7.500	05/01/16	1,929
2,250		FGLMC	7.500	06/01/16	2,451
778,835		FGLMC	4.500	09/01/18	832,321
858,474		FGLMC	4.500	01/01/19	931,111
1,207,143		FGLMC	4.500	05/01/19	1,291,174
406,819		FGLMC	4.500	01/01/20	435,138
563,722		FGLMC	5.000	05/01/20	611,340
150,461		FGLMC	4.500	07/01/20	162,722
18,353		FGLMC	7.000	10/01/20	21,151
1,913,967		FGLMC	4.500	06/01/21	2,046,903
3,258,346		FGLMC	4.500	06/01/21	3,484,657
1,512,624		FGLMC	4.000	07/01/24	1,593,341
510,562		FGLMC	4.500	09/01/24	542,433
3,000,000	h	FGLMC	5.000	10/15/25	3,220,313
1,154		FGLMC	6.500	10/01/28	1,310
29,461		FGLMC	6.500	01/01/29	33,434
5,723		FGLMC	6.500	03/01/29	6,495
37,347		FGLMC	6.500	07/01/29	42,382
3,661		FGLMC	8.000	01/01/31	4,341
36,880		FGLMC	6.500	09/01/31	41,714
56,559		FGLMC	8.000	09/01/31	67,126
304,917		FGLMC	7.000	12/01/31	352,054
597,644		FGLMC	6.000	03/01/33	662,955
734,515		FGLMC	4.500	07/01/33	782,415
1,658,057		FGLMC	5.000	09/01/33	1,787,870
653,339		FGLMC	5.500	09/01/33	711,874
649,428		FGLMC	5.500	09/01/33	707,612
493,945		FGLMC	5.500	09/01/33	538,199
818,273		FGLMC	5.500	10/01/33	891,585

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,076,860		FGLMC	5.500%	12/01/33	$2,262,285
2,576,034		FGLMC	7.000	12/01/33	2,974,259
1,034,752		FGLMC	5.000	01/01/34	1,115,764
996,006		FGLMC	5.000	05/01/34	1,073,673
682,041		FGLMC	6.000	09/01/34	755,296
3,935,911		FGLMC	5.000	12/01/34	4,242,830
245,123		FGLMC	5.500	12/01/34	268,923
1,680,984		FGLMC	4.500	04/01/35	1,790,607
996,649		FGLMC	6.000	05/01/35	1,107,433
1,026,940		FGLMC	7.000	05/01/35	1,185,693
368,430		FGLMC	6.000	07/01/35	406,505
145,051		FGLMC	5.500	08/01/35	157,994
291,959		FGLMC	5.000	10/01/35	314,544
373,849		FGLMC	5.000	02/01/36	402,768
111,256		FGLMC	6.500	05/01/36	124,171
553,651		FGLMC	6.500	10/01/36	617,920
1,749,629		FGLMC	5.500	04/01/37	1,899,004
1,184,495		FGLMC	6.000	08/01/37	1,316,159
476,546		FGLMC	6.000	09/01/37	529,517
82,545		FGLMC	6.500	11/01/37	91,818
1,522,172		FGLMC	5.000	04/01/38	1,651,096
3,490,002		FGLMC	4.500	05/01/39	3,696,603
607,808		FGLMC	4.000	06/01/39	637,375
1,042,037		FGLMC	5.000	07/01/39	1,119,223
7,000,000	h	FGLMC	5.000	10/15/40	7,505,313
5,010,364		FGLMC	4.500	11/01/40	5,397,779
5,572,003		FGLMC	4.500	12/01/40	5,985,434
18,000,000	h	FGLMC	4.500	10/15/41	19,037,812
		Federal National Mortgage Association (FNMA)
8,921		FNMA	5.000	06/01/13	9,346
1,197,717		FNMA	4.440	07/01/13	1,246,923
4,335		FNMA	6.000	09/01/13	4,499
1,174,001		FNMA	4.750	10/01/13	1,198,661
3,557		FNMA	6.500	12/01/13	3,705
930,720		FNMA	4.780	02/01/14	984,712
5,073		FNMA	6.000	06/01/14	5,503
3,520,749		FNMA	4.640	11/01/14	3,785,428
2,024,630		FNMA	4.850	03/01/16	2,087,076
16,772		FNMA	6.500	10/01/16	18,424
116,995		FNMA	6.500	11/01/16	128,517
78,247		FNMA	6.500	04/01/17	85,953
268,543		FNMA	5.000	12/01/17	290,555
1,118,589		FNMA	5.500	04/01/18	1,216,574
100,483		FNMA	5.500	04/01/18	108,501
55,677		FNMA	5.500	05/01/18	60,554
443,657		FNMA	4.500	10/01/18	475,241
1,087,578		FNMA	5.000	11/01/18	1,167,739
58,728		FNMA	6.000	01/01/19	64,458
130,276		FNMA	4.500	05/01/19	139,592
373,065		FNMA	4.500	06/01/19	399,741
260,912		FNMA	5.000	03/01/20	282,299
179,674		FNMA	4.500	11/01/20	192,521

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$482,392		FNMA	5.000%	12/01/20	$521,633
396,421		FNMA	5.000	03/01/21	428,916
309,758		FNMA	5.500	08/01/21	336,117
498,149		FNMA	4.500	06/01/23	531,122
847,671		FNMA	5.000	07/01/23	911,858
971,959		FNMA	5.000	07/01/23	1,045,557
229,970		FNMA	5.000	11/01/23	251,309
192,216		FNMA	5.500	02/01/24	210,638
625,173		FNMA	4.000	05/01/24	659,814
107,238		FNMA	5.500	07/01/24	117,382
1,619		FNMA	8.000	07/01/24	1,882
315,899		FNMA	4.500	08/01/24	336,413
2,563,683		FNMA	4.000	09/01/24	2,705,736
1,341,321		FNMA	5.000	03/01/25	1,462,431
2,905,200		FNMA	5.000	10/01/25	3,156,621
5,000,000	h	FNMA	4.000	10/25/25	5,268,750
4,000,000	h	FNMA	4.500	10/25/25	4,255,625
3,000,000	h	FNMA	3.000	10/25/26	3,090,469
1,469		FNMA	7.500	01/01/29	1,705
4,442		FNMA	6.500	04/01/29	5,032
12,311		FNMA	7.500	07/01/29	12,522
1,129		FNMA	7.500	07/01/29	1,134
604		FNMA	7.500	02/01/31	610
6,186		FNMA	7.500	03/01/31	7,235
3,995		FNMA	7.500	05/01/31	4,673
4,545		FNMA	6.500	09/01/31	5,126
2,678		FNMA	6.500	10/01/31	3,020
35,235		FNMA	6.500	11/01/31	39,737
81,843		FNMA	6.000	01/01/32	90,902
615,021		FNMA	6.500	07/01/32	692,059
291,189		FNMA	5.500	01/01/33	318,188
105,797		FNMA	5.000	02/01/33	114,341
910,648		FNMA	4.500	03/25/33	974,631
401,199		FNMA	5.000	08/01/33	433,600
437,241		FNMA	5.000	10/01/33	472,553
384,394		FNMA	5.000	10/01/33	415,438
187,270		FNMA	5.000	03/01/34	202,394
391,691		FNMA	5.000	03/01/34	423,325
141,030		FNMA	5.000	03/01/34	152,420
120,998		FNMA	5.000	03/01/34	130,770
1,104,468		FNMA	5.000	04/01/34	1,193,320
3,428,593		FNMA	5.000	08/01/34	3,704,465
423,836		FNMA	6.000	11/01/34	469,557
127,049		FNMA	6.000	12/01/34	141,350
968,875		FNMA	6.000	05/01/35	1,077,934
16,893		FNMA	7.500	06/01/35	19,714
115,239		FNMA	5.500	10/01/35	127,509
236,609		FNMA	5.000	11/01/35	253,610
910,434	i	FNMA	2.400	02/01/36	958,171
158,342		FNMA	5.000	02/01/36	168,878
244,709		FNMA	5.000	02/01/36	260,992
726,517		FNMA	6.500	02/01/36	812,072

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$399,437	i	FNMA	2.390%	07/01/36	$417,034
460,574		FNMA	6.500	09/01/36	513,660
133,714		FNMA	7.000	02/01/37	153,564
392,880		FNMA	6.500	03/01/37	438,164
889,498		FNMA	7.000	04/01/37	1,021,550
1,283,025		FNMA	6.500	08/01/37	1,426,898
347,287		FNMA	6.500	08/01/37	387,967
635,864		FNMA	6.000	09/01/37	714,194
723,621		FNMA	6.000	09/01/37	812,762
1,091,385		FNMA	6.500	09/01/37	1,213,768
1,810,227	i	FNMA	5.870	10/01/37	1,927,407
308,263		FNMA	7.000	11/01/37	354,027
150,789		FNMA	6.500	01/01/38	167,227
34,048		FNMA	6.500	03/01/38	37,717
571,612	i	FNMA	4.930	10/01/38	612,626
42,000,000	h	FNMA	5.000	10/25/38	45,176,250
56,000,000	h	FNMA	6.000	10/25/38	61,425,000
10,000,000	h	FNMA	6.500	10/25/38	11,021,875
52,000,000	h	FNMA	4.000	10/25/39	54,502,500
23,000,000	h	FNMA	4.500	10/25/39	24,397,968
89,000,000	h	FNMA	5.500	10/25/39	96,578,902
5,000,000		FNMA	4.000	02/25/40	5,333,503
11,992,088		FNMA	4.500	09/01/40	12,738,470
7,783,007		FNMA	4.500	09/01/40	8,267,418
6,000,000	h	FNMA	3.500	10/25/40	6,164,063
1,027,656		FNMA	4.000	11/01/40	1,078,493
5,147,626		FNMA	4.500	11/01/40	5,468,012
		Government National Mortgage Association (GNMA)
260		GNMA	7.000	01/15/28	303
1,942		GNMA	7.000	02/15/28	2,262
1,940		GNMA	7.000	06/15/28	2,260
2,051		GNMA	7.000	06/15/28	2,388
22,081		GNMA	6.500	09/15/28	25,535
5,146		GNMA	6.500	09/15/28	5,951
14,705		GNMA	6.500	11/15/28	17,005
3,510		GNMA	7.500	11/15/28	4,111
623		GNMA	8.500	07/15/30	625
19,514		GNMA	8.500	10/15/30	19,808
15,233		GNMA	8.500	10/20/30	18,423
2,303		GNMA	8.500	12/15/30	2,793
3,652		GNMA	7.000	06/20/31	4,268
2,163		GNMA	6.500	07/15/31	2,501
14,680		GNMA	7.000	07/15/31	17,211
9,374		GNMA	7.000	07/15/31	10,990
10,217		GNMA	7.500	02/15/32	10,421
1,872		GNMA	6.500	03/15/33	2,137
381,718		GNMA	5.500	07/15/33	424,196
925,228		GNMA	5.500	09/15/33	1,028,189
323,653		GNMA	5.500	02/20/35	360,705
2,178,461		GNMA	5.500	05/20/35	2,425,815
770,290		GNMA	5.500	02/20/36	857,753
133,723		GNMA	6.000	10/20/36	149,580

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$142,207		GNMA	6.000%	01/20/37	$159,070
467,514		GNMA	6.000	02/20/37	522,223
315,122		GNMA	5.500	07/15/38	348,417
1,206,394		GNMA	5.500	07/20/38	1,336,965
19,030		GNMA	6.000	08/15/38	21,240
440,933		GNMA	6.000	08/20/38	491,842
9,000,000	h	GNMA	5.500	10/15/38	9,942,188
406,171		GNMA	6.500	11/20/38	459,985
1,712,891		GNMA	5.000	06/15/39	1,896,344
2,004,248		GNMA	4.500	07/20/39	2,177,168
788,784		GNMA	4.000	08/15/39	845,036
28,000,000	h	GNMA	4.500	10/15/39	30,419,374
35,000,000	h	GNMA	5.000	10/15/39	38,434,375
6,000,000	h	GNMA	6.000	10/15/39	6,690,937
854,663		GNMA	4.000	10/15/40	915,947
13,000,000	h	GNMA	5.000	10/20/40	14,277,656
33,000,000	h	GNMA	4.000	10/15/41	35,289,375
17,000,000	h	GNMA	4.500	10/20/41	18,426,405
1,609,729		GNMA	6.230	09/15/43	1,698,455
2,579,062		GNMA	6.500	01/15/44	2,869,419

		TOTAL MORTGAGE BACKED			669,343,586

MUNICIPAL BONDS - 0.4%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	484,013
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,869,620
2,470,000		State of California	7.630	03/01/40	3,044,819
2,505,000		State of Illinois	6.730	04/01/35	2,655,450

		TOTAL MUNICIPAL BONDS			8,053,902

U.S. TREASURY SECURITIES - 8.0%
15,066,000		United States Treasury Bond	8.000	11/15/21	23,531,209
1,975,000		United States Treasury Bond	6.380	08/15/27	2,970,522
17,920,000		United States Treasury Bond	5.250	02/15/29	24,474,796
20,504,000		United States Treasury Bond	5.380	02/15/31	28,843,366
76,000		United States Treasury Bond	4.500	02/15/36	98,408
4,665,000		United States Treasury Bond	3.500	02/15/39	5,186,897
3,365,000		United States Treasury Bond	4.380	05/15/41	4,347,176
1,925,000		United States Treasury Note	1.380	10/15/12	1,948,537
1,525,000		United States Treasury Note	0.630	01/31/13	1,533,340
300,000		United States Treasury Note	0.130	08/31/13	299,262
2,985,000	d	United States Treasury Note	3.130	08/31/13	3,146,259
615,000		United States Treasury Note	0.500	10/15/13	617,402
5,747,000		United States Treasury Note	1.880	04/30/14	5,965,656
7,570,000		United States Treasury Note	2.250	05/31/14	7,939,038
4,755,000		United States Treasury Note	2.630	06/30/14	5,042,159
330,000		United States Treasury Note	0.500	08/15/14	330,851
1,861,000		United States Treasury Note	2.380	08/31/14	1,965,536
5,000		United States Treasury Note	2.250	03/31/16	5,315
16,935,000		United States Treasury Note	1.000	08/31/16	16,977,338
425,000		United States Treasury Note	2.880	03/31/18	466,504
44,000		United States Treasury Note	2.630	11/15/20	47,053
2,133,200		United States Treasury Note	2.130	08/15/21	2,170,872

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$23,000,000		United States Treasury Note	3.750%	08/15/41	$26,777,060

		TOTAL U.S. TREASURY SECURITIES			164,684,556

		TOTAL GOVERNMENT BONDS			1,187,502,212
		(Cost $1,142,752,835)

STRUCTURED ASSETS - 6.8%

ASSET BACKED - 1.4%
750,000	g,m	AESOP Funding II	3.270	02/20/18	756,563
		Series - 2011 5A (Class A)
1,410,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	1,434,735
		Series - 2010 3 (Class C)
650,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	655,189
		Series - 2011 1 (Class C)
175,000	g,i,m	ARTS Ltd	0.600	06/15/13	166,250
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
350,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	360,588
		Series - 2010 5A (Class A)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	255,098
		Series - 2004 2 (Class 1M1)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	106,479
		Series - 2004 2 (Class 1B)
506,452		CIT Group Home Equity Loan Trust	6.200	02/25/30	504,880
		Series - 2002 1 (Class AF6)
302,804		Citicorp Mortgage Securities, Inc	5.710	07/25/36	302,903
		Series - 2006 1 (Class A3)
189,894		Citicorp Mortgage Securities, Inc	5.560	09/25/36	189,485
		Series - 2006 2 (Class A3)
808,520	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	781,673
		Series - 2006 15 (Class A2)
86,942	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	56,970
		Series - 2004 B (Class 1A)
614,599	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	590,851
		Series - 2007 MX1 (Class A1)
2,818,384	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	2,620,209
		Series - 2007 1A (Class AF3)
1,800,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,857,583
		Series - 2011 A (Class D)
162,061		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	160,448
		Series - 2006 HLTV (Class A3)
890,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	706,876
		Series - 2006 HLTV (Class A4)
3,766,566		Lehman XS Trust	6.500	06/25/46	2,095,582
		Series - 2006 13 (Class 2A1)
613,052	i	Long Beach Mortgage Loan Trust	0.690	02/25/35	603,810
		Series - 2005 1 (Class M1)
229,699	i	Morgan Stanley ABS Capital I	0.270	01/25/37	223,718
		Series - 2007 HE2 (Class A2A)
481,003	i	Park Place Securities, Inc	0.860	09/25/34	420,765
		Series - 2004 WHQ1 (Class M1)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g	Rental Car Finance Corp	2.510%	02/25/16	$253,669
		Series - 2011 1A (Class A1)
3,967,555	i	Residential Asset Mortgage Products, Inc	0.850	11/25/34	3,614,858
		Series - 2004 RS11 (Class M1)
135,902	i	Residential Asset Securities Corp	6.490	10/25/30	123,157
		Series - 2001 KS2 (Class AI6)
450,000	i	Residential Asset Securities Corp	0.660	04/25/35	388,089
		Series - 2005 KS3 (Class M3)
179,870		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	177,790
		Series - 2006 HI5 (Class A2)
1,655,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,370,355
		Series - 2006 HI5 (Class A3)
1,151,740		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,029,384
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	139,362
		Series - 2006 HI1 (Class M2)
3,328,263		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	3,013,666
		Series - 2006 HI4 (Class A3)
436,747	i	Securitized Asset Backed Receivables LLC Trust	0.380	03/25/36	409,460
		Series - 2006 NC2 (Class A2)
850,000	g	SLM Student Loan Trust	3.740	02/15/29	854,801
		Series - 2011 B (Class A2)
1,013,737	i	Soundview Home Equity Loan Trust	0.340	10/25/36	989,572
		Series - 2006 EQ1 (Class A2)
530,281	i	Structured Asset Investment Loan Trust	0.630	05/25/35	504,385
		Series - 2005 4 (Class M1)
378,408	g,i	Wachovia Loan Trust	0.590	05/25/35	297,554
		Series - 2005 SD1 (Class A)
551,283	i	Wells Fargo Home Equity Trust	0.370	07/25/36	474,666
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	630,918
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			29,122,342

OTHER MORTGAGE BACKED - 5.4%
645,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	572,321
		Series - 2005 3 (Class AJ)
2,500,000	g,i	Banc of America Commercial Mortgage, Inc	5.420	07/10/43	1,837,198
		Series - 2005 2 (Class E)
3,737,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	3,486,486
		Series - 2006 4 (Class AM)
139,559		Bank of America Alternative Loan Trust	5.500	09/25/19	139,291
		Series - 2004 8 (Class 3A1)
685,397		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	618,548
		Series - 2005 AC2 (Class 1A)
630,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	681,056
		Series - 2006 PW14 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,033,790
		Series - 2006 PW13 (Class AM)
1,070,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	1,055,892
		Series - 2006 T24 (Class AM)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750%	02/13/46	$1,374,134
		Series - 2004 T16 (Class A6)
260,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	276,647
		Series - 2007 PW17 (Class A4)
430,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	462,921
		Series - 2007 PW18 (Class A4)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,036,581
		Series - 2007 C9 (Class AM)
919,689		Countrywide Alternative Loan Trust	5.500	08/25/16	928,403
		Series - 2004 30CB (Class 1A15)
868,858		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	824,738
		Series - 2005 6 (Class 1A10)
506,432		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	492,347
		Series - 2005 12 (Class 1A5)
311,692		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	307,325
		Series - 2005 J3 (Class 1A1)
585,673	g,i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	530,432
		Series - 2007 TF2A (Class A1)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	973,550
		Series - 2009 RR1 (Class A3C)
580,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	573,305
		Series - 2003 C3 (Class B)
1,210,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,311,099
		Series - 2005 C5 (Class A4)
6,410,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	5,663,735
		Series - 2011 LC1A (Class C)
842,152	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	860,096
		Series - 2003 AR1 (Class A5)
900,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	955,454
		Series - 2005 GG5 (Class A5)
7,970,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	7,452,532
		Series - 2006 GG7 (Class AM)
1,380,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	1,307,391
		Series - 2010 C1 (Class B)
795,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	676,906
		Series - 2010 C2 (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	1,109,436
		Series - 2010 C2 (Class B)
373,069	i	GSR Mortgage Loan Trust	2.790	01/25/36	349,665
		Series - 2006 AR1 (Class 2A2)
241,749	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	235,686
		Series - 2006 FL1A (Class A2)
4,195,031	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.550	02/15/20	3,907,349
		Series - 2006 FL1A (Class D)
230,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	218,295
		Series - 2010 C2 (Class B)
405,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	375,358
		Series - 2010 C2 (Class C)
8,445,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	8,155,649
		Series - 2006 LDP8 (Class AM)
1,010,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.430	07/15/46	874,376
		Series - 2011 C4 (Class C)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340%	05/15/47	$2,127,177
		Series - 2006 LDP9 (Class A3)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	2,920,862
		Series - 2007 LD11 (Class A4)
427,821	i	JP Morgan Mortgage Trust	4.300	04/25/35	425,992
		Series - 2005 A2 (Class 5A1)
520,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	554,960
		Series - 2005 C1 (Class A4)
810,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	875,395
		Series - 2005 C2 (Class A5)
3,320,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	3,503,955
		Series - 2007 C1 (Class A4)
1,485,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,525,068
		Series - 2007 C2 (Class A3)
2,075,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	1,834,607
		Series - 2007 C1 (Class AM)
624,727		MASTR Asset Securitization Trust	5.000	05/25/35	624,337
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	562,786
		Series - 2005 CIP1 (Class AM)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	1,011,617
		Series - 2006 1 (Class A4)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	2,074,162
		Series - 2006 4 (Class A3)
3,780,000	i	Morgan Stanley Capital I	5.450	02/12/44	4,053,627
		Series - 2007 HQ11 (Class A4)
1,150,000		Morgan Stanley Capital I	5.360	03/15/44	1,220,835
		Series - 2007 IQ13 (Class A4)
3,175,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	2,684,745
		Series - 2011 C1 (Class C)
1,050,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	811,508
		Series - 2011 C1 (Class D)
415,000	i	Morgan Stanley Capital I	5.540	11/12/49	401,519
		Series - 2007 T25 (Class AM)
1,060,000	g,i	RBSCF Trust	4.830	04/15/24	954,747
		Series - 2010 MB1 (Class D)
1,423,418		Residential Accredit Loans, Inc	6.000	06/25/36	853,403
		Series - 2006 QS7 (Class A3)
2,951,449	i	Residential Accredit Loans, Inc	0.420	05/25/46	1,669,286
		Series - 2006 QO5 (Class 2A1)
961,092	i	Residential Funding Mortgage Securities I, Inc	2.910	08/25/35	822,867
		Series - 2005 SA3 (Class 2A1)
256,244	i	Structured Adjustable Rate Mortgage Loan Trust	0.610	03/25/35	241,157
		Series - 2005 6XS (Class A3)
11,000,000		Wachovia Bank Commercial Mortgage Trust	5.340	12/15/43	11,213,587
		Series - 2007 C30 (Class A5)
3,460,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	2,766,948
		Series - 2007 C30 (Class AM)
4,950,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	4,690,501
		Series - 2006 C26 (Class AM)
505,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	431,920
		Series - 2007 C34 (Class AM)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500%	04/15/47	$1,241,762
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	1,608,012
		Series - 2006 C29 (Class AM)
4,135,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	2,546,887
		Series - 2006 C29 (Class AJ)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	1,079,451
		Series - 2007 C33 (Class A4)
674,089		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	680,107
		Series - 2005 2 (Class 1A1)
141,364	i	Wells Fargo Mortgage Backed Securities Trust	5.390	03/25/36	140,654
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			109,812,433

		TOTAL STRUCTURED ASSETS			138,934,775
		(Cost $146,216,423)

		TOTAL BONDS			2,047,931,979
		(Cost $1,990,928,472)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
79,857		Federal Home Loan Mortgage Corp	8.380	12/30/49	159,714
231,458		Federal National Mortgage Association	8.250	12/30/49	439,770

		TOTAL BANKS			599,484

		TOTAL PREFERRED STOCKS			599,484
		(Cost $7,782,875)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 24.0%
GOVERNMENT AGENCY DEBT - 0.2%
		Federal Home Loan Bank (FHLB)
$5,000,000		FHLB	0.114	12/16/11	4,999,795

		TOTAL GOVERNMENT AGENCY DEBT			4,999,795

TREASURY DEBT - 23.8%
64,395,000		United States Treasury Bill	0.060	10/06/11	64,394,462
44,800,000		United States Treasury Bill	0.042	10/13/11	44,799,074
25,000,000		United States Treasury Bill	0.008	10/27/11	24,999,458
30,280,000		United States Treasury Bill	0.075	11/10/11	30,277,102
9,760,000		United States Treasury Bill	0.070	11/17/11	9,758,981
25,000,000		United States Treasury Bill	0.086	12/01/11	24,999,500
6,500,000		United States Treasury Bill	0.138	12/15/11	6,499,805
10,000,000		United States Treasury Bill	0.078	12/22/11	9,999,670
69,000,000		United States Treasury Bill	0.031-0.036	03/01/12	68,987,097
50,000,000		United States Treasury Bill	0.027	05/03/12	49,980,200
106,000,000		United States Treasury Bill	0.032-0.048	05/31/12	105,950,391
50,000,000		United States Treasury Bill	0.034	06/28/12	49,967,500

		TOTAL TREASURY DEBT			490,613,240

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL SHORT-TERM INVESTMENTS			$495,613,035
	(Cost $495,654,251)

	TOTAL INVESTMENTS - 123.4%			2,544,144,498
	(Cost $2,494,365,598)
	OTHER ASSETS & LIABILITIES, NET - (23.4)%			(482,952,870)

	NET ASSETS - 100.0%			$2,061,191,628

	Abbreviation(s):
	ABS Asset-Based Security
	REIT Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $254,203,171 or 12.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 3.5%

AUTOMOBILES & COMPONENTS - 0.2%
$2,000,000		Delphi Automotive LLP	3.500%	05/17/17	$1,972,500

		TOTAL AUTOMOBILES & COMPONENTS			1,972,500

CAPITAL GOODS - 0.2%
1,989,987	i	TransDigm, Inc	4.000	02/14/17	1,941,790

		TOTAL CAPITAL GOODS			1,941,790

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
850,415	i,m	JohnsonDiversey, Inc	4.000	11/24/15	848,289

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			848,289

CONSUMER SERVICES - 0.6%
3,483,725	i	Burger King Corp	4.500	10/30/16	3,356,151
2,000,000		DineEquity, Inc	4.250	10/19/17	1,932,280

		TOTAL CONSUMER SERVICES			5,288,431

DIVERSIFIED FINANCIALS - 0.5%
2,500,000	h,i	Pinafore LLC	4.250	09/21/16	2,448,450
1,990,000	i	TransUnion LLC	4.750	02/10/18	1,937,763

		TOTAL DIVERSIFIED FINANCIALS			4,386,213

FOOD & STAPLES RETAILING - 0.3%
3,491,250	i	Del Monte Foods Co	4.500	02/15/18	3,238,134

		TOTAL FOOD & STAPLES RETAILING			3,238,134

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
2,193,033	i	Fresenius US Finance I, Inc	3.500	09/10/14	2,153,865
788,506	i	Fresenius US Finance I, Inc	3.500	09/10/14	774,423
3,000,000	i	HCA, Inc	3.619	05/01/18	2,812,890

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,741,178

MATERIALS - 0.3%
3,000,000	i	Ashland, Inc	3.750	05/31/18	2,973,750

		TOTAL MATERIALS			2,973,750

PHARMACEUTICALS, BIOTECHNNOLOGY & LIFE SCIENCES - 0.4%
2,000,000		Capsugel	5.250	08/15/18	1,963,220
1,994,975	i	NBTY, Inc	4.250	10/01/17	1,929,241

		TOTAL PHARMACEUTICALS, BIOTECHNNOLOGY & LIFE SCIENCES			3,892,461

RETAILING - 0.1%
1,000,000		Academy Ltd	6.000	07/18/18	954,580

		TOTAL RETAILING			954,580

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.1%
$985,012	i,m	IMS Health, Inc	4.500%	02/26/16	$964,386

		TOTAL SOFTWARE & SERVICES			964,386

		TOTAL BANK LOAN OBLIGATIONS			32,201,712
		(Cost $33,222,979)

BONDS - 95.5%

CORPORATE BONDS - 40.3%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000	g	Chrysler Group	8.000	06/15/19	780,000
1,000,000	g	Delphi Corp	5.880	05/15/19	930,000
500,000		Ford Motor Co	7.450	07/16/31	564,440
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	511,481

		TOTAL AUTOMOBILES & COMPONENTS			2,785,921

BANKS - 4.8%
610,000	g	Akbank TAS	5.130	07/22/15	588,650
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	450,000
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	427,500
650,000	g	Banco Bradesco S.A.	4.130	05/16/16	646,750
1,340,000	g	Banco de Credito del Peru	4.750	03/16/16	1,293,100
750,000		Banco de Oro Unibank, Inc	3.880	04/22/16	698,898
250,000	g	Banco do Brasil S.A.	5.380	01/15/21	241,250
500,000	g	Banco do Brasil S.A.	5.880	01/26/22	476,250
365,000		BanColombia S.A.	6.130	07/26/20	357,244
815,000	g	BanColombia S.A.	5.950	06/03/21	788,513
235,000		Bank of America Corp	4.880	01/15/13	234,181
25,000		Bank of America Corp	4.900	05/01/13	24,793
1,250,000		Bank of America Corp	3.630	03/17/16	1,137,889
3,000,000		Bank of America Corp	3.750	07/12/16	2,729,432
650,000		Bank of America Corp	5.300	03/15/17	587,053
25,000		Bank of America Corp	6.000	09/01/17	24,053
350,000		Bank of America Corp	5.750	12/01/17	328,251
100,000		Bank of America Corp	5.000	05/13/21	89,215
375,000		Bank of New York Mellon Corp	4.300	05/15/14	404,610
275,000		Bank of New York Mellon Corp	5.450	05/15/19	317,740
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,511,180
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,882,209
150,000		BB&T Corp	3.850	07/27/27	153,403
500,000	g	BBVA Bancomer S.A.	4.500	03/10/16	465,000
250,000		Capital One Bank USA NA	8.800	07/15/19	294,529
350,000		Capital One Capital V	8.880	05/15/40	355,156
575,000		Capital One Financial Corp	3.150	07/15/16	569,243
625,000		Citigroup, Inc	6.000	12/13/13	656,481
285,000		Citigroup, Inc	5.000	09/15/14	279,516
4,550,000		Citigroup, Inc	3.950	06/15/16	4,539,175
300,000		Citigroup, Inc	6.130	05/15/18	321,781
395,000		Citigroup, Inc	5.380	08/09/20	409,227

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000		Citigroup, Inc	6.880%	03/05/38	$570,006
275,000		Citigroup, Inc	8.130	07/15/39	329,640
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	2,063,165
250,000		Deutsche Bank AG	3.880	08/18/14	255,149
345,000		Discover Bank	7.000	04/15/20	365,682
200,000		First Horizon National Corp	5.380	12/15/15	202,429
250,000		Golden West Financial Corp	4.750	10/01/12	257,488
500,000	g	HSBC Bank plc	4.130	08/12/20	495,115
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	243,104
618,000	g	ICICI Bank Ltd	5.500	03/25/15	615,524
500,000	g	ICICI Bank Ltd	4.750	11/25/16	478,033
30,000		JPMorgan Chase & Co	4.650	06/01/14	31,759
335,000		JPMorgan Chase & Co	5.130	09/15/14	352,804
50,000		JPMorgan Chase & Co	3.400	06/24/15	50,789
1,975,000		JPMorgan Chase & Co	3.450	03/01/16	1,983,145
1,600,000		JPMorgan Chase & Co	3.150	07/05/16	1,589,610
1,330,000		JPMorgan Chase & Co	4.250	10/15/20	1,333,152
475,000		JPMorgan Chase & Co	5.500	10/15/40	502,119
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	241,900
500,000		Regions Financial Corp	6.380	05/15/12	505,000
500,000	g	Shinhan Bank	4.130	10/04/16	487,214
500,000	i	Shinhan Bank	5.660	03/02/35	471,981
500,000	g,i	Standard Chartered plc	6.410	12/30/49	422,343
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	128,908
750,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	697,500
500,000	g	Turkiye Is Bankasi	5.100	02/01/16	482,500
100,000		Union Bank of California NA	5.950	05/11/16	110,108
125,000		USB Capital XIII Trust	6.630	12/15/39	125,541
375,000		Wachovia Bank NA	4.800	11/01/14	400,140
350,000		Wachovia Bank NA	5.850	02/01/37	363,670
500,000		Wells Fargo & Co	3.680	06/15/16	520,313
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	1,927,772
200,000		Zions Bancorporation	7.750	09/23/14	210,844

		TOTAL BANKS			45,096,719

CAPITAL GOODS - 1.8%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,002,500
250,000		Alliant Techsystems, Inc	6.880	09/15/20	250,000
100,000		Black & Decker Corp	8.950	04/15/14	117,270
1,200,000		Caterpillar, Inc	1.380	05/27/14	1,208,009
780,000		Caterpillar, Inc	5.200	05/27/41	911,506
150,000		CRH America, Inc	4.130	01/15/16	151,028
1,600,000		Danaher Corp	1.300	06/23/14	1,618,512
750,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	660,000
75,000		General Electric Co	5.250	12/06/17	83,330
265,000		Goodrich Corp	6.130	03/01/19	319,072
500,000		Harsco Corp	5.130	09/15/13	535,296
837,500	g	Huntington Ingalls	6.880	03/15/18	778,875
630,000	g	Myriad International Holding BV	6.380	07/28/17	653,625
2,000,000		Pentair, Inc	5.000	05/15/21	2,088,660
500,000		Seagate HDD Cayman	6.880	05/01/20	460,000
1,420,000	g	Seagate HDD Cayman	7.000	11/01/21	1,306,400

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$947,000	g,h	Sealed Air Corp	8.130%	09/15/19	$956,470
947,000	g,h	Sealed Air Corp	8.380	09/15/21	956,470
370,000	g	Sigma Alimentos S.A.	5.630	04/14/18	360,750
1,000,000		SPX Corp	6.880	09/01/17	1,025,000
500,000		TransDigm, Inc	7.750	12/15/18	508,749
145,000		Tyco International Finance S.A.	4.130	10/15/14	154,149
150,000		United Technologies Corp	6.050	06/01/36	190,187
200,000		United Technologies Corp	5.700	04/15/40	243,881

		TOTAL CAPITAL GOODS			16,539,739

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000		Corrections Corp of America	7.750	06/01/17	528,125
670,000		Republic Services, Inc	3.800	05/15/18	696,682
375,000		Republic Services, Inc	6.200	03/01/40	450,626
500,000		TRANS UNION LLC	11.380	06/15/18	543,750
365,000	g	VIP Finance Ireland Ltd	6.490	02/02/16	333,063
335,000		Waste Management, Inc	6.130	11/30/39	406,085

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,958,331

CONSUMER DURABLES & APPAREL - 0.7%
1,000,000	i	Hanesbrands, Inc	3.770	12/15/14	977,500
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,057,500
1,000,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,029,081
500,000		Phillips-Van Heusen Corp	7.380	05/15/20	521,250
400,000		Whirlpool Corp	8.000	05/01/12	415,379
1,100,000		Whirlpool Corp	8.600	05/01/14	1,254,646
525,000		Xerox Corp	8.250	05/15/14	597,705
150,000		Xerox Corp	4.500	05/15/21	150,017

		TOTAL CONSUMER DURABLES & APPAREL			6,003,078

CONSUMER SERVICES - 0.7%
795,000	g	American Casinos Inc.	7.500	04/15/21	769,163
1,000,000		DineEquity, Inc	9.500	10/30/18	992,500
1,000,000		Marina District Finance Co, Inc	9.500	10/15/15	902,500
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,060,000
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	952,500
580,000	g	Transnet Ltd	4.500	02/10/16	595,978
1,000,000		Wendys	10.000	07/15/16	1,052,500
500,000		Wynn Las Vegas LLC	7.880	11/01/17	523,750

		TOTAL CONSUMER SERVICES			6,848,891

DIVERSIFIED FINANCIALS - 5.3%
675,000		Abbey National Treasury Services plc	4.000	04/27/16	623,120
175,000		American Express Co	7.000	03/19/18	207,030
600,000		American Express Co	8.130	05/20/19	757,267
1,000,000		American Express Credit Corp	5.880	05/02/13	1,060,506
225,000		Ameriprise Financial, Inc	5.300	03/15/20	248,701
500,000		Axiata SPV1 (Labuan) Ltd	5.380	04/28/20	522,610
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	497,500
750,000	g	Bangkok Bank PCL	4.800	10/18/20	714,171
500,000	g	Banque PSA Finance	3.380	04/04/14	484,354
250,000		Barclays Bank plc	5.200	07/10/14	255,670

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		BlackRock, Inc	3.500%	12/10/14	$531,291
1,350,000		BlackRock, Inc	4.250	05/24/21	1,406,557
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	798,750
300,000		Countrywide Financial Corp	6.250	05/15/16	264,759
1,000,000		Credit Suisse	5.500	05/01/14	1,057,145
250,000		Credit Suisse AG.	5.400	01/14/20	240,177
200,000		Eaton Vance Corp	6.500	10/02/17	228,141
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	509,939
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	989,499
225,000		General Electric Capital Corp	2.800	01/08/13	228,873
850,000		General Electric Capital Corp	1.880	09/16/13	853,907
2,700,000		General Electric Capital Corp	5.500	06/04/14	2,927,172
455,000		General Electric Capital Corp	4.380	09/16/20	462,986
2,000,000		General Electric Capital Corp	5.300	02/11/21	2,074,801
400,000		General Electric Capital Corp	6.880	01/10/39	459,096
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	310,000
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	615,919
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	617,452
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	244,771
2,590,000		Goldman Sachs Group, Inc	3.630	02/07/16	2,521,558
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	195,286
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	136,314
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	343,029
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	486,209
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,204,412
200,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	202,386
200,000	g	International Lease Finance Corp	6.500	09/01/14	200,000
150,000		International Lease Finance Corp	8.630	09/15/15	148,875
2,070,000		International Lease Finance Corp	5.750	05/15/16	1,839,845
115,000	g	Inversiones CMPC S.A.	4.750	01/19/18	116,251
2,000,000		Jefferies Group, Inc	5.130	04/13/18	1,873,007
100,000		Jefferies Group, Inc	6.250	01/15/36	90,713
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,731,692
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
250,000		Lloyds TSB Bank plc	6.380	01/21/21	246,481
500,000	g	Majapahit Holding BV	7.880	06/29/37	540,000
275,000		MBNA Corp	6.130	03/01/13	275,277
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,635,194
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	775,636
700,000		MF Global Holdings Ltd	6.250	08/08/16	661,143
1,000,000		Morgan Stanley	2.880	07/28/14	952,937
500,000		Morgan Stanley	5.380	10/15/15	496,019
2,250,000		Morgan Stanley	3.800	04/29/16	2,074,342
900,000		Morgan Stanley	5.450	01/09/17	868,120
725,000		Morgan Stanley	7.300	05/13/19	747,131
220,000		Morgan Stanley	5.630	09/23/19	206,376
500,000		Morgan Stanley	5.750	01/25/21	460,034
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	254,777
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	175,237
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	431,641
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	359,216
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	521,250

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Odebrecht Finance Ltd	6.000%	04/05/23	$465,000
250,000		PCCW-HKT Capital No 4 Ltd	4.250	02/24/16	260,211
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	528,660
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	841,750
350,000	g	RCI Banque S.A.	3.400	04/11/14	339,171
450,000		State Street Corp	4.300	05/30/14	485,476
500,000		Susser Holdings LLC	8.500	05/15/16	520,625
425,000		Toronto-Dominion Bank	2.500	07/14/16	436,229
1,000,000		UBS AG.	2.250	01/28/14	974,463
250,000		UBS AG.	4.880	08/04/20	240,724
450,000	g	Waha Aerospace BV	3.930	07/28/20	462,375

		TOTAL DIVERSIFIED FINANCIALS			48,517,286

ENERGY - 4.8%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	185,604
260,000		Anadarko Petroleum Corp	6.450	09/15/36	275,025
250,000		Apache Corp	5.100	09/01/40	278,899
500,000		Arch Coal, Inc	8.750	08/01/16	530,000
833,000	g	Arch Coal, Inc	7.000	06/15/19	791,350
237,000		Arch Western Finance LLC	6.750	07/01/13	236,408
350,000	g	Baker Hughes, Inc	3.200	08/15/21	352,709
125,000		Baker Hughes, Inc	5.130	09/15/40	143,113
525,000		BP Capital Markets plc	3.130	03/10/12	529,857
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,076,735
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,131,967
275,000		Burlington Resources Finance Co	7.200	08/15/31	375,355
250,000		Chesapeake Energy Corp	7.630	07/15/13	261,875
250,000		Chesapeake Energy Corp	6.500	08/15/17	258,750
1,000,000		Chesapeake Energy Corp	6.630	08/15/20	1,030,000
525,000		Chesapeake Energy Corp	6.130	02/15/21	528,938
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	518,750
575,000		ConocoPhillips	6.500	02/01/39	762,478
500,000		Consol Energy Inc	8.250	04/01/20	526,250
500,000		Devon Energy Corp	5.600	07/15/41	576,399
750,000		Drummond Co, Inc	7.380	02/15/16	759,375
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	548,935
100,000		EnCana Corp	6.630	08/15/37	115,417
500,000		Encore Acquisition Co	9.500	05/01/16	540,000
425,000		Enterprise Products Operating LLC	4.600	08/01/12	436,093
275,000		Enterprise Products Operating LLC	5.600	10/15/14	300,988
75,000		Enterprise Products Operating LLC	5.000	03/01/15	81,472
115,000		Enterprise Products Operating LLC	6.130	10/15/39	125,210
135,000		Enterprise Products Operating LLC	5.950	02/01/41	144,813
850,000		Enterprise Products Operating LLC	5.700	02/15/42	894,373
350,000		EOG Resources, Inc	4.100	02/01/21	374,388
350,000	g	Gaz Capital S.A.	5.090	11/29/15	343,000
500,000		Gaz Capital S.A.	6.210	11/22/16	503,750
320,000		Gaz Capital S.A.	6.510	03/07/22	313,600
175,000		Hess Corp	8.130	02/15/19	225,560
285,000		Hess Corp	6.000	01/15/40	325,032
425,000	g	James River Escrow	7.880	04/01/19	357,000
715,000	g	KMG Finance Sub BV	6.380	04/09/21	693,550

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,005,000	g	Lukoil International Finance BV	6.130%	11/09/20	$934,650
500,000		Lyondell Chemical Co	11.000	05/01/18	540,000
750,000	g	Marathon Petroleum Corp	3.500	03/01/16	773,239
500,000	g	Marathon Petroleum Corp	5.130	03/01/21	520,691
275,000		MarkWest Energy Partners LP	6.750	11/01/20	279,125
2,000,000		Newfield Exploration Co	6.630	04/15/16	2,019,999
300,000		Newfield Exploration Co	5.750	01/30/22	296,625
875,000		Niska Gas Storage US	8.880	03/15/18	866,250
125,000		Noble Holding International Ltd	3.450	08/01/15	131,409
350,000		Noble Holding International Ltd	4.900	08/01/20	376,492
750,000	g	Novatek Finance Ltd	6.600	02/03/21	722,813
1,400,000		Occidental Petroleum Corp	1.750	02/15/17	1,389,475
350,000		Occidental Petroleum Corp	4.100	02/01/21	379,671
500,000		Peabody Energy Corp	7.380	11/01/16	549,375
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	108,250
150,000		Pemex Project Funding Master Trust	6.630	06/15/35	160,875
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	134,375
675,000	g	Pertamina PT	5.250	05/23/21	648,000
500,000	g	Pertamina PT	6.500	05/27/41	475,000
230,000		Petrobras International Finance Co	3.880	01/27/16	228,160
500,000		Petrobras International Finance Co	7.880	03/15/19	580,000
494,000		Petrobras International Finance Co	6.880	01/20/40	521,170
100,000		Petroleos Mexicanos	8.000	05/03/19	122,000
325,000		Petroleos Mexicanos	5.500	01/21/21	341,250
290,000		Petroleos Mexicanos	6.500	06/02/41	300,150
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	508,475
2,000,000		Precision Drilling Trust	6.630	11/15/20	1,950,000
500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	505,250
100,000		Range Resources Corp	7.250	05/01/18	106,500
500,000		Range Resources Corp	5.750	06/01/21	518,750
600,000		Regency Energy Partners LP	6.500	07/15/21	603,000
730,000	g	Reliance Holdings USA	4.500	10/19/20	669,836
1,000,000	g	SandRidge Energy, Inc	8.000	06/01/18	940,000
1,185,000	g	Schlumberger Investment S.A.	3.300	09/14/21	1,186,181
250,000		SEACOR Holdings, Inc	7.380	10/01/19	270,279
250,000		Shell International Finance BV	3.100	06/28/15	265,411
525,000		Shell International Finance BV	4.300	09/22/19	589,708
125,000		Shell International Finance BV	6.380	12/15/38	170,330
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,693,404
200,000		Statoil ASA	2.900	10/15/14	210,459
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	599,441
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	248,926
125,000		Vale Overseas Ltd	6.250	01/23/17	135,500
125,000		Vale Overseas Ltd	6.880	11/21/36	134,825
205,000		Vale Overseas Ltd	6.880	11/10/39	220,375
225,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	228,983
600,000		XTO Energy, Inc	6.250	04/15/13	649,883
300,000		XTO Energy, Inc	4.630	06/15/13	319,744

		TOTAL ENERGY			44,577,322

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.3%
$185,000		CVS Caremark Corp	3.250%	05/18/15	$194,702
50,000		CVS Caremark Corp	6.600	03/15/19	60,818
275,000		Delhaize Group S.A.	5.880	02/01/14	299,657
250,000		Delhaize Group S.A.	6.500	06/15/17	292,225
500,000		Ingles Markets, Inc	8.880	05/15/17	523,750
75,000		Kroger Co	5.000	04/15/13	78,826
50,000		Kroger Co	6.800	12/15/18	61,707
300,000		Stater Bros Holdings, Inc	7.380	11/15/18	306,000
295,000		Stater Brothers Holdings	7.750	04/15/15	300,900
1,045,000		SuperValu, Inc	8.000	05/01/16	987,526

		TOTAL FOOD & STAPLES RETAILING			3,106,111

FOOD, BEVERAGE & TOBACCO - 1.0%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	523,557
300,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	343,198
175,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	232,325
715,000	g	Blue Merger Sub, Inc	7.630	02/15/19	604,175
1,000,000	g	CCL Finance Ltd	9.500	08/15/14	1,114,999
500,000		Constellation Brands, Inc	8.380	12/15/14	548,750
350,000		General Mills, Inc	5.650	02/15/19	414,443
280,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	281,400
620,000		Kraft Foods, Inc	6.500	02/09/40	757,900
150,000		PepsiAmericas, Inc	5.750	07/31/12	156,479
25,000		PepsiAmericas, Inc	4.380	02/15/14	27,093
38,000		PepsiCo, Inc	7.900	11/01/18	50,562
1,590,000	g	Pernod-Ricard S.A.	5.750	04/07/21	1,742,724
550,000		Philip Morris International, Inc	6.880	03/17/14	624,156
100,000		Philip Morris International, Inc	6.380	05/16/38	128,913
500,000		Smithfield Foods, Inc	10.000	07/15/14	567,500
500,000		TreeHouse Foods, Inc	7.750	03/01/18	517,500

		TOTAL FOOD, BEVERAGE & TOBACCO			8,635,674

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
510,000		DaVita, Inc	6.380	11/01/18	489,600
435,000		DaVita, Inc	6.630	11/01/20	417,600
800,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	772,000
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	442,000
500,000		HCA, Inc	5.750	03/15/14	487,500
500,000		HCA, Inc	8.500	04/15/19	530,000
165,000		HCA, Inc	6.500	02/15/20	161,288
500,000		HCA, Inc	7.880	02/15/20	517,500
500,000		Healthsouth Corp	7.250	10/01/18	475,000
500,000		Healthsouth Corp	7.750	09/15/22	453,750
1,500,000		LifePoint Hospitals, Inc	6.630	10/01/20	1,477,500
228,000		McKesson Corp	3.250	03/01/16	240,373
275,000		Medtronic, Inc	4.750	09/15/15	308,902
500,000		Quest Diagnostics, Inc	6.400	07/01/17	590,488
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	787,829
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	481,618
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	179,420
650,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	674,723

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,487,091

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$750,000	g	Hypermarcas S.A.	6.500%	04/20/21	$682,500
250,000		Procter & Gamble Co	5.550	03/05/37	321,862

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,004,362

INSURANCE - 1.4%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	304,275
240,000		Aetna, Inc	6.500	09/15/18	288,003
150,000		Aetna, Inc	6.630	06/15/36	190,364
375,000		Allstate Corp	7.450	05/16/19	458,404
500,000		American International Group, Inc	3.650	01/15/14	487,517
400,000		Chubb Corp	6.000	05/11/37	472,266
80,000		CIGNA Corp	5.130	06/15/20	86,991
1,000,000		CIGNA Corp	4.500	03/15/21	1,035,958
250,000		Genworth Financial, Inc	7.200	02/15/21	212,463
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	528,125
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	511,882
275,000		Hartford Financial Services Group, Inc	6.630	03/30/40	257,533
250,000		Lincoln National Corp	7.000	06/15/40	257,847
1,500,000		Markel Corp	5.350	06/01/21	1,530,729
550,000		Metlife, Inc	5.000	06/15/15	602,535
525,000		Metlife, Inc	6.750	06/01/16	603,816
275,000		Metlife, Inc	5.700	06/15/35	293,974
600,000	g	Principal Life Global Funding I	5.130	10/15/13	639,497
650,000		Prudential Financial, Inc	6.200	11/15/40	667,739
300,000	g	Prudential Funding LLC	6.750	09/15/23	347,815
300,000		Travelers Cos, Inc	5.800	05/15/18	345,594
75,000		Travelers Cos, Inc	5.900	06/02/19	87,391
100,000		Unum Group	5.630	09/15/20	110,156
275,000		WellPoint, Inc	5.850	01/15/36	316,115
2,000,000		Willis Group Holdings plc	4.130	03/15/16	2,033,027
150,000		WR Berkley Corp	5.380	09/15/20	153,925

		TOTAL INSURANCE			12,823,941

MATERIALS - 3.6%
300,000		3M Co	5.700	03/15/37	392,433
500,000	g	Adaro Indonesia PT	7.630	10/22/19	490,000
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	365,605
75,000		Airgas, Inc	4.500	09/15/14	79,962
250,000		Airgas, Inc	7.130	10/01/18	268,071
1,000,000		Albemarle Corp	4.500	12/15/20	1,077,341
1,500,000		Alcoa, Inc	5.400	04/15/21	1,453,538
500,000	g	ALROSA Finance S.A.	7.750	11/03/20	471,250
325,000	g	Anglo American Capital plc	4.450	09/27/20	325,522
560,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	548,644
645,000	g	Aperam	7.380	04/01/16	567,600
1,000,000		ArcelorMittal	3.750	02/01/16	919,502
500,000		ArcelorMittal	9.850	06/01/19	566,536
500,000		ArcelorMittal	7.000	10/15/39	445,936
1,000,000		ArcelorMittal	6.750	03/01/41	864,204
537,000		Ball Corp	7.130	09/01/16	563,850
120,000		Ball Corp	7.380	09/01/19	126,600

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Ball Corp	5.750%	05/15/21	$972,500
850,000		Barrick North America Finance LLC	4.400	05/30/21	871,621
750,000	g	Braskem America Finance Co	7.130	07/22/41	684,375
250,000	g	Braskem SA	7.000	05/07/20	253,750
1,500,000		Celanese US Holdings LLC	6.630	10/15/18	1,550,625
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	362,500
777,500	g	Cemex SAB de C.V.	9.000	01/11/18	526,756
1,500,000		CF Industries, Inc	7.130	05/01/20	1,708,126
825,000	g	China Liansu Group Holdings Ltd	7.880	05/13/16	602,250
500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	486,953
325,000	g	CommScope, Inc	8.250	01/15/19	316,875
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	795,293
1,385,000	g	Crown Americas LLC	6.250	02/01/21	1,385,000
1,179,000		Dow Chemical Co	8.550	05/15/19	1,510,252
250,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	223,750
500,000	g	Fibria Overseas Finance Ltd	7.500	05/04/20	470,000
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	470,000
500,000	g	Fufeng Group Ltd	7.630	04/13/16	350,000
750,000	g	Georgia Gulf Corp	9.000	01/15/17	757,500
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	829,005
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,043,250
250,000		International Paper Co	7.300	11/15/39	280,925
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	441,350
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	253,694
445,000		Novelis, Inc	8.380	12/15/17	440,550
500,000	g	Polymer Group, Inc	7.750	02/01/19	498,750
500,000	g	POSCO	4.250	10/28/20	465,437
200,000	g	POSCO	5.250	04/14/21	198,076
200,000		Praxair, Inc	5.250	11/15/14	224,650
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,446,747
250,000	g	Sappi Papier Holding AG.	6.630	04/15/21	212,500
500,000		Silgan Holdings, Inc	7.250	08/15/16	517,500
720,000	g	Sinochem Corp	6.300	11/12/40	666,022
1,000,000		Solutia, Inc	8.750	11/01/17	1,065,000
500,000		Solutia, Inc	7.880	03/15/20	526,250
130,000		Teck Resources Ltd	9.750	05/15/14	154,081
125,000		Teck Resources Ltd	6.000	08/15/40	128,650
500,000		Verso Paper Holdings LLC	11.380	08/01/16	362,500

		TOTAL MATERIALS			33,579,657

MEDIA - 2.1%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	982,500
1,000,000		Cablevision Systems Corp	8.630	09/15/17	1,041,250
200,000		CBS Corp	4.300	02/15/21	201,095
1,100,000		CCO Holdings LLC	7.000	01/15/19	1,067,000
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,228,500
1,462,000		Cinemark USA, Inc	8.630	06/15/19	1,505,859
250,000		Comcast Corp	5.650	06/15/35	261,707
250,000		Comcast Corp	6.400	03/01/40	290,947
696,000		CSC Holdings LLC	8.500	04/15/14	750,810
170,000		DIRECTV Holdings LLC	3.500	03/01/16	175,410
750,000		DIRECTV Holdings LLC	7.630	05/15/16	806,250

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Echostar DBS Corp	6.630%	10/01/14	$1,011,250
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	263,750
1,000,000		Lamar Media Corp	9.750	04/01/14	1,102,500
187,000		Lamar Media Corp	6.630	08/15/15	183,728
2,935,000		Lamar Media Corp	7.880	04/15/18	2,934,999
100,000		NBC Universal Media LLC	5.150	04/30/20	109,658
2,000,000		NBC Universal Media LLC	4.380	04/01/21	2,054,271
100,000		News America, Inc	7.250	05/18/18	116,343
125,000		News America, Inc	7.630	11/30/28	150,485
90,000		News America, Inc	6.550	03/15/33	97,638
250,000		News America, Inc	6.200	12/15/34	267,627
325,000		News America, Inc	6.650	11/15/37	357,235
250,000		News America, Inc	6.900	08/15/39	284,714
963,000		Nielsen Finance LLC	7.750	10/15/18	982,260
350,000		Time Warner Cable, Inc	8.750	02/14/19	447,886
625,000		Time Warner Cable, Inc	8.250	04/01/19	782,641
250,000		Time Warner, Inc	3.150	07/15/15	258,578
1,000,000		Time Warner, Inc	4.700	01/15/21	1,045,230
275,000		Time Warner, Inc	6.500	11/15/36	312,178
125,000		Viacom, Inc	4.380	09/15/14	133,565

		TOTAL MEDIA			21,207,864

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
1,000,000		Amgen, Inc	2.300	06/15/16	1,023,856
350,000		Amgen, Inc	3.450	10/01/20	360,711
350,000		Amgen, Inc	4.100	06/15/21	376,733
325,000		Eli Lilly & Co	3.550	03/06/12	329,107
1,079,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,083,046
1,000,000		Gilead Sciences, Inc	4.500	04/01/21	1,077,801
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	302,313
250,000		Merck & Co, Inc	3.880	01/15/21	271,859
1,000,000	g	Mylan, Inc	7.630	07/15/17	1,040,000
1,000,000	g	Mylan, Inc	7.880	07/15/20	1,045,000
910,000		NBTY, Inc	9.000	10/01/18	931,613
135,000		Novartis Capital Corp	4.130	02/10/14	145,160
150,000		Novartis Capital Corp	2.900	04/24/15	158,746
175,000		Pfizer, Inc	5.350	03/15/15	199,375
2,000,000		Sanofi-Aventis S.A.	2.630	03/29/16	2,069,185
220,000		Schering-Plough Corp	6.550	09/15/37	309,150
1,055,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	971,919
555,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	491,175

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,186,749

REAL ESTATE - 1.2%
750,000	g	Agile Property Holdings Ltd	8.880	04/28/17	540,000
100,000		AMB Property LP	7.630	08/15/14	108,944
150,000		AMB Property LP	4.500	08/15/17	141,142
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	108,337
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,207,581
170,000		Camden Property Trust	4.630	06/15/21	169,029
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	912,148
500,000		Developers Diversified Realty Corp	7.880	09/01/20	529,668

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$835,000		DuPont Fabros Technology LP	8.500%	12/15/17	$864,225
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,247
595,000		HCP, Inc	3.750	02/01/16	588,008
835,000		Health Care REIT, Inc	3.630	03/15/16	814,116
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	195,655
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,880,610
1,000,000	g	Host Hotels & Resorts LP	5.880	06/15/19	955,000
125,000		Kilroy Realty Corp	5.000	11/03/15	129,761
250,000		Kilroy Realty LP	4.800	07/15/18	241,171
300,000		National Retail Properties, Inc	5.500	07/15/21	304,921
150,000		Regency Centers LP	5.250	08/01/15	161,041
25,000		Regency Centers LP	5.880	06/15/17	27,036
25,000		Simon Property Group LP	5.250	12/01/16	27,233
210,000		Simon Property Group LP	10.350	04/01/19	280,898
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	212,241
750,000	g	Yanlord Land Group Ltd	10.630	03/29/18	487,500

		TOTAL REAL ESTATE			10,913,512

RETAILING - 1.2%
1,900,000		Amerigas Partners LP	6.500	05/20/21	1,833,499
1,500,000		Ferrellgas LP	6.500	05/01/21	1,275,000
500,000		Hanesbrands, Inc	6.380	12/15/20	485,000
175,000		Home Depot, Inc	5.880	12/16/36	203,734
500,000		Home Depot, Inc	5.950	04/01/41	594,672
750,000	g	Hyva Global BV	8.630	03/24/16	592,500
1,500,000		Limited Brands, Inc	7.000	05/01/20	1,574,999
625,000		Limited Brands, Inc	6.630	04/01/21	629,688
805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	883,507
525,000		O’Reilly Automotive, Inc	4.630	09/15/21	530,206
1,500,000	g	QVC, Inc	7.130	04/15/17	1,567,500
250,000		Staples, Inc	9.750	01/15/14	289,762
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	285,675

		TOTAL RETAILING			10,745,742

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
100,000		Broadcom Corp	1.500	11/01/13	100,195
250,000		Broadcom Corp	2.380	11/01/15	252,248

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			352,443

SOFTWARE & SERVICES - 0.2%
100,000		Fidelity National Information Services, Inc	7.630	07/15/17	104,000
250,000		International Business Machines Corp	1.000	08/05/13	251,802
165,000		Microsoft Corp	0.880	09/27/13	166,073
200,000		Oracle Corp	5.750	04/15/18	238,287
185,000	g	Oracle Corp	3.880	07/15/20	196,406
500,000		SunGard Data Systems, Inc	4.880	01/15/14	493,750
1,000,000		SunGard Data Systems, Inc	7.380	11/15/18	929,999

		TOTAL SOFTWARE & SERVICES			2,380,317

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
785,000		Brocade Communications Systems, Inc	6.630	01/15/18	798,738
287,000		Brocade Communications Systems, Inc	6.880	01/15/20	293,099

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$475,000		Hewlett-Packard Co	4.250%	02/24/12	$481,357
350,000		Hewlett-Packard Co	4.750	06/02/14	376,033
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,008,339
1,910,000		Jabil Circuit, Inc	5.630	12/15/20	1,862,249
250,000		L-3 Communications Corp	6.380	10/15/15	255,313
145,000		L-3 Communications Corp	5.200	10/15/19	152,993
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,043,492
500,000		NII Capital Corp	7.630	04/01/21	496,250
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	513,816
1,472,000	g	Pinafore LLC	9.000	10/01/18	1,508,799
500,000		Scientific Games Corp	8.130	09/15/18	491,250
814,000		Scientific Games Corp	9.250	06/15/19	820,105
500,000	g	Seagate Technology HDD Holdings	7.750	12/15/18	490,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,591,833

TELECOMMUNICATION SERVICES - 2.1%
250,000		America Movil SAB de C.V.	6.130	03/30/40	260,000
2,250,000		AT&T, Inc	2.950	05/15/16	2,321,774
275,000		AT&T, Inc	6.150	09/15/34	307,776
800,000		AT&T, Inc	6.300	01/15/38	916,421
246,000		AT&T, Inc	5.350	09/01/40	257,145
85,000		BellSouth Corp	6.550	06/15/34	98,551
550,000		Cellco Partnership	8.500	11/15/18	732,898
500,000		Cricket Communications, Inc	7.750	05/15/16	501,875
200,000		Equinix, Inc	7.000	07/15/21	199,250
250,000		France Telecom S.A.	2.130	09/16/15	247,443
440,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	447,700
300,000	g	Indosat Palapa Co	7.380	07/29/20	297,000
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	867,500
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	510,000
390,000	g	MTS International Funding Ltd	8.630	06/22/20	386,100
570,000	g	Qtel International Finance	4.750	02/16/21	569,288
500,000		Qwest Communications International, Inc	7.130	04/01/18	490,000
825,000		Syniverse Holdings, Inc	9.130	01/15/19	808,500
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	75,152
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	75,195
1,000,000		Telefonica Emisiones SAU	3.990	02/16/16	951,524
610,000		Telefonica Emisiones SAU	5.130	04/27/20	568,122
250,000		Telefonica Emisiones SAU	5.460	02/16/21	237,395
370,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	353,767
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	535,000
1,175,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,116,249
275,000		Verizon Communications, Inc	5.250	04/15/13	292,355
210,000		Verizon Communications, Inc	8.750	11/01/18	281,218
225,000		Verizon Communications, Inc	8.950	03/01/39	347,501
250,000		Verizon Communications, Inc	6.000	04/01/41	303,867
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	2,231,939
275,000		Verizon Virginia, Inc	4.630	03/15/13	287,418
750,000	g	Vimpelcom Holdings	7.500	03/01/22	603,750
500,000		Virgin Media Finance plc	9.500	08/15/16	540,000
500,000		Virgin Media Secured Finance plc	5.250	01/15/21	538,053
400,000		Windstream Corp	7.750	10/15/20	390,000

		TOTAL TELECOMMUNICATION SERVICES			19,947,726

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 1.2%
$655,000	g	Asciano Finance	5.000%	04/07/18	$669,723
750,000	g	Bombardier, Inc	7.500	03/15/18	791,250
600,000	g	Bombardier, Inc	7.750	03/15/20	639,000
500,000		Bristow Group, Inc	7.500	09/15/17	515,000
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	183,703
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,176,446
1,000,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,072,099
2,000,000		Delta Air Lines, Inc	5.300	04/15/19	1,960,000
150,000		Embraer Overseas Ltd	6.380	01/15/20	162,750
500,000		Hertz Corp	7.500	10/15/18	477,500
1,000,000		Hertz Corp	7.380	01/15/21	913,750
625,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	614,063
300,000		Norfolk Southern Corp	5.590	05/17/25	345,323
640,000	g	TAM Capital 3, Inc	8.380	06/03/21	588,800
275,000		Union Pacific Corp	6.500	04/15/12	282,829
262,000	g	Union Pacific Corp	4.160	07/15/22	279,606
500,000		Union Pacific Corp	4.750	09/15/41	513,607

		TOTAL TRANSPORTATION			11,185,449

UTILITIES - 3.6%
500,000		AES Corp	7.750	03/01/14	510,000
1,750,000		AES Corp	8.000	10/15/17	1,758,750
500,000		AES El Salvador Trust	6.750	02/01/16	487,500
305,000	g	AES Gener S.A.	5.250	08/15/21	295,234
350,000		AGL Capital Corp	5.250	08/15/19	394,117
365,000		Alliant Energy Corp	4.000	10/15/14	380,130
250,000		Atmos Energy Corp	8.500	03/15/19	337,580
1,000,000	g	Calpine Corp	7.250	10/15/17	965,000
750,000	g	Calpine Corp	7.500	02/15/21	716,250
705,000	g	Calpine Corp	7.880	01/15/23	680,325
190,000		Carolina Power & Light Co	5.130	09/15/13	205,230
250,000		Carolina Power & Light Co	5.300	01/15/19	294,884
275,000		Carolina Power & Light Co	5.700	04/01/35	327,017
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	225,291
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	341,732
300,000		CenterPoint Energy Resources Corp	5.850	01/15/41	326,738
375,000	g	Comision Federal Electricidad	4.880	05/26/21	376,875
1,895,000		Commonwealth Edison Co	4.000	08/01/20	1,999,015
200,000		Commonwealth Edison Co	5.900	03/15/36	239,577
200,000		Connecticut Light & Power Co	5.500	02/01/19	235,837
575,000		Crosstex Energy, Inc	8.880	02/15/18	589,375
405,000		Dominion Resources, Inc	4.450	03/15/21	440,533
300,000		Dominion Resources, Inc	4.900	08/01/41	310,536
500,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	482,500
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	220,921
1,000,000		Duke Energy Corp	3.950	09/15/14	1,062,328
300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	313,147
1,665,000		Great Plains Energy, Inc	4.850	06/01/21	1,753,049
250,000		Indiana Michigan Power Co	7.000	03/15/19	308,600

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Integrys Energy Group, Inc	4.170%	11/01/20	$128,731
500,000		Intergas Finance BV	6.380	05/14/17	514,375
100,000	g	Kansas Gas & Electric	6.700	06/15/19	123,100
270,000	g	Kazatomprom	6.250	05/20/15	272,025
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,025,962
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	195,465
870,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	868,123
350,000		LG&E and KU Energy LLC	3.750	11/15/20	338,733
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	294,164
250,000		National Fuel Gas Co	5.250	03/01/13	262,435
250,000		Nevada Power Co	6.650	04/01/36	331,529
150,000		Nevada Power Co	5.380	09/15/40	173,804
1,000,000		Nevada Power Co	5.450	05/15/41	1,172,812
2,000,000		NRG Energy, Inc	7.380	01/15/17	2,062,499
50,000		ONEOK Partners LP	5.900	04/01/12	51,104
325,000		Pacific Gas & Electric Co	8.250	10/15/18	432,922
150,000		PacifiCorp	6.000	01/15/39	189,294
250,000		Pepco Holdings, Inc	2.700	10/01/15	253,332
500,000		PG&E Corp	5.750	04/01/14	548,270
50,000		Potomac Electric Power Co	7.900	12/15/38	75,977
275,000		Progress Energy, Inc	7.050	03/15/19	341,994
550,000		Public Service Co of Colorado	4.750	08/15/41	611,211
400,000		Public Service Co of Oklahoma	5.150	12/01/19	444,119
1,750,000		Questar Market Resources, Inc	6.880	03/01/21	1,828,750
500,000		Sabine Pass LNG LP	7.500	11/30/16	462,500
150,000		San Diego Gas & Electric Co	3.000	08/15/21	151,559
300,000		San Diego Gas & Electric Co	5.350	05/15/40	368,632
1,000,000	g	Texas Competitive Electric Holdings Co LLC	11.500	10/01/20	800,000
175,000		Veolia Environnement	5.250	06/03/13	184,083
225,000		Williams Partners LP	3.800	02/15/15	234,753
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,048,285
300,000		Xcel Energy, Inc	4.800	09/15/41	317,269
850,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	821,799

		TOTAL UTILITIES			33,507,681

		TOTAL CORPORATE BONDS			374,983,439
		(Cost $373,592,026)

GOVERNMENT BONDS - 44.4%

AGENCY SECURITIES - 1.1%
		Federal Farm Credit Bank (FFCB)
1,000,000		FFCB	1.380	06/25/13	1,017,741
		Federal Home Loan Mortgage Corp (FHLMC)
415,000		FHLMC	2.500	04/23/14	435,683
1,632,968		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,881,800
500,000		Egypt Government AID Bonds	4.450	09/15/15	565,310
2,000,000		GMAC, Inc	2.200	12/19/12	2,044,126
2,000,000		New York Community Bank	3.000	12/16/11	2,012,018
2,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	2,014,158
1,500,000	i	Structured Asset Securities Corp	0.710	07/25/35	604,557

		TOTAL AGENCY SECURITIES			10,575,393

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 6.2%
$500,000	g	Arab Republic of Egypt	6.880%	04/30/40	$457,500
6,450,000	g	Bank of Montreal	2.630	01/25/16	6,735,115
500,000		Brazilian Government International Bond	4.880	01/22/21	534,500
500,000		Brazilian Government International Bond	5.630	01/07/41	538,750
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,076,032
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,832,896
215,000		Chile Government International Bond	3.880	08/05/20	224,138
84,000,000		Chile Government International Bond	5.500	08/05/20	169,794
475,000		Colombia Government International Bond	4.380	07/12/21	484,500
430,000	g	Croatia Government International Bond	6.630	07/14/20	409,575
540,000	g	Croatia Government International Bond	6.380	03/24/21	498,150
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	267,800
870,000	g	Dominican Republic International Bond	7.500	05/06/21	848,250
350,000		Eksportfinans ASA	5.000	02/14/12	355,426
648,000		Eksportfinans ASA	2.000	09/15/15	661,412
1,050,000	g	El Salvador Government International Bond	7.630	02/01/41	1,008,000
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	785,780
275,000		European Investment Bank	4.880	02/15/36	321,688
500,000		Export Development Canada	2.250	05/28/15	525,507
240,000		Export-Import Bank of Korea	3.750	10/20/16	234,091
525,000		Export-Import Bank of Korea	5.130	06/29/20	532,265
750,000		Export-Import Bank of Korea	4.380	09/15/21	706,468
100,000		Federative Republic of Brazil	6.000	01/17/17	114,150
361,111		Federative Republic of Brazil	8.000	01/15/18	426,653
500,000		Hungary Government International Bond	4.750	02/03/15	490,000
312,000		Hungary Government International Bond	6.380	03/29/21	303,576
824,000		Hungary Government International Bond	7.630	03/29/41	803,400
225,000		Italy Government International Bond	5.380	06/12/17	221,546
180,000		Italy Government International Bond	6.880	09/27/23	177,349
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	352,457
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	517,630
1,000,000	g	Lithuania Government International Bond	5.130	09/14/17	970,000
1,500,000		Mexican Bonos	6.500	06/10/21	108,146
2,800,000		Mexico Government International Bond	8.000	12/19/13	215,331
150,000		Mexico Government International Bond	6.750	09/27/34	184,500
500,000		Mexico Government International Bond	6.050	01/11/40	565,000
575,000	g	National Bank of Canada	1.650	01/30/14	584,172
500,000		Panama Government International Bond	5.200	01/30/20	547,250
135,000		Peruvian Government International Bond	7.350	07/21/25	168,075
500,000		Philippine Government International Bond	5.500	03/30/26	523,125
420,000		Poland Government International Bond	3.880	07/16/15	425,670
1,333,000		Poland Government International Bond	5.130	04/21/21	1,329,668
440,000	g	Portugal Government International Bond	3.500	03/25/15	309,412
750,000		Province of British Columbia Canada	2.850	06/15/15	799,671
500,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	365,000
600,000		Province of Manitoba Canada	5.000	02/15/12	609,775
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,514,843
500,000		Province of Ontario Canada	2.950	02/05/15	528,536
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,838,969
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,179,729

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Province of Ontario Canada	1.600%	09/21/16	$1,995,439
620,000		Province of Quebec Canada	4.630	05/14/18	718,997
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,068,200
3,000,000		Province of Quebec Canada	2.750	08/25/21	2,972,210
500,000		Qatar Government International Bond	5.250	01/20/20	550,000
750,000	g	Republic of Ghana	8.500	10/04/17	783,750
150,000		Republic of Hungary	6.250	01/29/20	145,500
770,000	g	Republic of Indonesia	4.880	05/05/21	777,700
500,000		Republic of Korea	5.750	04/16/14	537,640
750,000	g	Republic of Serbia	7.250	09/28/21	690,000
450,000		Republic of Serbia	6.750	11/01/24	420,750
500,000		Republic of Turkey	6.000	01/14/41	476,250
240,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	235,800
20,000,000	g	Russian Foreign Bond - Eurobond	7.850	03/10/18	609,802
325,000	g	Senegal Goverment International Bond	8.750	05/13/21	317,688
900,000		South Africa Government Bond	6.750	03/31/21	99,796
150,000		South Africa Government International Bond	5.500	03/09/20	164,063
400,000		South Africa Government International Bond	5.880	05/30/22	445,000
75,000		South Africa Government International Bond	6.250	03/08/41	83,625
400,000	g	Sri Lanka Government International Bond	6.250	10/04/20	386,000
270,000	g	Sri Lanka Government International Bond	6.250	07/27/21	259,606
465,000		Turkey Government International Bond	6.750	05/30/40	484,763
500,000	g	Ukraine Government International Bond	6.880	09/23/15	460,000
750,000	g	Ukraine Government International Bond	6.250	06/17/16	666,563
260,000		Ukraine Government International Bond	6.580	11/21/16	234,000
240,000	g	Ukraine Government International Bond	6.580	11/21/16	213,600
152,000		United Mexican States	5.880	02/17/14	164,464
300,000		United Mexican States	5.950	03/19/19	340,500
500,000		United Mexican States	5.130	01/15/20	541,250

		TOTAL FOREIGN GOVERNMENT BONDS			57,224,226

MORTGAGE BACKED - 25.5%
		Federal Home Loan Mortgage Corp (FHLMC)
1,520,891		FHLMC (Interest Only)	4.000	06/15/34	179,972
463,728	i	FHLMC	2.500	02/01/36	487,450
1,271,310	i	FHLMC	2.570	07/01/36	1,346,647
394,557	i	FHLMC	2.420	09/01/36	419,037
300,108	i	FHLMC	2.740	09/01/36	314,943
319,067	i	FHLMC	5.740	02/01/37	345,434
544,950	i	FHLMC	4.700	03/01/37	573,547
83,345	i	FHLMC	5.930	04/01/37	90,519
70,535	i	FHLMC	5.740	05/01/37	76,244
1,211,890	i	FHLMC	5.600	06/01/37	1,290,870
397,342	i	FHLMC	5.630	08/01/37	424,020
1,323,723		FHLMC	5.500	08/01/39	1,460,935
		Federal Home Loan Mortgage Corp Gold (FGLMC)
40,437		FGLMC	6.500	12/01/16	44,052
529,254		FGLMC	5.500	01/01/19	579,510
143,394		FGLMC	4.500	01/01/20	153,376
866,279		FGLMC	4.500	07/01/20	936,869
259,687		FGLMC	4.500	09/01/20	277,724
266,500		FGLMC	5.000	10/01/20	288,013

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$573,365		FGLMC	5.500%	10/01/20	$625,122
31,050		FGLMC	7.000	10/01/20	35,782
216,630		FGLMC	4.500	06/01/21	231,676
380,504		FGLMC	5.500	08/01/21	411,880
136,482		FGLMC	5.000	04/01/23	146,646
182,892		FGLMC	4.500	09/01/24	194,309
99,093		FGLMC	6.500	01/01/29	112,454
5,745		FGLMC	8.000	01/01/31	6,811
389,836		FGLMC	6.000	03/01/33	432,194
1,548,933		FGLMC	5.500	12/01/33	1,687,223
1,133,469		FGLMC	7.000	12/01/33	1,308,690
1,058,126		FGLMC	5.000	01/01/34	1,140,968
399,836		FGLMC	5.000	05/01/34	431,014
664,670		FGLMC	4.500	10/01/34	708,015
275,552		FGLMC	5.500	12/01/34	302,307
798,768		FGLMC	5.500	03/01/35	870,083
339,993		FGLMC	6.000	04/01/35	375,129
451,568		FGLMC	7.000	05/01/35	521,375
841,651		FGLMC	5.500	06/01/35	916,751
1,379,295		FGLMC	5.500	06/01/35	1,502,261
141,283		FGLMC	5.000	02/01/36	152,212
297,528		FGLMC	5.500	04/01/36	326,416
33,147		FGLMC	6.500	05/01/36	36,995
280,491		FGLMC	6.500	10/01/36	313,052
665,056		FGLMC	5.500	04/01/37	721,835
344,201		FGLMC	6.000	08/01/37	382,461
55,575		FGLMC	6.000	09/01/37	61,753
222,777		FGLMC	6.500	11/01/37	247,803
1,043,323		FGLMC	5.000	04/01/38	1,131,690
538,956		FGLMC	6.000	11/01/38	591,538
686,682		FGLMC	4.000	06/01/39	720,086
3,000,000	h	FGLMC	5.000	10/15/40	3,216,563
455,488		FGLMC	4.500	11/01/40	490,707
2,992,803		FGLMC	4.000	12/01/40	3,145,873
3,405,389		FGLMC	4.000	12/01/40	3,587,010
1,323,303		FGLMC	4.000	12/01/40	1,393,879
505,841		FGLMC	4.500	12/01/40	543,373
6,527,721		FGLMC	4.000	01/01/41	6,843,229
7,000,000	h	FGLMC	4.500	10/15/41	7,403,593
		Federal National Mortgage Association (FNMA)
8,958		FNMA	5.000	06/01/13	9,386
2,092,529		FNMA	4.780	02/01/14	2,213,918
2,675,524		FNMA	4.640	11/01/14	2,876,661
370,811		FNMA	4.560	01/01/15	397,536
76,474		FNMA	6.500	10/01/16	84,006
42,030		FNMA	6.500	11/01/16	46,169
202,247		FNMA	5.000	12/01/17	218,825
64,264		FNMA	6.500	02/01/18	70,593
169,280		FNMA	5.500	04/01/18	182,788
79,829		FNMA	5.500	05/01/18	86,822
80,084		FNMA	6.000	01/01/19	87,898
1,000,000		FNMA	4.000	02/25/19	1,062,124

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$586,854		FNMA	4.500%	04/01/19	$628,816
131,426		FNMA	4.500	06/01/19	140,823
197,659		FNMA	5.000	03/01/20	213,861
62,933		FNMA	4.500	11/01/20	67,432
70,043		FNMA	4.500	12/01/20	75,992
181,243		FNMA	5.000	12/01/20	195,987
300,316		FNMA	5.000	03/01/21	324,933
22,051		FNMA	8.000	03/01/23	25,600
324,115		FNMA	5.500	02/01/24	355,180
583,776		FNMA	4.000	05/01/24	616,123
726,919		FNMA	5.500	07/01/24	795,681
337,602		FNMA	4.500	08/01/24	359,526
1,591,449		FNMA	5.000	10/01/25	1,729,176
1,000,000	h	FNMA	4.000	10/25/25	1,053,750
13,100		FNMA	9.000	11/01/25	15,372
1,000,000	h	FNMA	3.000	10/25/26	1,030,156
13,014		FNMA	7.500	01/01/29	15,110
314,474		FNMA	7.000	07/01/32	362,012
68,300		FNMA	5.000	02/01/33	73,816
511,850		FNMA	4.500	03/25/33	547,813
223,134		FNMA	5.000	07/01/33	241,154
1,007,480		FNMA	5.500	07/01/33	1,101,207
652,405		FNMA	4.500	08/01/33	696,782
772,295		FNMA	4.500	10/01/33	824,827
328,224		FNMA	5.000	10/01/33	354,732
288,554		FNMA	5.000	10/01/33	311,857
693,710		FNMA	5.000	11/01/33	749,735
653,702		FNMA	5.000	11/01/33	706,495
206,292		FNMA	5.500	12/01/33	225,483
448,198		FNMA	5.500	12/01/33	489,894
139,034		FNMA	5.000	03/01/34	150,262
588,064		FNMA	5.000	03/01/34	635,556
114,834		FNMA	5.000	03/01/34	124,108
1,154,928		FNMA	5.000	03/01/34	1,248,200
136,637		FNMA	5.000	03/01/34	147,671
930,029		FNMA	5.000	04/01/34	1,004,848
2,200,281		FNMA	5.000	08/01/34	2,377,320
398,384		FNMA	6.000	08/01/34	442,231
128,431		FNMA	6.000	12/01/34	142,887
318,939		FNMA	5.500	01/01/35	351,102
704,188		FNMA	5.500	02/01/35	769,699
257,939		FNMA	6.000	04/01/35	285,764
2,886,173		FNMA	5.500	05/01/35	3,193,460
1,817,659		FNMA	5.500	05/01/35	2,011,183
870,457		FNMA	6.000	05/01/35	968,438
22,901		FNMA	7.500	06/01/35	26,726
416,220		FNMA	6.000	07/01/35	459,429
483,373		FNMA	5.000	08/01/35	521,882
1,597,076		FNMA	5.000	10/01/35	1,724,309
144,684		FNMA	5.000	10/01/35	156,211
447,009		FNMA	5.500	12/01/35	487,809
429,051		FNMA	5.000	02/01/36	463,232

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$452,136		FNMA	6.000%	03/01/36	$497,943
477,631		FNMA	5.000	04/01/36	515,383
826,556		FNMA	6.000	04/01/36	910,296
259,008		FNMA	6.500	04/01/36	288,214
379,218	i	FNMA	2.390	07/01/36	395,925
612,217	i	FNMA	3.340	09/01/36	645,480
233,088		FNMA	6.500	09/01/36	259,954
293,138		FNMA	6.000	12/01/36	322,837
131,802		FNMA	7.000	02/01/37	151,368
413,646		FNMA	6.500	03/01/37	461,323
40,992		FNMA	7.000	04/01/37	47,077
129,913		FNMA	6.500	08/01/37	144,480
159,601		FNMA	6.500	08/01/37	178,296
74,127		FNMA	6.000	09/01/37	83,258
84,489		FNMA	6.000	09/01/37	94,897
47,585		FNMA	6.000	09/01/37	53,447
63,845		FNMA	6.000	09/01/37	71,709
412,785		FNMA	6.500	09/01/37	457,783
110,432		FNMA	6.500	09/01/37	122,815
179,282		FNMA	6.500	09/01/37	198,825
337,245		FNMA	6.500	09/01/37	374,008
134,782		FNMA	6.500	09/01/37	149,643
178,765	i	FNMA	5.870	10/01/37	190,337
145,060		FNMA	6.000	11/01/37	159,439
3,887,680		FNMA	6.000	11/01/37	4,273,047
5,000,000	h	FNMA	6.000	10/25/38	5,484,375
884,952		FNMA	6.000	11/01/38	972,120
314,094		FNMA	5.500	01/01/39	341,352
369,004		FNMA	6.000	01/01/39	405,351
279,170		FNMA	6.000	01/01/39	306,668
556,533		FNMA	4.500	02/01/39	591,519
1,282,073		FNMA	4.500	02/01/39	1,362,670
320,859		FNMA	5.500	02/01/39	348,704
9,774,564		FNMA	6.000	04/01/39	10,743,468
726,041		FNMA	4.500	05/01/39	771,230
618,089		FNMA	4.500	08/01/39	656,559
32,000,000	h	FNMA	4.000	10/25/39	33,540,000
4,000,000	h	FNMA	4.500	10/25/39	4,243,125
7,000,000	h	FNMA	5.500	10/25/39	7,596,093
3,000,000		FNMA	4.000	02/25/40	3,200,102
1,978,860		FNMA	4.500	09/01/40	2,102,023
2,426,128		FNMA	4.500	09/01/40	2,577,129
4,857,749		FNMA	4.500	10/01/40	5,179,828
11,000,000	h	FNMA	3.500	10/25/40	11,300,782
1,925,153		FNMA	4.000	11/01/40	2,020,387
1,938,532		FNMA	4.500	11/01/40	2,059,185
		Government National Mortgage Association (GNMA)
27,273		GNMA	7.500	11/15/23	31,698
4,986		GNMA	7.500	08/15/28	5,839
37,061		GNMA	6.500	12/15/28	42,859
87,330		GNMA	6.500	03/15/29	100,992
27,896		GNMA	8.500	10/20/30	33,738

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$9,318		GNMA	7.000%	06/20/31	$10,889
146,485		GNMA	5.000	02/15/33	161,808
144,330		GNMA	5.500	07/15/33	160,391
1,018,723		GNMA	5.000	09/15/33	1,125,282
225,426		GNMA	5.500	11/20/33	251,234
928,940		GNMA	5.500	02/20/35	1,035,287
318,576		GNMA	5.500	03/20/35	355,048
168,703		GNMA	6.000	10/20/36	188,708
179,006		GNMA	6.000	01/20/37	200,233
264,807		GNMA	6.000	02/20/37	295,795
493,935		GNMA	6.000	12/15/37	551,448
419,800		GNMA	5.000	04/15/38	461,482
414,410		GNMA	5.500	07/15/38	458,196
458,132		GNMA	5.500	07/20/38	507,717
165,801		GNMA	6.000	08/15/38	185,055
172,841		GNMA	6.000	08/20/38	192,797
1,000,000	h	GNMA	5.500	10/15/38	1,104,688
742,476		GNMA	4.500	03/15/39	809,551
237,120		GNMA	5.000	07/20/39	260,941
282,556		GNMA	4.000	08/15/39	302,707
2,000,000	h	GNMA	4.500	10/15/39	2,172,812
5,000,000	h	GNMA	5.000	10/15/39	5,490,625
3,000,000	h	GNMA	5.000	10/20/40	3,294,844
8,606,876		GNMA	4.500	01/20/41	9,344,073
3,000,000	h	GNMA	4.000	10/15/41	3,208,125
5,000,000	h	GNMA	4.500	10/20/41	5,419,531
487,563		GNMA	6.230	09/15/43	514,437

		TOTAL MORTGAGE BACKED			237,047,582

MUNICIPAL BONDS - 0.3%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	677,808
775,000		State of California	7.630	03/01/40	955,358
775,000		State of Illinois	6.730	04/01/35	821,547

		TOTAL MUNICIPAL BONDS			2,454,713

U.S. TREASURY SECURITIES - 11.3%
9,302,000		United States Treasury Bond	8.000	11/15/21	14,528,562
3,902,500		United States Treasury Bond	5.250	02/15/29	5,329,960
5,000,000		United States Treasury Bond	5.380	02/15/31	7,033,595
507,000		United States Treasury Bond	4.500	02/15/36	656,486
742,500		United States Treasury Bond	4.750	02/15/41	1,014,556
10,950,000		United States Treasury Bond	4.380	05/15/41	14,146,086
250,000		United States Treasury Note	1.000	12/31/11	250,576
2,000,000		United States Treasury Note	1.880	06/15/12	2,024,062
530,000		United States Treasury Note	0.630	06/30/12	531,823
10,000,000		United States Treasury Note	0.380	07/31/13	10,021,480
125,000		United States Treasury Note	0.130	08/31/13	124,692
1,465,000		United States Treasury Note	2.380	08/31/14	1,547,292
2,887,000		United States Treasury Note	2.500	04/30/15	3,083,452
9,502,000	d	United States Treasury Note	1.250	09/30/15	9,712,830
1,000,000		United States Treasury Note	2.380	03/31/16	1,068,047
8,840,000		United States Treasury Note	1.500	06/30/16	9,083,807

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,475,000		United States Treasury Note	1.000%	08/31/16	$2,481,188
530,000		United States Treasury Note	2.880	03/31/18	581,758
18,830,000		United States Treasury Note	2.380	05/31/18	20,043,594
280,000		United States Treasury Note	2.630	11/15/20	299,425
1,185,000		United States Treasury Note	2.130	08/15/21	1,205,927
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	644,987

		TOTAL U.S. TREASURY SECURITIES			105,414,185

		TOTAL GOVERNMENT BONDS			412,716,099
		(Cost $392,873,091)

STRUCTURED ASSETS - 10.8%

ASSET BACKED - 5.5%
638,980		Accredited Mortgage Loan Trust	4.330	06/25/33	513,173
		Series - 2003 1 (Class A1)
1,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	1,007,983
		Series - 2011 1 (Class C)
175,000	g,i,m	ARTS Ltd	0.600	06/15/13	166,250
		Series - 2005 BA (Class B)
375,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	386,344
		Series - 2010 5A (Class A)
1,093,301		Centex Home Equity	5.540	01/25/32	1,077,055
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	359,292
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	149,971
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	113,471
		Series - 2002 2 (Class MF2)
88,547		CIT Group Home Equity Loan Trust	6.830	06/25/33	2,718
		Series - 2002 2 (Class BF)
248,775	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	240,515
		Series - 2006 15 (Class A2)
110,053	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	72,114
		Series - 2004 B (Class 1A)
95,287	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	91,605
		Series - 2007 MX1 (Class A1)
1,776,292	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,651,392
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	412,796
		Series - 2011 A (Class D)
7,895,952	g,i,m	Galaxy CLO Ltd	0.510	10/20/17	7,599,853
		Series - 2005 5A (Class A1)
407,072		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	403,021
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,104,744
		Series - 2006 HLTV (Class A4)
1,305,137	i	HSI Asset Securitization Corp Trust	0.590	07/25/35	1,233,813
		Series - 2005 NC1 (Class 2A3)
2,452,809	i	HSI Asset Securitization Corp Trust	0.420	12/25/35	1,975,475
		Series - 2006 OPT1 (Class 2A3)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,487,250	i	JP Morgan Mortgage Acquisition Corp	0.610%	09/25/35	$2,024,350
		Series - 2005 WMC1 (Class M1)
4,608,490	i	JP Morgan Mortgage Acquisition Corp	0.380	05/25/36	3,940,498
		Series - 2006 ACC1 (Class A4)
5,327,161	i	Lehman XS Trust	0.530	11/25/35	3,900,537
		Series - 2005 5N (Class 1A1)
1,506,627		Lehman XS Trust	6.500	06/25/46	838,233
		Series - 2006 13 (Class 2A1)
1,226,104	i	Long Beach Mortgage Loan Trust	0.690	02/25/35	1,207,620
		Series - 2005 1 (Class M1)
60,218	i	Morgan Stanley ABS Capital I	0.270	01/25/37	58,650
		Series - 2007 HE2 (Class A2A)
1,993,460		Renaissance Home Equity Loan Trust	5.390	07/25/34	1,966,124
		Series - 2004 2 (Class AF4)
1,235,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	522,419
		Series - 2006 3 (Class AF3)
513,112		Residential Asset Mortgage Products, Inc	4.970	09/25/33	513,299
		Series - 2003 RZ5 (Class A7)
3,673,662	i	Residential Asset Mortgage Products, Inc	0.850	11/25/34	3,347,092
		Series - 2004 RS11 (Class M1)
234,313	i	Residential Asset Securities Corp	6.490	10/25/30	212,339
		Series - 2001 KS2 (Class AI6)
170,000	i	Residential Asset Securities Corp	0.660	04/25/35	146,611
		Series - 2005 KS3 (Class M3)
42,026		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	41,540
		Series - 2006 HI5 (Class A2)
5,865,173		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	5,868,147
		Series - 2006 HI2 (Class A3)
862,727		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	771,074
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	428,465
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	1,129,961
		Series - 2006 HI1 (Class M2)
658,919		Saxon Asset Securities Trust	6.120	11/25/30	660,353
		Series - 2002 2 (Class AF6)
118,018	i	Securitized Asset Backed Receivables LLC Trust	0.380	03/25/36	110,645
		Series - 2006 NC2 (Class A2)
500,000	g	SLM Student Loan Trust	4.370	04/17/28	529,616
		Series - 2011 A (Class A2)
340,000	g	SLM Student Loan Trust	3.740	02/15/29	341,920
		Series - 2011 B (Class A2)
979,820	i	Soundview Home Equity Loan Trust	0.340	10/25/36	956,463
		Series - 2006 EQ1 (Class A2)
1,446,221	i	Structured Asset Investment Loan Trust	0.630	05/25/35	1,375,597
		Series - 2005 4 (Class M1)
798,942	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	659,127
		Series - 2006 N1 (Class N1)
205,099	g,i	Wachovia Loan Trust	0.590	05/25/35	161,276
		Series - 2005 SD1 (Class A)
148,702	i	Wells Fargo Home Equity Trust	0.370	07/25/36	128,035
		Series - 2006 2 (Class A3)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		World Financial Network Credit Card Master Trust	6.750%	04/15/19	$223,334
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			51,624,910

OTHER MORTGAGE BACKED - 5.3%
3,614,202	i	Ameriquest Mortgage Securities	0.550	05/25/35	3,512,477
		Series - 0 R3 (Class A3D)
225,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	199,647
		Series - 2005 3 (Class AJ)
2,423,000	g,i	Banc of America Commercial Mortgage, Inc	5.420	07/10/43	1,780,612
		Series - 2005 2 (Class E)
800,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	746,371
		Series - 2006 4 (Class AM)
2,174,077	g,i	Banc of America Large Loan, Inc	5.900	02/15/51	2,090,062
		Series - 2010 UB3 (Class A4B3)
104,244		Bank of America Alternative Loan Trust	5.500	09/25/19	104,044
		Series - 2004 8 (Class 3A1)
976,690		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	881,431
		Series - 2005 AC2 (Class 1A)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	216,208
		Series - 2006 PW14 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	324,905
		Series - 2006 PW13 (Class AM)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	98,682
		Series - 2006 T24 (Class AM)
115,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	122,363
		Series - 2007 PW17 (Class A4)
140,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	150,719
		Series - 2007 PW18 (Class A4)
1,124,634		Citicorp Mortgage Securities, Inc	5.500	07/25/35	1,041,073
		Series - 2005 4 (Class 1A7)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	504,640
		Series - 2007 C9 (Class AM)
457,074		Countrywide Alternative Loan Trust	5.500	08/25/16	461,405
		Series - 2004 30CB (Class 1A15)
1,747,511		Countrywide Alternative Loan Trust	5.500	10/25/35	332,908
		Series - 2005 42CB (Class A12)
2,605,335	i	Countrywide Alternative Loan Trust	0.370	07/25/46	2,432,847
		Series - 2006 OA8 (Class 2A2)
192,927		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	187,561
		Series - 2005 12 (Class 1A5)
92,880		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	91,579
		Series - 2005 J3 (Class 1A1)
144,466	g,i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	130,840
		Series - 2007 TF2A (Class A1)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	2,225,256
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	168,038
		Series - 2003 C3 (Class B)
1,025,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	905,667
		Series - 2011 LC1A (Class C)
1,855,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	1,734,560
		Series - 2006 GG7 (Class AM)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$430,000	g	GS Mortgage Securities Corp II	5.150%	08/10/43	$407,376
		Series - 2010 C1 (Class B)
305,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	259,693
		Series - 2010 C2 (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	488,342
		Series - 2010 C2 (Class B)
113,658	i	GSR Mortgage Loan Trust	2.790	01/25/36	106,527
		Series - 2006 AR1 (Class 2A2)
1,082,123	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.550	02/15/20	1,007,914
		Series - 2006 FL1A (Class D)
3,960,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	3,758,473
		Series - 2010 C2 (Class B)
125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	115,851
		Series - 2010 C2 (Class C)
2,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	2,018,390
		Series - 2006 LDP8 (Class AM)
310,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.430	07/15/46	268,373
		Series - 2011 C4 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	743,479
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,086,832
		Series - 2007 LD11 (Class A4)
127,155	i	JP Morgan Mortgage Trust	4.300	04/25/35	126,611
		Series - 2005 A2 (Class 5A1)
200,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	213,446
		Series - 2005 C1 (Class A4)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,182,057
		Series - 2007 C1 (Class A4)
320,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	328,634
		Series - 2007 C2 (Class A3)
780,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	689,635
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	80,261
		Series - 2007 C6 (Class A4)
1,363,353		MASTR Alternative Loans Trust	5.500	02/25/35	1,005,959
		Series - 2005 1 (Class 6A5)
227,173		MASTR Asset Securitization Trust	5.000	05/25/35	227,032
		Series - 2005 1 (Class 2A5)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	238,391
		Series - 2005 CIP1 (Class AM)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,549,601
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	445,870
		Series - 2007 IQ13 (Class A4)
1,480,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	1,251,472
		Series - 2011 C1 (Class C)
320,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	247,317
		Series - 2011 C1 (Class D)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	120,939
		Series - 2007 T25 (Class AM)
1,145,000	g,i	RBSCF Trust	4.790	04/15/24	1,156,458
		Series - 2010 MB1 (Class B)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$370,000	g,i	RBSCF Trust	4.830%	04/15/24	$333,261
		Series - 2010 MB1 (Class D)
900,602		Residential Accredit Loans, Inc	5.750	05/25/35	137,734
		Series - 2005 QS6 (Class A7)
547,469		Residential Accredit Loans, Inc	6.000	06/25/36	328,232
		Series - 2006 QS7 (Class A3)
2,796,826	i	Residential Accredit Loans, Inc	0.420	05/25/46	1,581,835
		Series - 2006 QO5 (Class 2A1)
384,437	i	Residential Funding Mortgage Securities I, Inc	2.910	08/25/35	329,147
		Series - 2005 SA3 (Class 2A1)
76,704	i	Structured Adjustable Rate Mortgage Loan Trust	0.610	03/25/35	72,188
		Series - 2005 6XS (Class A3)
1,677,201	i	Structured Asset Mortgage Investments, Inc	0.540	09/25/45	952,776
		Series - 2005 AR6 (Class 2A1)
455,000	g	Vornado DP LLC	5.280	09/13/28	405,828
		Series - 2010 VNO (Class C)
1,425,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	1,139,567
		Series - 2007 C30 (Class AM)
880,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	833,867
		Series - 2006 C26 (Class AM)
175,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	149,675
		Series - 2007 C34 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	429,443
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	204,987
		Series - 2006 C29 (Class AM)
2,185,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	1,345,816
		Series - 2006 C29 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	105,312
		Series - 2007 C33 (Class A4)
1,415,587		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	1,428,225
		Series - 2005 2 (Class 1A1)
54,419	i	Wells Fargo Mortgage Backed Securities Trust	5.390	03/25/36	54,146
		Series - 2006 AR1 (Class 2A2)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	223,415
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			49,624,282

		TOTAL STRUCTURED ASSETS			101,249,192
		(Cost $110,738,223)

		TOTAL BONDS			888,948,730
		(Cost $877,203,340)

SHARES	COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.0%
38,322	Federal Home Loan Mortgage Corp	8.380	12/30/49	76,644
110,728	Federal National Mortgage Association	8.250	12/30/49	210,383

	TOTAL BANKS			287,027

TIAA-CREF FUNDS – Bond Plus Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.130%	02/15/40	$970,677

		TOTAL DIVERSIFIED FINANCIALS			970,677

		TOTAL PREFERRED STOCKS			1,257,704
		(Cost $5,087,400)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 10.0%
GOVERNMENT AGENCY DEBT - 0.3%
		Federal Home Loan Bank (FHLB)
$2,366,000		FHLB	0.114	12/16/11	2,365,903

		TOTAL GOVERNMENT AGENCY DEBT			2,365,903

TREASURY DEBT - 9.7%
19,730,000		United States Treasury Bill	0.055	10/06/11	19,729,835
20,000,000		United States Treasury Bill	0.008	10/27/11	19,999,567
1,410,000		United States Treasury Bill	0.081	11/17/11	1,409,825
20,000,000		United States Treasury Bill	0.048	05/31/12	19,990,640
20,000,000		United States Treasury Bill	0.034	06/28/12	19,987,000
9,650,000		United States Treasury Note	0.725	10/31/11	9,656,518

		TOTAL TREASURY DEBT			90,773,385

		TOTAL SHORT-TERM INVESTMENTS			93,139,288
		(Cost $93,149,016)

		TOTAL INVESTMENTS - 109.1%			1,015,547,434
		(Cost $1,008,662,735)
		OTHER ASSETS & LIABILITIES, NET - (9.1)%			(84,732,285)

		NET ASSETS - 100.0%			$930,815,149

		Abbreviation(s):
		ABS Asset-Based Security
		REIT Real Estate Investment Trust

	d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $142,697,001 or 15.3% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	j	Zero coupon.
	m	Indicates a security that has been deemed illiquid.
	n	In default.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

CAPITAL GOODS - 0.1%
$496,250	i	TransDigm, Inc	4.000%	02/14/17	$484,231

		TOTAL CAPITAL GOODS			484,231

CONSUMER SERVICES - 0.2%
1,492,500	i	Ameristar Casinos, Inc	4.000	04/14/18	1,440,113

		TOTAL CONSUMER SERVICES			1,440,113

DIVERSIFIED FINANCIALS - 0.3%
1,990,000	i	TransUnion LLC	4.750	02/10/18	1,937,763

		TOTAL DIVERSIFIED FINANCIALS			1,937,763

FOOD & STAPLES RETAILING - 0.2%
1,995,000	i	Del Monte Foods Co	4.500	02/15/18	1,850,363

		TOTAL FOOD & STAPLES RETAILING			1,850,363

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,827,527	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,794,888
657,088	i	Fresenius US Finance I, Inc	3.500	09/10/14	645,352
910,859	i	HCA, Inc	1.496	11/17/12	899,564

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,339,804

		TOTAL BANK LOAN OBLIGATIONS			9,052,274
		(Cost $9,338,765)

BONDS - 95.1%

CORPORATE BONDS - 34.3%

BANKS - 8.4%
500,000	g,i	Banco Bradesco S.A.	2.390	05/16/14	485,656
500,000	g	Banco Bradesco S.A.	4.130	05/16/16	497,500
500,000	g	Banco de Credito del Peru	4.750	03/16/16	482,500
500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	465,932
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	291,042
500,000	g,i	Banco Santander Chile	1.500	04/20/12	500,351
280,000	g	Banco Santander Chile	3.750	09/22/15	278,793
400,000	g	BanColombia S.A.	4.250	01/12/16	392,000
1,000,000		Bank of America Corp	4.750	08/15/13	995,831
1,725,000		Bank of America Corp	3.630	03/17/16	1,570,286
2,000,000		Bank of America Corp	3.750	07/12/16	1,819,622
200,000		Bank of New York Mellon Corp	4.300	05/15/14	215,792
1,000,000		Bank of New York Mellon Corp	2.300	07/28/16	1,007,359
4,160,000	g	Bank of Nova Scotia	1.650	10/29/15	4,191,004

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,800,000	g	Bank of Nova Scotia	2.150%	08/03/16	$4,882,210
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,018,429
3,250,000		Capital One Financial Corp	2.130	07/15/14	3,217,614
1,500,000		Citigroup, Inc	6.000	12/13/13	1,575,554
4,565,000		Citigroup, Inc	5.000	09/15/14	4,477,164
250,000		Deutsche Bank AG	3.880	08/18/14	255,149
250,000		First Horizon National Corp	5.380	12/15/15	253,036
1,000,000	g	HSBC Bank plc	1.630	08/12/13	992,231
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,014,733
618,000	g	ICICI Bank Ltd	5.500	03/25/15	615,524
500,000	g	ICICI Bank Ltd	4.750	11/25/16	478,033
495,000		JPMorgan Chase & Co	4.650	06/01/14	524,024
3,100,000		JPMorgan Chase & Co	3.400	06/24/15	3,148,924
1,975,000		JPMorgan Chase & Co	3.450	03/01/16	1,983,145
500,000	g	National Australia Bank Ltd	2.500	01/08/13	505,803
275,000		Northern Trust Corp	4.630	05/01/14	296,471
4,000,000	g	Royal Bank of Canada	3.130	04/14/15	4,243,853
500,000	g	Shinhan Bank	4.130	10/04/16	487,214
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,022,870
6,000,000	g	Toronto-Dominion Bank	1.630	09/14/16	5,979,300
1,000,000		US Bancorp	1.130	10/30/13	998,388
250,000		Wachovia Bank NA	5.300	10/15/11	250,233
2,715,000		Wells Fargo & Co	3.680	06/15/16	2,825,300
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,014,302
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,018,209
200,000		Zions Bancorporation	7.750	09/23/14	210,844

		TOTAL BANKS			56,482,225

CAPITAL GOODS - 0.7%
50,000		Black & Decker Corp	8.950	04/15/14	58,635
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,531,922
250,000		CRH America, Inc	4.130	01/15/16	251,714
250,000		ITT Corp	4.900	05/01/14	273,307
1,000,000		Lockheed Martin Corp	2.130	09/15/16	994,265
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,094,816
75,000		Tyco International Finance S.A.	4.130	10/15/14	79,732

		TOTAL CAPITAL GOODS			5,284,391

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,000,000		Johnson Controls, Inc	1.750	03/01/14	1,007,820
1,000,000		Thomson Corp	5.250	08/15/13	1,071,347
1,000,000		Waste Management, Inc	2.600	09/01/16	1,002,370

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,081,537

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000	i	Hanesbrands, Inc	3.770	12/15/14	977,500
1,350,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,389,259
200,000		Whirlpool Corp	8.000	05/01/12	207,689
175,000		Xerox Corp	8.250	05/15/14	199,235

		TOTAL CONSUMER DURABLES & APPAREL			2,773,683

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.1%
$390,000	g	Transnet Ltd	4.500%	02/10/16	$400,744

		TOTAL CONSUMER SERVICES			400,744

DIVERSIFIED FINANCIALS - 5.1%
2,000,000	g	Abbey National Treasury Services plc	3.880	11/10/14	1,920,440
250,000		American Express Centurion Bank	5.550	10/17/12	260,524
1,000,000		American Express Credit Corp	5.880	05/02/13	1,060,506
1,000,000	g	American Honda Finance Corp	4.630	04/02/13	1,046,016
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	497,500
125,000		Barclays Bank plc	5.200	07/10/14	127,835
500,000		BlackRock, Inc	3.500	12/10/14	531,291
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,011,697
1,000,000	i	Countrywide Financial Corp	0.710	05/07/12	962,130
130,000		Credit Suisse	5.000	05/15/13	134,359
500,000		Credit Suisse	5.500	05/01/14	528,573
100,000		Eaton Vance Corp	6.500	10/02/17	114,071
500,000		FIA Card Services NA	7.130	11/15/12	508,526
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	300,374
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,017,214
1,250,000		General Electric Capital Corp	1.880	09/16/13	1,255,746
500,000		General Electric Capital Corp	3.750	11/14/14	521,957
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	310,000
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	667,245
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	51,454
1,000,000		Goldman Sachs Group, Inc	3.700	08/01/15	979,082
2,015,000		Goldman Sachs Group, Inc	3.630	02/07/16	1,961,753
500,000		HSBC Finance Corp	4.750	07/15/13	516,915
160,000	g	Hyundai Capital America	3.750	04/06/16	158,055
200,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	202,386
150,000	g	International Lease Finance Corp	6.500	09/01/14	150,000
300,000		International Lease Finance Corp	5.750	05/15/16	266,644
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	389,187
1,000,000		Jefferies Group, Inc	3.880	11/09/15	978,733
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	297,308
250,000		MF Global Holdings Ltd	6.250	08/08/16	236,123
1,900,000		Morgan Stanley	3.250	12/01/11	1,909,382
1,525,000		Morgan Stanley	6.000	05/13/14	1,544,352
1,500,000		Morgan Stanley	2.880	07/28/14	1,429,406
150,000		Morgan Stanley	6.000	04/28/15	149,291
1,000,000		Morgan Stanley	3.800	04/29/16	921,930
425,000		NASDAQ OMX Group, Inc	2.500	08/15/13	434,563
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	254,777
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	544,685
375,000		Nomura Holdings, Inc	4.130	01/19/16	380,536
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	528,660
1,000,000		Rabobank Nederland NV	2.130	10/13/15	997,967
1,000,000		Royal Bank of Scotland plc	3.400	08/23/13	995,390
225,000		State Street Corp	4.300	05/30/14	242,738
1,000,000		Toyota Motor Credit Corp	1.380	08/12/13	1,007,710
1,000,000		UBS AG.	2.250	08/12/13	982,070
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,056,388

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Volkswagen International Finance NV	1.630%	08/12/13	$1,003,474
100,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	105,182

		TOTAL DIVERSIFIED FINANCIALS			34,452,195

ENERGY - 2.0%
142,000		Arch Western Finance LLC	6.750	07/01/13	141,645
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,076,735
530,000		BP Capital Markets plc	3.200	03/11/16	552,539
2,500,000		Chesapeake Energy Corp	7.630	07/15/13	2,618,750
350,000		ConocoPhillips	4.600	01/15/15	383,416
500,000		Devon Energy Corp	5.630	01/15/14	548,322
441,800		Dolphin Energy Ltd	5.890	06/15/19	472,726
390,000	g	Empresa Nacional del Petroleo	4.880	03/15/14	409,419
225,000		Enterprise Products Operating LLC	4.600	08/01/12	230,873
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,207,073
500,000	g	Gaz Capital S.A.	7.510	07/31/13	523,715
350,000	g	Gaz Capital S.A.	5.090	11/29/15	343,000
350,000	g	Marathon Petroleum Corp	3.500	03/01/16	360,845
375,000		Noble Holding International Ltd	3.450	08/01/15	394,227
500,000	g	Novatek Finance Ltd	5.330	02/03/16	488,750
500,000		Occidental Petroleum Corp	2.500	02/01/16	520,887
225,000		Petrobras International Finance Co	3.880	01/27/16	223,200
500,000		Petroleos Mexicanos	4.880	03/15/15	523,750
500,000		Shell International Finance BV	3.100	06/28/15	530,822
100,000		Statoil ASA	2.900	10/15/14	105,229
1,000,000		Total Capital Canada Ltd	1.630	01/28/14	1,017,531
475,000		Valero Energy Corp	4.500	02/01/15	507,158
250,000		XTO Energy, Inc	4.630	06/15/13	266,453

		TOTAL ENERGY			13,447,065

FOOD & STAPLES RETAILING - 0.6%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,131,378
1,000,000		Kroger Co	5.000	04/15/13	1,051,018
2,000,000		SUPERVALU, Inc	7.500	05/15/12	2,040,000

		TOTAL FOOD & STAPLES RETAILING			4,222,396

FOOD, BEVERAGE & TOBACCO - 1.6%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.130	01/15/15	758,592
500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	523,557
500,000	g	CCL Finance Ltd	9.500	08/15/14	557,500
600,000	g	Coca-Cola Co	1.800	09/01/16	601,734
1,000,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	998,344
2,000,000		Constellation Brands, Inc	8.380	12/15/14	2,194,999
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,015,074
1,225,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,314,493
135,000		General Mills, Inc	5.200	03/17/15	151,355
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,067,023
50,000		PepsiAmericas, Inc	5.750	07/31/12	52,160
1,000,000		PepsiCo, Inc	0.880	10/25/13	1,000,742
150,000		Philip Morris International, Inc	4.880	05/16/13	159,146
250,000		Philip Morris International, Inc	6.880	03/17/14	283,708

		TOTAL FOOD, BEVERAGE & TOBACCO			10,678,427

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
$250,000		Boston Scientific Corp	4.500%	01/15/15	$261,232
1,818,000		CHS/Community Health Systems	8.880	07/15/15	1,786,185
1,538,000		HCA, Inc	6.300	10/01/12	1,553,380
904,000		McKesson Corp	3.250	03/01/16	953,058
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,005,655
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	203,288
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,028,231
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	258,573

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,049,602

INSURANCE - 1.0%
1,000,000		American International Group, Inc	3.650	01/15/14	975,033
2,000,000		MetLife, Inc	2.380	02/06/14	2,034,736
1,020,000		Progressive Corp	6.380	01/15/12	1,032,687
1,000,000		Prudential Financial, Inc	5.100	09/20/14	1,054,425
250,000		United Health Group, Inc	4.880	02/15/13	262,350
1,500,000		Willis Group Holdings plc	4.130	03/15/16	1,524,771

		TOTAL INSURANCE			6,884,002

MATERIALS - 1.7%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	208,917
2,000,000		Airgas, Inc	2.850	10/01/13	2,046,609
40,000		Airgas, Inc	4.500	09/15/14	42,646
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,660,067
2,000,000		ArcelorMittal	5.380	06/01/13	2,040,813
675,000		ArcelorMittal	3.750	08/05/15	630,248
650,000		ArcelorMittal	3.750	02/01/16	597,677
500,000		Bemis Co, Inc	4.880	04/01/12	507,619
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,083,347
1,000,000	g,i	Cemex SAB de C.V.	5.370	09/30/15	600,000
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,064,089
290,000	g	Hyundai Steel Co	4.630	04/21/16	290,073
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	498,879

		TOTAL MATERIALS			11,270,984

MEDIA - 1.5%
600,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	659,226
170,000		DIRECTV Holdings LLC	3.500	03/01/16	175,410
2,300,000		Echostar DBS Corp	6.380	10/01/11	2,300,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,110,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,102,500
1,000,000		Lamar Media Corp	6.630	08/15/15	982,500
1,000,000		NBCUniversal Media LLC	3.650	04/30/15	1,052,080
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,131,112
250,000		Time Warner, Inc	3.150	07/15/15	258,578
125,000		Viacom, Inc	4.380	09/15/14	133,565

		TOTAL MEDIA			9,904,971

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
$1,000,000	Abbott Laboratories	2.700%	05/27/15	$1,049,739
325,000	Eli Lilly & Co	3.550	03/06/12	329,107
1,000,000	GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,066,798
600,000	Johnson & Johnson	2.150	05/15/16	619,262
120,000	Life Technologies Corp	3.500	01/15/16	122,156
1,000,000	Merck & Co, Inc	2.250	01/15/16	1,035,249
180,000	Novartis Capital Corp	4.130	02/10/14	193,547
500,000	Novartis Capital Corp	2.900	04/24/15	529,153
175,000	Pfizer, Inc	5.350	03/15/15	199,375

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,144,386

REAL ESTATE - 0.1%
75,000	AMB Property LP	7.630	08/15/14	81,708
335,000	HCP, Inc	3.750	02/01/16	331,063
665,000	Health Care REIT, Inc	3.630	03/15/16	648,368

	TOTAL REAL ESTATE			1,061,139

RETAILING - 1.4%
2,000,000	Limited Brands, Inc.	5.250	11/01/14	2,080,000
1,000,000	Macy’s Retail Holdings, Inc	5.880	01/15/13	1,042,733
2,212,000	Macy’s Retail Holdings, Inc	5.750	07/15/14	2,362,606
500,000	Staples, Inc	9.750	01/15/14	579,524
2,300,000	Target Corp	1.130	07/18/14	2,318,133
1,000,000	Wal-Mart Stores, Inc	3.000	02/03/14	1,054,103

	TOTAL RETAILING			9,437,099

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
2,000,000	Broadcom Corp	1.500	11/01/13	2,003,902
500,000	National Semiconductor Corp	3.950	04/15/15	535,733

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,539,635

SOFTWARE & SERVICES - 2.1%
5,000,000	International Business Machines Corp	1.000	08/05/13	5,036,034
1,610,000	International Business Machines Corp	1.950	07/22/16	1,624,145
5,000,000	Microsoft Corp	0.880	09/27/13	5,032,510
1,000,000	Microsoft Corp	1.630	09/25/15	1,019,252
1,000,000	Oracle Corp	4.950	04/15/13	1,064,213

	TOTAL SOFTWARE & SERVICES			13,776,154

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
250,000	Amphenol Corp	4.750	11/15/14	265,050
668,000	Cisco Systems, Inc	2.900	11/17/14	704,357
300,000	Hewlett-Packard Co	4.250	02/24/12	304,015
130,000	Hewlett-Packard Co	4.500	03/01/13	135,618
100,000	Hewlett-Packard Co	4.750	06/02/14	107,438
1,000,000	IBM International Group Capital LLC	5.050	10/22/12	1,045,488
250,000	L-3 Communications Corp	6.380	10/15/15	255,313

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,817,279

TELECOMMUNICATION SERVICES - 1.7%
315,000	America Movil SAB de C.V.	2.380	09/08/16	304,605
100,000	AT&T, Inc	7.300	11/15/11	100,714

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		AT&T, Inc	2.500%	08/15/15	$1,022,299
1,000,000		AT&T, Inc	2.950	05/15/16	1,031,900
1,000,000		British Telecommunications plc	5.150	01/15/13	1,045,818
1,000,000		Cellco Partnership	7.380	11/15/13	1,121,522
1,000,000		France Telecom S.A.	2.130	09/16/15	989,771
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	977,475
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	845,886
1,000,000		Telefonica Emisiones SAU	2.580	04/26/13	967,729
1,000,000		Telefonica Emisiones SAU	3.730	04/27/15	954,337
1,000,000		Telefonica Emisiones SAU	3.990	02/16/16	951,525
190,000		Verizon Communications, Inc	5.250	04/15/13	201,991
500,000	g	Vimpelcom Holdings	6.250	03/01/17	430,000
250,000		Windstream Corp	8.130	08/01/13	263,125

		TOTAL TELECOMMUNICATION SERVICES			11,208,697

TRANSPORTATION - 1.0%
2,000,000	g	Bombardier, Inc	6.300	05/01/14	2,070,000
1,600,000		CSX Corp	5.750	03/15/13	1,700,735
1,000,000	g	ERAC USA Finance LLC	5.800	10/15/12	1,041,978
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,011,641
1,000,000	g	Southwest Airlines Co	10.500	12/15/11	1,016,573
175,000	g	Union Pacific Corp	4.160	07/15/22	186,759

		TOTAL TRANSPORTATION			7,027,686

UTILITIES - 1.9%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	532,500
1,000,000		AES Corp	7.750	03/01/14	1,020,000
180,000		Alliant Energy Corp	4.000	10/15/14	187,462
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	281,614
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,100,562
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,009,143
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	548,336
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,924,851
500,000	g	KazMunaiGaz Finance Sub BV	8.380	07/02/13	520,000
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,025,962
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	195,465
500,000		Korea Midland Power Co Ltd	5.380	02/11/13	519,306
1,000,000		Northeast Utilities	5.650	06/01/13	1,067,521
625,000		ONEOK Partners LP	5.900	04/01/12	638,796
500,000		Pepco Holdings, Inc	2.700	10/01/15	506,664
500,000		PG&E Corp	5.750	04/01/14	548,270
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	541,250
250,000		Veolia Environnement	5.250	06/03/13	262,976
450,000		Williams Partners LP	3.800	02/15/15	469,506

		TOTAL UTILITIES			12,900,184

		TOTAL CORPORATE BONDS			231,844,481
		(Cost $231,763,127)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 51.0%

AGENCY SECURITIES - 14.1%
		Federal Farm Credit Bank (FFCB)
$1,000,000		FFCB	1.380%	06/25/13	$1,017,741
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	1.880	06/21/13	3,076,587
7,500,000		FHLB	1.000	08/28/14	7,506,083
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		FHLMC	0.750	03/28/13	5,028,955
		Federal National Mortgage Association (FNMA)
2,000,000		FNMA	3.630	02/12/13	2,086,530
6,500,000		FNMA	1.250	08/20/13	6,593,574
1,500,000		FNMA	2.750	03/13/14	1,580,801
1,000,000		FNMA	2.500	05/15/14	1,048,531
25,000,000		FNMA	1.130	06/27/14	25,366,899
2,000,000		FNMA	3.000	09/16/14	2,138,952
5,000,000		FNMA	2.630	11/20/14	5,299,665
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,065,508
2,000,000		Citigroup, Inc	2.130	04/30/12	2,022,100
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,975,220
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,009,388
400,000		General Electric Capital Corp	2.200	06/08/12	405,452
300,000		General Electric Capital Corp	2.130	12/21/12	306,525
2,000,000		General Electric Capital Corp	2.630	12/28/12	2,056,466
2,800,000		GMAC, Inc	1.750	10/30/12	2,843,504
3,600,000		GMAC, Inc	2.200	12/19/12	3,679,426
1,500,000		JPMorgan Chase & Co	3.130	12/01/11	1,506,963
750,000		New York Community Bank	3.000	12/16/11	754,507
7,000,000		Private Export Funding Corp	4.900	12/15/11	7,067,025
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,094,606
1,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,007,079
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,044,337
1,000,000		State Street Corp	2.150	04/30/12	1,011,140
500,000		US Central Federal Credit Union	1.900	10/19/12	508,692
500,000		Wells Fargo & Co	2.130	06/15/12	506,167

		TOTAL AGENCY SECURITIES			95,608,423

FOREIGN GOVERNMENT BONDS - 4.1%
1,250,000	g	Bank of Montreal	2.630	01/25/16	1,305,255
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	833,284
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	785,527
1,100,000		Eksportfinans ASA	5.000	02/14/12	1,117,052
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,163,597
1,000,000		Export Development Canada	2.250	05/28/15	1,051,014
300,000		Export-Import Bank of Korea	8.130	01/21/14	334,859
225,000		Export-Import Bank of Korea	4.130	09/09/15	226,838
500,000		Export-Import Bank of Korea	3.750	10/20/16	487,690
125,000		Hungary Government International Bond	4.750	02/03/15	122,500
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	408,107
2,280,000	g	National Bank of Canada	1.650	01/30/14	2,316,368
420,000		Poland Government International Bond	3.880	07/16/15	425,670
195,000	g	Portugal Government International Bond	3.500	03/25/15	137,126
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,198,684
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,137,013

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Province of Nova Scotia Canada	2.380%	07/21/15	$2,083,262
700,000		Province of Ontario Canada	2.950	02/05/15	739,950
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,366,092
1,200,000		Province of Ontario Canada	1.600	09/21/16	1,197,264
791,000	g	Qatar Government International Bond	4.000	01/20/15	832,528
550,000		Republic of Italy	4.500	01/21/15	543,594
500,000		Republic of Korea	5.750	04/16/14	537,640
700,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	687,750
500,000		South Africa Government International Bond	6.500	06/02/14	553,750
1,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	1,237,371
500,000	g	Ukraine Government International Bond	6.250	06/17/16	444,375
516,000		United Mexican States	5.880	02/17/14	558,312

		TOTAL FOREIGN GOVERNMENT BONDS			27,832,472

MORTGAGE BACKED - 2.8%
		Federal Home Loan Mortgage Corp (FHLMC)
4,731,068		FHLMC	4.000	05/15/37	4,991,956
		Federal Home Loan Mortgage Corp Gold (FGLMC)
43,663		FGLMC	6.000	12/01/17	47,057
240,392		FGLMC	5.500	01/01/19	263,219
211,702		FGLMC	5.500	01/01/19	231,804
		Federal National Mortgage Association (FNMA)
13,437		FNMA	5.000	06/01/13	14,078
4,414,594		FNMA	4.000	10/25/24	4,669,869
4,530,522		FNMA	4.500	10/25/28	4,763,140
		Government National Mortgage Association (GNMA)
3,963,320		GNMA	2.300	10/15/19	3,961,243

		TOTAL MORTGAGE BACKED			18,942,366

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	532,915

		TOTAL MUNICIPAL BONDS			532,915

U.S. TREASURY SECURITIES - 29.9%
1,000,000		United States Treasury Note	1.000	12/31/11	1,002,305
140,000		United States Treasury Note	0.630	06/30/12	140,482
60,000		United States Treasury Note	1.380	10/15/12	60,734
19,925,000		United States Treasury Note	0.630	01/31/13	20,033,970
22,720,000		United States Treasury Note	1.130	06/15/13	23,047,395
575,000		United States Treasury Note	0.130	08/31/13	573,585
7,395,000		United States Treasury Note	3.130	09/30/13	7,812,122
3,125,000	d	United States Treasury Note	0.500	10/15/13	3,137,206
29,700,000		United States Treasury Note	1.250	04/15/14	30,347,372
2,318,000		United States Treasury Note	1.880	04/30/14	2,406,193
45,000		United States Treasury Note	2.250	05/31/14	47,194
1,635,000		United States Treasury Note	2.630	06/30/14	1,733,739
17,960,000		United States Treasury Note	0.630	07/15/14	18,069,376
25,000,000		United States Treasury Note	0.500	08/15/14	25,064,500
2,991,000		United States Treasury Note	2.380	08/31/14	3,159,010
1,865,000		United States Treasury Note	2.380	10/31/14	1,974,132
6,779,000		United States Treasury Note	1.250	09/30/15	6,929,412
3,967,000		United States Treasury Note	2.250	03/31/16	4,217,119

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,980,000		United States Treasury Note	1.500%	06/30/16	$8,200,088
30,289,000		United States Treasury Note	1.000	08/31/16	30,364,724
3,000,000		United States Treasury Note	2.250	07/31/18	3,165,936
11,000,000		United States Treasury Note	1.500	08/31/18	11,053,284

		TOTAL U.S. TREASURY SECURITIES			202,539,878

		TOTAL GOVERNMENT BONDS			345,456,054
		(Cost $340,142,891)

STRUCTURED ASSETS - 9.8%

ASSET BACKED - 8.4%
230,520		Aames Mortgage Trust	6.900	06/25/32	178,584
		Series - 2002 1 (Class A3)
356,742	i	Accredited Mortgage Loan Trust	0.430	09/25/35	318,133
		Series - 2005 3 (Class A1)
273,538	i	ACE Securities Corp	0.700	08/25/35	263,192
		Series - 2005 HE5 (Class M1)
3,000,000	g,m	AESOP Funding II	3.270	02/20/18	3,026,250
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,067,841
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,758,115
		Series - 2011 2 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	1,996,310
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,016,100
		Series - 2011 2 (Class B)
2,250,000	i	Asset Backed Funding Certificates	0.670	06/25/35	1,928,063
		Series - 2005 WMC1 (Class M1)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	523,043
		Series - 2009 2A (Class A)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	2,007,425
		Series - 2010 4A (Class A)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,021,006
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	160,494
		Series - 2011 1 (Class C)
145,773		Centex Home Equity	5.540	01/25/32	143,607
		Series - 2002 A (Class AF6)
828,076	i	Centex Home Equity	0.660	03/25/34	681,507
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	113,780
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	74,986
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	113,471
		Series - 2002 2 (Class MF2)
88,547		CIT Group Home Equity Loan Trust	6.830	06/25/33	2,718
		Series - 2002 2 (Class BF)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$156,366		Citicorp Mortgage Securities, Inc	5.710%	07/25/36	$156,417
		Series - 2006 1 (Class A3)
195,548	i	Countrywide Asset-Backed Certificates	4.450	10/25/35	192,299
		Series - 2005 7 (Class AF3)
255,409	i	Countrywide Asset-Backed Certificates	0.580	02/25/36	252,693
		Series - 2005 11 (Class 3AV2)
120,591	i	Countrywide Asset-Backed Certificates	0.320	01/25/46	118,351
		Series - 2006 8 (Class 2A2)
155,485	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	150,322
		Series - 2006 15 (Class A2)
1,210,571		Credit-Based Asset Servicing and Securitization LLC	4.830	08/25/35	1,175,759
		Series - 2005 CB5 (Class AF2)
142,114		Credit-Based Asset Servicing and Securitization LLC	5.840	04/25/37	140,701
		Series - 2007 CB4 (Class A2A)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	2,003,908
		Series - 2010 A (Class B)
1,184,195	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,100,928
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,062,360
		Series - 2011 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,038,422
		Series - 2011 1 (Class B)
307,224		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	304,167
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,588,486
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	541,399
		Series - 2009 2A (Class A2)
209,267		HFC Home Equity Loan Asset Backed Certificates	5.660	03/20/36	209,183
		Series - 2006 3 (Class A2F)
883,957	i	HSI Asset Securitization Corp Trust	0.590	07/25/35	835,650
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,060,069
		Series - 2011 A (Class B)
817,402	i	Long Beach Mortgage Loan Trust	0.690	02/25/35	805,080
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,064,867
		Series - 2011 A (Class B)
37,242	i	Morgan Stanley ABS Capital I	0.270	01/25/37	36,272
		Series - 2007 HE2 (Class A2A)
1,000,000	g	Navistar Financial Corp Owner Trust	1.080	03/18/14	999,669
		Series - 2010 B (Class A3)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	211,506
		Series - 2006 3 (Class AF3)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,044,025
		Series - 2011 1A (Class A1)
581,728	i	Residential Asset Mortgage Products, Inc	0.530	04/25/35	488,573
		Series - 2005 RZ1 (Class A3)
1,646,554		Residential Funding Mortgage Securities II, Inc	5.570	02/25/36	1,641,328
		Series - 2006 HI1 (Class A3)
3,351,527		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	3,353,226
		Series - 2006 HI2 (Class A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,121,545		Residential Funding Mortgage Securities II, Inc	5.960%	02/25/36	$1,002,396
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	376,654
		Series - 2006 HI1 (Class M2)
658,919		Saxon Asset Securities Trust	6.120	11/25/30	660,353
		Series - 2002 2 (Class AF6)
73,059	i	Securitized Asset Backed Receivables LLC Trust	0.380	03/25/36	68,494
		Series - 2006 NC2 (Class A2)
2,000,000	g	SLM Student Loan Trust	4.370	04/17/28	2,118,464
		Series - 2011 A (Class A2)
2,236,252	i	Soundview Home Equity Loan Trust	0.340	10/25/36	2,182,944
		Series - 2006 EQ1 (Class A2)
771,318	i	Structured Asset Investment Loan Trust	0.630	05/25/35	733,652
		Series - 2005 4 (Class M1)
229,981	i	Structured Asset Securities Corp	0.280	02/25/37	219,588
		Series - 2007 BC1 (Class A2)
81,733	i	Structured Asset Securities Corp	0.320	02/25/37	80,919
		Series - 2007 WF1 (Class A2)
90,672	i	Wells Fargo Home Equity Trust	0.370	07/25/36	78,070
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,116,698
		Series - 2009 D (Class A)

		TOTAL ASSET BACKED			56,608,518

OTHER MORTGAGE BACKED - 1.4%
1,949,108	i	Ameriquest Mortgage Securities	0.550	05/25/35	1,894,248
		Series - 0 R3 (Class A3D)
3,051,293	i	Countrywide Alternative Loan Trust	0.370	07/25/46	2,849,282
		Series - 2006 OA8 (Class 2A2)
101,505		First Horizon Asset Securities, Inc	5.500	11/25/33	101,772
		Series - 2003 9 (Class 1A4)
163	i	Greenpoint Mortgage Funding Trust	0.330	09/25/46	163
		Series - 2006 AR4 (Class A1A)
698,784	i	Greenpoint Mortgage Funding Trust	0.310	10/25/46	656,541
		Series - 0 AR5 (Class A1A)
70,089	i	GSR Mortgage Loan Trust	2.790	01/25/36	65,692
		Series - 2006 AR1 (Class 2A2)
927,624		MASTR Asset Securitization Trust	5.000	05/25/35	927,046
		Series - 2005 1 (Class 2A5)
450,462	g	Morgan Stanley Capital I	2.600	09/15/47	457,774
		Series - 2011 C1 (Class A1)
1,442,121	i	Residential Funding Mortgage Securities I, Inc	2.910	08/25/35	1,234,714
		Series - 2005 SA3 (Class 2A1)
674,089		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	680,107
		Series - 2005 2 (Class 1A1)
305,872	i	Wells Fargo Mortgage Backed Securities Trust	5.390	03/25/36	304,336
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			9,171,675

		TOTAL STRUCTURED ASSETS			65,780,193
		(Cost $67,914,506)

		TOTAL BONDS			643,080,728
		(Cost $639,820,524)

TIAA-CREF FUNDS – Short-Term Bond Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
15,738	Federal Home Loan Mortgage Corp	8.380%	12/30/49	$31,476
55,841	Federal National Mortgage Association	8.250	12/30/49	106,098

	TOTAL BANKS			137,574

	TOTAL PREFERRED STOCKS			137,574
	(Cost $1,789,475)

	TOTAL INVESTMENTS - 96.4%			652,270,576
	(Cost $650,948,764)

	OTHER ASSETS & LIABILITIES, NET - 3.6%			24,537,724

	NET ASSETS - 100.0%			$676,808,300

	Abbreviation(s):
	ABS Asset-Based Security
	REIT Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $81,174,511 or 12.0% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.9%

AUTOMOBILES & COMPONENTS - 1.3%
$14,014,875	i	DaimlerChrysler Group LLC	6.000%	05/24/17	$12,182,991

		TOTAL AUTOMOBILES & COMPONENTS			12,182,991

CONSUMER SERVICES - 0.6%
5,558,000	i	Burger King Corp	4.500	10/30/16	5,354,466

		TOTAL CONSUMER SERVICES			5,354,466

SOFTWARE & SERVICES - 0.3%
2,955,037	i,m	IMS Health, Inc	4.500	02/26/16	2,893,159

		TOTAL SOFTWARE & SERVICES			2,893,159

TELECOMMUNICATION SERVICES - 0.5%
5,000,000	i	Univision Communications, Inc	4.489	03/31/17	4,196,000

		TOTAL TELECOMMUNICATION SERVICES			4,196,000

UTILITIES - 0.2%
2,046,316	i	Texas Competitive Electric Holdings Co LLC	3.726	10/10/14	1,438,826

		TOTAL UTILITIES			1,438,826

		TOTAL BANK LOAN OBLIGATIONS			26,065,442
		(Cost $29,319,738)

BONDS - 93.0%

CORPORATE BONDS - 92.4%

AUTOMOBILES & COMPONENTS - 2.5%
5,000,000	g	Chrysler Group	8.000	06/15/19	3,900,000
8,000,000	g	Delphi Corp	5.880	05/15/19	7,440,000
8,000,000		Ford Motor Co	7.450	07/16/31	9,031,040
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,808,300

		TOTAL AUTOMOBILES & COMPONENTS			23,179,340

BANKS - 1.3%
3,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	2,992,500
2,000,000		Amsouth Bank	4.850	04/01/13	1,935,000
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,678,026
900,000		Regions Bank	6.450	06/26/37	756,000
4,035,000	g,i	Standard Chartered plc	6.410	12/30/49	3,408,304

		TOTAL BANKS			11,769,830

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 3.7%
$2,000,000		Alliant Techsystems, Inc	6.750%	04/01/16	$2,005,000
2,875,000		Alliant Techsystems, Inc	6.880	09/15/20	2,875,000
1,250,000		Case New Holland, Inc	7.880	12/01/17	1,331,250
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,357,300
3,850,000	g	Huntington Ingalls	6.880	03/15/18	3,580,500
1,350,000	g	Huntington Ingalls	7.130	03/15/21	1,252,125
1,000,000		Russel Metals, Inc	6.380	03/01/14	997,500
1,000,000		Seagate HDD Cayman	6.880	05/01/20	920,000
4,975,000	g	Seagate HDD Cayman	7.000	11/01/21	4,577,000
3,158,000	g,h	Sealed Air Corp	8.130	09/15/19	3,189,580
3,158,000	g,h	Sealed Air Corp	8.380	09/15/21	3,189,580
1,000,000		SPX Corp	7.630	12/15/14	1,070,000
2,250,000		SPX Corp	6.880	09/01/17	2,306,250
3,250,000		TransDigm, Inc	7.750	12/15/18	3,306,875

		TOTAL CAPITAL GOODS			33,957,960

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
2,500,000	g	American Achievement Corp	10.880	04/15/16	1,900,000
5,325,000		Trans Union LLC	11.380	06/15/18	5,790,937
6,850,000	g	VIP Finance Ireland Ltd	7.750	02/02/21	5,693,720
3,334,000		Visant Corp	10.000	10/01/17	3,083,950

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			16,468,607

CONSUMER DURABLES & APPAREL - 0.9%
5,000,000		Hanesbrands, Inc	8.000	12/15/16	5,287,500
4,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	4,170,000

		TOTAL CONSUMER DURABLES & APPAREL			9,457,500

CONSUMER SERVICES - 6.1%
5,875,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	5,316,875
3,970,000	g	American Casinos Inc.	7.500	04/15/21	3,840,975
750,000		Burger King Corp	9.880	10/15/18	772,500
7,250,000		DineEquity, Inc	9.500	10/30/18	7,195,624
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	508,125
290,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	275,500
3,665,000	g	Live Nation Entertainment, Inc	8.130	05/15/18	3,518,400
2,400,000		Mac-Gray Corp	7.630	08/15/15	2,430,000
5,750,000		Marina District Finance Co, Inc	9.500	10/15/15	5,189,375
2,040,000		MGM Mirage	10.380	05/15/14	2,226,150
1,500,000		MGM Mirage	9.000	03/15/20	1,558,125
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	6,688,600
3,500,000		Speedway Motorsports, Inc	8.750	06/01/16	3,648,750
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,333,750
5,874,000		Wendys	10.000	07/15/16	6,182,385
2,000,000		Wynn Las Vegas LLC	7.880	11/01/17	2,095,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,100,000

		TOTAL CONSUMER SERVICES			56,880,134

DIVERSIFIED FINANCIALS - 8.4%
2,000,000		American General Finance Corp	5.380	10/01/12	1,840,000
5,160,000		American General Finance Corp	6.900	12/15/17	3,715,200
2,000,000	g	CIT Group, Inc	5.250	04/01/14	1,935,000
1,394,180		CIT Group, Inc	7.000	05/01/14	1,422,063

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	CIT Group, Inc	7.000%	05/04/15	$1,985,000
3,000,000	g	CIT Group, Inc	7.000	05/02/16	2,910,000
4,500,000	g	CIT Group, Inc	7.000	05/02/17	4,365,000
2,000,000	g	CIT Group, Inc	6.630	04/01/18	1,990,000
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	2,940,000
1,750,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,837,500
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,250,000
1,750,000		Ford Motor Credit Co LLC	5.630	09/15/15	1,760,351
2,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	2,182,420
2,250,000		Ford Motor Credit Co LLC	8.130	01/15/20	2,552,517
2,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,978,998
1,000,000		GMAC, Inc	6.750	12/01/14	956,250
2,000,000		GMAC, Inc	8.300	02/12/15	1,977,500
5,000,000		GMAC, Inc	8.000	03/15/20	4,628,100
2,000,000		GMAC, Inc	7.500	09/15/20	1,810,000
3,000,000		GMAC, Inc	8.000	11/01/31	2,632,500
1,825,000		International Lease Finance Corp	5.630	09/20/13	1,752,000
5,232,000		International Lease Finance Corp	8.630	09/15/15	5,192,760
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,285,688
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,243,160
8,000,000		International Lease Finance Corp	6.250	05/15/19	6,953,535
2,600,000		International Lease Finance Corp	8.250	12/15/20	2,548,000
5,720,000		Susser Holdings LLC	8.500	05/15/16	5,955,950

		TOTAL DIVERSIFIED FINANCIALS			76,599,492

ENERGY - 11.5%
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,060,000
12,500,000	g	Arch Coal, Inc	7.000	06/15/19	11,874,999
3,855,000		Bill Barrett Corp	7.630	10/01/19	3,787,538
4,500,000		Chaparral Energy, Inc	8.250	09/01/21	4,106,250
250,000		Chesapeake Energy Corp	9.500	02/15/15	281,875
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,130,000
1,100,000		Chesapeake Energy Corp	6.630	08/15/20	1,133,000
2,375,000		Chesapeake Energy Corp	6.880	11/15/20	2,481,875
2,276,000		Cimarex Energy Co	7.130	05/01/17	2,298,760
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,357,500
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,040,000
6,840,000		Consol Energy Inc	8.000	04/01/17	7,147,799
500,000		Consol Energy Inc	8.250	04/01/20	526,250
1,820,000		Continental Resources, Inc	7.130	04/01/21	1,838,200
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,160,000
1,390,000		Energy Transfer Equity LP	7.500	10/15/20	1,428,225
1,625,000		Inergy LP	8.750	03/01/15	1,657,500
1,250,000		Inergy LP	7.000	10/01/18	1,175,000
1,425,000	g	James River Escrow	7.880	04/01/19	1,197,000
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,210,000
875,000		Linn Energy LLC	8.630	04/15/20	901,250
2,060,000		MarkWest Energy Partners LP	6.750	11/01/20	2,090,900
3,000,000		Newfield Exploration Co	6.630	04/15/16	3,030,000
2,800,000		Newfield Exploration Co	6.880	02/01/20	2,884,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	2,966,250
4,750,000		Niska Gas Storage US	8.880	03/15/18	4,702,500

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Peabody Energy Corp	4.750%	12/15/41	$3,105,000
1,500,000		Pioneer Natural Resources Co	6.880	05/01/18	1,610,085
1,665,000	g	Precision Drilling Corp	6.500	12/15/21	1,640,025
1,941,000		Precision Drilling Trust	6.630	11/15/20	1,892,475
1,750,000		Range Resources Corp	7.500	10/01/17	1,855,000
250,000		Range Resources Corp	7.250	05/01/18	266,250
1,000,000		Range Resources Corp	6.750	08/01/20	1,065,000
1,125,000		Regency Energy Partners LP	6.880	12/01/18	1,158,750
4,800,000		Regency Energy Partners LP	6.500	07/15/21	4,824,000
1,500,000	g	SandRidge Energy, Inc	9.880	05/15/16	1,545,000
3,125,000	g	SandRidge Energy, Inc	8.000	06/01/18	2,937,500
5,175,000	g	SandRidge Energy, Inc	7.500	03/15/21	4,761,000
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,411,192

		TOTAL ENERGY			106,537,948

FOOD & STAPLES RETAILING - 3.0%
6,350,000		Ingles Markets, Inc	8.880	05/15/17	6,651,625
1,600,000		Rite Aid Corp	10.380	07/15/16	1,636,000
2,500,000		Rite Aid Corp	7.500	03/01/17	2,387,500
2,500,000		Rite Aid Corp	8.000	08/15/20	2,606,250
3,800,000		Stater Bros Holdings, Inc	7.380	11/15/18	3,876,000
1,600,000		Stater Brothers Holdings	7.750	04/15/15	1,632,000
5,050,000		SuperValu, Inc	7.500	11/15/14	4,949,000
4,000,000		SuperValu, Inc	8.000	05/01/16	3,780,000

		TOTAL FOOD & STAPLES RETAILING			27,518,375

FOOD, BEVERAGE & TOBACCO - 1.0%
3,810,000	g	Blue Merger Sub, Inc	7.630	02/15/19	3,219,450
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,678,935
4,112,000		TreeHouse Foods, Inc	7.750	03/01/18	4,255,920

		TOTAL FOOD, BEVERAGE & TOBACCO			9,154,305

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,360,000
1,265,000		Apria Healthcare Group, Inc	12.380	11/01/14	1,163,800
8,217,000		CHS/Community Health Systems	8.880	07/15/15	8,073,203
3,550,000		DaVita, Inc	6.380	11/01/18	3,408,000
2,045,000		DaVita, Inc	6.630	11/01/20	1,963,200
1,250,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,253,125
1,100,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,061,500
350,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	355,250
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,431,000
705,000	g	HCA Holdings, Inc	7.750	05/15/21	660,938
98,000		HCA, Inc	9.880	02/15/17	105,840
4,000,000		HCA, Inc	8.500	04/15/19	4,240,000
4,500,000		HCA, Inc	7.880	02/15/20	4,657,500
900,000		HCA, Inc	7.500	11/06/33	767,250
4,300,000		Healthsouth Corp	7.250	10/01/18	4,085,000
3,750,000		Healthsouth Corp	7.750	09/15/22	3,403,125
1,295,000		LifePoint Hospitals, Inc	6.630	10/01/20	1,275,575
1,750,000		Tenet Healthcare Corp	6.880	11/15/31	1,330,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			43,594,306

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
$4,440,000	g	Hypermarcas S.A.	6.500%	04/20/21	$4,040,400
5,000,000	g	Reynolds Group Issuer, Inc	8.750	10/15/16	5,012,500
2,081,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	2,216,265

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,269,165

INSURANCE - 2.0%
1,975,000		American Financial Group, Inc	9.880	06/15/19	2,442,479
4,000,000	i	American International Group, Inc	8.180	05/15/58	3,530,000
13,600,000		HCA, Inc	7.500	02/15/22	12,545,999

		TOTAL INSURANCE			18,518,478

MATERIALS - 9.1%
2,140,000	g	Aperam	7.380	04/01/16	1,883,200
1,000,000		Ball Corp	6.630	03/15/18	1,005,000
480,000		Ball Corp	7.380	09/01/19	506,400
2,570,000		Celanese US Holdings LLC	6.630	10/15/18	2,656,738
3,750,000	g	Cemex SAB de C.V.	9.500	12/14/16	2,718,750
3,320,000	g	Cemex SAB de C.V.	9.000	01/11/18	2,249,300
1,640,000		CF Industries, Inc	6.880	05/01/18	1,830,650
1,975,000	g	China Liansu Group Holdings Ltd	7.880	05/13/16	1,441,750
3,500,000	g	CommScope, Inc	8.250	01/15/19	3,412,500
2,000,000		Crown Americas LLC	7.630	05/15/17	2,115,000
2,000,000	g	Crown Americas LLC	6.250	02/01/21	2,000,000
2,402,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,149,790
1,350,000	g	Fufeng Group Ltd	7.630	04/13/16	945,000
3,922,000	g	Georgia Gulf Corp	9.000	01/15/17	3,961,220
4,000,000		Georgia-Pacific LLC	8.880	05/15/31	4,992,408
2,513,000		Graphic Packaging International, Inc	9.500	06/15/17	2,688,910
3,000,000		Graphic Packaging International, Inc	7.880	10/01/18	3,075,000
1,260,000		Greif, Inc	6.750	02/01/17	1,266,300
600,000		Greif, Inc	7.750	08/01/19	624,000
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	2,636,250
2,500,000		Lafarge S.A.	7.130	07/15/36	2,157,965
1,212,000	g	LBI Escrow Corp	8.000	11/01/17	1,305,930
4,090,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	3,967,300
3,110,000		Momentive Performance Materials, Inc	9.000	01/15/21	2,130,350
3,110,000		Novelis, Inc	8.380	12/15/17	3,078,900
4,435,000	g	Polymer Group, Inc	7.750	02/01/19	4,423,913
1,050,000	g	Sappi Papier Holding AG.	6.630	04/15/21	892,500
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,035,000
2,960,000		Solutia, Inc	8.750	11/01/17	3,152,400
3,000,000		Solutia, Inc	7.880	03/15/20	3,157,500
272,000		Steel Dynamics, Inc	6.750	04/01/15	267,240
1,250,000		Steel Dynamics, Inc	7.630	03/15/20	1,248,438
4,360,000		Verso Paper Holdings LLC	11.380	08/01/16	3,161,000
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	3,864,000
6,750,000		Vulcan Materials Co	6.500	12/01/16	6,221,921

		TOTAL MATERIALS			84,222,523

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 5.2%
$5,000,000		AMC Entertainment, Inc	8.750%	06/01/19	$4,912,500
1,835,000		Cablevision Systems Corp	8.630	09/15/17	1,910,694
6,600,000		CCO Holdings LLC	7.000	01/15/19	6,402,000
5,375,000		CCO Holdings LLC	8.130	04/30/20	5,590,000
4,450,000		CCO Holdings LLC	6.500	04/30/21	4,205,250
3,333,000		Cinemark USA, Inc	8.630	06/15/19	3,432,990
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	355,250
1,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	1,993,875
3,000,000		DISH DBS Corp	7.750	05/31/15	3,075,000
2,000,000		Echostar DBS Corp	6.630	10/01/14	2,022,500
1,000,000	g	Kabel BW Erste Beteiligungs	7.500	03/15/19	972,500
4,860,000		Lamar Media Corp	6.630	08/15/15	4,774,950
3,225,000		Lamar Media Corp	7.880	04/15/18	3,225,000
4,630,000		Nielsen Finance LLC	7.750	10/15/18	4,722,600
1,000,000		Regal Entertainment Group	9.130	08/15/18	990,000

		TOTAL MEDIA			48,585,109

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
6,250,000	g	Convatec Healthcare	10.500	12/15/18	5,500,000
10,768,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	10,808,380
4,000,000	g	Mylan, Inc	7.630	07/15/17	4,160,000
2,000,000	g	Mylan, Inc	6.000	11/15/18	1,945,000
6,195,000		NBTY, Inc	9.000	10/01/18	6,342,131
4,760,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	4,385,150
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,221,350
3,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	2,632,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			37,994,511

REAL ESTATE - 1.3%
5,005,000		DuPont Fabros Technology LP	8.500	12/15/17	5,180,175
7,500,000	g	Host Hotels & Resorts LP	5.880	06/15/19	7,162,500

		TOTAL REAL ESTATE			12,342,675

RETAILING - 4.6%
2,700,000	g	Academy Ltd	9.250	08/01/19	2,511,000
4,500,000	g	Ace Hardware Corp	9.130	06/01/16	4,668,750
5,000,000		AmeriGas Partners LP	6.250	08/20/19	4,787,500
4,500,000		Asbury Automotive Group, Inc	8.380	11/15/20	4,342,500
1,000,000		AutoNation, Inc	6.750	04/15/18	1,020,000
2,180,000		Ferrellgas LP	6.500	05/01/21	1,853,000
1,440,000		Ferrellgas Partners LP	9.130	10/01/17	1,454,400
3,525,000		Hanesbrands, Inc	6.380	12/15/20	3,419,250
4,450,000	g	Hyva Global BV	8.630	03/24/16	3,515,500
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,195,313
3,000,000		JC Penney Corp, Inc	6.380	10/15/36	2,520,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	1,968,750
4,000,000	g	QVC, Inc	7.130	04/15/17	4,180,000
4,600,000	g	QVC, Inc	7.500	10/01/19	4,899,000

		TOTAL RETAILING			42,334,963

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
5,750,000	g	Hynix Semiconductor, Inc	7.880	06/27/17	5,117,500

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,117,500

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 1.1%
$1,200,000		Fidelity National Information Services, Inc	7.630%	07/15/17	$1,248,000
800,000	g	First Data Corp	7.380	06/15/19	710,000
3,000,000	g	IMS Health, Inc	12.500	03/01/18	3,300,000
875,000		SunGard Data Systems, Inc	10.630	05/15/15	912,188
4,000,000		SunGard Data Systems, Inc	7.380	11/15/18	3,720,000

		TOTAL SOFTWARE & SERVICES			9,890,188

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
1,580,000		Brocade Communications Systems, Inc	6.630	01/15/18	1,607,650
1,475,000		Jabil Circuit, Inc	5.630	12/15/20	1,438,125
9,531,000	g	Pinafore LLC	9.000	10/01/18	9,769,275
860,000	g	Scientific Games Corp	7.880	06/15/16	862,150
2,500,000		Scientific Games Corp	8.130	09/15/18	2,456,250
9,861,000		Scientific Games Corp	9.250	06/15/19	9,934,958
2,000,000	g	Seagate Technology HDD Holdings	7.750	12/15/18	1,960,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			28,028,408

TELECOMMUNICATION SERVICES - 5.2%
1,300,000		Citizens Communications Co	7.130	03/15/19	1,238,250
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,007,500
700,000		Equinix, Inc	7.000	07/15/21	697,375
5,000,000		Frontier Communications Corp	7.880	04/15/15	5,012,500
3,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	2,602,500
3,000,000	g	Intelsat Jackson Holdings Ltd	7.250	04/01/19	2,782,500
4,000,000		Intelsat Jackson Holdings Ltd	8.500	11/01/19	3,910,000
4,000,000	g	Intelsat Jackson Holdings Ltd	7.250	10/15/20	3,690,000
3,000,000		Nexstar Broadcasting, Inc	8.880	04/15/17	2,962,500
6,724,000		Sprint Capital Corp	6.900	05/01/19	5,782,640
2,557,000		Sprint Capital Corp	6.880	11/15/28	1,911,358
1,800,000		Sprint Capital Corp	8.750	03/15/32	1,563,750
5,950,000		Syniverse Holdings, Inc	9.130	01/15/19	5,830,999
2,750,000		Virgin Media Finance plc	9.500	08/15/16	2,970,000
1,000,000		Virgin Media Finance plc	8.380	10/15/19	1,062,500
2,500,000		Windstream Corp	7.880	11/01/17	2,531,250
1,105,000		Windstream Corp	8.130	09/01/18	1,113,288
400,000		Windstream Corp	7.750	10/15/20	390,000

		TOTAL TELECOMMUNICATION SERVICES			48,058,910

TRANSPORTATION - 2.9%
1,652,301		Avis Budget Car Rental LLC	9.630	03/15/18	1,635,778
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,220,000
3,000,000	g	Bombardier, Inc	7.750	03/15/20	3,195,000
5,278,000		Bristow Group, Inc	7.500	09/15/17	5,436,340
2,000,000		Hertz Corp	7.500	10/15/18	1,910,000
6,000,000		Hertz Corp	6.750	04/15/19	5,445,000
2,000,000		Hertz Corp	7.380	01/15/21	1,827,500
1,560,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	1,661,400
2,130,000	g	TAM Capital 3, Inc	8.380	06/03/21	1,959,600

		TOTAL TRANSPORTATION			27,290,618

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 7.3%
$2,813,000		AES Corp	7.750%	03/01/14	$2,869,260
5,600,000		AES Corp	8.000	10/15/17	5,628,000
2,395,000	g	AES Corp	7.380	07/01/21	2,263,275
		Calpine Construction Finance Co LP and CCFC Finance
2,000,000	g	Corp	8.000	06/01/16	2,050,000
4,000,000	g	Calpine Corp	7.250	10/15/17	3,860,000
6,000,000	g	Calpine Corp	7.500	02/15/21	5,730,000
3,885,000	g	Calpine Corp	7.880	01/15/23	3,749,025
5,800,000		Crosstex Energy, Inc	8.880	02/15/18	5,945,000
3,750,000		Edison Mission Energy	7.000	05/15/17	2,231,250
2,750,000		El Paso Corp	7.750	01/15/32	3,185,215
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,055,000
3,600,000	g	NRG Energy, Inc	7.630	05/15/19	3,276,000
4,000,000		NRG Energy, Inc	8.500	06/15/19	3,860,000
2,570,000	g	NRG Energy, Inc	7.880	05/15/21	2,351,550
1,335,000		Questar Market Resources, Inc	6.880	03/01/21	1,395,075
2,100,000		Reliant Energy, Inc	7.630	06/15/14	2,052,750
1,927,000		Sabine Pass LNG LP	7.250	11/30/13	1,864,373
7,070,000		Sabine Pass LNG LP	7.500	11/30/16	6,539,750
8,180,000	g	Texas Competitive Electric Holdings Co LLC	11.500	10/01/20	6,543,999

		TOTAL UTILITIES			67,449,522

		TOTAL CORPORATE BONDS			856,220,367
		(Cost $886,597,246)

GOVERNMENT BONDS - 0.3%

FOREIGN GOVERNMENT BONDS - 0.3%
4,000,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	2,920,000

		TOTAL FOREIGN GOVERNMENT BONDS			2,920,000

		TOTAL GOVERNMENT BONDS			2,920,000
		(Cost $3,894,196)

STRUCTURED ASSETS - 0.3%

OTHER MORTGAGE BACKED - 0.3%
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	3,141,704
		Series - 2006 LDP8 (Class AJ)

		TOTAL OTHER MORTGAGE BACKED			3,141,704

		TOTAL STRUCTURED ASSETS			3,141,704
		(Cost $3,622,053)

		TOTAL BONDS			862,282,071
		(Cost $894,113,495)

TIAA-CREF FUNDS – High-Yield Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.2%

DIVERSIFIED FINANCIALS - 0.2%
122,440		GMAC Capital Trust I	8.130%	02/15/40	$2,154,163

		TOTAL DIVERSIFIED FINANCIALS			2,154,163

		TOTAL PREFERRED STOCKS			2,154,163
		(Cost $3,061,000)

		TOTAL INVESTMENTS - 96.1%			890,501,676
		(Cost $926,494,233)
		OTHER ASSETS & LIABILITIES, NET - 3.9%			36,270,670

		NET ASSETS - 100.0%			$926,772,346

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $283,699,766 or 30.6% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 98.6%

ALABAMA - 1.0%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,231,292
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,905,005

	TOTAL ALABAMA			3,136,297

ALASKA - 0.2%
560,000	Alaska Railroad Corp	5.250	08/01/16	645,204

	TOTAL ALASKA			645,204

ARIZONA - 2.0%
1,110,000	Arizona School Facilities Board	5.750	09/01/18	1,295,315
1,225,000	Arizona School Facilities Board	5.000	09/01/19	1,383,379
2,000,000	City of Tucson AZ	5.000	07/01/20	2,345,680
1,260,000	Tucson AZ	5.250	07/01/14	1,376,689

	TOTAL ARIZONA			6,401,063

ARKANSAS - 0.8%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,202,880
1,110,000	North Little Rock AR	6.500	07/01/15	1,196,336

	TOTAL ARKANSAS			2,399,216

CALIFORNIA - 11.1%
655,000	California Infrastructure & Economic Development Bank	5.000	08/15/18	673,464
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,376,820
2,000,000	California State University	5.000	11/01/22	2,334,100
1,000,000	City of Los Angeles CA	5.000	09/01/22	1,183,440
1,000,000	City of Los Angeles CA	5.000	09/01/23	1,167,460
2,000,000	County of San Bernardino CA	5.250	08/01/19	2,204,500
10,000	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,209
1,670,000	East Side Union High School District-Santa Clara County	5.000	08/01/19	1,942,995
2,500,000	East Side Union High School District-Santa Clara County	5.250	02/01/23	2,729,750
2,250,000	Los Angeles Unified School District, COP	5.000	10/01/17	2,525,130
635,000	Sacramento City Financing Authority	5.400	11/01/20	695,935
500,000	San Diego County Water Authority	3.000	07/01/16	538,745
1,855,000	State of California	5.000	03/01/17	2,130,541
375,000	State of California	5.000	03/01/18	430,883
1,000,000	State of California	5.000	11/01/18	1,163,230
1,000,000	State of California	5.000	03/01/19	1,146,910
1,430,000	State of California	5.000	07/01/19	1,693,335
850,000	State of California	5.250	02/01/20	987,853
1,000,000	State of California	5.000	09/01/20	1,151,880

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$2,000,000	State of California	5.250%	09/01/24	$2,225,239
100,000	Vallejo City Unified School District	5.000	02/01/13	102,425
1,710,000	West Contra Costa Unified School District	5.700	02/01/21	2,026,384
1,450,000	West Contra Costa Unified School District	6.000	08/01/21	1,759,793
1,810,000	West Contra Costa Unified School District	5.700	02/01/22	2,136,904

	TOTAL CALIFORNIA			35,337,925

COLORADO - 1.6%
1,375,000	Denver City & County School District No	5.000	12/01/23	1,680,030
1,000,000	Denver City & County School District No	5.500	12/01/23	1,272,960
1,000,000	Jefferson County Colorado School District	5.000	12/15/23	1,220,120
200,000	Rangely Hospital District	3.000	11/01/14	202,640
350,000	Rangely Hospital District	5.000	11/01/15	377,612
350,000	Rangely Hospital District	5.000	11/01/16	375,879

	TOTAL COLORADO			5,129,241

CONNECTICUT - 0.7%
1,000,000	State of Connecticut	3.500	01/01/16	1,057,490
1,000,000	State of Connecticut	5.000	05/15/21	1,218,120

	TOTAL CONNECTICUT			2,275,610

FLORIDA - 7.6%
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,676,298
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,731,285
450,000	City of Jacksonville FL	5.000	10/01/19	527,103
552,000	City of Lakeland FL, ETM	5.750	10/01/19	619,465
345,000	County of Brevard FL	5.000	07/01/16	408,007
845,000	County of Brevard FL	5.000	07/01/16	928,114
1,365,000	County of Brevard FL	5.000	01/01/21	1,665,055
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,163,040
1,000,000	County of Orange FL	5.000	10/01/21	1,159,350
1,000,000	County of Orange FL	5.250	10/01/22	1,183,570
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,758,240
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,521,508
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,136,390
2,250,000	Lake County School Board, COP	5.250	06/01/17	2,501,550
1,475,000	Lake County School Board, COP	5.250	06/01/18	1,646,484
500,000	Pinellas County Educational Facilities Authority	5.000	10/01/15	537,330
1,000,000	State of Florida	5.000	06/01/19	1,213,520
1,005,000	State of Florida	5.000	06/01/23	1,162,986
535,000	Town of Jupiter FL	5.500	07/01/21	655,824

	TOTAL FLORIDA			24,195,119

GEORGIA - 1.5%
435,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	501,290
215,000	City of Atlanta GA	5.500	11/01/17	255,656
75,000	City of Atlanta GA	5.500	11/01/19	89,062
125,000	City of Atlanta GA	5.500	11/01/22	143,940
1,000,000	Gwinnett County Water & Sewerage Authority	5.000	08/01/20	1,231,500

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$1,000,000	Gwinnett County Water & Sewerage Authority	5.000%	08/01/21	$1,240,110
635,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	726,434
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	557,064

	TOTAL GEORGIA			4,745,056

ILLINOIS - 7.5%
2,045,000	Chicago Board of Education	5.000	12/01/17	2,291,544
1,230,000	Chicago Board of Education	6.000	01/01/20	1,378,375
1,665,000	Chicago Board of Education	5.000	12/01/21	1,824,607
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,116,080
1,000,000	Chicago State University	5.500	12/01/23	1,116,880
470,000	City of Chicago IL	5.000	01/01/21	526,005
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	523,256
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	298,663
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	227,242
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	121,707
1,650,000	Regional Transportation Authority	6.000	06/01/23	1,968,863
1,500,000	State of Illinois	5.000	06/15/19	1,730,310
2,045,000	State of Illinois	5.000	01/01/20	2,175,532
2,250,000	State of Illinois	5.250	01/01/20	2,504,047
1,835,000	State of Illinois	5.000	01/01/20	2,012,536
1,650,000	State of Illinois	5.000	01/01/20	1,807,179
1,020,000	State of Illinois	6.250	12/15/20	1,156,884
875,000	State of Illinois	5.000	04/01/21	940,083

	TOTAL ILLINOIS			23,719,793

INDIANA - 5.0%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	869,222
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,140,320
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,743,455
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,404,356
2,000,000	Indiana Finance Authority	3.000	10/01/16	2,072,320
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	367,498
500,000	Indiana University	5.000	08/01/19	606,490
500,000	Indiana University	5.000	08/01/20	609,900
500,000	Indiana University	5.000	08/01/21	613,630
1,240,000	Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	1,400,766
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,267,297
400,000	Lawrence Township School Building Corp	5.000	07/10/19	458,304
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	595,375
625,000	South Bend Redevelopment Authority	5.750	08/15/18	740,925

	TOTAL INDIANA			15,889,858

KENTUCKY - 0.4%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	568,355
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	564,915

	TOTAL KENTUCKY			1,133,270

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

LOUISIANA - 0.4%
$1,250,000		City of New Orleans LA, GO	5.500%	12/01/21	$1,415,563

		TOTAL LOUISIANA			1,415,563

MAINE - 0.7%
90,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/15	96,054
1,000,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,129,720
1,000,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/22	1,093,450

		TOTAL MAINE			2,319,224

MASSACHUSETTS - 2.8%
2,000,000		Commonwealth of Massachusetts	5.000	08/01/20	2,428,900
1,200,000		Commonwealth of Massachusetts	5.250	09/01/22	1,501,548
2,135,000		Commonwealth of Massachusetts	5.250	09/01/23	2,671,270
500,000		Massachusetts Bay Transportation Authority	5.250	07/01/20	616,595
1,000,000		Massachusetts Bay Transportation Authority	5.500	07/01/22	1,270,170
470,000		Massachusetts Housing Finance Agency	4.700	12/01/16	480,274

		TOTAL MASSACHUSETTS			8,968,757

MICHIGAN - 3.4%
900,000		City of Detroit MI	6.500	07/01/15	1,006,866
505,000		Detroit MI	5.000	07/01/14	544,324
100,000	i	Detroit MI	5.500	07/01/32	100,161
450,000		Forest Hills Public Schools, GO	5.000	05/01/15	513,347
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	1,135,277
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,207,678
1,000,000		Michigan State Building Authority	5.380	10/01/15	1,109,130
250,000		Michigan State Building Authority	5.000	10/15/19	280,880
1,000,000		Michigan State Building Authority	5.000	10/15/20	1,119,350
565,000		State of Michigan	5.250	05/15/18	674,695
1,485,000		State of Michigan	5.500	11/01/18	1,804,304
1,050,000		Wayne County Airport Authority	5.000	12/01/17	1,155,410

		TOTAL MICHIGAN			10,651,422

MINNESOTA - 0.4%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,169,140

		TOTAL MINNESOTA			1,169,140

MISSISSIPPI - 1.1%
2,100,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	2,362,227
590,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	655,396
500,000	h	University of Mississippi Educational Building Corp	5.000	10/01/23	578,780

		TOTAL MISSISSIPPI			3,596,403

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

MISSOURI - 0.6%
$1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250%	08/15/14	$1,775,070

		TOTAL MISSOURI			1,775,070

NEBRASKA - 0.3%
1,000,000		Central Plains Energy Project	5.000	12/01/15	1,029,010

		TOTAL NEBRASKA			1,029,010

NEVADA - 0.5%
1,300,000		County of Clark NV	5.000	06/01/22	1,442,506

		TOTAL NEVADA			1,442,506

NEW HAMPSHIRE - 0.5%
710,000		New Hampshire Municipal Bond Bank	5.000	08/15/13	769,384
725,000		New Hampshire Municipal Bond Bank	5.000	03/15/14	799,306

		TOTAL NEW HAMPSHIRE			1,568,690

NEW JERSEY - 4.3%
25,000		Garden State Preservation Trust	5.130	11/01/18	30,385
500,000		New Jersey Educational Facilities Authority	5.000	07/01/16	563,380
500,000		New Jersey Educational Facilities Authority	5.000	07/01/17	567,855
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,409,371
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/15	535,465
25,000		New Jersey State Turnpike Authority	6.500	01/01/16	30,681
50,000		New Jersey State Turnpike Authority	6.500	01/01/16	55,139
95,000		New Jersey State Turnpike Authority	6.500	01/01/16	106,447
45,000		New Jersey State Turnpike Authority	6.500	01/01/16	52,829
1,815,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,105,364
500,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/20	563,770
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,177,971
2,000,000		New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,386,240
400,000		Newark Housing Authority	5.250	01/01/18	457,200
1,000,000		Newark Housing Authority	5.250	01/01/22	1,139,280
2,000,000		State of New Jersey	5.250	08/01/22	2,444,220

		TOTAL NEW JERSEY			13,625,597

NEW YORK - 12.5%
1,000,000	h	City of New York NY	5.000	10/01/23	1,164,010
150,000		County of Onondaga NY	5.000	12/01/20	177,948
100,000		County of Onondaga NY	5.000	12/01/21	119,034
195,000		Lackawanna Housing Authority	5.000	09/01/16	220,061
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,185,530
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,174,690
2,000,000		Metropolitan Transportation Authority	5.250	11/15/23	2,358,200
520,000		Monroe County Industrial Development Corp	4.000	10/01/14	553,613
500,000		Monroe County Industrial Development Corp	4.000	10/01/15	535,375
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,290,600
1,500,000		New York City Transitional Finance Authority	5.000	11/01/20	1,824,405
1,500,000		New York City Transitional Finance Authority	5.000	11/01/21	1,835,055

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,000,000		New York City Transitional Finance Authority	5.000%	11/01/23	$2,378,000
1,050,000		New York State Dormitory Authority	5.000	01/15/16	1,180,799
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,127,240
500,000		New York State Dormitory Authority	5.000	07/01/17	517,085
1,000,000		New York State Dormitory Authority	5.000	02/15/19	1,148,980
1,405,000		New York State Dormitory Authority	5.000	07/01/19	1,601,882
500,000		New York State Dormitory Authority	5.000	07/01/19	556,520
2,000,000		New York State Dormitory Authority	5.000	03/15/20	2,400,379
750,000	h	New York State Dormitory Authority	4.000	05/01/20	779,805
1,100,000		New York State Dormitory Authority	5.000	07/01/20	1,220,626
500,000		New York State Dormitory Authority	5.000	11/01/20	562,405
750,000	h	New York State Dormitory Authority	4.000	05/01/21	773,483
500,000		New York State Dormitory Authority	5.000	11/01/21	561,835
1,175,000		New York State Dormitory Authority	5.000	02/15/24	1,321,651
250,000		New York State Environmental Facilities Corp	5.000	08/15/19	305,725
250,000		New York State Environmental Facilities Corp	5.000	08/15/20	304,273
130,000		New York State Thruway Authority	5.500	04/01/12	133,254
1,000,000		New York State Thruway Authority	5.000	04/01/21	1,193,240
1,100,000		New York State Urban Development Corp	5.000	03/15/18	1,311,794
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,400,380
1,635,000		Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,870,522
2,000,000		Tobacco Settlement Financing Corp	5.000	06/01/18	2,344,900

		TOTAL NEW YORK			39,433,299

NORTH CAROLINA - 1.6%
1,000,000		County of New Hanover NC	5.000	12/01/20	1,220,810
485,000		North Carolina Eastern Municipal Power Agency	5.000	01/01/21	596,424
1,190,000		Pitt County NC, ETM	5.250	12/01/21	1,330,896
1,500,000		State of North Carolina	5.000	03/01/19	1,833,705

		TOTAL NORTH CAROLINA			4,981,835

OHIO - 4.7%
1,445,000		Cincinnati City School District	5.250	06/01/23	1,686,373
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,458,020
1,500,000		City of Columbus OH	5.000	07/01/21	1,836,840
1,000,000		Ohio Air Quality Development Authority	5.630	06/01/18	1,123,250
1,000,000		Ohio State Water Development Authority	5.500	06/01/22	1,271,560
25,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	28,102
150,000		State of Ohio	5.000	05/01/17	178,052
1,000,000		State of Ohio	5.000	09/15/20	1,205,480
1,000,000		State of Ohio	5.000	08/01/21	1,210,690
4,000,000		State of Ohio, AMT	4.950	09/01/20	4,048,279

		TOTAL OHIO			15,046,646

OREGON - 0.5%
690,000		Clackamas County School District No 62C	5.000	06/15/18	761,243
740,000		State of Oregon	5.000	05/01/21	912,205

		TOTAL OREGON			1,673,448

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

PENNSYLVANIA - 3.3%
$1,460,000		Carbon County Hospital Authority	5.400%	11/15/14	$1,514,064
350,000		Commonwealth of Pennsylvania	5.000	01/01/16	407,008
1,925,000		Commonwealth of Pennsylvania	5.000	02/15/19	2,328,672
115,000		Pennsylvania Economic Development Financing Authority, AMT	6.000	11/01/11	115,329
280,000		Pennsylvania Economic Development Financing Authority, AMT	6.250	11/01/31	282,836
605,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	539,442
1,000,000		Philadelphia Authority for Industrial Development	5.250	09/01/26	874,810
100,000		Philadelphia Authority for Industrial Development	5.250	09/01/36	80,797
2,000,000		Philadelphia School District	5.000	09/01/20	2,203,640
1,425,000		Philadelphia School District, GO	5.000	06/01/24	1,552,039
415,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	446,341

		TOTAL PENNSYLVANIA			10,344,978

PUERTO RICO - 5.8%
510,000		Commonwealth of Puerto Rico	5.000	07/01/13	540,059
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	1,093,570
500,000		Commonwealth of Puerto Rico	5.500	07/01/18	558,585
1,500,000		Commonwealth of Puerto Rico	5.500	07/01/19	1,634,835
2,000,000		Commonwealth of Puerto Rico	5.500	07/01/20	2,165,580
250,000		Commonwealth of Puerto Rico	5.500	07/01/21	268,500
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,355,488
3,370,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,672,929
1,000,000		Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,074,000
400,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	439,976
1,225,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,335,544
5,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	5,439
475,000		Puerto Rico Public Buildings Authority	6.250	07/01/21	533,942
3,130,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	3,172,506
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	693,206

		TOTAL PUERTO RICO			18,544,159

RHODE ISLAND - 1.4%
315,000		Providence Housing Authority	5.000	09/01/18	344,966
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	876,031
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	910,968
2,000,000		State of Rhode Island	5.000	08/01/21	2,381,160

		TOTAL RHODE ISLAND			4,513,125

SOUTH CAROLINA - 2.2%
315,000		County of Richland SC	4.600	09/01/12	323,574
750,000		Lexington County Health Services District, Inc	5.000	11/01/19	841,388
750,000		Lexington County Health Services District, Inc	5.000	11/01/21	836,685
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,284,976
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,117,610
2,250,000		State of South Carolina	5.000	03/01/15	2,580,750

		TOTAL SOUTH CAROLINA			6,984,983

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

SOUTH DAKOTA - 0.2%
$500,000	State of South Dakota	6.700%	09/01/17	$590,670

	TOTAL SOUTH DAKOTA			590,670

TENNESSEE - 2.4%
125,000	Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	128,324
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.630	07/01/20	1,122,700
	Metropolitan Government Nashville & Davidson County Health &
1,500,000	Educational Facs Bd	6.000	12/01/16	1,671,915
1,000,000	Tennessee Energy Acquisition Corp	5.000	09/01/16	1,026,620
3,675,000	Tennessee Energy Acquisition Corp	5.000	02/01/18	3,720,423

	TOTAL TENNESSEE			7,669,982

TEXAS - 3.6%
275,000	Alamo Community College District	4.000	02/15/14	296,819
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,085,750
725,000	County of Harris TX	5.000	08/15/16	843,893
160,000	Harris County Flood Control District	5.000	10/01/14	180,162
1,515,000	Lower Colorado River Authority	6.000	01/01/17	1,869,268
1,000,000	Lubbock Health Facilities Development Corp	5.000	07/01/19	1,126,860
310,000	North Central Texas Health Facility Development Corp	5.500	06/01/21	379,948
1,000,000	SA Energy Acquisition Public Facility Corp	5.250	08/01/16	1,047,120
500,000	SA Energy Acquisition Public Facility Corp	5.250	08/01/18	513,510
2,000,000	SA Energy Acquisition Public Facility Corp	5.500	08/01/19	2,063,939
1,000,000	State of Texas	5.000	10/01/22	1,205,050
630,000	Tarrant County Health Facilities Development Corp	6.000	09/01/24	799,955

	TOTAL TEXAS			11,412,274

UTAH - 1.1%
1,000,000	State of Utah	5.000	07/01/18	1,221,360
1,000,000	State of Utah	5.000	07/01/21	1,242,240
900,000	Utah State Board of Regents	5.000	08/01/22	1,022,886

	TOTAL UTAH			3,486,486

VIRGINIA - 0.5%
320,000	Tobacco Settlement Financing Corp	5.500	06/01/26	353,814
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,210,010

	TOTAL VIRGINIA			1,563,824

WASHINGTON - 2.5%
3,150,000	Port of Seattle WA	5.500	09/01/17	3,680,838
1,000,000	State of Washington	5.000	01/01/14	1,099,820
600,000	Washington Economic Development Finance Authority	5.000	06/01/16	691,740
560,000	Washington Higher Education Facilities Authority	5.000	05/01/18	635,275
290,000	Washington Higher Education Facilities Authority	5.000	05/01/19	327,764
625,000	Washington Higher Education Facilities Authority	5.000	05/01/20	704,250
660,000	Washington Higher Education Facilities Authority	5.000	05/01/21	743,926

	TOTAL WASHINGTON			7,883,613

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

WISCONSIN - 1.9%
$1,040,000	State of Wisconsin	5.000%	05/01/19	$1,226,982
1,000,000	State of Wisconsin	5.000	05/01/21	1,212,590
2,000,000	State of Wisconsin	5.000	05/01/21	2,425,180
1,000,000	Wisconsin Health & Educational Facilities Authority	5.000	10/15/20	1,098,190

	TOTAL WISCONSIN			5,962,942

	TOTAL LONG-TERM MUNICIPAL BONDS			312,661,298
	(Cost $298,246,628)

	TOTAL INVESTMENTS - 98.6%			312,661,298
	(Cost $298,246,628)
	OTHER ASSETS & LIABILITIES, NET - 1.4%			4,428,068

	NET ASSETS - 100.0%			$317,089,366

Abbreviation(s):
	AMT	Alternative Minimum Tax (subject to)
	COP	Certificate of Participation
	ETM	Escrowed to Maturity
	GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.9%

U.S. TREASURY SECURITIES - 98.9%
	k	United States Treasury Inflation Indexed Bonds
$30,301,331		0.630%, 04/15/13	$30,860,026
45,468,429		1.880%, 07/15/13	47,592,668
46,565,006		2.000%, 01/15/14	49,431,641
30,423,465		1.250%, 04/15/14	31,875,699
49,606,329		2.000%, 07/15/14	53,369,415
30,562,872		1.630%, 01/15/15	32,888,524
32,108,076		0.500%, 04/15/15	33,409,962
35,656,822		1.880%, 07/15/15	39,163,991
37,453,787		2.000%, 01/15/16	41,626,364
42,781,882		0.130%, 04/15/16	44,202,369
35,344,063		2.500%, 07/15/16	40,620,825
30,152,985		2.380%, 01/15/17	34,673,581
28,923,946		2.630%, 07/15/17	34,082,792
27,714,109		1.630%, 01/15/18	31,007,321
26,610,310		1.380%, 07/15/18	29,487,550
27,095,180		2.130%, 01/15/19	31,557,431
29,414,068		1.880%, 07/15/19	33,856,063
34,684,372		1.380%, 01/15/20	38,610,747
72,274,743		1.250%, 07/15/20	79,790,159
58,928,144		1.130%, 01/15/21	64,319,127
35,984,724		0.630%, 07/15/21	37,559,056
53,609,352		2.380%, 01/15/25	66,220,095
33,492,712		2.000%, 01/15/26	39,785,691
28,819,552		2.380%, 01/15/27	36,035,708
29,223,827		1.750%, 01/15/28	33,853,992
35,492,180		3.630%, 04/15/28	51,047,728
28,200,032		2.500%, 01/15/29	36,203,991
39,612,468		3.880%, 04/15/29	59,601,276
10,716,639		3.380%, 04/15/32	15,805,371
25,346,828		2.130%, 02/15/40	32,160,764
28,472,712		2.130%, 02/15/41	36,360,536
		United States Treasury Note
8,000,000		0.500%, 08/15/14	8,020,640
2,100,000		1.000%, 08/31/16	2,105,250
2,000,000		2.250%, 07/31/18	2,110,624

		TOTAL U.S. TREASURY SECURITIES	1,279,296,977

		TOTAL GOVERNMENT BONDS
		(Cost $1,154,193,432)	1,279,296,977

		TOTAL INVESTMENTS - 98.9%	1,279,296,977
		(Cost $1,154,193,432)
		OTHER ASSETS AND LIABILITIES, NET - 1.1%	14,192,909

		NET ASSETS - 100.0%	$1,293,489,886

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

CORPORATE BONDS - 21.9%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.630%	09/15/20	$53,778
400,000		Honeywell International, Inc	5.400	03/15/16	464,601
282,000		Honeywell International, Inc	5.700	03/15/37	346,211

		TOTAL AUTOMOBILES & COMPONENTS			864,590

BANKS - 3.1%
250,000		American Express Bank FSB	5.500	04/16/13	263,925
200,000		Asian Development Bank	0.880	06/10/14	201,684
1,750,000		Asian Development Bank	2.500	03/15/16	1,859,272
75,000		Asian Development Bank	5.820	06/16/28	99,110
100,000	g	BanColombia S.A.	4.250	01/12/16	98,000
470,000		Bank of America Corp	4.500	04/01/15	445,440
2,045,000		Bank of America Corp	3.700	09/01/15	1,884,768
250,000		Bank of America Corp	3.630	03/17/16	227,578
200,000		Bank of America Corp	6.500	08/01/16	198,609
585,000		Bank of America Corp	5.300	03/15/17	528,348
575,000		Bank of America Corp	6.000	09/01/17	553,209
590,000		Bank of America Corp	5.750	12/01/17	553,337
320,000		Bank of America Corp	5.650	05/01/18	303,851
600,000		Bank of America Corp	5.490	03/15/19	526,567
700,000		Bank of America Corp	5.880	01/05/21	654,261
100,000		Bank of New York Mellon Corp	1.500	01/31/14	100,804
530,000		Bank of New York Mellon Corp	4.300	05/15/14	571,849
250,000		Bank of New York Mellon Corp	2.300	07/28/16	251,840
295,000		Bank of New York Mellon Corp	5.450	05/15/19	340,849
1,120,000		Bank One Corp	5.250	01/30/13	1,161,263
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	189,050
500,000		BB&T Corp	5.200	12/23/15	537,126
100,000		BB&T Corp	3.200	03/15/16	102,137
70,000		BB&T Corp	4.900	06/30/17	74,570
150,000		BBVA US Senior SAU	3.250	05/16/14	140,570
160,000		BHP Billiton Finance Ltd	5.400	03/29/17	183,390
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	439,377
150,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	184,323
60,000		Capital One Bank USA NA	8.800	07/15/19	70,687
370,000		Capital One Capital V	8.880	05/15/40	375,451
250,000		Capital One Financial Corp	3.150	07/15/16	247,497
200,000		Citigroup, Inc	5.850	07/02/13	207,230
500,000		Citigroup, Inc	6.000	12/13/13	525,185
1,460,000		Citigroup, Inc	5.500	10/15/14	1,516,867
250,000		Citigroup, Inc	3.950	06/15/16	249,405
650,000		Citigroup, Inc	6.000	08/15/17	689,803

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$315,000		Citigroup, Inc	6.130%	11/21/17	$336,600
570,000		Citigroup, Inc	6.130	05/15/18	611,384
2,310,000		Citigroup, Inc	5.380	08/09/20	2,393,199
345,000		Citigroup, Inc	6.880	03/05/38	374,575
250,000		Comerica Bank	5.750	11/21/16	278,691
50,000		Comerica Bank	5.200	08/22/17	54,541
400,000		Deutsche Bank AG	4.880	05/20/13	413,380
700,000		Deutsche Bank AG	3.880	08/18/14	714,417
300,000		Deutsche Bank AG	3.450	03/30/15	298,556
200,000		Deutsche Bank AG	3.250	01/11/16	196,099
65,000		Discover Bank	7.000	04/15/20	68,897
150,000		Fifth Third Bancorp	3.630	01/25/16	152,492
140,000		Fifth Third Bancorp	8.250	03/01/38	167,483
250,000		Fifth Third Bank	4.750	02/01/15	263,014
100,000		First Horizon National Corp	5.380	12/15/15	101,214
870,000		Golden West Financial Corp	4.750	10/01/12	896,056
200,000		HSBC Bank USA NA	4.630	04/01/14	204,800
750,000		HSBC Bank USA NA	4.880	08/24/20	703,398
266,000		HSBC Bank USA NA	5.880	11/01/34	254,195
33,000		HSBC Bank USA NA	7.000	01/15/39	36,217
525,000		HSBC Holdings plc	6.500	09/15/37	515,300
200,000	g	ICICI Bank Ltd	6.630	10/03/12	204,900
150,000		Inter-American Development Bank	1.630	07/15/13	153,117
1,000,000		Inter-American Development Bank	3.000	04/22/14	1,060,624
1,500,000		Inter-American Development Bank	2.250	07/15/15	1,570,580
105,000		Inter-American Development Bank	3.880	09/17/19	120,279
340,000		JP Morgan Chase Capital XXV	6.800	10/01/37	341,236
225,000		JPMorgan Chase & Co	2.050	01/24/14	227,258
634,000		JPMorgan Chase & Co	5.130	09/15/14	667,695
225,000		JPMorgan Chase & Co	3.700	01/20/15	230,548
610,000		JPMorgan Chase & Co	3.400	06/24/15	619,627
700,000		JPMorgan Chase & Co	5.150	10/01/15	738,700
250,000		JPMorgan Chase & Co	3.450	03/01/16	251,031
300,000		JPMorgan Chase & Co	3.150	07/05/16	298,052
335,000		JPMorgan Chase & Co	6.000	01/15/18	373,067
180,000		JPMorgan Chase & Co	4.950	03/25/20	190,344
700,000		JPMorgan Chase & Co	4.400	07/22/20	708,217
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,824,313
150,000		JPMorgan Chase & Co	4.630	05/10/21	153,344
250,000		JPMorgan Chase & Co	4.350	08/15/21	252,626
308,000		JPMorgan Chase & Co	5.500	10/15/40	325,585
50,000		KeyBank NA	5.800	07/01/14	53,901
300,000		KeyCorp	3.750	08/13/15	309,047
150,000		KeyCorp	5.100	03/24/21	151,366
30,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	29,028
100,000		National City Bank	6.200	12/15/11	100,875
100,000		Nordic Investment Bank	3.630	06/17/13	105,217
500,000		Nordic Investment Bank	2.250	03/15/16	524,695
400,000		Northern Trust Corp	4.630	05/01/14	431,231
380,000		PNC Funding Corp	5.400	06/10/14	413,047
645,000		PNC Funding Corp	5.130	02/08/20	713,932
50,000		PNC Funding Corp	4.380	08/11/20	51,844

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Royal Bank of Scotland Group plc	5.050%	01/08/15	$185,813
250,000	Royal Bank of Scotland Group plc	6.400	10/21/19	238,990
100,000	Sovereign Bank	8.750	05/30/18	116,483
200,000	State Street Corp	4.380	03/07/21	214,802
100,000	SunTrust Bank	7.250	03/15/18	116,277
100,000	SunTrust Banks, Inc	3.600	04/15/16	101,386
100,000	SunTrust Banks, Inc	6.000	09/11/17	110,479
50,000	SVB Financial Group	5.380	09/15/20	51,966
200,000	Svenska Handelsbanken AB	3.130	07/12/16	201,115
315,000	Union Bank of California NA	5.950	05/11/16	346,841
60,000	UnionBanCal Corp	5.250	12/16/13	64,231
150,000	US Bancorp	2.130	02/15/13	152,820
400,000	US Bancorp	2.000	06/14/13	407,883
170,000	US Bank NA	6.300	02/04/14	186,689
240,000	USB Capital XIII Trust	6.630	12/15/39	241,039
329,000	Wachovia Bank NA	4.800	11/01/14	351,056
900,000	Wachovia Bank NA	5.600	03/15/16	982,258
510,000	Wachovia Bank NA	5.850	02/01/37	529,920
350,000	Wells Fargo & Co	3.680	06/15/16	364,219
300,000	Wells Fargo & Co	5.130	09/15/16	318,620
400,000	Wells Fargo & Co	4.600	04/01/21	427,562
264,000	Wells Fargo & Co	5.380	02/07/35	281,305
1,670,000	Wells Fargo Bank NA	4.750	02/09/15	1,740,205
20,000	Western Union Co	5.930	10/01/16	22,848
100,000	Western Union Co	3.650	08/22/18	100,920
200,000	Western Union Co	5.250	04/01/20	222,789
100,000	Westpac Banking Corp	2.250	11/19/12	101,330
100,000	Westpac Banking Corp	1.850	12/09/13	100,845
855,000	Westpac Banking Corp	3.000	08/04/15	870,569
75,000	Westpac Banking Corp	4.880	11/19/19	78,566
185,000	Zions Bancorporation	7.750	09/23/14	195,031

	TOTAL BANKS			48,211,923

CAPITAL GOODS - 0.7%
50,000	Agilent Technologies, Inc	6.500	11/01/17	58,504
200,000	Applied Materials, Inc	4.300	06/15/21	208,398
100,000	Arrow Electronics, Inc	6.880	07/01/13	106,892
225,000	Avnet, Inc	6.630	09/15/16	250,208
115,000	Black & Decker Corp	8.950	04/15/14	134,860
100,000	Cameron International Corp	6.380	07/15/18	117,550
136,000	Caterpillar Financial Services Corp	6.130	02/17/14	151,736
150,000	Caterpillar Financial Services Corp	1.380	05/20/14	150,839
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	251,740
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	593,291
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	235,094
361,000	Caterpillar Financial Services Corp	7.150	02/15/19	464,013
50,000	Caterpillar, Inc	5.700	08/15/16	58,863
200,000	Caterpillar, Inc	3.900	05/27/21	215,702
10,000	Caterpillar, Inc	7.300	05/01/31	14,125
150,000	Caterpillar, Inc	5.200	05/27/41	175,290
75,000	CRH America, Inc	5.300	10/15/13	78,605
150,000	CRH America, Inc	4.130	01/15/16	151,029

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		CRH America, Inc	6.000%	09/30/16	$107,102
200,000		Danaher Corp	5.630	01/15/18	239,590
218,000		Deere & Co	5.380	10/16/29	271,643
100,000		DIRECTV Holdings LLC	5.000	03/01/21	105,777
100,000		DIRECTV Holdings LLC	6.380	03/01/41	111,886
150,000		Dover Corp	5.450	03/15/18	177,675
100,000		Dover Corp	5.380	03/01/41	121,275
200,000		Eaton Corp	5.600	05/15/18	237,604
300,000		Emerson Electric Co	5.250	10/15/18	354,392
100,000		Emerson Electric Co	4.880	10/15/19	116,088
200,000		General Dynamics Corp	5.250	02/01/14	219,830
11,000		General Dynamics Corp	5.380	08/15/15	12,594
300,000		General Dynamics Corp	2.250	07/15/16	307,287
400,000		General Electric Co	5.250	12/06/17	444,425
265,000		Goodrich Corp	6.130	03/01/19	319,072
25,000		Goodrich Corp	4.880	03/01/20	28,206
185,000		Harsco Corp	5.130	09/15/13	198,059
100,000		Illinois Tool Works, Inc	6.250	04/01/19	124,246
200,000	g	Illinois Tool Works, Inc	4.880	09/15/41	222,678
100,000		Ingersoll-Rand Global Holding Co Ltd	6.000	08/15/13	107,930
70,000		Ingersoll-Rand Global Holding Co Ltd	6.880	08/15/18	85,837
300,000		ITT Corp	4.900	05/01/14	327,968
695,000		John Deere Capital Corp	2.950	03/09/15	730,736
300,000		John Deere Capital Corp	5.500	04/13/17	348,368
100,000		KLA-Tencor Corp	6.900	05/01/18	114,265
100,000		Legrand France S.A.	8.500	02/15/25	123,497
100,000		Lockheed Martin Corp	7.650	05/01/16	122,856
239,000		Lockheed Martin Corp	5.500	11/15/39	266,639
350,000		Lockheed Martin Corp	4.850	09/15/41	368,243
99,000	g	Myriad International Holding BV	6.380	07/28/17	102,713
50,000		Parker Hannifin Corp	3.500	09/15/22	52,422
50,000		Raytheon Co	4.400	02/15/20	54,262
300,000		Raytheon Co	3.130	10/15/20	298,759
100,000		Rockwell Automation, Inc	6.250	12/01/37	123,187
100,000		Roper Industries, Inc	6.250	09/01/19	118,254
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	111,602
170,000		Tyco International Finance S.A.	4.130	10/15/14	180,726
200,000		Tyco International Finance S.A.	3.380	10/15/15	208,005
100,000		Tyco International Finance S.A.	3.750	01/15/18	106,457
200,000		United Technologies Corp	4.880	05/01/15	224,370
200,000		United Technologies Corp	5.380	12/15/17	231,954
190,000		United Technologies Corp	4.500	04/15/20	210,880
180,000		United Technologies Corp	5.400	05/01/35	210,626
80,000		United Technologies Corp	6.050	06/01/36	101,433
145,000		United Technologies Corp	5.700	04/15/40	176,814
100,000		Valmont Industries, Inc	6.630	04/20/20	116,254

		TOTAL CAPITAL GOODS			12,361,225

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
100,000		Celgene Corp	3.950	10/15/20	101,304
30,000		Corp Andina de Fomento	5.130	05/05/15	31,837
500,000		Corp Andina de Fomento	3.750	01/15/16	505,939

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Council Of Europe Development Bank	2.630%	02/16/16	$212,449
150,000		Daimler Finance North America LLC	6.500	11/15/13	164,687
200,000		Daimler Finance North America LLC	8.500	01/18/31	282,826
200,000		eBay, Inc	3.250	10/15/20	198,791
1,500,000		European Investment Bank	1.750	09/14/12	1,518,650
1,000,000		European Investment Bank	2.880	03/15/13	1,033,301
1,000,000		European Investment Bank	1.500	05/15/14	1,020,451
500,000		European Investment Bank	1.630	09/01/15	511,591
3,000,000		European Investment Bank	1.380	10/20/15	3,033,951
3,000,000		European Investment Bank	2.250	03/15/16	3,137,521
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,588
150,000		International Bank for Reconstruction & Development	2.000	04/02/12	151,308
45,000		International Bank for Reconstruction & Development	3.630	05/21/13	47,364
1,000,000		International Bank for Reconstruction & Development	1.130	08/25/14	1,016,242
200,000		International Bank for Reconstruction & Development	2.380	05/26/15	210,916
1,300,000		International Bank for Reconstruction & Development	2.130	03/15/16	1,358,286
150,000		International Bank for Reconstruction & Development	1.000	09/15/16	147,519
34,000		International Bank for Reconstruction & Development	4.750	02/15/35	42,455
110,000		Johnson Controls, Inc	5.500	01/15/16	123,504
160,000		Johnson Controls, Inc	4.250	03/01/21	167,866
20,000		Johnson Controls, Inc	6.000	01/15/36	23,739
100,000		McGraw-Hill Cos, Inc	5.900	11/15/17	108,141
200,000		News America, Inc	4.500	02/15/21	200,932
300,000		News America, Inc	6.150	02/15/41	317,335
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,361
200,000		Quest Diagnostics, Inc	4.700	04/01/21	214,590
100,000		Reed Elsevier Capital, Inc	8.630	01/15/19	127,650
63,000		Republic Services, Inc	5.500	09/15/19	71,916
265,000		Republic Services, Inc	5.000	03/01/20	294,782
180,000		Republic Services, Inc	5.250	11/15/21	201,767
30,000		Republic Services, Inc	6.200	03/01/40	36,050
150,000	g	SAIC, Inc	4.450	12/01/20	162,567
300,000		Thomson Corp	5.700	10/01/14	330,139
45,000		Thomson Reuters Corp	6.500	07/15/18	53,384
145,000		Thomson Reuters Corp	5.850	04/15/40	163,622
25,000		Vanderbilt University	5.250	04/01/19	29,186
200,000		Waste Management, Inc	5.000	03/15/14	217,311
110,000		Waste Management, Inc	4.600	03/01/21	117,999
255,000		Waste Management, Inc	6.130	11/30/39	309,109

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			18,074,926

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Hasbro, Inc	6.350	03/15/40	109,845
100,000		Mattel Inc	4.350	10/01/20	105,496
100,000		Newell Rubbermaid, Inc	5.500	04/15/13	105,731
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	101,824
210,000		Toll Brothers Finance Corp	5.150	05/15/15	211,790
20,000		VF Corp	6.450	11/01/37	25,766
200,000		Whirlpool Corp	8.600	05/01/14	228,117
225,000		Xerox Corp	8.250	05/15/14	256,159
330,000		Xerox Corp	4.250	02/15/15	349,066
50,000		Xerox Corp	6.350	05/15/18	56,833

		TOTAL CONSUMER DURABLES & APPAREL			1,550,627

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.2%
$100,000		Board of Trustees of The Leland Stanford Junior University	4.750%	05/01/19	$116,106
100,000		Cintas Corp No 2	4.300	06/01/21	107,966
100,000		Darden Restaurants, Inc	6.200	10/15/17	116,339
75,000		Dartmouth College	4.750	06/01/19	85,511
100,000		Hyatt Hotels Corp	3.880	08/15/16	99,675
150,000		Johns Hopkins University	5.250	07/01/19	177,005
160,000		Marriott International, Inc	5.630	02/15/13	166,308
100,000		Massachusetts Institute of Technology	5.600	07/01/11	132,186
720,000		McDonald’s Corp	3.500	07/15/20	770,661
150,000		McDonald’s Corp	2.630	01/15/22	148,892
30,000		McDonald’s Corp	6.300	03/01/38	40,110
100,000		Princeton University	4.950	03/01/19	118,247
20,000		Princeton University	5.700	03/01/39	26,476
400,000		Walt Disney Co	4.500	12/15/13	432,090
70,000		Walt Disney Co	5.630	09/15/16	82,256
100,000		Walt Disney Co	7.000	03/01/32	141,921
100,000		Walt Disney Co	4.380	08/16/41	106,499
200,000		Yale University	2.900	10/15/14	212,168
30,000		Yum! Brands, Inc	6.250	03/15/18	35,466
50,000		Yum! Brands, Inc	3.880	11/01/20	50,560
100,000		Yum! Brands, Inc	6.880	11/15/37	131,055

		TOTAL CONSUMER SERVICES			3,297,497

DIVERSIFIED FINANCIALS - 3.8%
150,000		ABN Amro Bank NV	4.650	06/04/18	133,245
500,000		African Development Bank	3.000	05/27/14	530,759
20,000		Ahold Finance USA LLC	6.880	05/01/29	25,583
400,000		American Express Centurion Bank	5.550	10/17/12	416,838
200,000		American Express Co	6.150	08/28/17	228,607
190,000		American Express Co	7.000	03/19/18	224,775
255,000		American Express Co	8.130	05/20/19	321,839
244,000		American Express Co	8.150	03/19/38	348,643
1,050,000		American Express Credit Corp	2.750	09/15/15	1,055,153
295,000		Ameriprise Financial, Inc	5.300	03/15/20	326,074
100,000		Bank of Montreal	2.130	06/28/13	102,230
40,000		Bank of Nova Scotia	2.250	01/22/13	40,755
220,000		Bank of Nova Scotia	2.380	12/17/13	226,156
300,000		Bank of Nova Scotia	3.400	01/22/15	315,708
100,000		Bank of Nova Scotia	2.050	10/07/15	100,776
250,000		Bank of Nova Scotia	2.900	03/29/16	259,951
510,000		Barclays Bank plc	5.200	07/10/14	521,566
1,000,000		Barclays Bank plc	5.000	09/22/16	1,002,244
160,000	g	Barclays Bank plc	6.050	12/04/17	146,862
80,000		Bear Stearns Cos LLC	5.300	10/30/15	86,367
116,000		Bear Stearns Cos LLC	5.550	01/22/17	121,409
500,000		Berkshire Hathaway, Inc	2.130	02/11/13	508,103
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	52,569
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	202,831
275,000		BlackRock, Inc	3.500	12/10/14	292,210

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		BlackRock, Inc	6.250%	09/15/17	$23,105
90,000		BlackRock, Inc	5.000	12/10/19	98,668
100,000		Block Financial LLC	5.130	10/30/14	102,641
480,000		BNP Paribas	3.250	03/11/15	466,478
200,000		BNP Paribas	3.600	02/23/16	196,822
250,000		BNP Paribas	5.000	01/15/21	244,754
100,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	100,585
125,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	126,605
250,000		Capital One Bank USA NA	6.500	06/13/13	266,795
100,000		Capital One Capital V	10.250	08/15/39	101,500
200,000		Capital One Financial Corp	7.380	05/23/14	223,398
50,000		Charles Schwab Corp	4.950	06/01/14	54,641
100,000		Charles Schwab Corp	4.450	07/22/20	105,368
120,000		CME Group, Inc	5.750	02/15/14	131,791
1,380,000		Credit Suisse	5.500	05/01/14	1,458,859
710,000		Credit Suisse	5.300	08/13/19	717,309
110,000		Credit Suisse	4.380	08/05/20	106,444
300,000		Credit Suisse AG.	5.400	01/14/20	288,213
300,000		Credit Suisse USA, Inc	5.380	03/02/16	321,038
155,000		Digital Realty Trust LP	4.500	07/15/15	158,186
100,000		Discover Financial Services	10.250	07/15/19	121,039
90,000		Eaton Vance Corp	6.500	10/02/17	102,664
50,000		European Bank for Reconstruction & Development	3.630	06/17/13	52,881
50,000		European Bank for Reconstruction & Development	1.630	09/03/15	50,551
500,000		European Bank for Reconstruction & Development	2.500	03/15/16	524,586
125,000		Franklin Resources, Inc	3.130	05/20/15	129,059
1,435,000		General Electric Capital Corp	1.880	09/16/13	1,441,597
2,085,000		General Electric Capital Corp	5.500	06/04/14	2,260,427
105,000		General Electric Capital Corp	3.500	06/29/15	108,460
400,000		General Electric Capital Corp	2.250	11/09/15	395,389
150,000		General Electric Capital Corp	2.950	05/09/16	150,331
125,000		General Electric Capital Corp	5.630	09/15/17	137,117
630,000		General Electric Capital Corp	5.500	01/08/20	687,162
1,105,000		General Electric Capital Corp	4.380	09/16/20	1,124,394
250,000		General Electric Capital Corp	4.630	01/07/21	259,463
300,000		General Electric Capital Corp	5.300	02/11/21	311,220
725,000		General Electric Capital Corp	6.750	03/15/32	827,639
200,000		General Electric Capital Corp	5.880	01/14/38	204,993
627,000		General Electric Capital Corp	6.880	01/10/39	719,634
340,000	i	Goldman Sachs Capital II	5.790	12/30/49	210,800
225,000		Goldman Sachs Group, Inc	3.630	08/01/12	228,116
510,000		Goldman Sachs Group, Inc	5.700	09/01/12	523,531
130,000		Goldman Sachs Group, Inc	3.700	08/01/15	127,281
875,000		Goldman Sachs Group, Inc	3.630	02/07/16	851,878
50,000		Goldman Sachs Group, Inc	5.950	01/18/18	51,477
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	62,177
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,333,523
2,505,000		Goldman Sachs Group, Inc	5.380	03/15/20	2,487,652
550,000		Goldman Sachs Group, Inc	6.000	06/15/20	565,766
275,000		Goldman Sachs Group, Inc	5.250	07/27/21	271,292
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	59,069
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	291,725

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$675,000		HSBC Finance Corp	6.380%	11/27/12	$699,604
80,000		HSBC Finance Corp	4.750	07/15/13	82,706
532,000	g	HSBC Finance Corp	6.680	01/15/21	522,861
30,000		International Finance Corp	3.000	04/22/14	31,464
1,000,000		International Finance Corp	2.750	04/20/15	1,063,880
130,000		Jefferies Group, Inc	3.880	11/09/15	127,235
125,000		Jefferies Group, Inc	8.500	07/15/19	139,023
100,000		Jefferies Group, Inc	6.450	06/08/27	96,180
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	665,013
1,250,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,334,384
1,000,000		Kreditanstalt fuer Wiederaufbau	1.380	01/13/14	1,015,459
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,017,795
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,298,239
1,175,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	1,341,784
125,000		Landwirtschaftliche Rentenbank	4.130	07/15/13	132,591
53,000		Lazard Group LLC	7.130	05/15/15	58,537
85,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	9
200,000		Lloyds TSB Bank plc	4.880	01/21/16	197,149
250,000		Lloyds TSB Bank plc	6.380	01/21/21	246,481
500,000		Merril Lynch & Co, Inc	6.050	05/16/16	449,968
300,000		Merril Lynch & Co, Inc	6.220	09/15/26	253,718
360,000		Merrill Lynch & Co, Inc	6.400	08/28/17	349,036
1,050,000		Merrill Lynch & Co, Inc	6.880	04/25/18	1,050,377
100,000		Merrill Lynch & Co, Inc	7.750	05/14/38	92,916
100,000		MF Global Holdings Ltd	6.250	08/08/16	94,449
300,000		Morgan Stanley	4.750	04/01/14	285,096
1,100,000		Morgan Stanley	6.000	05/13/14	1,113,959
100,000		Morgan Stanley	2.880	07/28/14	95,294
720,000		Morgan Stanley	6.000	04/28/15	716,599
200,000		Morgan Stanley	3.800	04/29/16	184,386
970,000		Morgan Stanley	5.450	01/09/17	935,641
550,000		Morgan Stanley	5.550	04/27/17	529,677
245,000		Morgan Stanley	5.950	12/28/17	237,573
796,000		Morgan Stanley	7.300	05/13/19	820,298
300,000		Morgan Stanley	5.630	09/23/19	281,421
590,000		Morgan Stanley	5.500	01/26/20	541,576
200,000		Morgan Stanley	5.750	01/25/21	184,013
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	220,297
150,000		National Rural Utilities Cooperative Finance Corp	3.880	09/16/15	162,117
285,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	409,506
260,000		Nomura Holdings, Inc	4.130	01/19/16	263,838
130,000		Nomura Holdings, Inc	6.700	03/04/20	146,179
40,000		NYSE Euronext	4.800	06/28/13	42,491
150,000		Oesterreichische Kontrollbank AG.	3.630	06/17/13	157,602
1,000,000		Oesterreichische Kontrollbank AG.	1.380	01/21/14	1,014,269
100,000		ORIX Corp	5.000	01/12/16	103,296
165,000		PACCAR Financial Corp	2.050	06/17/13	167,062
300,000		Principal Life Income Funding Trusts	5.300	04/24/13	318,062
240,000		Rabobank Nederland NV	2.130	10/13/15	239,512
100,000		Rabobank Nederland NV	4.500	01/11/21	108,114
200,000		Rabobank Nederland NV	5.250	05/24/41	219,186
100,000		Raymond James Financial, Inc	4.250	04/15/16	101,033

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Royal Bank of Canada	2.100%	07/29/13	$205,103
100,000		Royal Bank of Canada	1.130	01/15/14	100,263
135,000		Royal Bank of Canada	2.630	12/15/15	139,600
200,000		Royal Bank of Canada	2.300	07/20/16	202,195
150,000		Royal Bank of Scotland plc	3.400	08/23/13	149,309
50,000		Royal Bank of Scotland plc	4.880	03/16/15	48,956
500,000		Royal Bank of Scotland plc	3.950	09/21/15	470,230
100,000		Royal Bank of Scotland plc	4.380	03/16/16	95,620
100,000		Royal Bank of Scotland plc	5.630	08/24/20	96,585
200,000		Santander UK plc	7.950	10/26/29	180,588
80,000		SLM Corp	5.380	01/15/13	80,004
150,000		SLM Corp	6.250	01/25/16	147,230
680,000		SLM Corp	8.450	06/15/18	707,314
150,000		State Street Corp	4.300	05/30/14	161,825
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	159,300
92,000		Telefonica Europe BV	8.250	09/15/30	102,921
100,000		Textron, Inc	5.600	12/01/17	105,477
100,000		Toronto-Dominion Bank	2.500	07/14/16	102,642
50,000		Toyota Motor Credit Corp	1.380	08/12/13	50,386
250,000		Toyota Motor Credit Corp	3.200	06/17/15	262,305
200,000		Toyota Motor Credit Corp	2.800	01/11/16	204,300
300,000		Toyota Motor Credit Corp	3.400	09/15/21	302,572
500,000		UBS AG.	2.250	01/28/14	487,232
80,000		UBS AG.	5.750	04/25/18	82,290
1,125,000		UBS AG.	4.880	08/04/20	1,083,256
400,000		UFJ Finance Aruba AEC	6.750	07/15/13	429,840
30,000		Unilever Capital Corp	5.900	11/15/32	39,768

		TOTAL DIVERSIFIED FINANCIALS			59,713,412

ENERGY - 1.8%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	710,969
100,000		Anadarko Petroleum Corp	6.380	09/15/17	112,182
165,000		Anadarko Petroleum Corp	8.700	03/15/19	208,086
325,000		Anadarko Petroleum Corp	6.200	03/15/40	338,350
150,000		Apache Corp	5.250	04/15/13	159,675
480,000		Apache Corp	5.100	09/01/40	535,485
150,000	g	Baker Hughes, Inc	3.200	08/15/21	151,161
215,000		Baker Hughes, Inc	5.130	09/15/40	246,155
395,000		BP Capital Markets plc	3.880	03/10/15	418,785
590,000		BP Capital Markets plc	3.130	10/01/15	609,635
250,000		BP Capital Markets plc	3.200	03/11/16	260,632
150,000		BP Capital Markets plc	4.740	03/11/21	164,627
100,000		Buckeye Partners LP	4.880	02/01/21	102,993
475,000		Burlington Resources Finance Co	7.200	08/15/31	648,341
400,000		Canadian Natural Resources Ltd	5.700	05/15/17	456,754
250,000		Canadian Natural Resources Ltd	6.250	03/15/38	296,384
45,000		Cenovus Energy, Inc	4.500	09/15/14	48,512
150,000		Cenovus Energy, Inc	5.700	10/15/19	173,170
100,000		Cenovus Energy, Inc	6.750	11/15/39	123,103
500,000		Chevron Corp	3.950	03/03/14	538,557
1,005,000		ConocoPhillips	4.600	01/15/15	1,100,951
485,000		ConocoPhillips	6.500	02/01/39	643,134

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Devon Energy Corp	6.300%	01/15/19	$303,056
300,000		Devon Energy Corp	7.950	04/15/32	426,498
100,000		Diamond Offshore Drilling, Inc	5.880	05/01/19	115,834
150,000		Ecopetrol S.A.	7.630	07/23/19	174,750
295,000		Enbridge Energy Partners LP	5.200	03/15/20	313,885
100,000		Enbridge Energy Partners LP	5.500	09/15/40	102,192
120,000		EnCana Corp	6.500	05/15/19	143,618
315,000		EnCana Corp	6.630	08/15/37	363,565
200,000		EnCana Holdings Finance Corp	5.800	05/01/14	218,969
500,000		Ensco plc	4.700	03/15/21	509,617
40,000		Enterprise Products Operating LLC	5.600	10/15/14	43,780
145,000		Enterprise Products Operating LLC	5.000	03/01/15	157,512
235,000		Enterprise Products Operating LLC	6.300	09/15/17	272,794
130,000		Enterprise Products Operating LLC	6.500	01/31/19	153,072
480,000		Enterprise Products Operating LLC	6.130	10/15/39	522,614
100,000		EOG Resources, Inc	2.500	02/01/16	102,067
440,000		EOG Resources, Inc	4.100	02/01/21	470,659
50,000		EQT Corp	6.500	04/01/18	56,539
200,000		Halliburton Co	6.150	09/15/19	242,220
200,000		Halliburton Co	7.450	09/15/39	285,871
275,000		Hess Corp	8.130	02/15/19	354,451
340,000		Hess Corp	5.600	02/15/41	366,801
30,000		Husky Energy, Inc	7.250	12/15/19	36,758
130,000		Husky Energy, Inc	6.800	09/15/37	159,221
200,000		Magellan Midstream Partners LP	6.550	07/15/19	236,308
125,000		Magellan Midstream Partners LP	4.250	02/01/21	129,097
155,000		Marathon Oil Corp	6.600	10/01/37	183,994
200,000	g	Marathon Petroleum Corp	3.500	03/01/16	206,197
250,000	g	Marathon Petroleum Corp	5.130	03/01/21	260,346
274,000		Nabors Industries, Inc	9.250	01/15/19	346,614
100,000	g	Nabors Industries, Inc	4.630	09/15/21	98,171
285,000		Nexen, Inc	6.400	05/15/37	290,035
50,000		Noble Energy, Inc	8.250	03/01/19	65,649
100,000		Noble Energy, Inc	6.000	03/01/41	111,653
100,000		Noble Holding International Ltd	3.450	08/01/15	105,127
205,000		Noble Holding International Ltd	4.900	08/01/20	220,516
25,000		NuStar Logistics LP	4.800	09/01/20	26,240
350,000		Occidental Petroleum Corp	2.500	02/01/16	364,621
350,000		Occidental Petroleum Corp	1.750	02/15/17	347,369
206,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	244,921
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	200,263
350,000		Petrobras International Finance Co	3.880	01/27/16	347,200
47,000		Petrobras International Finance Co	6.130	10/06/16	50,995
625,000		Petrobras International Finance Co	7.880	03/15/19	725,000
100,000		Petrobras International Finance Co	5.750	01/20/20	103,800
375,000		Petrobras International Finance Co	6.880	01/20/40	395,625
200,000		Petrobras International Finance Co-Pifco	9.130	07/02/13	221,250
75,000		Petro-Canada	6.800	05/15/38	90,699
505,000		Petroleos Mexicanos	4.880	03/15/15	528,988
80,000		Petroleos Mexicanos	8.000	05/03/19	97,600
475,000		Petroleos Mexicanos	6.000	03/05/20	519,650
200,000		Petroleos Mexicanos	5.500	01/21/21	210,000

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$190,000	Petroleos Mexicanos	6.500%	06/02/41	$196,650
200,000	Plains All American Pipeline LP	6.130	01/15/17	225,108
300,000	Plains All American Pipeline LP	5.000	02/01/21	316,254
100,000	Rowan Cos, Inc	5.000	09/01/17	103,623
440,000	Shell International Finance BV	3.100	06/28/15	467,123
805,000	Shell International Finance BV	4.300	09/22/19	904,219
230,000	Shell International Finance BV	4.380	03/25/20	258,296
171,000	Shell International Finance BV	6.380	12/15/38	233,011
210,000	Statoil ASA	2.900	10/15/14	220,982
350,000	Statoil ASA	3.130	08/17/17	370,732
50,000	Statoil ASA	5.250	04/15/19	58,976
200,000	Statoil ASA	5.100	08/17/40	233,654
350,000	Suncor Energy, Inc	6.100	06/01/18	408,158
400,000	Suncor Energy, Inc	6.500	06/15/38	466,837
25,000	Talisman Energy, Inc	7.750	06/01/19	30,705
250,000	Talisman Energy, Inc	3.750	02/01/21	242,738
320,000	TransCanada Pipelines Ltd	4.000	06/15/13	334,903
340,000	TransCanada Pipelines Ltd	5.850	03/15/36	407,620
269,000	TransCanada Pipelines Ltd	7.630	01/15/39	365,455
200,000	TransCanada PipeLines Ltd	3.800	10/01/20	210,942
93,000	Transocean, Inc	6.000	03/15/18	99,025
400,000	Transocean, Inc	6.500	11/15/20	436,479
100,000	Transocean, Inc	6.800	03/15/38	103,502
165,000	Vale Overseas Ltd	6.250	01/23/17	178,860
445,000	Vale Overseas Ltd	4.630	09/15/20	431,650
464,000	Vale Overseas Ltd	6.880	11/21/36	500,470
680,000	Valero Energy Corp	6.130	02/01/20	754,553
30,000	Valero Energy Corp	7.500	04/15/32	34,685
440,000	Weatherford Bermuda Holdings Ltd	5.130	09/15/20	447,789
60,000	Weatherford Bermuda Holdings Ltd	6.750	09/15/40	63,989
150,000	Weatherford International Ltd	9.630	03/01/19	193,802
300,000	XTO Energy, Inc	6.250	08/01/17	368,846

	TOTAL ENERGY			30,341,548

FOOD & STAPLES RETAILING - 0.2%
250,000	CVS Caremark Corp	3.250	05/18/15	263,111
225,000	CVS Caremark Corp	5.750	06/01/17	258,242
75,000	CVS Caremark Corp	6.600	03/15/19	91,228
185,000	CVS Caremark Corp	4.750	05/18/20	202,533
100,000	CVS Caremark Corp	4.130	05/15/21	104,082
200,000	CVS Caremark Corp	6.130	09/15/39	234,683
95,000	Delhaize Group S.A.	5.880	02/01/14	103,518
105,000	Delhaize Group S.A.	6.500	06/15/17	122,735
35,000	Delhaize Group S.A.	5.700	10/01/40	36,267
85,000	Kroger Co	5.000	04/15/13	89,337
300,000	Kroger Co	6.400	08/15/17	355,710
55,000	Kroger Co	6.800	12/15/18	67,878
45,000	Kroger Co	6.150	01/15/20	54,012
100,000	Kroger Co	6.900	04/15/38	129,871
39,000	Safeway, Inc	6.350	08/15/17	45,115
25,000	Safeway, Inc	5.000	08/15/19	27,291
240,000	Safeway, Inc	3.950	08/15/20	241,814

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Starbucks Corp	6.250%	08/15/17	$59,716
50,000		SYSCO Corp	5.250	02/12/18	59,228
100,000		SYSCO Corp	5.380	09/21/35	123,365
150,000		Walgreen Co	4.880	08/01/13	161,159
100,000		Walgreen Co	5.250	01/15/19	118,352

		TOTAL FOOD & STAPLES RETAILING			2,949,247

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000		Altria Group, Inc	4.130	09/11/15	53,513
830,000		Altria Group, Inc	9.250	08/06/19	1,087,967
300,000		Altria Group, Inc	4.750	05/05/21	310,311
155,000		Altria Group, Inc	10.200	02/06/39	224,663
316,000		Anheuser-Busch Cos, Inc	5.500	01/15/18	370,790
600,000		Anheuser-Busch InBev Worldwide, Inc	2.500	03/26/13	613,018
150,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	157,067
500,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	582,544
290,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	331,758
385,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	511,115
100,000		Archer-Daniels-Midland Co	5.450	03/15/18	117,275
390,000		Archer-Daniels-Midland Co	5.940	10/01/32	493,274
520,000		Bottling Group LLC	6.950	03/15/14	594,638
150,000		Bottling Group LLC	5.130	01/15/19	175,199
100,000		Bunge Ltd	4.100	03/15/16	102,705
100,000		Bunge Ltd	8.500	06/15/19	124,595
150,000		Campbell Soup Co	5.000	12/03/12	157,437
25,000		Campbell Soup Co	3.050	07/15/17	26,428
100,000		Campbell Soup Co	4.250	04/15/21	110,048
325,000		Coca-Cola Co	1.500	11/15/15	328,010
685,000	g	Coca-Cola Co	1.800	09/01/16	686,979
260,000		Coca-Cola Co	3.150	11/15/20	268,369
150,000		Coca-Cola Enterprises, Inc	2.130	09/15/15	150,832
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	100,510
175,000		ConAgra Foods, Inc	7.000	04/15/19	210,751
100,000		ConAgra Foods, Inc	7.000	10/01/28	116,059
100,000		Corn Products International, Inc	4.630	11/01/20	105,274
350,000		Diageo Capital plc	5.500	09/30/16	401,977
325,000		Diageo Capital plc	5.750	10/23/17	379,627
200,000		Diageo Capital plc	5.880	09/30/36	244,792
190,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	203,881
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,263
42,000		Fortune Brands, Inc	5.380	01/15/16	46,331
235,000		General Mills, Inc	5.250	08/15/13	253,395
125,000		General Mills, Inc	5.200	03/17/15	140,143
210,000		General Mills, Inc	5.650	02/15/19	248,666
150,000		Hershey Co	4.130	12/01/20	165,210
50,000		HJ Heinz Co	5.350	07/15/13	53,865
100,000		HJ Heinz Finance Co	6.750	03/15/32	129,866
225,000		Kellogg Co	5.130	12/03/12	235,769
200,000		Kellogg Co	4.000	12/15/20	214,331
100,000		Kellogg Co	7.450	04/01/31	144,660
200,000		Kraft Foods, Inc	2.630	05/08/13	204,147
103,000		Kraft Foods, Inc	6.500	08/11/17	122,218

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Kraft Foods, Inc	6.130%	02/01/18	$293,448
1,200,000	Kraft Foods, Inc	5.380	02/10/20	1,358,064
345,000	Kraft Foods, Inc	6.500	02/09/40	421,735
200,000	Lorillard Tobacco Co	3.500	08/04/16	200,276
170,000	Lorillard Tobacco Co	6.880	05/01/20	188,518
45,000	PepsiAmericas, Inc	4.380	02/15/14	48,767
245,000	PepsiCo, Inc	0.880	10/25/13	245,182
100,000	PepsiCo, Inc	2.500	05/10/16	103,532
40,000	PepsiCo, Inc	7.900	11/01/18	53,223
100,000	PepsiCo, Inc	4.500	01/15/20	112,259
400,000	PepsiCo, Inc	3.130	11/01/20	410,088
200,000	PepsiCo, Inc	3.000	08/25/21	201,912
210,000	PepsiCo, Inc	4.880	11/01/40	240,616
285,000	Philip Morris International, Inc	4.880	05/16/13	302,378
450,000	Philip Morris International, Inc	5.650	05/16/18	531,753
240,000	Philip Morris International, Inc	6.380	05/16/38	309,390
200,000	Reynolds American, Inc	7.250	06/01/13	218,197
50,000	Reynolds American, Inc	6.750	06/15/17	57,629
65,000	Reynolds American, Inc	7.250	06/15/37	72,981
25,000	Sara Lee Corp	3.880	06/15/13	25,945
150,000	Sara Lee Corp	4.100	09/15/20	151,927
100,000	Tyson Foods, Inc	10.500	03/01/14	115,500

	TOTAL FOOD, BEVERAGE & TOBACCO			17,066,590

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
100,000	Allergan, Inc	5.750	04/01/16	115,800
50,000	Allergan, Inc	3.380	09/15/20	51,350
200,000	AmerisourceBergen Corp	5.880	09/15/15	228,044
200,000	Baxter International, Inc	5.900	09/01/16	236,290
120,000	Baxter International, Inc	4.500	08/15/19	135,403
16,000	Baxter International, Inc	6.250	12/01/37	21,083
25,000	Becton Dickinson & Co	5.000	05/15/19	28,881
150,000	Becton Dickinson & Co	3.250	11/12/20	153,591
500,000	Boston Scientific Corp	6.000	01/15/20	560,561
100,000	Cardinal Health, Inc	4.630	12/15/20	108,545
100,000	CareFusion Corp	6.380	08/01/19	119,609
100,000	Coventry Health Care, Inc	6.300	08/15/14	109,647
100,000	Coventry Health Care, Inc	5.450	06/15/21	107,977
25,000	Covidien International	5.450	10/15/12	26,181
200,000	Covidien International Finance S.A.	6.000	10/15/17	237,490
100,000	Covidien International Finance S.A.	6.550	10/15/37	128,868
100,000	CR Bard, Inc	4.400	01/15/21	111,449
225,000	Express Scripts	6.250	06/15/14	247,660
100,000	Express Scripts, Inc	3.130	05/15/16	100,971
200,000	Laboratory Corp of America Holdings	3.130	05/15/16	207,106
230,000	McKesson Corp	3.250	03/01/16	242,482
25,000	McKesson Corp	5.700	03/01/17	29,327
30,000	McKesson Corp	4.750	03/01/21	33,938
100,000	McKesson Corp	6.000	03/01/41	126,246
250,000	Medco Health Solutions, Inc	2.750	09/15/15	251,413
50,000	Medco Health Solutions, Inc	7.130	03/15/18	60,606
205,000	Medtronic, Inc	4.750	09/15/15	230,273

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$50,000	Medtronic, Inc	5.600%	03/15/19	$59,913
355,000	Medtronic, Inc	4.450	03/15/20	401,968
135,000	Quest Diagnostics, Inc	6.400	07/01/17	159,432
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,329
150,000	St. Jude Medical, Inc	2.500	01/15/16	154,003
50,000	Stryker Corp	3.000	01/15/15	52,722
150,000	Stryker Corp	2.000	09/30/16	150,723
90,000	Stryker Corp	4.380	01/15/20	98,952
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	182,989
300,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	304,180
155,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	173,813
106,000	Zimmer Holdings, Inc	5.750	11/30/39	126,071

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,896,886

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.630	03/01/14	107,570
100,000	Avon Products, Inc	6.500	03/01/19	119,577
60,000	Colgate-Palmolive Co	6.450	06/16/28	78,668
25,000	Procter & Gamble Co	3.500	02/15/15	26,864
725,000	Procter & Gamble Co	4.700	02/15/19	850,335
225,000	Procter & Gamble Co	5.550	03/05/37	289,676
250,000	Unilever Capital Corp	4.800	02/15/19	290,844
250,000	Unilever Capital Corp	4.250	02/10/21	284,294

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,047,828

INSURANCE - 1.0%
85,000	ACE INA Holdings, Inc	5.880	06/15/14	94,049
100,000	ACE INA Holdings, Inc	2.600	11/23/15	101,143
25,000	ACE INA Holdings, Inc	5.800	03/15/18	28,542
300,000	ACE INA Holdings, Inc	5.900	06/15/19	349,988
200,000	Aegon NV	4.630	12/01/15	204,460
200,000	Aetna, Inc	6.500	09/15/18	240,003
140,000	Aetna, Inc	6.630	06/15/36	177,673
100,000	Aflac, Inc	8.500	05/15/19	121,725
125,000	Aflac, Inc	6.900	12/17/39	128,293
400,000	Allstate Corp	7.450	05/16/19	488,964
175,000	Allstate Corp	5.550	05/09/35	189,511
200,000	Allstate Life Global Funding Trusts	5.380	04/30/13	211,962
100,000	American Financial Group, Inc	9.880	06/15/19	123,670
151,000	American International Group, Inc	4.250	05/15/13	150,636
600,000	American International Group, Inc	3.650	01/15/14	585,019
250,000	American International Group, Inc	8.250	08/15/18	277,112
300,000	American International Group, Inc	6.400	12/15/20	305,637
400,000	American International Group, Inc	6.250	05/01/36	383,064
400,000	American International Group, Inc	6.250	03/15/37	277,000
100,000	AON Corp	3.130	05/27/16	100,028
50,000	AON Corp	5.000	09/30/20	54,183
100,000	AON Corp	8.210	01/01/27	116,318
100,000	Assurant, Inc	6.750	02/15/34	107,101
170,000	AXA S.A.	8.600	12/15/30	190,326
50,000	Axis Specialty Finance	5.880	06/01/20	51,280
333,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	368,228

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Berkshire Hathaway Finance Corp	2.450%	12/15/15	$307,374
150,000	Berkshire Hathaway Finance Corp	5.400	05/15/18	171,264
100,000	Boardwalk Pipelines LP	5.750	09/15/19	111,606
40,000	Chubb Corp	5.750	05/15/18	47,054
250,000	Chubb Corp	6.000	05/11/37	295,166
140,000	CIGNA Corp	5.130	06/15/20	152,234
100,000	CIGNA Corp	4.500	03/15/21	103,596
40,000	CNA Financial Corp	6.500	08/15/16	42,972
200,000	CNA Financial Corp	5.750	08/15/21	201,811
35,000	Genworth Financial, Inc	4.950	10/01/15	34,126
260,000	Genworth Financial, Inc	7.200	02/15/21	220,961
375,000	Hartford Financial Services Group, Inc	4.000	03/30/15	377,232
130,000	Hartford Financial Services Group, Inc	6.630	03/30/40	121,743
100,000	Humana, Inc	6.450	06/01/16	113,172
200,000	Lincoln National Corp	8.750	07/01/19	237,054
30,000	Lincoln National Corp	6.150	04/07/36	28,721
150,000	Lincoln National Corp	7.000	06/15/40	154,708
100,000	Manulife Financial Corp	4.900	09/17/20	105,343
125,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	164,166
150,000	Marsh & McLennan Cos, Inc	4.800	07/15/21	157,269
32,000	Metlife, Inc	5.380	12/15/12	33,519
80,000	Metlife, Inc	5.000	06/15/15	87,642
575,000	Metlife, Inc	6.750	06/01/16	661,321
150,000	Metlife, Inc	4.750	02/08/21	156,101
50,000	Metlife, Inc	6.380	06/15/34	58,659
205,000	Metlife, Inc	5.700	06/15/35	219,144
130,000	Metlife, Inc	5.880	02/06/41	143,541
20,000	Nationwide Financial Services	6.750	05/15/37	16,825
100,000	PartnerRe Ltd	5.500	06/01/20	103,984
130,000	Principal Financial Group, Inc	8.880	05/15/19	165,549
120,000	Progressive Corp	6.250	12/01/32	146,588
100,000	Protective Life Corp	7.380	10/15/19	109,135
295,000	Prudential Financial, Inc	5.100	09/20/14	311,055
200,000	Prudential Financial, Inc	4.750	09/17/15	208,784
300,000	Prudential Financial, Inc	3.000	05/12/16	293,568
60,000	Prudential Financial, Inc	6.100	06/15/17	65,374
320,000	Prudential Financial, Inc	7.380	06/15/19	374,976
250,000	Prudential Financial, Inc	6.200	11/15/40	256,823
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	104,849
100,000	Swiss Re Solutions Holding Corp	7.000	02/15/26	116,646
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	23,703
310,000	Travelers Cos, Inc	5.800	05/15/18	357,114
130,000	Travelers Cos, Inc	5.900	06/02/19	151,478
200,000	Travelers Cos, Inc	5.350	11/01/40	210,661
100,000	UnitedHealth Group, Inc	5.380	03/15/16	113,972
324,000	UnitedHealth Group, Inc	6.000	02/15/18	384,472
200,000	UnitedHealth Group, Inc	4.700	02/15/21	220,723
65,000	UnitedHealth Group, Inc	6.630	11/15/37	82,204
250,000	UnitedHealth Group, Inc	6.880	02/15/38	327,101
100,000	Unitrin, Inc	6.000	11/30/15	105,046
110,000	Unum Group	5.630	09/15/20	121,171
550,000	WellPoint, Inc	5.880	06/15/17	629,145

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	WellPoint, Inc	3.700%	08/15/21	$150,869
220,000	WellPoint, Inc	5.850	01/15/36	252,892
312,000	Willis North America, Inc	6.200	03/28/17	340,700
165,000	WR Berkley Corp	5.380	09/15/20	169,318
150,000	XL Capital Ltd	6.380	11/15/24	158,386

	TOTAL INSURANCE			16,006,525

MATERIALS - 1.0%
40,000	3M Co	4.650	12/15/12	42,028
100,000	3M Co	4.380	08/15/13	107,233
90,000	3M Co	5.700	03/15/37	117,730
100,000	Agrium, Inc	6.750	01/15/19	121,087
90,000	Air Products & Chemicals, Inc	4.150	02/01/13	94,013
80,000	Airgas, Inc	4.500	09/15/14	85,293
200,000	Alcoa, Inc	5.550	02/01/17	209,076
180,000	Alcoa, Inc	6.150	08/15/20	182,337
100,000	Alcoa, Inc	5.400	04/15/21	96,903
300,000	Alcoa, Inc	5.870	02/23/22	296,357
100,000	Allegheny Technologies, Inc	5.950	01/15/21	105,245
100,000	AngloGold Ashanti Holdings plc	5.380	04/15/20	97,972
270,000	ArcelorMittal	3.750	08/05/15	252,099
290,000	ArcelorMittal	9.850	06/01/19	328,591
320,000	ArcelorMittal	7.000	10/15/39	285,399
357,000	ArcelorMittal USA, Inc	6.500	04/15/14	381,191
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	194,486
50,000	Barrick Gold Corp	6.950	04/01/19	60,624
250,000	Barrick Gold Financeco LLC	6.130	09/15/13	273,267
500,000	Barrick North America Finance LLC	4.400	05/30/21	512,718
110,000	Bemis Co, Inc	5.650	08/01/14	119,168
100,000	Bemis Co, Inc	6.800	08/01/19	117,773
20,000	Celulosa Arauco y Constitucion S.A.	5.630	04/20/15	21,371
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	100,532
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	48,655
200,000	Cliffs Natural Resources, Inc	4.880	04/01/21	193,319
110,000	Clorox Co	5.450	10/15/12	114,737
25,000	Clorox Co	5.000	01/15/15	26,997
100,000	Clorox Co	3.550	11/01/15	104,048
100,000	Commercial Metals Co	6.500	07/15/17	99,759
25,000	Corning, Inc	4.250	08/15/20	26,460
100,000	Corning, Inc	5.750	08/15/40	113,896
150,000	Dow Chemical Co	4.850	08/15/12	154,440
80,000	Dow Chemical Co	5.900	02/15/15	88,311
591,000	Dow Chemical Co	8.550	05/15/19	757,047
500,000	Dow Chemical Co	4.250	11/15/20	502,686
165,000	Eastman Chemical Co	5.500	11/15/19	185,296
300,000	EI Du Pont de Nemours & Co	4.130	03/06/13	312,639
90,000	EI Du Pont de Nemours & Co	5.250	12/15/16	103,316
820,000	EI Du Pont de Nemours & Co	4.630	01/15/20	921,603
295,000	Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	316,388
100,000	Hubbell, Inc	3.630	11/15/22	103,680
300,000	International Paper Co	7.950	06/15/18	346,508
44,000	International Paper Co	9.380	05/15/19	53,783

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$30,000		International Paper Co	7.500%	08/15/21	$34,696
170,000		International Paper Co	7.300	11/15/39	191,029
330,000		Kimberly-Clark Corp	6.250	07/15/18	406,282
25,000		Kimberly-Clark Corp	3.630	08/01/20	26,849
100,000		Kimberly-Clark Corp	3.880	03/01/21	109,892
92,000		Lubrizol Corp	8.880	02/01/19	124,771
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	281,882
200,000		Monsanto Co	2.750	04/15/16	210,644
98,000		Newmont Mining Corp	5.880	04/01/35	106,212
135,000		Newmont Mining Corp	6.250	10/01/39	152,528
100,000		Nucor Corp	5.750	12/01/17	117,820
130,000		Nucor Corp	5.850	06/01/18	154,196
100,000		Nucor Corp	4.130	09/15/22	105,101
50,000		Owens Corning	9.000	06/15/19	59,034
50,000		Packaging Corp of America	5.750	08/01/13	53,380
100,000		Plum Creek Timberlands LP	4.700	03/15/21	101,307
450,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	504,631
150,000		PPG Industries, Inc	6.650	03/15/18	184,549
150,000		PPG Industries, Inc	3.600	11/15/20	154,730
405,000		Praxair, Inc	5.250	11/15/14	454,916
140,000		Praxair, Inc	3.250	09/15/15	149,749
200,000		Rio Tinto Alcan, Inc	4.500	05/15/13	209,336
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	151,650
400,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	479,960
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	560,490
200,000		Rio Tinto Finance USA Ltd	4.130	05/20/21	205,712
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	199,207
150,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	161,319
200,000		Rohm and Haas Co	6.000	09/15/17	226,070
100,000		RPM International, Inc	6.130	10/15/19	107,993
100,000		Sherwin-Williams Co	3.130	12/15/14	105,633
180,000		Southern Copper Corp	6.750	04/16/40	176,850
150,000		Teck Resources Ltd	9.750	05/15/14	177,786
50,000		Teck Resources Ltd	3.850	08/15/17	52,686
250,000		Teck Resources Ltd	4.500	01/15/21	254,199
175,000		Teck Resources Ltd	4.750	01/15/22	178,150
100,000		Teck Resources Ltd	6.250	07/15/41	104,868
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	153,927

		TOTAL MATERIALS			15,966,095

MEDIA - 0.8%
50,000		CBS Corp	5.750	04/15/20	55,025
445,000		CBS Corp	4.300	02/15/21	447,436
20,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	21,974
450,000		Comcast Cable Communications LLC	8.880	05/01/17	574,667
475,000		Comcast Corp	5.300	01/15/14	514,947
695,000		Comcast Corp	5.150	03/01/20	784,443
129,000		Comcast Corp	7.050	03/15/33	157,337
345,000		Comcast Corp	5.650	06/15/35	361,156
100,000		Comcast Corp	6.950	08/15/37	119,874
380,000		Comcast Corp	6.400	03/01/40	442,239
300,000		COX Communications, Inc	4.630	06/01/13	315,450

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$35,000	COX Communications, Inc	5.450%	12/15/14	$38,754
50,000	DIRECTV Holdings LLC	4.750	10/01/14	54,170
600,000	DIRECTV Holdings LLC	3.550	03/15/15	625,748
100,000	DIRECTV Holdings LLC	3.500	03/01/16	103,183
285,000	DIRECTV Holdings LLC	5.200	03/15/20	307,011
145,000	DIRECTV Holdings LLC	6.000	08/15/40	154,759
200,000	Grupo Televisa S.A.	6.630	03/18/25	221,000
348,000	Historic TW, Inc	6.630	05/15/29	399,478
35,000	NBCUniversal Media LLC	3.650	04/30/15	36,823
585,000	NBCUniversal Media LLC	5.150	04/30/20	641,499
220,000	NBCUniversal Media LLC	4.380	04/01/21	225,970
95,000	NBCUniversal Media LLC	6.400	04/30/40	110,757
355,000	News America, Inc	7.250	05/18/18	413,019
500,000	News America, Inc	6.200	12/15/34	535,254
200,000	Omnicom Group, Inc	5.900	04/15/16	221,454
100,000	Omnicom Group, Inc	4.450	08/15/20	100,885
170,000	Time Warner Cable, Inc	6.750	07/01/18	197,822
510,000	Time Warner Cable, Inc	8.750	02/14/19	652,632
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,377,447
175,000	Time Warner Cable, Inc	6.750	06/15/39	200,151
240,000	Time Warner Cable, Inc	5.880	11/15/40	245,916
100,000	Time Warner Cable, Inc	5.500	09/01/41	98,841
490,000	Time Warner, Inc	3.150	07/15/15	506,812
128,000	Time Warner, Inc	5.880	11/15/16	144,678
250,000	Time Warner, Inc	4.750	03/29/21	262,500
285,000	Time Warner, Inc	6.500	11/15/36	323,529
350,000	Time Warner, Inc	6.100	07/15/40	384,453
150,000	Time Warner, Inc	6.250	03/29/41	171,134
406,000	Viacom, Inc	4.380	09/15/14	433,820
200,000	Viacom, Inc	6.880	04/30/36	238,329
100,000	WPP Finance UK	5.880	06/15/14	108,090

	TOTAL MEDIA			13,330,466

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
300,000	Abbott Laboratories	2.700	05/27/15	314,922
830,000	Abbott Laboratories	4.130	05/27/20	918,732
39,000	Abbott Laboratories	6.000	04/01/39	50,458
200,000	Abbott Laboratories	5.300	05/27/40	238,322
165,000	Agilent Technologies, Inc	2.500	07/15/13	167,346
300,000	Amgen, Inc	5.850	06/01/17	357,429
75,000	Amgen, Inc	4.500	03/15/20	83,644
250,000	Amgen, Inc	3.450	10/01/20	257,651
300,000	Amgen, Inc	4.100	06/15/21	322,914
200,000	Amgen, Inc	6.400	02/01/39	263,213
150,000	Amgen, Inc	4.950	10/01/41	163,138
350,000	AstraZeneca plc	5.900	09/15/17	418,166
300,000	AstraZeneca plc	6.450	09/15/37	400,822
100,000	Biogen Idec, Inc	6.880	03/01/18	122,505
300,000	Bristol-Myers Squibb Co	5.450	05/01/18	358,381
103,000	Bristol-Myers Squibb Co	6.130	05/01/38	135,557
200,000	Eli Lilly & Co	4.200	03/06/14	216,102
75,000	Eli Lilly & Co	5.200	03/15/17	87,036

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Eli Lilly & Co	5.550%	03/15/37	$302,443
125,000	Genentech, Inc	4.750	07/15/15	140,260
25,000	Genzyme Corp	3.630	06/15/15	26,736
100,000	Gilead Sciences, Inc	4.500	04/01/21	107,780
100,000	GlaxoSmithKline Capital, Inc	4.380	04/15/14	108,566
595,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	719,505
100,000	GlaxoSmithKline Capital, Inc	5.380	04/15/34	118,632
143,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	191,702
150,000	Hospira, Inc	6.050	03/30/17	173,000
370,000	Johnson & Johnson	3.800	05/15/13	389,542
150,000	Johnson & Johnson	2.150	05/15/16	154,815
175,000	Johnson & Johnson	5.850	07/15/38	232,089
180,000	Johnson & Johnson	4.500	09/01/40	200,291
150,000	Johnson & Johnson	4.850	05/15/41	177,249
185,000	Life Technologies Corp	3.380	03/01/13	189,644
115,000	Life Technologies Corp	3.500	01/15/16	117,066
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	430,705
785,000	Merck & Co, Inc	6.000	09/15/17	956,808
150,000	Merck & Co, Inc	6.500	12/01/33	206,118
300,000	Novartis Capital Corp	4.130	02/10/14	322,578
545,000	Novartis Capital Corp	2.900	04/24/15	576,777
190,000	Novartis Capital Corp	4.400	04/24/20	214,704
610,000	Pfizer, Inc	6.200	03/15/19	764,414
300,000	Sanofi-Aventis S.A.	2.630	03/29/16	310,378
250,000	Sanofi-Aventis S.A.	4.000	03/29/21	271,188
240,000	Schering-Plough Corp	6.550	09/15/37	337,254
200,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	209,650
150,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	186,355
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	135,309
650,000	Wyeth	5.500	02/15/16	747,829
400,000	Wyeth	6.450	02/01/24	518,292
320,000	Wyeth	5.950	04/01/37	407,702

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,821,719

REAL ESTATE - 0.3%
105,000	AMB Property LP	7.630	08/15/14	114,391
165,000	AMB Property LP	4.500	08/15/17	155,256
134,000	AMB Property LP	6.630	05/15/18	138,955
100,000	AvalonBay Communities, Inc	3.950	01/15/21	100,397
115,000	BioMed Realty LP	6.130	04/15/20	121,294
25,000	Boston Properties LP	5.000	06/01/15	26,773
80,000	Boston Properties LP	5.880	10/15/19	87,805
175,000	Boston Properties LP	4.130	05/15/21	167,832
165,000	Boston Properties LP	2.880	02/15/37	165,619
115,000	Brandywine Operating Partnership LP	7.500	05/15/15	124,588
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	116,537
100,000	Camden Property Trust	4.630	06/15/21	99,429
275,000	Duke Realty LP	5.950	02/15/17	288,081
35,000	ERP Operating LP	5.250	09/15/14	37,738
300,000	ERP Operating LP	5.130	03/15/16	321,839
150,000	HCP, Inc	3.750	02/01/16	148,237
130,000	HCP, Inc	6.000	01/30/17	136,876

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		HCP, Inc	5.380%	02/01/21	$150,501
30,000		HCP, Inc	6.750	02/01/41	32,171
100,000		Health Care REIT, Inc	3.630	03/15/16	97,499
200,000		Health Care REIT, Inc	4.700	09/15/17	200,529
40,000		Health Care REIT, Inc	6.130	04/15/20	41,716
125,000		Highwoods Properties, Inc	5.850	03/15/17	131,843
50,000		Hospitality Properties Trust	5.130	02/15/15	50,731
50,000		HRPT Properties Trust	5.880	09/15/20	51,316
35,000		Kilroy Realty Corp	5.000	11/03/15	36,333
45,000		Kimco Realty Corp	5.700	05/01/17	48,095
220,000		Liberty Property LP	4.750	10/01/20	221,150
125,000		Mack-Cali Realty Corp	7.750	08/15/19	148,198
75,000		National Retail Properties, Inc	6.880	10/15/17	83,733
20,000		Nationwide Health Properties, Inc	6.250	02/01/13	21,048
40,000		Realty Income Corp	5.950	09/15/16	44,131
75,000		Realty Income Corp	5.750	01/15/21	83,194
175,000		Regency Centers LP	5.250	08/01/15	187,881
10,000		Regency Centers LP	5.880	06/15/17	10,815
88,000		Simon Property Group LP	5.100	06/15/15	94,803
295,000		Simon Property Group LP	5.250	12/01/16	321,353
240,000		Simon Property Group LP	10.350	04/01/19	321,027
290,000		Simon Property Group LP	4.380	03/01/21	294,622
100,000	g,i	USB Realty Corp	6.090	12/30/49	72,500
55,000		Ventas Realty LP	3.130	11/30/15	54,363
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	206,935

		TOTAL REAL ESTATE			5,358,134

RETAILING - 0.6%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	133,471
50,000		AutoZone, Inc	6.500	01/15/14	55,691
100,000		AutoZone, Inc	4.000	11/15/20	100,163
100,000		Best Buy Co, Inc	3.750	03/15/16	96,937
200,000		Cooper US, Inc	5.250	11/15/12	209,357
120,000		Costco Wholesale Corp	5.500	03/15/17	141,916
100,000		Family Dollar Stores, Inc	5.000	02/01/21	97,966
150,000		Gap, Inc	5.950	04/12/21	141,088
155,000		Home Depot, Inc	5.250	12/16/13	168,556
100,000		Home Depot, Inc	5.400	03/01/16	113,148
100,000		Home Depot, Inc	3.950	09/15/20	105,092
350,000		Home Depot, Inc	4.400	04/01/21	380,314
360,000		Home Depot, Inc	5.880	12/16/36	419,108
25,000		Kohl’s Corp	6.250	12/15/17	29,657
100,000		Kohl’s Corp	6.880	12/15/37	127,378
200,000		Lowe’s Cos, Inc	2.130	04/15/16	202,831
200,000		Lowe’s Cos, Inc	3.750	04/15/21	207,172
175,000		Lowe’s Cos, Inc	5.500	10/15/35	199,140
150,000		Lowe’s Cos, Inc	5.800	04/15/40	175,775
300,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	329,257
200,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	224,446
30,000		Nordstrom, Inc	4.750	05/01/20	32,924
100,000		Nordstrom, Inc	7.000	01/15/38	132,645
188,000		Staples, Inc	9.750	01/15/14	217,901

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Target Corp	1.130%	07/18/14	$100,788
950,000		Target Corp	3.880	07/15/20	1,029,883
60,000		Target Corp	7.000	07/15/31	79,693
100,000		Target Corp	6.500	10/15/37	130,486
105,000		TJX Cos, Inc	6.950	04/15/19	131,730
100,000		Wal-Mart Stores, Inc	4.500	07/01/15	112,115
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	201,670
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	210,998
300,000		Wal-Mart Stores, Inc	3.630	07/08/20	320,830
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,450,296
650,000		Wal-Mart Stores, Inc	4.250	04/15/21	727,875
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	98,485
295,000		Wal-Mart Stores, Inc	5.250	09/01/35	338,516
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	212,176
65,000		Wal-Mart Stores, Inc	5.630	04/01/40	79,068
195,000		Wal-Mart Stores, Inc	5.000	10/25/40	222,826

		TOTAL RETAILING			9,489,368

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
85,000		Analog Devices, Inc	5.000	07/01/14	92,909
55,000		Broadcom Corp	1.500	11/01/13	55,107
140,000		Broadcom Corp	2.380	11/01/15	141,259
500,000		Intel Corp	4.800	10/01/41	537,474
110,000		National Semiconductor Corp	3.950	04/15/15	117,861
200,000		Texas Instruments, Inc	2.380	05/16/16	205,086

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,149,696

SOFTWARE & SERVICES - 0.4%
285,000		Adobe Systems, Inc	3.250	02/01/15	299,225
20,000		Adobe Systems, Inc	4.750	02/01/20	21,011
20,000		CA, Inc	6.130	12/01/14	22,239
100,000		CA, Inc	5.380	12/01/19	110,009
120,000		Computer Sciences Corp	6.500	03/15/18	129,616
100,000		Expedia, Inc	7.460	08/15/18	110,876
50,000		Fiserv, Inc	3.130	10/01/15	50,897
150,000		Fiserv, Inc	3.130	06/15/16	151,811
100,000		Fiserv, Inc	6.800	11/20/17	116,262
100,000		Google, Inc	1.250	05/19/14	101,379
100,000		Google, Inc	2.130	05/19/16	103,016
100,000		Google, Inc	3.630	05/19/21	106,064
765,000		International Business Machines Corp	1.000	08/05/13	770,513
250,000		International Business Machines Corp	1.950	07/22/16	252,197
25,000		Juniper Networks, Inc	4.600	03/15/21	25,717
240,000		Microsoft Corp	0.880	09/27/13	241,560
25,000		Microsoft Corp	4.200	06/01/19	27,709
540,000		Microsoft Corp	3.000	10/01/20	553,808
150,000		Microsoft Corp	4.000	02/08/21	165,636
400,000		Microsoft Corp	5.300	02/08/41	492,498
320,000		Oracle Corp	3.750	07/08/14	344,624
320,000		Oracle Corp	5.750	04/15/18	381,259
365,000	g	Oracle Corp	3.880	07/15/20	387,503
470,000		Oracle Corp	6.130	07/08/39	600,067
290,000		Symantec Corp	2.750	09/15/15	293,818

		TOTAL SOFTWARE & SERVICES			5,859,314

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
$75,000	Amphenol Corp	4.750%	11/15/14	$79,515
293,000	Cisco Systems, Inc	4.950	02/15/19	333,421
950,000	Cisco Systems, Inc	4.450	01/15/20	1,050,417
200,000	Cisco Systems, Inc	5.900	02/15/39	240,223
200,000	Dell, Inc	3.100	04/01/16	205,941
350,000	Dell, Inc	5.880	06/15/19	398,588
260,000	Discovery Communications LLC	5.050	06/01/20	284,210
100,000	Discovery Communications LLC	4.380	06/15/21	103,326
100,000	Discovery Communications LLC	6.350	06/01/40	117,361
350,000	General Electric Co	5.000	02/01/13	366,566
200,000	Harris Corp	4.400	12/15/20	212,775
575,000	Hewlett-Packard Co	4.750	06/02/14	617,769
600,000	Hewlett-Packard Co	2.130	09/13/15	594,767
200,000	Hewlett-Packard Co	3.000	09/15/16	201,668
450,000	Hewlett-Packard Co	3.750	12/01/20	437,121
200,000	Hewlett-Packard Co	4.380	09/15/21	203,177
300,000	International Business Machines Corp	4.750	11/29/12	313,911
300,000	International Business Machines Corp	2.000	01/05/16	304,314
400,000	International Business Machines Corp	7.000	10/30/25	546,517
203,000	International Business Machines Corp	5.600	11/30/39	250,431
85,000	International Game Technology	7.500	06/15/19	101,434
347,000	Koninklijke Philips Electronics NV	5.750	03/11/18	398,768
220,000	L-3 Communications Corp	5.200	10/15/19	232,127
200,000	Motorola, Inc	6.000	11/15/17	221,395
120,000	Nokia Oyj	6.630	05/15/39	111,764
390,000	Pitney Bowes, Inc	4.750	01/15/16	414,003
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	264,470
150,000	Xerox Corp	5.630	12/15/19	161,896

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,767,875

TELECOMMUNICATION SERVICES - 1.3%
200,000	America Movil SAB de C.V.	3.630	03/30/15	207,000
200,000	America Movil SAB de C.V.	2.380	09/08/16	193,400
430,000	America Movil SAB de C.V.	5.000	03/30/20	454,080
290,000	America Movil SAB de C.V.	6.130	03/30/40	301,600
300,000	American Tower Corp	4.500	01/15/18	300,339
7,000	AT&T Corp	8.000	11/15/31	9,766
246,000	AT&T Mobility LLC	7.130	12/15/31	323,229
19,000	AT&T, Inc	5.880	08/15/12	19,795
350,000	AT&T, Inc	5.100	09/15/14	384,371
1,265,000	AT&T, Inc	2.500	08/15/15	1,293,207
150,000	AT&T, Inc	2.950	05/15/16	154,785
150,000	AT&T, Inc	5.800	02/15/19	175,627
300,000	AT&T, Inc	4.450	05/15/21	321,862
470,000	AT&T, Inc	6.150	09/15/34	526,018
220,000	AT&T, Inc	6.500	09/01/37	256,950
975,000	AT&T, Inc	6.300	01/15/38	1,116,888
322,000	AT&T, Inc	5.350	09/01/40	336,588

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		AT&T, Inc	5.550%	08/15/41	$269,155
690,000		BellSouth Corp	5.200	09/15/14	757,644
60,000		BellSouth Corp	6.880	10/15/31	74,745
140,000		BellSouth Corp	6.550	06/15/34	162,319
400,000		British Telecommunications plc	5.950	01/15/18	444,820
150,000		British Telecommunications plc	9.880	12/15/30	217,011
290,000		Cellco Partnership	5.550	02/01/14	317,272
565,000		Cellco Partnership	8.500	11/15/18	752,886
300,000		CenturyTel, Inc	5.150	06/15/17	281,656
384,000		CenturyTel, Inc	7.600	09/15/39	345,415
450,000		Deutsche Telekom International Finance BV	5.750	03/23/16	495,473
150,000		Deutsche Telekom International Finance BV	6.000	07/08/19	173,314
340,000		Deutsche Telekom International Finance BV	8.750	06/15/30	453,496
200,000		Embarq Corp	6.740	06/01/13	207,846
150,000		Embarq Corp	7.080	06/01/16	155,275
345,000		France Telecom S.A.	2.130	09/16/15	341,471
200,000		France Telecom S.A.	4.130	09/14/21	198,819
245,000		France Telecom S.A.	8.500	03/01/31	339,301
50,000		Koninklijke KPN NV	8.380	10/01/30	64,360
400,000		Qwest Corp	7.500	10/01/14	432,000
150,000		Qwest Corp	6.500	06/01/17	154,875
200,000	h	Qwest Corp	6.750	12/01/21	195,500
300,000		Rogers Communications, Inc	6.800	08/15/18	363,818
50,000		Rogers Wireless, Inc	7.500	03/15/15	58,929
85,000		Telecom Italia Capital S.A.	6.180	06/18/14	84,589
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	144,493
755,000		Telecom Italia Capital S.A.	7.180	06/18/19	756,961
100,000		Telecom Italia Capital S.A.	7.720	06/04/38	95,345
200,000		Telefonica Emisiones SAU	2.580	04/26/13	193,546
250,000		Telefonica Emisiones SAU	3.990	02/16/16	237,881
1,020,000		Telefonica Emisiones SAU	5.130	04/27/20	949,974
100,000		Telefonos de Mexico SAB de C.V.	5.500	01/27/15	108,000
715,000		Verizon Communications, Inc	4.350	02/15/13	746,260
300,000		Verizon Communications, Inc	3.000	04/01/16	313,765
140,000		Verizon Communications, Inc	5.500	02/15/18	162,340
220,000		Verizon Communications, Inc	8.750	11/01/18	294,609
200,000		Verizon Communications, Inc	6.350	04/01/19	240,506
380,000		Verizon Communications, Inc	6.250	04/01/37	455,462
620,000		Verizon Communications, Inc	6.400	02/15/38	759,948
220,000		Verizon Communications, Inc	8.950	03/01/39	339,779
300,000		Verizon Communications, Inc	6.000	04/01/41	364,640
225,000		Verizon New England, Inc	4.750	10/01/13	238,119
165,000		Verizon Virginia, Inc	4.630	03/15/13	172,451
200,000		Virgin Media Secured Finance plc	5.250	01/15/21	215,221
150,000		Vodafone Group plc	5.000	12/16/13	161,797
303,000		Vodafone Group plc	5.630	02/27/17	347,238
500,000		Vodafone Group plc	4.630	07/15/18	553,420
100,000		Vodafone Group plc	4.380	03/16/21	108,595
150,000		Vodafone Group plc	6.150	02/27/37	185,911

		TOTAL TELECOMMUNICATION SERVICES			21,863,755

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.5%
$99,852	h	AMER AIRLN PT TRS	5.250%	01/31/21	$90,865
100,000		American Airlines 2011-2, Cl A Pass Through Trust	8.630	10/15/21	99,250
200,000		Boeing Capital Corp	2.130	08/15/16	202,375
200,000		Boeing Capital Corp	2.900	08/15/18	206,623
750,000		Boeing Co	3.750	11/20/16	817,516
100,000		Boeing Co	5.880	02/15/40	124,138
60,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	70,687
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	618,325
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	183,703
160,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	188,232
150,000		Canadian National Railway Co	4.400	03/15/13	157,575
50,000		Canadian National Railway Co	6.900	07/15/28	67,742
200,000		Canadian National Railway Co	6.250	08/01/34	259,798
200,000		Canadian Pacific Railway Co	7.130	10/15/31	257,577
180,000		Continental Airlines, Inc	4.750	01/12/21	172,800
32,199		Continental Airlines, Inc	5.980	04/19/22	32,360
100,000		Con-Way, Inc	7.250	01/15/18	112,161
450,000		CSX Corp	7.380	02/01/19	570,131
100,000		CSX Corp	6.000	10/01/36	121,174
100,000		CSX Corp	5.500	04/15/41	114,455
300,000		Delta Air Lines, Inc	5.300	04/15/19	294,000
165,000		Embraer Overseas Ltd	6.380	01/15/20	179,025
134,000		FedEx Corp	8.000	01/15/19	174,866
100,000		GATX Corp	3.500	07/15/16	99,570
210,000		Norfolk Southern Corp	5.750	04/01/18	246,144
425,000		Norfolk Southern Corp	5.590	05/17/25	489,208
78,000		Norfolk Southern Corp	7.250	02/15/31	106,888
16,000	g	Norfolk Southern Corp	4.840	10/01/41	16,747
350,000		Northrop Grumman Corp	3.500	03/15/21	352,013
150,000		Ryder System, Inc	3.150	03/02/15	152,780
50,000		Ryder System, Inc	3.600	03/01/16	52,178
325,000		Southwest Airlines Co	5.250	10/01/14	348,469
331,000	g	Union Pacific Corp	4.160	07/15/22	353,242
200,000		Union Pacific Corp	6.630	02/01/29	258,673
100,000		Union Pacific Corp	4.750	09/15/41	102,721
42,000		United Parcel Service, Inc	3.880	04/01/14	45,103
100,000		United Parcel Service, Inc	5.500	01/15/18	120,040
300,000		United Parcel Service, Inc	5.130	04/01/19	364,251
405,000		United Parcel Service, Inc	3.130	01/15/21	422,826
35,000		United Parcel Service, Inc	6.200	01/15/38	47,448

		TOTAL TRANSPORTATION			8,693,679

UTILITIES - 1.9%
370,000		AGL Capital Corp	5.250	08/15/19	416,638
100,000		Alabama Power Co	5.200	06/01/41	116,862
60,000		Alliant Energy Corp	4.000	10/15/14	62,487
100,000		Ameren Corp	8.880	05/15/14	113,113
250,000		American Water Capital Corp	6.090	10/15/17	293,019
50,000		Appalachian Power Co	3.400	05/24/15	52,752
140,000		Appalachian Power Co	7.000	04/01/38	187,191
150,000		Arizona Public Service Co	8.750	03/01/19	188,384
60,000		Atmos Energy Corp	4.950	10/15/14	65,326

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Atmos Energy Corp	8.500%	03/15/19	$135,032
785,000	Carolina Power & Light Co	5.300	01/15/19	925,934
150,000	Carolina Power & Light Co	3.000	09/15/21	151,053
190,000	CenterPoint Energy Houston Electric LLC	7.000	03/01/14	214,027
323,000	CenterPoint Energy Resources Corp	4.500	01/15/21	332,165
100,000	Commonwealth Edison Co	1.630	01/15/14	100,686
150,000	Commonwealth Edison Co	1.950	09/01/16	148,623
775,000	Commonwealth Edison Co	4.000	08/01/20	817,539
87,000	Commonwealth Edison Co	5.900	03/15/36	104,216
210,000	Connecticut Light & Power Co	5.500	02/01/19	247,629
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	75,379
390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	432,099
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	396,499
105,000	Consolidated Natural Gas Co	5.000	12/01/14	115,368
180,000	Constellation Energy Group, Inc	4.550	06/15/15	188,729
100,000	Constellation Energy Group, Inc	7.600	04/01/32	121,415
230,000	Consumers Energy Co	6.130	03/15/19	279,719
250,000	Detroit Edison Co	3.450	10/01/20	257,254
360,000	Dominion Resources, Inc	5.150	07/15/15	403,873
200,000	Dominion Resources, Inc	4.450	03/15/21	217,547
50,000	Dominion Resources, Inc	5.950	06/15/35	58,871
390,000	Duke Energy Carolinas LLC	5.750	11/15/13	427,702
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	138,076
200,000	Duke Energy Carolinas LLC	3.900	06/15/21	213,679
350,000	Duke Energy Carolinas LLC	6.050	04/15/38	449,651
246,000	Duke Energy Corp	5.050	09/15/19	277,183
200,000	El Paso Natural Gas Co	5.950	04/15/17	224,987
100,000	Enbridge, Inc	5.600	04/01/17	112,004
150,000	Energen Corp	4.630	09/01/21	148,774
400,000	Energy Transfer Partners LP	6.130	02/15/17	435,435
100,000	Energy Transfer Partners LP	9.700	03/15/19	123,794
140,000	Energy Transfer Partners LP	7.500	07/01/38	151,979
100,000	Enersis S.A.	7.380	01/15/14	108,970
125,000	Entergy Arkansas, Inc	3.750	02/15/21	127,192
100,000	Entergy Gulf States Louisiana LLC	3.950	10/01/20	100,165
125,000	Entergy Texas, Inc	7.130	02/01/19	151,536
75,000	Exelon Corp	4.900	06/15/15	81,179
100,000	Exelon Generation Co LLC	5.200	10/01/19	107,938
300,000	FirstEnergy Corp	7.380	11/15/31	370,003
280,000	FirstEnergy Solutions Corp	4.800	02/15/15	296,930
320,000	FirstEnergy Solutions Corp	6.050	08/15/21	354,344
47,000	Florida Power & Light Co	4.950	06/01/35	52,629
400,000	Florida Power & Light Co	5.250	02/01/41	480,362
29,000	Florida Power Corp	5.650	06/15/18	34,543
100,000	Florida Power Corp	3.100	08/15/21	100,184
165,000	Florida Power Corp	6.400	06/15/38	216,518
390,000	FPL Group Capital, Inc	2.600	09/01/15	395,101
600,000	Georgia Power Co	5.700	06/01/17	704,178
177,000	Georgia Power Co	5.950	02/01/39	225,348
50,000	Great Plains Energy, Inc	2.750	08/15/13	50,861
200,000	Great Plains Energy, Inc	4.850	06/01/21	210,576
80,000	Indiana Michigan Power Co	7.000	03/15/19	98,752

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$70,000		Integrys Energy Group, Inc	4.170%	11/01/20	$72,089
100,000		Interstate Power & Light Co	6.250	07/15/39	128,530
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,620
60,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	62,437
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	153,894
400,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	510,958
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	111,598
385,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	413,630
320,000		LG&E and KU Energy LLC	3.750	11/15/20	309,699
229,000		Midamerican Energy Holdings Co	5.880	10/01/12	240,065
590,000		Midamerican Energy Holdings Co	5.950	05/15/37	694,226
100,000		Midamerican Energy Holdings Co	6.500	09/15/37	125,067
85,000		National Fuel Gas Co	5.250	03/01/13	89,228
300,000		National Grid plc	6.300	08/01/16	344,880
320,000		Nevada Power Co	6.500	08/01/18	385,811
45,000		Nevada Power Co	7.130	03/15/19	56,184
130,000		Nevada Power Co	5.380	09/15/40	150,630
235,000		NiSource Finance Corp	5.400	07/15/14	254,492
50,000		NiSource Finance Corp	6.400	03/15/18	58,212
150,000		NiSource Finance Corp	6.130	03/01/22	169,962
100,000		NiSource Finance Corp	5.950	06/15/41	108,336
325,000		Northern States Power Co	5.350	11/01/39	392,364
150,000		NSTAR Electric Co	5.630	11/15/17	177,828
150,000		Oglethorpe Power Corp	5.380	11/01/40	170,102
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	113,990
200,000		Oncor Electric Delivery Co LLC	6.380	01/15/15	228,661
50,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	60,802
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	95,583
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	111,208
100,000		ONEOK Partners LP	3.250	02/01/16	101,621
30,000		ONEOK Partners LP	6.650	10/01/36	34,882
100,000		ONEOK Partners LP	6.850	10/15/37	119,348
100,000		ONEOK Partners LP	6.130	02/01/41	110,602
355,000		Pacific Gas & Electric Co	8.250	10/15/18	472,885
20,000		Pacific Gas & Electric Co	6.050	03/01/34	23,871
75,000		Pacific Gas & Electric Co	5.800	03/01/37	87,157
400,000		Pacific Gas & Electric Co	5.400	01/15/40	446,900
250,000		PacifiCorp	6.000	01/15/39	315,490
165,000		Pepco Holdings, Inc	2.700	10/01/15	167,199
150,000		PG&E Corp	5.750	04/01/14	164,481
65,000		Potomac Electric Power Co	7.900	12/15/38	98,770
200,000		PPL Energy Supply LLC	6.200	05/15/16	220,581
225,000		PPL Energy Supply LLC	6.500	05/01/18	263,194
225,000		Public Service Co of Colorado	4.880	03/01/13	237,286
85,000		Public Service Co of Colorado	5.500	04/01/14	94,450
520,000		Public Service Co of Oklahoma	5.150	12/01/19	577,354
100,000		Public Service Co of Oklahoma	4.400	02/01/21	106,872
220,000		Public Service Electric & Gas Co	5.300	05/01/18	260,364
410,000		Public Service Electric & Gas Co	5.380	11/01/39	492,807
250,000		Puget Sound Energy, Inc	5.760	10/01/39	302,003
255,000		San Diego Gas & Electric Co	5.350	05/15/40	313,337
100,000		SCANA Corp	4.750	05/15/21	105,295

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$260,000		Sempra Energy	6.000%	10/15/39	$314,667
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	56,989
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	148,820
100,000		Southern California Edison Co	5.000	01/15/16	113,788
250,000		Southern California Edison Co	5.500	08/15/18	298,261
80,000		Southern California Edison Co	3.880	06/01/21	86,679
35,000		Southern California Edison Co	6.050	03/15/39	46,180
300,000		Southern California Edison Co	4.500	09/01/40	325,554
100,000		Southern Co	1.950	09/01/16	99,544
108,000	g	Southern Natural Gas Co	5.900	04/01/17	121,140
100,000		Southern Power Co	5.150	09/15/41	103,904
60,000		Spectra Energy Capital LLC	6.200	04/15/18	67,782
250,000		Spectra Energy Capital LLC	8.000	10/01/19	314,141
200,000		TECO Finance, Inc	5.150	03/15/20	219,677
100,000		Tennessee Gas Pipeline Co	7.000	10/15/28	117,054
75,000		Toledo Edison Co	7.250	05/01/20	94,857
270,000		Total Capital S.A.	3.130	10/02/15	286,636
200,000		Total Capital S.A.	4.450	06/24/20	223,594
100,000		Total Capital S.A.	4.130	01/28/21	108,842
200,000		TransAlta Corp	6.650	05/15/18	232,048
200,000		Union Electric Co	6.700	02/01/19	245,683
100,000		Union Electric Co	8.450	03/15/39	158,571
100,000		United Utilities plc	6.880	08/15/28	115,819
263,000		Veolia Environnement	5.250	06/03/13	276,650
430,000		Virginia Electric and Power Co	4.750	03/01/13	452,236
350,000		Virginia Electric and Power Co	6.000	05/15/37	445,013
56,000		Williams Cos, Inc	7.880	09/01/21	66,389
200,000		Williams Cos, Inc	7.750	06/15/31	240,098
245,000		Williams Partners LP	3.800	02/15/15	255,620
70,000		Williams Partners LP	7.250	02/01/17	81,174
130,000		Williams Partners LP	5.250	03/15/20	139,827
235,000		Williams Partners LP	6.300	04/15/40	260,090
200,000		Wisconsin Electric Power Co	5.630	05/15/33	241,815
100,000		Xcel Energy, Inc	4.700	05/15/20	111,784
100,000		Xcel Energy, Inc	4.800	09/15/41	105,756

		TOTAL UTILITIES			31,698,519

		TOTAL CORPORATE BONDS			355,381,444
		(Cost $348,603,160)

GOVERNMENT BONDS - 75.0%

AGENCY SECURITIES - 5.7%
		Federal Farm Credit Bank (FFCB)
500,000		FFCB	4.850	03/12/12	510,374
1,945,000		FFCB	1.380	06/25/13	1,979,506
1,000,000		FFCB	3.880	10/07/13	1,068,598
100,000		FFCB	3.000	09/22/14	106,853
		Federal Home Loan Bank (FHLB)
500,000		FHLB	1.750	08/22/12	506,500
3,870,000		FHLB	1.880	06/21/13	3,968,797
240,000		FHLB	3.630	10/18/13	255,402

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$8,625,000	FHLB	3.130%	12/13/13	$9,121,774
110,000	FHLB	5.250	06/18/14	123,823
2,650,000	FHLB	2.880	06/12/15	2,840,236
1,000,000	FHLB	5.380	05/18/16	1,186,709
95,000	FHLB	4.750	12/16/16	110,785
500,000	FHLB	4.880	05/17/17	596,540
1,045,000	FHLB	5.000	11/17/17	1,258,220
	Federal Home Loan Mortgage Corp (FHLMC)
8,650,000	FHLMC	1.130	07/27/12	8,706,813
2,560,000	FHLMC	5.500	08/20/12	2,677,435
4,500,000	FHLMC	2.130	09/21/12	4,579,772
1,025,000	FHLMC	4.130	12/21/12	1,071,910
500,000	FHLMC	1.630	04/15/13	509,618
680,000	FHLMC	3.500	05/29/13	715,180
211,000	FHLMC	4.130	09/27/13	226,472
207,000	FHLMC	4.500	01/15/14	225,820
1,740,000	FHLMC	2.500	04/23/14	1,826,720
108,000	FHLMC	4.380	07/17/15	121,998
125,000	FHLMC	4.750	11/17/15	143,672
132,000	FHLMC	4.750	01/19/16	152,379
213,000	FHLMC	5.250	04/18/16	251,394
127,000	FHLMC	5.500	07/18/16	152,249
3,736,000	FHLMC	5.130	10/18/16	4,424,261
200,000	FHLMC	4.880	06/13/18	239,184
2,120,000	FHLMC	6.250	07/15/32	3,080,381
	Federal National Mortgage Association (FNMA)
740,000	FNMA	1.130	07/30/12	745,149
4,250,000	FNMA	3.250	04/09/13	4,438,619
96,000	FNMA	3.880	07/12/13	101,928
2,185,000	FNMA	1.250	08/20/13	2,216,455
176,000	FNMA	5.130	01/02/14	192,280
214,000	FNMA	2.750	02/05/14	225,195
3,646,000	FNMA	2.750	03/13/14	3,842,399
4,071,000	FNMA	2.500	05/15/14	4,268,570
5,415,000	FNMA	3.000	09/16/14	5,791,213
9,145,000	FNMA	4.630	10/15/14	10,226,039
215,000	FNMA	5.000	03/15/16	251,103
150,000	FNMA	5.000	05/11/17	178,628
340,000	FNMA	5.380	06/12/17	412,334
155,000	FNMA	6.630	11/15/30	230,364
1,500,000	FNMA	5.630	07/15/37	2,054,747
850,000	Citigroup Funding, Inc	2.250	12/10/12	868,561
1,025,000	General Electric Capital Corp	2.130	12/21/12	1,047,294
960,000	GMAC, Inc	2.200	12/19/12	981,180
590,000	Private Export Funding Corp	2.250	12/15/17	610,281
640,000	Private Export Funding Corp	4.300	12/15/21	733,375
95,000	US Central Federal Credit Union	1.900	10/19/12	96,651
605,000	Western Corporate Federal Credit Union	1.750	11/02/12	614,185

	TOTAL AGENCY SECURITIES			92,865,925

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 2.2%
$906,000	Brazilian Government International Bond	5.880%	01/15/19	$1,039,635
890,000	Brazilian Government International Bond	4.880	01/22/21	951,410
100,000	Brazilian Government International Bond	8.880	04/15/24	142,000
80,000	Brazilian Government International Bond	7.130	01/20/37	102,200
730,000	Brazilian Government International Bond	5.630	01/07/41	786,575
275,000	Canada Government International Bond	2.380	09/10/14	289,421
345,000	Chile Government International Bond	3.880	08/05/20	359,663
100,000	China Development Bank	5.000	10/15/15	107,739
300,000	Colombia Government International Bond	8.250	12/22/14	352,950
450,000	Colombia Government International Bond	7.380	03/18/19	555,075
200,000	Colombia Government International Bond	4.380	07/12/21	204,000
350,000	Colombia Government International Bond	6.130	01/18/41	396,550
410,000	Eksportfinans ASA	5.000	02/14/12	416,356
950,000	Eksportfinans ASA	2.000	09/15/15	969,664
205,000	European Investment Bank	4.880	02/15/36	239,804
95,000	Export Development Canada	3.500	05/16/13	99,648
200,000	Export Development Canada	1.500	05/15/14	204,768
345,000	Export Development Canada	2.250	05/28/15	362,600
180,000	Export-Import Bank of Korea	8.130	01/21/14	200,915
250,000	Export-Import Bank of Korea	5.880	01/14/15	265,833
190,000	Export-Import Bank of Korea	4.130	09/09/15	191,552
475,000	Export-Import Bank of Korea	5.130	06/29/20	481,573
1,190,000	Federative Republic of Brazil	6.000	01/17/17	1,358,384
111,944	Federative Republic of Brazil	8.000	01/15/18	132,262
190,000	Hungary Government International Bond	6.380	03/29/21	184,870
195,000	Hungary Government International Bond	7.630	03/29/41	190,125
500,000	Hydro Quebec	2.000	06/30/16	510,278
70,000	Hydro Quebec	9.400	02/01/21	107,358
200,000	Hydro Quebec	8.500	12/01/29	325,361
300,000	Israel Government International Bond	4.630	06/15/13	313,607
100,000	Israel Government International Bond	5.130	03/26/19	110,075
150,000	Italian Republic	2.130	10/05/12	147,374
200,000	Italian Republic	2.130	09/16/13	192,121
500,000	Italian Republic	3.130	01/26/15	472,911
1,200,000	Italian Republic	5.250	09/20/16	1,192,332
74,000	Italian Republic	5.380	06/15/33	67,586
430,000	Italy Government International Bond	5.380	06/12/17	423,398
200,000	Japan Bank for International Cooperation	2.130	11/05/12	203,541
1,500,000	Japan Bank for International Cooperation	4.250	06/18/13	1,592,159
500,000	Japan Finance Organization for Municipalities	5.000	05/16/17	585,123
200,000	Korea Development Bank	8.000	01/23/14	222,168
475,000	Korea Development Bank	4.380	08/10/15	485,558
235,000	Korea Development Bank	3.250	03/09/16	226,539
100,000	Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	117,486
1,025,000	Landwirtschaftliche Rentenbank	5.130	02/01/17	1,209,682
66,000	Mexico Government International Bond	7.500	04/08/33	87,351
600,000	Mexico Government International Bond	6.750	09/27/34	738,000
204,000	Mexico Government International Bond	6.050	01/11/40	230,520
150,000	Mexico Government International Bond	5.750	10/12/10	147,750
200,000	Panama Government International Bond	7.250	03/15/15	228,700
100,000	Panama Government International Bond	5.200	01/30/20	109,450
500,000	Panama Government International Bond	6.700	01/26/36	605,000
320,000	Peruvian Government International Bond	7.130	03/30/19	386,400

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Peruvian Government International Bond	7.350%	07/21/25	$155,625
150,000		Peruvian Government International Bond	6.550	03/14/37	174,000
350,000		Peruvian Government International Bond	5.630	11/18/50	350,000
380,000		Poland Government International Bond	3.880	07/16/15	385,130
485,000		Poland Government International Bond	6.380	07/15/19	533,500
67,000		Poland Government International Bond	5.130	04/21/21	66,833
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,124,871
730,000		Province of Manitoba Canada	2.130	04/22/13	748,214
255,000		Province of Nova Scotia Canada	2.380	07/21/15	265,616
50,000		Province of Nova Scotia Canada	5.130	01/26/17	58,662
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,797,021
190,000		Province of Ontario Canada	2.700	06/16/15	199,660
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,035,946
300,000		Province of Ontario Canada	1.600	09/21/16	299,316
230,000		Province of Ontario Canada	4.400	04/14/20	261,887
40,000		Province of Quebec Canada	4.880	05/05/14	44,053
385,000		Province of Quebec Canada	5.130	11/14/16	450,938
335,000		Province of Quebec Canada	4.630	05/14/18	388,490
120,000		Province of Quebec Canada	3.500	07/29/20	128,184
200,000		Province of Quebec Canada	7.130	02/09/24	280,325
201,000		Province of Quebec Canada	7.500	09/15/29	307,458
285,000		Republic of Hungary	6.250	01/29/20	276,450
475,000		Republic of Korea	5.750	04/16/14	510,758
100,000		Republic of Korea	7.130	04/16/19	121,035
289,000		South Africa Government International Bond	7.380	04/25/12	298,393
110,000		South Africa Government International Bond	6.880	05/27/19	130,900
225,000		South Africa Government International Bond	5.500	03/09/20	246,094
100,000		South Africa Government International Bond	6.250	03/08/41	111,500
625,000		Svensk Exportkredit AB	5.130	03/01/17	722,922
196,000		United Mexican States	5.880	02/17/14	212,072
1,280,000		United Mexican States	5.950	03/19/19	1,452,799
868,000		United Mexican States	5.130	01/15/20	939,610

		TOTAL FOREIGN GOVERNMENT BONDS			35,701,662

MORTGAGE BACKED - 32.3%
		Federal Home Loan Mortgage Corp (FHLMC)
1,093,217		FHLMC	4.500	12/01/19	1,169,318
435,874		FHLMC	5.000	05/01/23	475,107
1,743,565		FHLMC	4.000	10/01/25	1,836,605
294,763		FHLMC	5.500	07/01/26	320,619
1,221,405		FHLMC	4.500	04/01/29	1,298,672
26,040	i	FHLMC	5.040	10/01/35	27,562
288,082	i	FHLMC	2.500	02/01/36	302,819
99,303	i	FHLMC	2.570	07/01/36	105,188
343,440	i	FHLMC	2.420	09/01/36	364,749
267,785	i	FHLMC	2.740	09/01/36	281,022
230,841	i	FHLMC	5.280	09/01/36	240,643
40,434	i	FHLMC	5.650	02/01/37	43,810
39,684	i	FHLMC	5.820	02/01/37	43,014
651,989	i	FHLMC	4.700	03/01/37	686,203
52,151	i	FHLMC	5.500	03/01/37	56,619
682,716	i	FHLMC	5.930	04/01/37	741,480

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$74,188	i	FHLMC	5.620%	05/01/37	$78,869
320,989	i	FHLMC	5.740	05/01/37	346,970
95,279	i	FHLMC	5.600	06/01/37	101,489
401,819	i	FHLMC	5.630	08/01/37	428,798
426,979	i	FHLMC	5.180	09/01/37	453,859
200,391	i	FHLMC	5.910	09/01/37	213,324
12,515	i	FHLMC	6.050	09/01/37	13,587
67,162	i	FHLMC	5.350	02/01/38	72,643
491,065	i	FHLMC	4.490	04/01/38	523,375
574,016	i	FHLMC	4.880	04/01/38	613,964
52,866	i	FHLMC	4.740	07/01/38	56,628
1,013,864		FHLMC	4.500	10/01/39	1,073,883
134,491		FHLMC	5.000	10/01/39	144,453
2,253,541		FHLMC	4.500	12/01/39	2,403,143
250,790	i	FHLMC	3.630	06/01/40	263,729
882,870	i	FHLMC	3.030	01/01/41	915,342
		Federal Home Loan Mortgage Corp Gold (FGLMC)
52,297		FGLMC	6.000	08/01/12	52,897
142,153		FGLMC	4.500	05/01/13	144,625
123,892		FGLMC	5.000	07/01/14	133,118
8,756		FGLMC	7.500	01/01/16	9,524
117		FGLMC	7.500	05/01/16	128
178		FGLMC	7.500	06/01/16	194
45,872		FGLMC	5.500	05/01/17	49,711
86,104		FGLMC	5.500	06/01/17	92,629
56,333		FGLMC	5.000	12/01/17	60,916
45,790		FGLMC	5.500	12/01/17	49,565
70,673		FGLMC	5.000	03/01/18	75,700
219,789		FGLMC	5.000	04/01/18	235,463
201,601		FGLMC	4.500	06/01/18	215,446
403,559		FGLMC	4.500	09/01/18	431,273
413,309		FGLMC	4.000	11/01/18	443,243
444,791		FGLMC	4.500	01/01/19	482,426
79,002		FGLMC	4.000	05/01/19	83,983
626,357		FGLMC	4.500	05/01/19	669,959
363,013		FGLMC	4.000	10/01/19	385,900
129,584		FGLMC	5.500	11/01/19	140,715
209,875		FGLMC	4.500	01/01/20	224,484
84,068		FGLMC	4.500	02/01/20	90,918
839,585		FGLMC	5.000	05/01/20	910,506
837,140		FGLMC	5.000	05/01/20	905,239
78,367		FGLMC	4.500	07/01/20	84,753
894,435		FGLMC	5.000	07/01/20	967,194
9,523		FGLMC	7.000	10/01/20	10,974
73,271		FGLMC	5.000	12/01/20	79,231
993,995		FGLMC	4.500	06/01/21	1,063,034
1,693,195		FGLMC	4.500	06/01/21	1,810,797
111,806		FGLMC	5.500	07/01/21	121,025
78,123		FGLMC	5.000	10/01/22	84,136
55,761		FGLMC	6.000	11/01/22	60,722
577,425		FGLMC	5.000	04/01/23	620,427
51,675		FGLMC	4.500	05/01/23	54,949

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$964,059	FGLMC	4.500%	05/01/23	$1,025,144
720,335	FGLMC	5.500	05/01/23	779,282
133,308	FGLMC	5.000	10/01/23	143,236
91,262	FGLMC	5.500	10/01/23	99,724
83,455	FGLMC	5.000	11/01/23	90,966
183,085	FGLMC	5.000	03/01/24	199,565
61,887	FGLMC	4.500	04/01/24	65,750
27,715	FGLMC	4.500	05/01/24	29,445
168,530	FGLMC	4.500	06/01/24	179,051
785,341	FGLMC	4.000	07/01/24	827,248
1,770,893	FGLMC	4.000	08/01/24	1,865,392
263,213	FGLMC	4.500	09/01/24	279,644
102,687	FGLMC	4.500	09/01/24	109,097
47,733	FGLMC	4.500	09/01/24	50,712
41,288	FGLMC	5.500	09/01/24	45,117
57,638	FGLMC	4.500	10/01/24	61,236
119,450	FGLMC	4.500	10/01/24	128,948
70,089	FGLMC	4.500	11/01/24	74,464
115,054	FGLMC	4.500	12/01/24	122,236
535,858	FGLMC	5.500	12/01/24	579,708
86,243	FGLMC	4.500	02/01/25	91,681
1,052,848	FGLMC	4.000	03/01/25	1,109,031
67,760	FGLMC	4.500	06/01/25	71,990
111,009	FGLMC	4.500	07/01/25	118,008
3,425,500	FGLMC	3.500	11/01/25	3,574,258
932,829	FGLMC	3.500	12/01/25	973,339
1,195,038	FGLMC	4.000	05/01/26	1,259,181
30,599	FGLMC	6.000	08/01/26	33,599
149,679	FGLMC	5.000	10/01/26	162,778
47,578	FGLMC	5.500	10/01/26	51,603
485,774	FGLMC	6.000	12/01/27	532,788
76,771	FGLMC	5.500	05/01/28	83,217
567	FGLMC	6.500	10/01/28	643
662,144	FGLMC	5.500	01/01/29	717,743
15,257	FGLMC	6.500	01/01/29	17,314
211,202	FGLMC	4.000	02/01/29	223,456
2,941	FGLMC	6.500	03/01/29	3,338
96,561	FGLMC	6.500	05/01/29	109,580
19,166	FGLMC	6.500	07/01/29	21,750
136,621	FGLMC	5.000	12/01/29	146,869
232,636	FGLMC	4.000	08/01/30	246,134
1,894	FGLMC	8.000	01/01/31	2,245
972,843	FGLMC	4.000	03/01/31	1,029,288
121,104	FGLMC	4.000	05/01/31	128,131
454,667	FGLMC	4.000	06/01/31	481,047
19,126	FGLMC	6.500	09/01/31	21,633
29,242	FGLMC	8.000	09/01/31	34,705
157,722	FGLMC	7.000	12/01/31	182,104
90,545	FGLMC	6.500	01/01/32	102,414
246,223	FGLMC	6.000	02/01/32	273,130
73,569	FGLMC	7.000	04/01/32	84,942
76,376	FGLMC	6.500	05/01/32	86,387

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$94,003		FGLMC	5.500%	11/01/32	$102,396
94,910		FGLMC	6.000	02/01/33	105,282
407,338		FGLMC	5.000	03/01/33	439,229
470,989		FGLMC	6.000	03/01/33	522,459
173,452		FGLMC	6.000	03/01/33	192,299
71,115		FGLMC	6.000	03/01/33	78,842
209,080		FGLMC	5.000	04/01/33	225,449
39,783		FGLMC	6.000	04/01/33	44,131
985,764		FGLMC	5.500	06/01/33	1,074,082
380,461		FGLMC	4.500	07/01/33	405,273
64,216		FGLMC	5.000	08/01/33	69,243
391,142		FGLMC	5.000	08/01/33	421,887
79,286		FGLMC	6.500	08/01/33	89,480
860,667		FGLMC	5.000	09/01/33	928,050
338,672		FGLMC	5.500	09/01/33	369,015
337,433		FGLMC	5.500	09/01/33	367,665
256,483		FGLMC	5.500	09/01/33	279,462
194,353		FGLMC	5.500	09/01/33	211,766
184,926		FGLMC	4.000	10/01/33	195,482
106,043		FGLMC	5.000	10/01/33	114,346
424,548		FGLMC	5.500	10/01/33	462,585
716,381		FGLMC	5.500	12/01/33	780,341
190,302		FGLMC	5.500	12/01/33	207,352
1,333,812		FGLMC	7.000	12/01/33	1,540,004
1,825,715		FGLMC	5.000	01/01/34	1,968,653
46,799		FGLMC	5.500	02/01/34	50,991
272,002		FGLMC	5.000	03/01/34	293,212
300,481		FGLMC	5.500	03/01/34	327,402
517,658		FGLMC	5.000	05/01/34	558,024
301,301		FGLMC	4.500	06/01/34	320,950
175,507		FGLMC	5.500	06/01/34	191,122
117,192		FGLMC	6.000	06/01/34	129,998
353,249		FGLMC	6.000	09/01/34	391,190
62,903		FGLMC	5.000	11/01/34	67,710
3,145,220	h	FGLMC	5.500	11/01/34	3,425,046
2,044,215		FGLMC	5.000	12/01/34	2,203,621
126,873		FGLMC	5.500	12/01/34	139,191
273,333		FGLMC	5.500	12/01/34	297,822
20,201		FGLMC	5.500	01/01/35	21,998
32,220		FGLMC	5.500	01/01/35	35,086
137,213		FGLMC	5.500	01/01/35	149,421
870,756		FGLMC	4.500	04/01/35	927,541
517,754		FGLMC	6.000	05/01/35	575,306
91,729		FGLMC	6.000	05/01/35	101,209
531,203		FGLMC	7.000	05/01/35	613,321
201,942		FGLMC	5.500	06/01/35	219,908
118,125		FGLMC	5.500	06/01/35	128,634
200,267		FGLMC	5.000	07/01/35	215,758
190,817		FGLMC	6.000	07/01/35	210,536
184,283		FGLMC	5.000	08/01/35	198,538
73,414		FGLMC	5.500	08/01/35	79,965
370,014		FGLMC	6.000	08/01/35	408,252

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$92,626	FGLMC	4.500%	09/01/35	$98,551
152,400	FGLMC	5.000	10/01/35	164,188
682,536	FGLMC	5.000	10/01/35	740,345
714,590	FGLMC	5.000	10/01/35	769,867
657,886	FGLMC	5.000	12/01/35	708,776
105,516	FGLMC	5.000	12/01/35	113,678
348,289	FGLMC	6.000	01/01/36	383,303
192,769	FGLMC	5.000	02/01/36	207,681
93,182	FGLMC	5.000	02/01/36	100,390
121,133	FGLMC	6.000	02/01/36	133,651
1,190,112	FGLMC	5.500	04/01/36	1,305,664
105,687	FGLMC	5.500	05/01/36	115,090
57,529	FGLMC	6.500	05/01/36	64,207
720,697	FGLMC	5.000	07/01/36	776,108
399,515	FGLMC	6.000	07/01/36	442,426
166,143	FGLMC	6.000	08/01/36	182,846
105,264	FGLMC	6.000	09/01/36	117,073
287,823	FGLMC	6.500	10/01/36	321,235
195,318	FGLMC	5.500	11/01/36	212,421
470,102	FGLMC	6.000	11/01/36	517,362
266,527	FGLMC	6.500	03/01/37	298,355
1,575,651	FGLMC	5.500	04/01/37	1,710,172
191,810	FGLMC	5.000	05/01/37	206,168
110,036	FGLMC	5.000	06/01/37	118,273
850,211	FGLMC	5.500	06/01/37	922,797
614,162	FGLMC	6.000	08/01/37	682,430
245,930	FGLMC	6.000	09/01/37	273,267
138,849	FGLMC	6.000	11/01/37	152,504
875,548	FGLMC	6.500	11/01/37	973,902
432,920	FGLMC	6.000	01/01/38	475,495
166,707	FGLMC	6.000	02/01/38	182,972
1,894,347	FGLMC	6.000	02/01/38	2,080,645
1,496,057	FGLMC	5.000	03/01/38	1,608,043
1,855,586	FGLMC	5.000	04/01/38	2,012,751
143,217	FGLMC	5.000	04/01/38	156,332
3,579,710	FGLMC	5.500	04/01/38	3,899,311
776,782	FGLMC	5.500	05/01/38	841,765
83,259	FGLMC	5.500	06/01/38	90,224
277,712	FGLMC	6.000	07/01/38	304,807
265,013	FGLMC	5.500	08/01/38	288,673
994,016	FGLMC	5.500	08/01/38	1,081,054
364,444	FGLMC	5.000	09/01/38	391,326
1,164,267	FGLMC	5.500	09/01/38	1,268,214
58,435	FGLMC	5.500	10/01/38	63,323
1,886,345	FGLMC	6.000	11/01/38	2,070,382
109,959	FGLMC	4.500	02/01/39	116,623
341,239	FGLMC	5.500	02/01/39	369,786
75,371	FGLMC	4.500	03/01/39	79,833
1,153,939	FGLMC	5.000	03/01/39	1,251,675
287,197	FGLMC	6.000	03/01/39	315,217
212,029	FGLMC	4.500	04/01/39	227,429
4,130,393	FGLMC	4.000	05/01/39	4,331,319

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,812,617	FGLMC	4.500%	05/01/39	$1,919,920
73,941	FGLMC	4.500	05/01/39	78,318
7,969,253	FGLMC	4.500	05/01/39	8,441,015
786,852	FGLMC	4.500	05/01/39	839,087
1,221,197	FGLMC	5.000	05/01/39	1,315,090
2,825,603	FGLMC	4.000	06/01/39	2,963,056
741,898	FGLMC	4.500	06/01/39	785,816
279,638	FGLMC	5.000	06/01/39	303,322
153,147	FGLMC	5.500	06/01/39	165,959
4,194,702	FGLMC	4.000	07/01/39	4,398,757
113,407	FGLMC	4.500	07/01/39	120,121
235,816	FGLMC	4.500	07/01/39	249,776
846,892	FGLMC	5.000	07/01/39	909,624
112,245	FGLMC	4.500	08/01/39	118,889
322,163	FGLMC	5.000	08/01/39	346,027
834,198	FGLMC	4.000	09/01/39	876,082
1,815,112	FGLMC	5.000	09/01/39	1,968,848
46,036	FGLMC	5.500	09/01/39	49,887
264,390	FGLMC	4.500	10/01/39	284,008
215,384	FGLMC	4.500	10/01/39	231,365
174,878	FGLMC	4.000	11/01/39	183,385
831,678	FGLMC	4.500	11/01/39	880,912
242,858	FGLMC	5.000	11/01/39	260,847
127,968	FGLMC	5.000	11/01/39	137,447
570,688	FGLMC	4.500	12/01/39	604,472
644,050	FGLMC	4.500	12/01/39	686,806
1,456,933	FGLMC	4.500	12/01/39	1,543,180
1,694,114	FGLMC	4.500	01/01/40	1,794,402
84,213	FGLMC	5.000	01/01/40	91,345
346,615	FGLMC	5.500	01/01/40	375,612
819,883	FGLMC	5.500	03/01/40	889,881
161,260	FGLMC	4.500	04/01/40	171,965
1,137,950	FGLMC	4.500	04/01/40	1,205,492
585,000	FGLMC	5.000	04/01/40	628,789
1,452,962	FGLMC	5.000	04/01/40	1,561,722
3,694,428	FGLMC	4.500	05/01/40	3,913,130
38,444	FGLMC	4.500	06/01/40	40,726
172,946	FGLMC	4.500	08/01/40	183,211
257,358	FGLMC	5.000	08/01/40	276,622
2,564,567	FGLMC	5.000	08/01/40	2,763,384
6,780,809	FGLMC	4.000	12/01/40	7,114,904
586,573	FGLMC	3.500	01/01/41	602,893
1,554,027	FGLMC	4.000	01/01/41	1,629,139
1,230,950	FGLMC	3.500	02/01/41	1,265,199
576,510	FGLMC	5.000	04/01/41	620,475
3,686,246	FGLMC	4.500	06/01/41	3,902,448
2,671,073	FGLMC	4.500	05/01/41	2,827,734
	Federal National Mortgage Association (FNMA)
4,517	FNMA	5.000	06/01/13	4,732
554,422	FNMA	4.440	07/01/13	577,199
2,225	FNMA	6.000	09/01/13	2,309
607,658	FNMA	4.750	10/01/13	620,422

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,787	FNMA	6.500%	12/01/13	$1,861
481,737	FNMA	4.780	02/01/14	509,683
1,561	FNMA	6.000	06/01/14	1,693
697,661	FNMA	4.640	11/01/14	750,109
1,051,963	FNMA	4.850	03/01/16	1,084,408
117,734	FNMA	6.000	04/01/16	121,857
115,107	FNMA	5.500	09/01/16	124,902
8,579	FNMA	6.500	10/01/16	9,424
60,588	FNMA	6.500	11/01/16	66,555
40,417	FNMA	6.500	04/01/17	44,398
33,169	FNMA	6.000	05/01/17	36,084
206,676	FNMA	5.000	09/01/17	223,617
34,868	FNMA	6.000	11/01/17	37,889
393,356	FNMA	5.000	12/01/17	425,600
28,108	FNMA	5.000	12/01/17	30,413
405,902	FNMA	4.500	04/01/18	434,798
82,379	FNMA	5.000	04/01/18	89,132
580,644	FNMA	5.500	04/01/18	631,507
51,399	FNMA	5.500	04/01/18	55,500
28,512	FNMA	5.500	05/01/18	31,010
800,967	FNMA	4.500	06/01/18	857,989
1,320,842	FNMA	4.000	08/01/18	1,406,412
123,153	FNMA	4.000	08/01/18	131,131
345,805	FNMA	4.500	09/01/18	370,424
229,988	FNMA	4.500	10/01/18	246,361
564,797	FNMA	5.000	11/01/18	606,426
13,462	FNMA	5.000	01/01/19	14,565
30,522	FNMA	6.000	01/01/19	33,500
66,947	FNMA	4.500	05/01/19	71,734
192,158	FNMA	4.500	06/01/19	205,897
30,548	FNMA	4.500	06/01/19	32,733
216,084	FNMA	5.000	07/01/19	233,797
132,600	FNMA	4.500	11/01/19	142,082
110,809	FNMA	4.500	12/01/19	118,732
134,406	FNMA	5.000	03/01/20	145,424
35,860	FNMA	5.000	04/01/20	38,777
90,613	FNMA	4.500	06/01/20	97,089
62,103	FNMA	4.500	09/01/20	66,543
65,892	FNMA	4.500	10/01/20	70,593
90,978	FNMA	4.500	11/01/20	97,483
248,875	FNMA	5.000	12/01/20	269,120
584,447	FNMA	5.500	01/01/21	634,182
204,211	FNMA	5.000	03/01/21	220,951
159,978	FNMA	5.500	08/01/21	173,591
42,407	FNMA	6.000	08/01/21	46,167
29,520	FNMA	5.000	10/01/21	31,921
71,939	FNMA	5.000	11/01/21	77,836
37,198	FNMA	5.500	11/01/21	40,363
90,655	FNMA	5.500	10/01/22	98,322
33,696	FNMA	6.000	10/01/22	36,673
29,694	FNMA	5.000	03/01/23	31,998
113,434	FNMA	4.500	04/01/23	120,942

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,225,669	FNMA	4.500%	06/01/23	$1,306,796
75,557	FNMA	5.000	06/01/23	81,279
62,873	FNMA	5.500	06/01/23	68,899
831,322	FNMA	5.000	07/01/23	894,271
503,080	FNMA	5.000	07/01/23	541,174
76,627	FNMA	5.500	08/01/23	83,107
118,994	FNMA	5.000	11/01/23	130,036
39,188	FNMA	5.500	11/01/23	42,596
99,488	FNMA	5.500	02/01/24	109,024
872,258	FNMA	4.000	03/01/24	920,590
58,621	FNMA	4.500	04/01/24	62,428
1,709,931	FNMA	4.000	05/01/24	1,804,677
72,299	FNMA	4.000	06/01/24	76,306
68,675	FNMA	4.500	07/01/24	74,509
55,108	FNMA	5.500	07/01/24	60,321
792	FNMA	8.000	07/01/24	921
359,305	FNMA	4.500	08/01/24	382,638
1,274,166	FNMA	4.000	09/01/24	1,344,767
271,084	FNMA	4.000	09/01/24	286,105
188,244	FNMA	4.500	09/01/24	200,469
151,889	FNMA	5.000	01/01/25	165,603
363,228	FNMA	4.500	02/01/25	387,270
57,984	FNMA	4.500	03/01/25	61,822
62,228	FNMA	4.500	03/01/25	66,347
694,573	FNMA	5.000	03/01/25	757,288
603,444	FNMA	4.500	04/01/25	643,386
2,145,825	FNMA	4.500	04/01/25	2,287,859
2,082,363	FNMA	4.500	06/01/25	2,220,196
986,402	FNMA	4.000	08/01/25	1,041,675
3,448,957	FNMA	3.500	09/01/25	3,606,762
1,508,509	FNMA	5.000	10/01/25	1,639,058
2,649,701	FNMA	4.000	11/01/25	2,798,175
3,517,775	FNMA	3.500	12/01/25	3,678,729
945,895	FNMA	4.000	03/01/26	998,898
57,331	FNMA	6.000	10/01/26	63,067
28,707	FNMA	5.500	01/01/28	31,217
25,061	FNMA	5.000	02/01/28	27,027
142,938	FNMA	5.500	06/01/28	155,297
25,886	FNMA	5.500	11/01/28	28,124
69	FNMA	7.500	01/01/29	80
232,311	FNMA	4.000	03/01/29	245,836
1,470	FNMA	6.500	04/01/29	1,666
370,595	FNMA	4.500	06/01/29	394,471
79,395	FNMA	4.000	07/01/29	84,017
3,788	FNMA	7.500	07/01/29	3,853
383	FNMA	7.500	07/01/29	385
218,748	FNMA	4.500	09/01/29	232,841
93,970	FNMA	4.500	11/01/29	100,024
69,550	FNMA	4.500	01/01/30	74,031
232,743	FNMA	4.000	03/01/30	246,293
83,067	FNMA	4.500	05/01/30	88,419
106,313	FNMA	4.500	06/01/30	113,162

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$936,792	FNMA	4.500%	08/01/30	$997,147
230,838	FNMA	4.000	09/01/30	244,277
1,097,416	FNMA	4.000	10/01/30	1,161,306
387,259	FNMA	3.500	02/01/31	406,598
483,376	FNMA	4.000	02/01/31	511,517
301	FNMA	7.500	02/01/31	305
3,170	FNMA	7.500	03/01/31	3,708
134,369	FNMA	4.000	04/01/31	142,192
20,504	FNMA	6.000	05/01/31	22,773
2,084	FNMA	7.500	05/01/31	2,437
739,614	FNMA	4.500	07/01/31	787,265
2,330	FNMA	6.500	09/01/31	2,627
1,367	FNMA	6.500	10/01/31	1,541
163,123	FNMA	6.000	11/01/31	181,179
18,301	FNMA	6.500	11/01/31	20,639
42,404	FNMA	6.000	01/01/32	47,097
66,417	FNMA	6.000	01/01/32	73,769
42,149	FNMA	6.000	02/01/32	46,814
116,712	FNMA	6.500	04/01/32	132,148
319,506	FNMA	6.500	07/01/32	359,527
30,534	FNMA	6.500	08/01/32	34,359
376,649	FNMA	6.000	09/01/32	418,339
44,144	FNMA	7.500	09/01/32	52,530
418,624	FNMA	5.500	10/01/32	457,438
94,761	FNMA	6.000	10/01/32	105,250
99,757	FNMA	6.000	11/01/32	110,799
30,409	FNMA	5.500	12/01/32	33,228
213,312	FNMA	5.500	12/01/32	233,090
179,933	FNMA	6.000	12/01/32	199,850
925,613	FNMA	5.500	01/01/33	1,011,434
2,635,602	FNMA	6.000	01/01/33	2,896,047
1,068,602	FNMA	5.000	02/01/33	1,155,404
54,708	FNMA	5.000	02/01/33	59,127
42,279	FNMA	6.000	04/01/33	46,958
422,644	FNMA	5.000	06/01/33	457,013
846,621	FNMA	5.500	06/01/33	925,383
119,166	FNMA	4.500	07/01/33	127,272
511,420	FNMA	5.000	07/01/33	552,722
658,929	FNMA	4.500	08/01/33	703,750
433,857	FNMA	4.500	08/01/33	463,843
207,162	FNMA	5.000	08/01/33	223,893
231,925	FNMA	5.500	09/01/33	253,501
493,045	FNMA	5.500	09/01/33	538,914
103,677	FNMA	6.000	09/01/33	115,152
1,305,179	FNMA	4.500	10/01/33	1,393,958
225,773	FNMA	5.000	10/01/33	244,006
198,484	FNMA	5.000	10/01/33	214,514
1,278,616	FNMA	5.500	10/01/33	1,397,567
2,832,105	FNMA	5.500	10/01/33	3,095,579
110,175	FNMA	4.500	11/01/33	117,670
5,314,244	FNMA	5.000	11/01/33	5,743,425
188,346	FNMA	5.000	11/01/33	203,556

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,054,767		FNMA	5.000%	12/01/33	$2,221,674
1,764,084		FNMA	5.500	12/01/33	1,928,199
656,435		FNMA	5.000	02/01/34	709,449
2,138,679		FNMA	6.000	02/01/34	2,374,068
164,528		FNMA	5.000	03/01/34	177,816
96,598		FNMA	5.000	03/01/34	104,399
202,253		FNMA	5.000	03/01/34	218,587
71,412		FNMA	5.000	03/01/34	77,180
4,042,248		FNMA	5.000	03/01/34	4,368,701
62,179		FNMA	5.000	03/01/34	67,201
572,684		FNMA	5.000	04/01/34	618,755
618,409		FNMA	5.500	04/01/34	675,940
53,135		FNMA	4.500	05/01/34	56,749
253,727		FNMA	4.500	05/01/34	270,788
187,833		FNMA	5.500	07/01/34	205,189
129,766		FNMA	5.500	07/01/34	141,757
123,982		FNMA	7.000	07/01/34	142,868
1,780,133		FNMA	5.000	08/01/34	1,923,366
219,394		FNMA	5.000	08/01/34	237,067
766,261		FNMA	6.000	08/01/34	850,597
146,650		FNMA	6.000	08/01/34	162,790
103,719		FNMA	4.500	09/01/34	110,693
3,350,367		FNMA	5.500	09/01/34	3,659,962
28,795		FNMA	5.500	11/01/34	31,456
219,744		FNMA	6.000	11/01/34	243,449
54,772		FNMA	5.000	12/01/34	59,196
33,804		FNMA	5.500	12/01/34	36,927
65,597		FNMA	6.000	12/01/34	72,981
4,707,955		FNMA	4.500	01/01/35	5,033,343
430,568		FNMA	5.500	01/01/35	473,988
10,469,207		FNMA	5.500	02/01/35	11,443,169
430,444		FNMA	5.500	02/01/35	470,219
2,366,902		FNMA	5.500	04/01/35	2,618,902
386,908		FNMA	6.000	04/01/35	428,646
325,993		FNMA	6.000	04/01/35	361,872
620,622		FNMA	5.500	05/01/35	686,699
502,197		FNMA	6.000	05/01/35	558,726
190,417		FNMA	5.000	06/01/35	205,736
8,299		FNMA	7.500	06/01/35	9,685
15,104	i	FNMA	4.550	07/01/35	16,017
430,799		FNMA	5.000	07/01/35	468,620
1,172,645		FNMA	4.500	08/01/35	1,250,027
1,721,042		FNMA	5.000	08/01/35	1,858,151
772,776		FNMA	5.000	08/01/35	834,340
54,624		FNMA	4.500	09/01/35	58,340
60,570		FNMA	4.500	09/01/35	64,567
108,128		FNMA	5.500	09/01/35	118,187
1,528,832		FNMA	5.000	10/01/35	1,650,629
1,625,420		FNMA	5.500	10/01/35	1,798,477
122,020		FNMA	5.000	11/01/35	130,788
2,347,707		FNMA	5.500	11/01/35	2,563,183
51,702		FNMA	4.500	12/01/35	55,114

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$237,412		FNMA	5.500%	12/01/35	$259,081
1,254,975		FNMA	6.000	12/01/35	1,385,257
471,752	i	FNMA	2.400	02/01/36	496,487
80,944		FNMA	5.000	02/01/36	86,330
125,506		FNMA	5.000	02/01/36	133,858
1,677,952		FNMA	5.000	02/01/36	1,811,629
59,186	i	FNMA	5.530	02/01/36	64,013
377,300		FNMA	6.500	02/01/36	421,731
2,906,587		FNMA	6.000	03/01/36	3,201,061
59,035		FNMA	5.000	05/01/36	63,701
2,815,073		FNMA	6.000	06/01/36	3,131,945
207,313	i	FNMA	2.390	07/01/36	216,446
216,784		FNMA	6.000	07/01/36	239,221
1,077,234		FNMA	6.500	08/01/36	1,214,862
119,300		FNMA	5.500	09/01/36	130,324
238,692		FNMA	6.500	09/01/36	266,203
123,401		FNMA	6.500	09/01/36	137,316
387,332		FNMA	6.000	10/01/36	426,574
148,059		FNMA	6.500	11/01/36	164,754
60,478	i	FNMA	5.690	12/01/36	65,419
1,176,342		FNMA	6.000	12/01/36	1,295,521
100,781	i	FNMA	5.390	01/01/37	106,796
504,597		FNMA	5.500	01/01/37	549,885
15,395	i	FNMA	5.930	02/01/37	16,451
89,906		FNMA	6.000	02/01/37	99,015
69,058		FNMA	7.000	02/01/37	79,310
21,877		FNMA	5.000	03/01/37	23,575
21,567	i	FNMA	6.030	03/01/37	22,866
848,057		FNMA	6.500	03/01/37	945,804
323,506		FNMA	6.500	03/01/37	358,771
22,946	i	FNMA	5.540	04/01/37	24,852
459,756		FNMA	7.000	04/01/37	528,010
52,903		FNMA	7.000	05/01/37	60,757
176,366	i	FNMA	5.300	06/01/37	189,351
353,893		FNMA	5.500	06/01/37	385,046
210,100		FNMA	5.500	08/01/37	229,515
133,371		FNMA	6.000	08/01/37	146,800
665,639		FNMA	6.500	08/01/37	740,281
178,066		FNMA	6.500	08/01/37	198,924
244,796		FNMA	5.500	09/01/37	270,859
327,781		FNMA	6.000	09/01/37	368,160
374,732		FNMA	6.000	09/01/37	420,895
618,613		FNMA	6.000	09/01/37	694,819
829,981		FNMA	6.000	09/01/37	932,224
454,378		FNMA	6.000	09/01/37	499,419
565,093		FNMA	6.500	09/01/37	628,460
136,527		FNMA	6.500	09/01/37	151,581
940,035	i	FNMA	5.870	10/01/37	1,000,885
220,678		FNMA	6.500	10/01/37	244,734
159,241		FNMA	7.000	11/01/37	182,881
78,364		FNMA	6.500	01/01/38	86,907
25,736		FNMA	6.500	01/01/38	28,541

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,085		FNMA	5.500%	02/01/38	$1,901,959
92,485		FNMA	6.500	02/01/38	102,740
167,384		FNMA	7.000	02/01/38	192,233
181,059		FNMA	5.000	03/01/38	194,974
168,510	i	FNMA	5.000	03/01/38	179,555
118,757		FNMA	5.000	03/01/38	127,884
222,895		FNMA	5.500	03/01/38	242,238
46,348		FNMA	6.000	03/01/38	51,826
1,308,930		FNMA	6.500	03/01/38	1,449,981
159,984		FNMA	6.500	03/01/38	177,224
436,811		FNMA	6.500	03/01/38	483,882
103,042		FNMA	6.500	03/01/38	114,145
124,325		FNMA	5.000	04/01/38	133,880
137,176		FNMA	4.500	05/01/38	145,800
2,921,383		FNMA	5.000	05/01/38	3,145,904
3,190,804		FNMA	6.000	07/01/38	3,507,093
50,106	i	FNMA	4.810	08/01/38	53,823
24,372	i	FNMA	5.310	08/01/38	26,128
295,215	i	FNMA	4.930	10/01/38	316,397
42,881		FNMA	6.000	10/01/38	47,105
383,763		FNMA	5.500	11/01/38	417,066
82,347		FNMA	5.000	12/01/38	88,676
1,940,633		FNMA	4.500	01/01/39	2,062,630
1,233,176		FNMA	5.500	01/01/39	1,340,193
716,922		FNMA	6.000	01/01/39	787,539
389,242		FNMA	6.000	01/01/39	427,582
2,048,042		FNMA	4.500	02/01/39	2,176,791
4,871,877		FNMA	4.500	02/01/39	5,178,146
2,649,560		FNMA	4.500	02/01/39	2,816,124
91,674		FNMA	5.500	02/01/39	99,630
84,426		FNMA	5.500	04/01/39	92,219
2,940,466		FNMA	4.500	05/01/39	3,123,480
307,405		FNMA	4.500	06/01/39	326,538
121,138	i	FNMA	3.970	07/01/39	127,689
959,526		FNMA	4.500	07/01/39	1,019,246
404,875		FNMA	4.500	07/01/39	430,075
79,840		FNMA	5.000	07/01/39	86,164
167,037	i	FNMA	3.590	08/01/39	175,604
1,317,949		FNMA	4.000	08/01/39	1,383,352
2,791,371		FNMA	4.500	08/01/39	2,965,104
86,117		FNMA	4.500	08/01/39	92,795
76,889		FNMA	5.000	08/01/39	82,798
3,034,535		FNMA	4.000	09/01/39	3,185,124
198,164		FNMA	5.000	09/01/39	213,393
133,284		FNMA	5.000	11/01/39	144,985
1,358,751		FNMA	4.500	12/01/39	1,443,319
308,401		FNMA	4.500	12/01/39	331,113
224,994	i	FNMA	3.720	01/01/40	237,567
215,034		FNMA	4.500	01/01/40	228,418
294,508		FNMA	5.000	01/01/40	317,952
1,153,118		FNMA	4.500	03/01/40	1,224,887
125,208		FNMA	5.000	03/01/40	134,909

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$127,758		FNMA	4.500%	04/01/40	$135,710
4,831,080		FNMA	5.000	04/01/40	5,205,388
976,602	i	FNMA	3.510	05/01/40	1,027,149
963,290	i	FNMA	3.600	05/01/40	1,010,458
88,680		FNMA	4.500	05/01/40	94,865
399,051		FNMA	4.500	07/01/40	423,888
469,326		FNMA	4.500	07/01/40	498,537
340,478		FNMA	5.000	07/01/40	366,858
301,132	i	FNMA	3.530	08/01/40	316,467
6,015,540		FNMA	4.500	09/01/40	6,389,945
3,301,234		FNMA	4.500	09/01/40	3,506,701
961,813		FNMA	3.500	10/01/40	989,104
4,684,341		FNMA	4.000	10/01/40	4,916,069
4,747,802		FNMA	4.000	11/01/40	4,982,670
667,970		FNMA	4.500	11/01/40	709,544
1,365,349	i	FNMA	3.270	12/01/40	1,420,825
1,709,245		FNMA	4.000	12/01/40	1,793,800
664,832	i	FNMA	3.160	02/01/41	693,030
1,217,270		FNMA	3.500	02/01/41	1,251,810
5,395,199		FNMA	4.000	03/01/41	5,662,093
1,661,024		FNMA	4.500	05/01/41	1,764,405
		Government National Mortgage Association (GNMA)
29,200		GNMA	5.000	02/15/18	31,232
87,976		GNMA	4.500	02/15/19	94,776
42,165		GNMA	4.500	01/20/24	45,239
29,566		GNMA	4.500	07/15/24	31,745
769,562		GNMA	4.000	08/15/24	821,342
215,010		GNMA	4.500	08/15/24	230,854
635,610		GNMA	4.000	09/15/24	678,376
79,920		GNMA	4.500	01/15/25	85,784
337,786		GNMA	3.500	03/15/26	357,464
536,134		GNMA	4.000	04/15/26	572,207
11,420		GNMA	6.500	09/15/28	13,206
2,131		GNMA	6.500	09/15/28	2,464
7,651		GNMA	6.500	11/15/28	8,847
1,403		GNMA	7.500	11/15/28	1,643
9,841		GNMA	8.500	10/15/30	9,989
7,906		GNMA	8.500	10/20/30	9,562
1,166		GNMA	8.500	12/15/30	1,414
1,496		GNMA	7.000	06/20/31	1,748
1,107		GNMA	6.500	07/15/31	1,280
7,556		GNMA	7.000	07/15/31	8,858
4,843		GNMA	7.000	07/15/31	5,678
5,285		GNMA	7.500	02/15/32	5,390
764,313		GNMA	6.000	10/15/32	856,653
115,593		GNMA	5.500	12/20/32	128,899
247,280		GNMA	5.500	05/15/33	274,798
43,969		GNMA	5.000	07/15/33	48,568
198,210		GNMA	5.500	07/15/33	220,267
38,966		GNMA	5.000	07/20/33	43,099
79,952		GNMA	5.000	08/15/33	88,315
267,838		GNMA	5.000	08/15/33	295,854

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$478,948	GNMA	5.500%	09/15/33	$532,246
479,781	GNMA	6.000	11/20/33	537,574
209,671	GNMA	5.500	05/20/34	233,674
324,715	GNMA	6.000	09/20/34	363,115
33,091	GNMA	5.000	10/20/34	36,601
935,255	GNMA	5.500	11/15/34	1,038,748
251,895	GNMA	6.500	01/15/35	288,000
167,404	GNMA	5.500	02/20/35	186,569
3,637,548	GNMA	5.000	03/20/35	4,023,430
1,206,499	GNMA	5.500	05/20/35	1,343,491
52,266	GNMA	5.000	09/20/35	57,762
55,837	GNMA	5.000	11/15/35	61,573
43,898	GNMA	5.000	11/15/35	48,407
399,860	GNMA	5.500	02/20/36	445,262
42,433	GNMA	5.500	03/15/36	47,076
153,506	GNMA	5.500	05/20/36	170,792
35,309	GNMA	6.500	06/15/36	40,181
62,956	GNMA	5.000	09/15/36	69,464
78,823	GNMA	6.000	09/15/36	88,074
129,402	GNMA	6.000	10/20/36	144,747
66,047	GNMA	5.000	12/15/36	72,715
67,462	GNMA	5.500	01/15/37	74,611
72,656	GNMA	6.000	01/20/37	81,272
2,641,826	GNMA	5.500	02/15/37	2,921,780
241,023	GNMA	6.000	02/20/37	269,227
1,727,945	GNMA	6.000	04/15/37	1,932,789
41,117	GNMA	6.500	04/15/37	46,791
132,803	GNMA	6.000	06/15/37	148,266
151,013	GNMA	6.000	08/20/37	168,685
106,531	GNMA	6.500	08/20/37	120,779
593,022	GNMA	6.000	12/15/37	662,073
46,651	GNMA	5.000	02/20/38	51,367
1,583,247	GNMA	5.000	04/15/38	1,740,445
51,739	GNMA	5.500	05/20/38	57,339
145,882	GNMA	5.500	06/15/38	161,843
420,667	GNMA	6.000	06/20/38	469,236
1,342,519	GNMA	5.500	07/15/38	1,484,366
784,189	GNMA	5.500	07/20/38	869,064
126,311	GNMA	5.500	08/15/38	139,656
620,302	GNMA	6.000	08/15/38	692,335
1,544,224	GNMA	6.000	08/15/38	1,723,548
387,457	GNMA	6.000	08/20/38	432,192
291,134	GNMA	5.000	10/15/38	320,040
50,210	GNMA	5.500	10/15/38	55,986
56,199	GNMA	6.500	10/20/38	63,645
102,461	GNMA	6.500	10/20/38	116,324
31,003	GNMA	5.500	11/15/38	34,280
209,772	GNMA	6.500	11/20/38	237,564
24,903	GNMA	6.500	12/15/38	28,300
125,848	GNMA	5.000	01/15/39	138,344
310,409	GNMA	5.000	02/15/39	341,229
101,944	GNMA	6.000	02/15/39	113,782

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,227,431		GNMA	4.500%	03/15/39	$2,428,655
389,704		GNMA	4.500	03/15/39	424,910
79,035		GNMA	4.500	03/20/39	85,854
67,426	i	GNMA	5.000	03/20/39	71,844
1,084,021		GNMA	5.500	03/20/39	1,201,347
190,930		GNMA	4.500	04/15/39	208,178
1,815,807		GNMA	5.500	04/15/39	2,014,469
51,185		GNMA	5.000	04/20/39	56,327
229,499		GNMA	4.000	05/15/39	245,866
5,450,776		GNMA	4.500	05/15/39	5,943,196
181,328		GNMA	4.000	05/20/39	194,287
617,307		GNMA	4.500	05/20/39	670,567
65,177		GNMA	4.500	06/15/39	71,065
4,705,330		GNMA	5.000	06/15/39	5,209,277
5,725,847		GNMA	5.000	06/15/39	6,339,093
238,201		GNMA	5.000	06/15/39	261,851
111,339		GNMA	5.000	06/15/39	122,394
125,720		GNMA	5.000	06/15/39	138,203
90,804		GNMA	4.000	06/20/39	97,294
72,959		GNMA	5.000	06/20/39	80,288
141,647		GNMA	4.500	07/15/39	154,444
246,384		GNMA	4.500	07/15/39	268,643
100,814		GNMA	5.000	07/15/39	110,824
1,062,030		GNMA	4.500	07/20/39	1,153,659
1,019,782		GNMA	5.000	07/20/39	1,122,227
94,153		GNMA	5.500	07/20/39	104,490
406,646		GNMA	4.000	08/15/39	435,646
1,843,295		GNMA	5.000	08/15/39	2,026,313
130,074		GNMA	5.500	08/15/39	143,817
321,641		GNMA	6.000	08/15/39	358,992
237,051		GNMA	4.000	08/20/39	253,994
304,110		GNMA	5.000	08/20/39	334,660
163,052		GNMA	5.000	09/15/39	179,242
407,671		GNMA	5.000	09/20/39	448,625
116,793		GNMA	4.500	10/15/39	127,344
65,237		GNMA	5.000	10/15/39	71,714
105,819		GNMA	4.500	10/20/39	114,949
138,611		GNMA	4.500	11/15/39	151,177
153,099		GNMA	4.500	11/20/39	166,213
195,504		GNMA	5.000	11/20/39	215,022
292,078		GNMA	4.500	12/15/39	318,464
6,232,574		GNMA	4.500	12/15/39	6,795,621
146,546		GNMA	4.500	12/20/39	159,098
4,878,768		GNMA	4.500	01/20/40	5,296,644
74,802		GNMA	5.500	01/20/40	82,898
288,171		GNMA	4.000	03/15/40	308,722
108,816		GNMA	5.000	03/15/40	119,621
91,816		GNMA	4.500	04/15/40	99,909
1,671,485		GNMA	5.000	04/15/40	1,837,445
216,705		GNMA	4.500	04/20/40	235,266
44,501		GNMA	4.500	05/15/40	48,424
1,119,047		GNMA	5.000	05/15/40	1,230,156

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,922,989	i	GNMA	3.000%	05/20/40	$2,002,796
46,081		GNMA	4.500	05/20/40	50,028
127,815		GNMA	4.500	06/15/40	139,082
128,941		GNMA	4.500	06/15/40	140,308
1,091,330		GNMA	5.000	06/20/40	1,200,280
634,695		GNMA	4.500	07/15/40	690,644
2,894,129		GNMA	4.500	07/15/40	3,149,252
245,316		GNMA	5.000	07/20/40	269,807
1,456,696		GNMA	4.000	08/15/40	1,560,580
387,436		GNMA	4.500	08/15/40	422,557
580,403		GNMA	4.500	08/20/40	630,115
441,868		GNMA	4.500	09/20/40	479,715
148,517		GNMA	5.500	09/20/40	164,824
110,905		GNMA	4.000	10/15/40	118,858
1,225,483		GNMA	4.000	11/15/40	1,312,878
4,818,435		GNMA	4.000	11/20/40	5,162,813
1,251,003	h	GNMA	3.500	12/15/40	1,310,061
1,949,452		GNMA	4.000	01/20/41	2,088,781
1,228,476		GNMA	4.000	02/15/41	1,316,085
4,578,393		GNMA	4.500	02/20/41	4,970,541
2,640,206		GNMA	4.500	03/15/41	2,876,314
2,486,108		GNMA	4.500	08/15/41	2,705,263
828,087		GNMA	6.230	09/15/43	873,730
1,338,565		GNMA	6.500	01/15/44	1,489,264

		TOTAL MORTGAGE BACKED			524,534,757

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power-Ohio, Inc	7.830	02/15/41	404,154
150,000		Colorado Bridge Enterprise	6.080	12/01/40	189,236
200,000		Commonwealth of Massachusetts	4.200	12/01/21	219,200
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	215,793
200,000		County of Clark NV	6.820	07/01/45	247,674
200,000		District of Columbia	5.590	12/01/34	241,620
100,000		East Baton Rouge Sewerage Commission	6.090	02/01/45	108,995
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	406,880
100,000		Kentucky Asset Liability Commission	3.170	04/01/18	102,013
30,000		Los Angeles Unified School District	5.750	07/01/34	33,690
100,000		Massachusetts School Building Authority	5.720	08/15/39	123,595
100,000		Metropolitan Government of Nashville & Davidson County	6.730	07/01/43	118,271
300,000		Metropolitan Transportation Authority	6.650	11/15/39	369,084
250,000		Municipal Electric Authority of Georgia	6.640	04/01/57	267,130
200,000		New Jersey Economic Development Authority	7.430	02/15/29	240,704
35,000		New Jersey State Turnpike Authority	7.410	01/01/40	48,216
800,000		New Jersey Transportation Trust Fund Authority	5.750	12/15/28	870,712
300,000		New York City Municipal Water Finance Authority	5.790	06/15/41	330,447
600,000		New York State Dormitory Authority	5.290	03/15/33	670,482
130,000		New York State Dormitory Authority	5.630	03/15/39	153,940
400,000		New York State Urban Development Corp	5.840	03/15/40	489,180
100,000		Ohio State University	4.910	06/01/40	112,745
100,000		Oregon State Department of Transportation	5.830	11/15/34	123,129
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	242,198

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Salt River Project Agricultural Improvement & Power District	4.840%	01/01/41	$108,584
300,000		State of California	5.750	03/01/17	337,389
100,000		State of California	6.200	10/01/19	113,937
100,000		State of California	5.700	11/01/21	108,432
100,000	i	State of California	5.650	04/01/39	105,828
285,000		State of California	7.550	04/01/39	349,199
900,000		State of California	7.300	10/01/39	1,070,208
1,330,000		State of California	7.630	03/01/40	1,639,517
300,000		State of Connecticut	5.090	10/01/30	323,217
100,000		State of Illinois	4.510	03/01/15	104,163
400,000		State of Illinois	4.960	03/01/16	422,584
300,000		State of Illinois	5.100	06/01/33	271,173
1,295,000		State of Illinois	6.730	04/01/35	1,372,777
300,000		State of Oregon	5.760	06/01/23	356,652
100,000		State of Texas	4.630	04/01/33	110,345
50,000		State of Texas	5.520	04/01/39	62,579
100,000		State of Utah	3.540	07/01/25	106,080
200,000		State of Washington	5.090	08/01/33	225,010
200,000		State Public School Building Authority	5.000	09/15/27	216,258
750,000		Tennessee Valley Authority	3.880	02/15/21	844,382
1,000,000		Tennessee Valley Authority	4.630	09/15/60	1,211,043
200,000		University of California	5.770	05/15/43	230,142
700,000		University of Texas	4.790	08/15/46	797,608
150,000		Virginia Commonwealth Transportation Board	5.350	05/15/35	171,395

		TOTAL MUNICIPAL BONDS			16,987,590

U.S. TREASURY SECURITIES - 33.8%
178,400		United States Treasury Bond	7.500	11/15/16	236,603
160,000		United States Treasury Bond	8.750	05/15/17	226,988
139,200		United States Treasury Bond	8.880	08/15/17	200,491
130,100		United States Treasury Bond	8.880	02/15/19	198,026
151,300		United States Treasury Bond	8.130	08/15/19	225,402
148,500		United States Treasury Bond	8.750	08/15/20	234,526
125,700		United States Treasury Bond	7.880	02/15/21	191,800
125,000		United States Treasury Bond	8.130	05/15/21	194,531
122,000		United States Treasury Bond	8.130	08/15/21	190,987
14,379,100		United States Treasury Bond	8.000	11/15/21	22,458,357
127,000		United States Treasury Bond	7.250	08/15/22	191,770
3,275,000		United States Treasury Bond	6.380	08/15/27	4,925,803
14,560,000		United States Treasury Bond	5.250	02/15/29	19,885,771
10,979,000		United States Treasury Bond	5.380	02/15/31	15,444,368
1,144,000		United States Treasury Bond	4.380	02/15/38	1,461,460
2,733,000		United States Treasury Bond	3.500	02/15/39	3,038,754
241,000		United States Treasury Bond	4.500	08/15/39	315,446
850,000		United States Treasury Bond	4.380	11/15/39	1,092,781
915,000		United States Treasury Bond	4.630	02/15/40	1,222,669
3,380,000		United States Treasury Bond	4.380	05/15/40	4,350,702
12,585,000		United States Treasury Bond	3.880	08/15/40	14,952,553
5,075,000		United States Treasury Bond	4.750	02/15/41	6,934,510
4,600,000		United States Treasury Bond	4.380	05/15/41	5,942,648
5,990,000		United States Treasury Note	1.380	10/15/12	6,063,240

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$18,350,000	United States Treasury Note	0.380%	10/31/12	$18,387,985
165,000	United States Treasury Note	4.000	11/15/12	171,987
29,600,000	United States Treasury Note	0.500	11/30/12	29,706,381
8,000,000	United States Treasury Note	0.630	12/31/12	8,042,184
7,650,000	United States Treasury Note	0.630	01/31/13	7,691,838
160,000	United States Treasury Note	2.880	01/31/13	165,588
5,000,000	United States Treasury Note	0.630	02/28/13	5,028,515
235,000	United States Treasury Note	2.500	03/31/13	242,858
2,000,000	United States Treasury Note	0.630	04/30/13	2,012,100
209,000	United States Treasury Note	3.130	04/30/13	218,446
350,000	United States Treasury Note	1.380	05/15/13	356,220
3,500,000	United States Treasury Note	0.500	05/31/13	3,514,767
5,000,000	United States Treasury Note	0.380	06/30/13	5,010,950
750,000	United States Treasury Note	3.380	06/30/13	790,664
155,000	United States Treasury Note	0.750	08/15/13	156,350
2,139,000	United States Treasury Note	4.250	08/15/13	2,296,751
2,045,000	United States Treasury Note	3.130	08/31/13	2,155,477
9,575,000	United States Treasury Note	0.750	09/15/13	9,660,648
4,750,000	United States Treasury Note	1.250	09/30/13	4,737,745
196,000	United States Treasury Note	3.130	09/30/13	207,056
2,710,000	United States Treasury Note	2.750	10/31/13	2,846,346
8,284,000	United States Treasury Note	2.000	11/30/13	8,582,357
683,000	United States Treasury Note	1.500	12/31/13	701,089
150,000	United States Treasury Note	1.250	03/15/14	153,222
4,693,000	United States Treasury Note	1.880	04/30/14	4,871,555
750,000	United States Treasury Note	4.750	05/15/14	835,079
11,198,000	United States Treasury Note	2.250	05/31/14	11,743,903
6,784,000	United States Treasury Note	2.630	06/30/14	7,193,693
185,000	United States Treasury Note	2.630	07/31/14	196,461
117,000	United States Treasury Note	4.250	08/15/14	129,779
5,583,000	United States Treasury Note	2.380	08/31/14	5,896,608
4,910,000	United States Treasury Note	2.380	09/30/14	5,192,708
9,860,000	United States Treasury Note	2.380	10/31/14	10,436,968
1,280,000	United States Treasury Note	2.130	11/30/14	1,345,999
6,310,000	United States Treasury Note	2.250	01/31/15	6,669,866
100	United States Treasury Note	2.500	03/31/15	107
7,170,000	United States Treasury Note	2.500	04/30/15	7,657,897
1,240,000	United States Treasury Note	2.130	05/31/15	1,308,485
3,120,000	United States Treasury Note	1.880	06/30/15	3,264,300
6,895,000	United States Treasury Note	1.750	07/31/15	7,185,348
1,775,000	United States Treasury Note	4.250	08/15/15	2,017,676
12,840,000	United States Treasury Note	1.250	08/31/15	13,136,925
18,805,000	United States Treasury Note	1.250	09/30/15	19,222,245
27,300,000	United States Treasury Note	1.250	10/31/15	27,877,996
23,550,000	United States Treasury Note	1.380	11/30/15	24,160,840
5,000,000	United States Treasury Note	2.130	12/31/15	5,286,330
5,400,000	United States Treasury Note	2.000	01/31/16	5,677,592
10,650,000	United States Treasury Note	2.130	02/29/16	11,260,714
250,000	United States Treasury Note	2.630	02/29/16	269,629
9,000,000	United States Treasury Note	2.250	03/31/16	9,567,450
164,000	United States Treasury Note	5.130	05/15/16	195,762
11,250,000	United States Treasury Note	1.750	05/31/16	11,699,100

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000		United States Treasury Note	1.500%	06/30/16	$5,137,900
10,750,000		United States Treasury Note	1.500	07/31/16	11,038,960
970,000		United States Treasury Note	3.250	07/31/16	1,077,155
14,000,000		United States Treasury Note	1.000	08/31/16	14,035,000
10,000,000		United States Treasury Note	1.000	09/30/16	10,014,700
173,000		United States Treasury Note	4.630	11/15/16	204,329
220,000		United States Treasury Note	3.000	02/28/17	242,378
6,830,000		United States Treasury Note	1.880	08/31/17	7,094,663
14,000,000		United States Treasury Note	2.000	04/30/18	14,726,320
2,802,400		United States Treasury Note	2.750	02/15/19	3,046,736
428,200		United States Treasury Note	3.130	05/15/19	477,041
1,377,000		United States Treasury Note	3.630	02/15/20	1,589,574
1,132,000		United States Treasury Note	3.500	05/15/20	1,296,400
7,342,000		United States Treasury Note	2.630	08/15/20	7,863,399
5,650,000		United States Treasury Note	2.630	11/15/20	6,041,969
5,900,000		United States Treasury Note	3.630	02/15/21	6,815,881
14,200,000		United States Treasury Note	2.130	08/15/21	14,450,772
11,185,000		United States Treasury Note	4.250	11/15/40	14,143,779
2,600,000		United States Treasury Note	3.750	08/15/41	3,026,972

		TOTAL U.S. TREASURY SECURITIES			549,642,653

		TOTAL GOVERNMENT BONDS			1,219,732,587
		(Cost $1,174,010,135)

STRUCTURED ASSETS - 2.4%

ASSET BACKED - 0.3%
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	352,946
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	600,350
		Series - 2010 3 (Class C)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	591,813
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	653,712
		Series - 0 1 (Class A2)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	43,492
		Series - 2004 2 (Class 1B)
500,000		Chase Issuance Trust	5.120	10/15/14	523,451
		Series - 2007 A17 (Class A)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	149,786
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	895,928
		Series - 2007 A8 (Class A8)
23,111	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	15,144
		Series - 2004 B (Class 1A)
100,000		Discover Card Master Trust	5.650	03/16/20	119,374
		Series - 2007 A1 (Class A1)
100,000		Ford Credit Auto Owner Trust	5.600	10/15/12	100,792
		Series - 2007 A (Class B)
37,490	i	Residential Asset Securities Corp	6.490	10/25/30	33,974
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	11,300
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.000	09/13/28	15,042
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			4,107,104

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 2.1%
$1,000,000	i	Banc of America Commercial Mortgage, Inc	5.230%	11/10/42	$1,030,931
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.890	07/10/44	113,166
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	469,551
		Series - 2006 6 (Class A4)
500,000		Banc of America Commercial Mortgage, Inc	5.380	09/10/47	521,057
		Series - 2006 5 (Class AAB)
285,000		Banc of America Commercial Mortgage, Inc	5.450	01/15/49	296,060
		Series - 2007 1 (Class A3)
325,000	i	Banc of America Commercial Mortgage, Inc	5.840	06/10/49	339,971
		Series - 2007 3 (Class A3)
71,535		Bank of America Alternative Loan Trust	5.500	09/25/19	71,397
		Series - 2004 8 (Class 3A1)
320,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	345,933
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	305,390
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.910	06/11/40	213,311
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	377,190
		Series - 2005 PWR8 (Class A4)
133,279	i	Bear Stearns Commercial Mortgage Securities	5.290	06/11/41	137,649
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	670,255
		Series - 2004 PWR4 (Class A3)
495,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	542,343
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	703,045
		Series - 2004 T16 (Class A6)
550,000		Citigroup Commercial Mortgage Trust	4.730	10/15/41	580,410
		Series - 2004 C2 (Class A5)
500,000		Citigroup Commercial Mortgage Trust	5.210	12/11/49	503,351
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.320	12/11/49	603,019
		Series - 2007 CD4 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	275,106
		Series - 2007 C9 (Class A4)
166,791		Credit Suisse Mortgage Capital Certificates	5.440	09/15/39	170,587
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	195,423
		Series - 2006 C4 (Class A3)
250,000	i	CS First Boston Mortgage Securities Corp	5.420	05/15/36	267,730
		Series - 2004 C2 (Class A2)
310,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	318,092
		Series - 2003 C3 (Class A5)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$290,000		CS First Boston Mortgage Securities Corp	4.050%	05/15/38	$286,653
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	677,221
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	193,968
		Series - 2005 C5 (Class AJ)
330,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	347,289
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.320	06/10/36	190,459
		Series - 0 GG1 (Class A7)
460,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	488,343
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.280	04/10/37	522,077
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	6.070	07/10/38	780,624
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	570,298
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	514,116
		Series - 2007 GG9 (Class AM)
450,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	477,662
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	676,610
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,426,625
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	98,181
		Series - 2009 IWST (Class A2)
25,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	23,728
		Series - 2010 C2 (Class B)
50,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	46,341
		Series - 2010 C2 (Class C)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	133,146
		Series - 2006 CB17 (Class A4)
825,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.200	12/15/44	825,978
		Series - 2005 LDP5 (Class A2)
1,110,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	1,146,196
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	986,665
		Series - 2007 CB18 (Class A4)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	376,211
		Series - 2007 LD11 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.000	06/15/49	476,569
		Series - 2007 LD11 (Class A3)
545,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	581,641
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	448,505
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	410,829
		Series - 2006 C1 (Class A4)
220,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	226,725
		Series - 2003 C1 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		LB-UBS Commercial Mortgage Trust	5.370%	09/15/39	$135,170
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,482,847
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	996,173
		Series - 2007 C2 (Class A3)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	571,367
		Series - 2007 C2 (Class AM)
475,000	i	Merrill Lynch	5.380	07/12/46	494,520
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.490	07/12/46	322,677
		Series - 2006 3 (Class AJ)
225,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	187,294
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	285,797
		Series - 2005 CIP1 (Class AM)
344,206	i	Merrill Lynch Mortgage Trust	5.810	05/12/39	350,825
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.850	05/12/39	259,476
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.020	06/12/50	473,658
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	519,479
		Series - 2006 1 (Class A4)
390,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.660	02/12/39	396,601
		Series - 0 1 (Class A3)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.170	08/12/49	389,687
		Series - 2007 8 (Class AM)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	541,375
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.170	01/14/42	1,351,295
		Series - 2005 HQ5 (Class A4)
134,466		Morgan Stanley Capital I	6.230	01/11/43	138,562
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.360	03/15/44	626,342
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.730	07/12/44	244,918
		Series - 2006 HQ9 (Class A4)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	51,834
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.540	11/12/49	198,341
		Series - 2007 T25 (Class AM)
245,000		Morgan Stanley Capital I	4.770	07/15/56	225,631
		Series - 0 IQ9 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	165,038
		Series - 2005 C22 (Class AJ)
400,000	i	Wachovia Bank Commercial Mortgage Trust	5.830	07/15/45	313,130
		Series - 2006 C27 (Class AJ)
525,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	552,890
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	210,818
		Series - 2007 C33 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			33,469,372

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		TOTAL STRUCTURED ASSETS			$37,576,476
		(Cost $37,867,371)

		TOTAL BONDS			1,612,690,507
		(Cost $1,560,480,666)

		TOTAL INVESTMENTS - 99.3%			1,612,690,507
		(Cost $1,560,480,666)
		OTHER ASSETS & LIABILITIES, NET - 0.7%			11,918,719

		NET ASSETS - 100.0%			$1,624,609,226

		Abbreviation(s):
		REIT Real Estate Investment Trust

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2011, the value of these securities amounted to $4,176,406 or 0.3% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	n	In default.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

BANKERS’ ACCEPTANCES - 1.9%
$791,000	JPMorgan Chase Bank NA	0.260-0.280%	10/03/11	$790,988
1,058,000	JPMorgan Chase Bank NA	0.200-0.260	10/11/11	1,057,937
402,000	JPMorgan Chase Bank NA	0.210	10/13/11	401,972
861,000	JPMorgan Chase Bank NA	0.190	10/14/11	860,941
585,000	JPMorgan Chase Bank NA	0.190	10/19/11	584,944
561,000	JPMorgan Chase Bank NA	0.200	10/21/11	560,938
1,184,000	JPMorgan Chase Bank NA	0.200-0.260	10/24/11	1,183,842
1,013,000	JPMorgan Chase Bank NA	0.180-0.190	10/27/11	1,012,865
1,143,000	JPMorgan Chase Bank NA	0.190-0.270	10/28/11	1,142,829
565,000	JPMorgan Chase Bank NA	0.185-0.235	10/31/11	564,907
994,000	JPMorgan Chase Bank NA	0.200	11/02/11	993,823
401,000	JPMorgan Chase Bank NA	0.220	11/03/11	400,919
418,000	JPMorgan Chase Bank NA	0.220	11/04/11	417,913
865,000	JPMorgan Chase Bank NA	0.210	11/07/11	864,813
254,000	JPMorgan Chase Bank NA	0.210	11/08/11	253,944
1,213,000	JPMorgan Chase Bank NA	0.170-0.220	11/09/11	1,212,744
875,000	JPMorgan Chase Bank NA	0.260	11/14/11	874,722
219,000	JPMorgan Chase Bank NA	0.240	11/15/11	218,934
297,000	JPMorgan Chase Bank NA	0.250	11/21/11	296,895
376,000	JPMorgan Chase Bank NA	0.230	11/22/11	375,875
1,197,000	JPMorgan Chase Bank NA	0.240-0.250	11/28/11	1,196,530
693,000	JPMorgan Chase Bank NA	0.230-0.240	12/02/11	692,721
166,000	JPMorgan Chase Bank NA	0.250	12/13/11	165,916
389,000	JPMorgan Chase Bank NA	0.250	12/19/11	388,787
285,000	JPMorgan Chase Bank NA	0.250	12/27/11	284,828
237,000	JPMorgan Chase Bank NA	0.260	01/17/12	236,815
541,000	JPMorgan Chase Bank NA	0.255-0.270	01/19/12	540,565
3,000,000	US Bank NA	0.350	02/14/12	2,996,033

	TOTAL BANKERS’ ACCEPTANCES			20,574,940

CERTIFICATE OF DEPOSIT - 4.0%
7,000,000	Bank of Nova Scotia	0.170	10/18/11	7,000,000
5,500,000	Bank of Nova Scotia	0.280	12/06/11	5,500,000
2,600,000	Barclays Bank PLC	0.410	12/13/11	2,600,000
4,685,000	BNP Paribas	0.470	11/01/11	4,685,201
5,000,000	Toronto-Dominion Bank	0.170	10/12/11	5,000,000
4,500,000	Toronto-Dominion Bank	0.170	10/19/11	4,500,000
10,000,000	Toronto-Dominion Bank	0.200	11/10/11	10,000,000
4,000,000	Toronto-Dominion Bank	0.210	01/10/12	4,000,000

	TOTAL CERTIFICATE OF DEPOSIT			43,285,201

COMMERCIAL PAPER - 45.1%
7,415,000	Australia & New Zealand Banking Group Ltd	0.270	12/21/11	7,410,495
650,000	Australia & New Zealand Banking Group Ltd	0.320	01/17/12	649,376

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$7,500,000	Bank of Nova Scotia	0.175%	10/11/11	$7,499,635
10,045,000	Bank of Nova Scotia	0.280	11/29/11	10,040,390
2,500,000	Bank of Nova Scotia	0.270	12/02/11	2,498,838
4,640,000	Bank of Nova Scotia	0.275	12/21/11	4,637,129
2,290,000	Bank of Nova Scotia	0.280	12/23/11	2,288,522
5,000,000	BNP Paribas Finance, Inc	0.230	10/03/11	4,999,936
1,600,000	Coca-Cola Co	0.130	10/03/11	1,599,988
10,000,000	Coca-Cola Co	0.125	10/12/11	9,999,619
5,000,000	Coca-Cola Co	0.100	11/04/11	4,999,528
5,000,000	Coca-Cola Co	0.130	11/07/11	4,999,332
4,200,000	Coca-Cola Co	0.130	12/09/11	4,198,954
5,000,000	Coca-Cola Co	0.130	12/12/11	4,998,700
3,000,000	Coca-Cola Co	0.140	12/13/11	2,999,148
2,000,000	Coca-Cola Co	0.150	12/14/11	1,999,383
2,000,000	Coca-Cola Co	0.125	12/20/11	1,999,444
3,000,000	Commonwealth Bank of Australia	0.150	10/14/11	2,999,838
5,000,000	Commonwealth Bank of Australia	0.270	11/28/11	4,997,824
4,500,000	Commonwealth Bank of Australia	0.275	12/02/11	4,497,869
4,000,000	Fairway Finance LLC	0.160	10/12/11	3,999,804
1,975,000	Fairway Finance LLC	0.200	10/18/11	1,974,813
8,000,000	Fairway Finance LLC	0.170	10/25/11	7,999,094
3,825,000	Fairway Finance LLC	0.170	10/28/11	3,824,512
5,475,000	Fairway Finance LLC	0.190	11/22/11	5,473,498
3,000,000	Fairway Finance LLC	0.230	12/07/11	2,998,716
5,000,000	Falcon Asset Securitization Co LLC	0.180	10/06/11	4,999,875
5,000,000	Falcon Asset Securitization Co LLC	0.160	10/12/11	4,999,756
5,000,000	Falcon Asset Securitization Co LLC	0.150	10/14/11	4,999,729
5,075,000	General Electric Capital Corp	0.190	10/03/11	5,074,946
9,000,000	General Electric Capital Corp	0.190	10/11/11	8,999,525
4,300,000	General Electric Capital Corp	0.130	10/12/11	4,299,829
1,390,000	General Electric Capital Corp	0.230	12/06/11	1,389,414
3,995,000	General Electric Capital Corp	0.310	12/12/11	3,992,523
9,490,000	General Electric Capital Corp	0.300	02/27/12	9,478,218
3,645,000	General Electric Capital Corp	0.300	02/29/12	3,640,413
3,000,000	General Electric Co	0.140	12/28/11	2,998,973
5,975,000	Johnson & Johnson	0.050	10/20/11	5,974,842
10,000,000	Johnson & Johnson	0.090	12/19/11	9,998,025
318,000	JPMorgan Chase Bank NA	0.240	12/01/11	317,871
431,000	JPMorgan Chase Bank NA	0.240	12/29/11	430,744
302,000	JPMorgan Chase Bank NA	0.250	01/09/12	301,790
275,000	JPMorgan Chase Bank NA	0.270	01/26/12	274,759
500,000	JPMorgan Chase Bank NA	0.280	02/09/12	499,490
5,000,000	Jupiter Securitization Co LLC	0.170	10/05/11	4,999,906
7,735,000	Jupiter Securitization Co LLC	0.200	11/04/11	7,733,538
5,000,000	Jupiter Securitization Co LLC	0.200	11/07/11	4,998,972
5,000,000	Jupiter Securitization Co LLC	0.210	12/13/11	4,997,871
5,000,000	Jupiter Securitization Co LLC	0.210	12/19/11	4,997,696
2,600,000	National Australia Funding (Delaware)	0.175	10/03/11	2,599,975
5,000,000	National Australia Funding (Delaware)	0.270	12/01/11	4,997,713
2,650,000	National Australia Funding (Delaware)	0.270	12/06/11	2,648,688
500,000	National Australia Funding (Delaware)	0.390	12/09/11	499,626
450,000	National Australia Funding (Delaware)	0.200	12/19/11	449,803

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,870,000	National Australia Funding (Delaware)	0.310%	01/03/12	$1,868,486
3,000,000	Nestle Capital Corp	0.125	10/13/11	2,999,875
2,500,000	Nestle Capital Corp	0.150	11/09/11	2,499,594
350,000	Nestle Capital Corp	0.150	11/14/11	349,936
2,570,000	Nestle Capital Corp	0.140	11/22/11	2,569,480
500,000	Nestle Capital Corp	0.220	02/03/12	499,618
5,000,000	Nestle Capital Corp	0.185	02/28/12	4,996,146
3,705,000	Nestle Capital Corp	0.250	05/15/12	3,699,159
1,135,000	Novartis Finance Corp	0.140	10/11/11	1,134,956
7,000,000	Old Line Funding LLC	0.170	10/05/11	6,999,868
3,000,000	Old Line Funding LLC	0.170	10/14/11	2,999,816
3,252,000	Old Line Funding LLC	0.170-0.190	10/17/11	3,251,740
4,200,000	Old Line Funding LLC	0.150	10/18/11	4,199,703
2,050,000	Old Line Funding LLC	0.190	10/26/11	2,049,730
8,000,000	Old Line Funding LLC	0.205	11/16/11	7,997,903
4,000,000	Old Line Funding LLC	0.220	11/22/11	3,998,729
6,500,000	Private Export Funding Corp	0.150-0.165	10/04/11	6,499,917
2,450,000	Private Export Funding Corp	0.150	10/06/11	2,449,949
6,500,000	Private Export Funding Corp	0.165	10/27/11	6,499,296
5,000,000	Private Export Funding Corp	0.140	11/08/11	4,999,261
1,625,000	Private Export Funding Corp	0.150	11/22/11	1,624,648
9,000,000	Private Export Funding Corp	0.165-0.170	11/29/11	8,997,541
250,000	Private Export Funding Corp	0.230	02/21/12	249,772
4,415,000	Private Export Funding Corp	0.220	02/27/12	4,410,980
12,900,000	Procter & Gamble Co	0.120	10/04/11	12,899,871
4,100,000	Procter & Gamble Co	0.100	10/17/11	4,099,818
9,460,000	Procter & Gamble Co	0.110-0.120	11/02/11	9,459,039
540,000	Procter & Gamble Co	0.150	12/05/11	539,854
4,400,000	Procter & Gamble Co	0.165	12/12/11	4,398,548
1,250,000	Province of Ontario Canada	0.100	10/14/11	1,249,955
1,900,000	Province of Ontario Canada	0.120	10/25/11	1,899,848
4,500,000	Province of Ontario Canada	0.100	11/30/11	4,499,250
4,685,000	Province of Ontario Canada	0.110	12/02/11	4,684,112
1,000,000	Rabobank USA Financial Corp	0.280	10/06/11	999,961
345,000	Rabobank USA Financial Corp	0.250	11/21/11	344,878
250,000	Royal Bank of Canada	0.160	10/17/11	249,982
1,200,000	Royal Bank of Canada	0.190	11/23/11	1,199,664
2,000,000	Royal Bank of Canada	0.210	12/20/11	1,999,067
6,815,000	Royal Bank of Canada	0.150-0.160	12/27/11	6,812,486
10,000,000	Sheffield Receivables Corp	0.180	10/12/11	9,999,450
8,000,000	Sheffield Receivables Corp	0.250	10/20/11	7,998,944
12,191,000	Straight-A Funding LLC	0.160-0.200	10/05/11	12,190,746
3,000,000	Straight-A Funding LLC	0.160	10/07/11	2,999,920
6,550,000	Straight-A Funding LLC	0.190	11/08/11	6,548,686
5,000,000	Straight-A Funding LLC	0.190	11/08/11	4,998,997
1,500,000	Straight-A Funding LLC	0.190	11/14/11	1,499,652
8,000,000	Straight-A Funding LLC	0.190	11/28/11	7,997,551
3,500,000	Straight-A Funding LLC	0.190	12/01/11	3,498,873
5,610,000	Toronto-Dominion Holdings USA, Inc	0.180	10/17/11	5,609,551
5,000,000	Toronto-Dominion Holdings USA, Inc	0.200	11/23/11	4,998,528
5,000,000	Toronto-Dominion Holdings USA, Inc	0.210	12/20/11	4,997,667
1,016,000	US Bank NA	0.320	12/30/11	1,015,187

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,200,000	Variable Funding Capital Co LLC	0.200%	10/04/11	$4,199,930
6,793,000	Variable Funding Capital Co LLC	0.170	10/20/11	6,792,391
4,500,000	Variable Funding Capital Co LLC	0.170	10/26/11	4,499,469
3,000,000	Variable Funding Capital Co LLC	0.130	10/31/11	2,999,675
8,000,000	Variable Funding Capital Co LLC	0.210	12/16/11	7,996,453
5,000,000	Wal-Mart Stores, Inc	0.090	11/15/11	4,999,438
750,000	Westpac Banking Corp	0.225	11/07/11	749,827
3,600,000	Westpac Banking Corp	0.270	12/08/11	3,598,164
4,340,000	Westpac Banking Corp	0.375-0.400	02/10/12	4,334,009

	TOTAL COMMERCIAL PAPER			485,884,439

FOREIGN GOVERNMENT BONDS - 0.4%
4,000,000	Province of Ontario Canada	2.625	01/20/12	4,026,101

	TOTAL FOREIGN GOVERNMENT BONDS			4,026,101

GOVERNMENT AGENCY DEBT - 20.7%
500,000	Federal Farm Credit Bank (FFCB)	0.300	10/20/11	499,921
1,500,000	FFCB	0.310	11/15/11	1,499,419
18,000,000	Federal Home Loan Bank (FHLB)	0.060	10/07/11	17,999,820
360,000	FHLB	0.060	10/11/11	359,994
8,590,000	FHLB	0.035-0.065	10/19/11	8,589,758
33,518,000	FHLB	0.070-0.200	10/21/11	33,514,289
3,700,000	FHLB	0.080	10/24/11	3,699,811
300,000	FHLB	0.040	10/28/11	299,991
9,800,000	FHLB	0.170	11/01/11	9,798,565
4,500,000	FHLB	0.011	11/03/11	4,499,955
2,305,000	FHLB	0.050-0.060	11/04/11	2,304,875
2,504,000	FHLB	0.030	11/10/11	2,503,917
6,889,000	FHLB	0.025-0.040	11/14/11	6,888,690
7,000,000	FHLB	0.025-0.030	11/16/11	6,999,764
13,000,000	FHLB	0.025-0.030	11/18/11	12,999,513
3,263,000	FHLB	0.030	11/23/11	3,262,856
4,700,000	FHLB	0.040	12/02/11	4,699,676
3,000,000	FHLB	0.020	12/21/11	2,999,865
400,000	FHLB	0.100	01/25/12	399,871
220,000	Federal Home Loan Mortgage Corp (FHLMC)	0.060	10/04/11	219,999
1,883,000	FHLMC	0.065	10/06/11	1,882,983
780,000	FHLMC	0.300	10/07/11	779,961
2,700,000	FHLMC	0.085	10/11/11	2,699,936
120,000	FHLMC	0.040	10/12/11	119,999
525,000	FHLMC	0.050	10/24/11	524,983
1,200,000	FHLMC	0.030	10/25/11	1,199,976
6,200,000	FHLMC	0.030-0.070	11/02/11	6,199,799
1,000,000	FHLMC	0.040	11/22/11	999,942
85,000	FHLMC	0.150	12/15/11	84,973
3,000,000	FHLMC	0.090	12/20/11	2,999,400
4,700,000	FHLMC	0.100	02/21/12	4,698,133
390,000	Federal National Mortgage Association (FNMA)	0.180	07/02/12	389,465
10,000,000	FNMA	0.050-0.065	10/03/11	9,999,968
4,459,000	FNMA	0.050	10/04/11	4,458,981
5,000,000	FNMA	0.050	10/06/11	4,999,965
1,850,000	FNMA	0.050	10/11/11	1,849,974

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,720,000		FNMA	0.050-0.060%	10/12/11	$2,719,956
2,870,000		FNMA	0.060	10/14/11	2,869,938
1,400,000		FNMA	0.075	10/17/11	1,399,953
8,300,000		FNMA	0.060-0.140	10/19/11	8,299,511
529,000		FNMA	0.060	10/20/11	528,983
3,100,000		FNMA	0.065	10/24/11	3,099,871
4,104,000		FNMA	0.030-0.120	10/26/11	4,103,891
1,871,000		FNMA	0.040-0.055	11/02/11	1,870,927
900,000		FNMA	0.045	11/07/11	899,958
4,135,000		FNMA	0.030	11/10/11	4,134,862
5,094,000		FNMA	0.025	11/15/11	5,093,841
700,000		FNMA	0.010	11/16/11	699,991
3,670,000		FNMA	0.035-0.090	12/01/11	3,669,706
12,400,000		FNMA	0.060-0.125	12/07/11	12,397,187
160,000		FNMA	0.040	12/28/11	159,984
453,000		FNMA	0.130	02/17/12	452,773
2,000,000		FNMA	0.110	02/21/12	1,999,126
441,000		FNMA	0.150	04/18/12	440,633

		TOTAL GOVERNMENT AGENCY DEBT			222,770,078

TREASURY DEBT - 15.4%
5,000,000		United States Treasury Bill	0.059	10/06/11	4,999,959
5,000,000		United States Treasury Bill	0.025-0.028	10/13/11	4,999,956
3,310,000		United States Treasury Bill	0.111	10/20/11	3,309,806
2,000,000		United States Treasury Bill	0.075	11/10/11	1,999,833
29,600,000		United States Treasury Bill	0.091-0.096	11/17/11	29,596,334
6,030,000		United States Treasury Bill	0.096-0.105	11/25/11	6,029,095
4,000,000		United States Treasury Bill	0.085-0.095	12/01/11	3,999,390
5,000,000		United States Treasury Bill	0.065	12/08/11	4,999,386
3,000,000		United States Treasury Bill	0.008	12/22/11	2,999,949
1,500,000		United States Treasury Bill	0.100	12/29/11	1,499,631
16,200,000		United States Treasury Note	1.000	10/31/11	16,210,900
11,835,000		United States Treasury Note	0.750	11/30/11	11,845,633
10,455,000		United States Treasury Note	1.125	12/15/11	10,474,763
4,000,000		United States Treasury Note	1.125	01/15/12	4,011,618
3,680,000		United States Treasury Note	0.875	01/31/12	3,688,169
7,000,000		United States Treasury Note	1.375	02/15/12	7,027,416
1,000,000		United States Treasury Note	0.875	02/29/12	1,002,949
2,640,000		United States Treasury Note	1.000	04/30/12	2,653,018
14,505,000		United States Treasury Note	0.750	05/31/12	14,555,224
9,986,000		United States Treasury Note	1.875	06/15/12	10,109,355
7,740,000		United States Treasury Note	0.625	06/30/12	7,769,820
6,530,000		United States Treasury Note	1.500	07/15/12	6,601,484
5,001,000		United States Treasury Note	0.625	07/31/12	5,022,242

		TOTAL TREASURY DEBT			165,405,930

VARIABLE RATE SECURITY - 12.5%
9,700,000	i	Federal Farm Credit Bank (FFCB)	0.150	02/13/12	9,699,799
5,000,000	i	FFCB	0.225	03/28/13	5,000,000
4,050,000	i	FFCB	0.235	06/12/13	4,050,502
4,000,000	i	FFCB	0.320	08/19/13	3,996,209
4,800,000	i	FFCB	0.220	08/26/13	4,795,441

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,400,000	i	FFCB	0.280%	08/26/13	$3,399,346
10,000,000	i	FFCB	0.300	09/23/13	9,999,201
9,600,000	i	Federal Home Loan Bank (FHLB)	0.160	01/13/12	9,599,862
4,500,000	i	FHLB	0.145	07/02/12	4,500,000
5,000,000	i	FHLB	0.140	07/20/12	5,000,000
9,500,000	i	FHLB	0.270	08/16/13	9,500,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.220	11/07/11	5,000,282
22,000,000	i	FHLMC	0.070	11/09/11	21,998,268
10,000,000	i	FHLMC	0.240	01/09/12	10,002,080
5,000,000	i	FHLMC	0.172	02/04/13	4,997,296
3,100,000	i	FHLMC	0.172	05/06/13	3,097,503
5,000,000	i	Federal National Mortgage Association (FNMA)	0.180	03/14/13	4,997,913
5,000,000	i	Canadian Imperial Bank of Commerce	0.320	03/08/12	5,000,000
9,500,000	i	Royal Bank of Canada	0.290	07/11/12	9,500,000

		TOTAL VARIABLE RATE SECURITY			134,133,702

		TOTAL SHORT-TERM INVESTMENTS			1,076,080,391
		(Cost $1,076,080,391)

		TOTAL INVESTMENTS- 100.0%			1,076,080,391
		(Cost $1,076,080,391)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			364,339

		NET ASSETS - 100.0%			$1,076,444,730

	i	Floating or variable rate security. Coupon reflects the rate at period end.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's half-year period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 15, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer (principal executive officer)

Dated: November 15, 2011	By:	/s/ Philip G. Goff
Philip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification